================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2016


================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                               January 31, 2016
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..................   1

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series..........................   2
   The DFA International Value Series.......................  10
   The Japanese Small Company Series........................  23
   The Asia Pacific Small Company Series....................  53
   The United Kingdom Small Company Series..................  71
   The Continental Small Company Series.....................  80
   The Canadian Small Company Series........................ 105
   The Emerging Markets Series.............................. 113
   The Emerging Markets Small Cap Series.................... 138
   The Tax-Managed U.S. Marketwide Value Series............. 206
   The DFA Short Term Investment Fund....................... 228

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................. 232
   Security Valuation....................................... 232
   Financial Instruments.................................... 233
   Federal Tax Cost......................................... 235
   Other.................................................... 235
   Subsequent Event Evaluations............................. 236

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

   ADR          American Depositary Receipt
   AG           Aktiengesellschaft (German & Swiss Stock Corporation)
   GDR          Global Depositary Receipt
   LLC          Limited Liability Company
   P.L.C.       Public Limited Company

Investment Footnotes
   +            See Security Valuation Note within the Notes to Schedules of
                Investments.
   ++           Securities have generally been fair valued. See Security
                Valuation Note within the Notes to Schedules of
                Investments.
   *            Non-Income Producing Securities.
   #            Total or Partial Securities on Loan.
   @            Security purchased with cash proceeds from Securities on Loan.
   ^^           See Federal Tax Cost Note within the Notes to Schedules of
                Investments.
   (degrees)    Security is being fair valued as of January 31, 2016.
   --           Amounts designated as -- are either zero or rounded to zero.
   (S)          Affiliated Fund.
   (r)          The adjustable/variable rate shown is effective as of
                January 31, 2016.
   (y)          The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (96.6%)

Consumer Discretionary -- (13.1%)
*   AutoNation, Inc..................................     51,029 $    2,207,004
#   Best Buy Co., Inc................................  1,040,256     29,054,350
    Cable One, Inc...................................     28,936     12,442,191
    Carnival Corp....................................    952,418     45,839,878
#   CBS Corp. Class A................................      7,236        378,081
    Comcast Corp. Class A............................ 11,245,897    626,508,922
#   Dillard's, Inc. Class A..........................     85,091      5,991,257
    DR Horton, Inc...................................  1,493,663     41,090,669
#   Ford Motor Co.................................... 14,411,800    172,076,892
#   GameStop Corp. Class A...........................    483,057     12,660,924
#   Garmin, Ltd......................................    189,155      6,654,473
    General Motors Co................................  5,492,031    162,783,799
    Goodyear Tire & Rubber Co. (The).................  1,126,381     32,000,484
    Graham Holdings Co. Class B......................     28,200     13,668,258
    Harman International Industries, Inc.............      7,543        561,124
#*  Hyatt Hotels Corp. Class A.......................     26,622      1,029,739
#   Johnson Controls, Inc............................    567,307     20,349,302
#   Kohl's Corp......................................  1,326,479     65,992,330
    Lear Corp........................................     64,573      6,704,615
#   Lennar Corp. Class A.............................    857,396     36,139,241
    Lennar Corp. Class B.............................      4,312        149,411
*   Liberty Broadband Corp. Class A..................     27,953      1,330,563
*   Liberty Broadband Corp. Class C..................     85,576      4,022,072
*   Liberty Interactive Corp., QVC Group Class A.....  2,538,156     66,144,345
*   Liberty Media Corp. Class A......................    156,789      5,741,613
*   Liberty Media Corp. Class C......................    313,578     11,160,241
*   Liberty Ventures Series A........................    536,223     21,089,651
*   Madison Square Garden Co. (The) Class A..........      6,379        982,876
#*  MGM Resorts International........................  2,324,079     46,667,506
*   Mohawk Industries, Inc...........................    283,553     47,186,055
    News Corp. Class A...............................    290,667      3,769,951
#   News Corp. Class B...............................     31,823        424,837
#   Penske Automotive Group, Inc.....................    274,842      8,621,794
#   PulteGroup, Inc..................................    786,899     13,188,427
    PVH Corp.........................................    152,277     11,174,086
#   Ralph Lauren Corp................................     51,388      5,781,150
#   Royal Caribbean Cruises, Ltd.....................  1,051,952     86,217,986
    Service Corp. International......................    152,642      3,692,410
    Staples, Inc.....................................  1,966,011     17,536,818
#   TEGNA, Inc.......................................    277,844      6,671,035
    Time Warner Cable, Inc...........................  1,876,119    341,472,419
    Time Warner, Inc.................................  3,948,043    278,100,149
#*  Toll Brothers, Inc...............................    329,804      9,109,187
#   Visteon Corp.....................................     83,658      5,595,047
    Whirlpool Corp...................................    199,266     26,779,358
                                                                 --------------
Total Consumer Discretionary.........................             2,316,742,520
                                                                 --------------
Consumer Staples -- (6.2%)
    Archer-Daniels-Midland Co........................  2,748,548     97,161,172
    Bunge, Ltd.......................................    785,148     48,687,027
    Constellation Brands, Inc. Class A...............    276,038     42,090,274

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES       VALUE+
                                                      --------- --------------
Consumer Staples -- (Continued)
    CVS Health Corp.................................. 3,613,015 $  348,981,119
    Ingredion, Inc...................................   158,658     15,980,034
    JM Smucker Co. (The).............................   558,187     71,626,556
    Kraft Heinz Co. (The)............................   138,795     10,834,338
    Molson Coors Brewing Co. Class B.................   733,307     66,349,617
    Mondelez International, Inc. Class A............. 5,093,977    219,550,409
    Pinnacle Foods, Inc..............................   437,642     18,770,465
    Reynolds American, Inc...........................   111,055      5,547,197
*   Seaboard Corp....................................        13         37,401
#   Spectrum Brands Holdings, Inc....................     2,502        237,790
#   Tyson Foods, Inc. Class A........................ 1,957,913    104,474,238
    Wal-Mart Stores, Inc.............................   698,064     46,323,527
    Walgreens Boots Alliance, Inc....................    51,922      4,139,222
                                                                --------------
Total Consumer Staples...............................            1,100,790,386
                                                                --------------
Energy -- (15.1%)
    Anadarko Petroleum Corp.......................... 1,968,362     76,943,271
#   Apache Corp......................................   798,537     33,969,764
    Baker Hughes, Inc................................ 1,938,026     84,323,511
#   California Resources Corp........................   558,622        798,830
#   Chesapeake Energy Corp........................... 1,961,939      6,650,973
    Chevron Corp..................................... 5,689,032    491,930,597
    Cimarex Energy Co................................   155,458     14,457,594
#*  Concho Resources, Inc............................   117,652     11,192,235
#   ConocoPhillips................................... 5,279,592    206,326,455
    Devon Energy Corp................................   812,393     22,665,765
#   EOG Resources, Inc............................... 1,357,767     96,428,612
#   Exxon Mobil Corp................................. 8,650,708    673,457,618
*   FMC Technologies, Inc............................     1,100         27,665
    Halliburton Co...................................   544,609     17,313,120
#   Helmerich & Payne, Inc...........................   574,414     29,180,231
#   Hess Corp........................................ 1,472,316     62,573,430
    HollyFrontier Corp...............................   644,305     22,531,346
#   Marathon Oil Corp................................ 3,266,531     31,783,347
    Marathon Petroleum Corp.......................... 2,312,389     96,634,736
#   Murphy Oil Corp..................................   728,510     14,286,081
#   Nabors Industries, Ltd...........................   481,335      3,542,626
#   National Oilwell Varco, Inc...................... 1,745,118     56,786,140
*   Newfield Exploration Co..........................   167,299      4,863,382
    Noble Energy, Inc................................   189,616      6,137,870
    Occidental Petroleum Corp........................ 1,857,300    127,837,959
#   Phillips 66...................................... 2,055,820    164,773,973
    Pioneer Natural Resources Co.....................   155,570     19,282,902
#   Range Resources Corp.............................    66,898      1,977,505
#   Schlumberger, Ltd................................   105,041      7,591,313
    Tesoro Corp......................................   668,185     58,299,141
#   Transocean, Ltd.................................. 1,340,027     13,963,081
    Valero Energy Corp............................... 2,806,975    190,509,393
#*  Weatherford International P.L.C.................. 2,942,972     19,835,631

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
#*  Whiting Petroleum Corp...........................    218,861 $    1,608,628
                                                                 --------------
Total Energy.........................................             2,670,484,725
                                                                 --------------
Financials -- (20.6%)
    Aflac, Inc.......................................  1,018,975     59,059,791
*   Alleghany Corp...................................     11,044      5,278,148
    Allied World Assurance Co. Holdings AG...........    463,017     16,941,792
    Allstate Corp. (The).............................  1,383,297     83,827,798
#*  Ally Financial, Inc..............................  1,125,791     17,843,787
    American Financial Group, Inc....................    426,655     30,283,972
    American International Group, Inc................  2,735,967    154,527,416
    Assurant, Inc....................................    330,179     26,846,855
    Assured Guaranty, Ltd............................    203,216      4,832,476
    Axis Capital Holdings, Ltd.......................    459,271     24,759,300
    Bank of America Corp............................. 14,959,787    211,531,388
    Bank of New York Mellon Corp. (The)..............  2,942,428    106,574,742
    BB&T Corp........................................  1,551,308     50,665,719
    BlackRock, Inc...................................      8,808      2,768,002
#   BOK Financial Corp...............................      4,796        239,848
    Capital One Financial Corp.......................  2,036,842    133,657,572
    Chubb, Ltd.......................................    307,632     34,783,950
#   Cincinnati Financial Corp........................     52,042      2,999,180
    CIT Group, Inc...................................    341,837     10,032,916
    Citigroup, Inc...................................  4,734,668    201,602,163
    CME Group, Inc...................................    722,112     64,881,763
#   CNA Financial Corp...............................    412,926     13,721,531
#   Comerica, Inc....................................     81,794      2,805,534
#   Cullen/Frost Bankers, Inc........................      3,749        179,427
*   E*TRADE Financial Corp...........................    116,129      2,735,999
    Endurance Specialty Holdings, Ltd................      6,320        391,398
#   Everest Re Group, Ltd............................    220,574     39,469,512
    Fifth Third Bancorp..............................  3,412,290     53,914,182
#   First American Financial Corp....................     12,359        424,779
#*  Genworth Financial, Inc. Class A.................  1,013,673      2,818,011
    Goldman Sachs Group, Inc. (The)..................  1,354,171    218,779,867
    Hartford Financial Services Group, Inc. (The)....  2,619,909    105,267,944
#   Huntington Bancshares, Inc.......................  1,840,863     15,794,605
#   Invesco, Ltd.....................................     99,521      2,978,664
    JPMorgan Chase & Co..............................  9,998,898    594,934,431
#   KeyCorp..........................................  1,072,181     11,965,540
    Legg Mason, Inc..................................    516,746     15,822,763
#   Leucadia National Corp...........................    153,878      2,548,220
    Lincoln National Corp............................  1,164,852     45,965,060
    Loews Corp.......................................  1,684,881     62,357,446
#   M&T Bank Corp....................................    326,468     35,970,244
    MetLife, Inc.....................................  2,038,507     91,019,338
    Morgan Stanley...................................  3,249,559     84,098,587
    Nasdaq, Inc......................................    752,985     46,685,070
    New York Community Bancorp, Inc..................    405,598      6,278,657
    Old Republic International Corp..................    632,434     11,434,407
#   PacWest Bancorp..................................     70,564      2,590,404
    PartnerRe, Ltd...................................    197,083     27,670,453
#   People's United Financial, Inc...................    145,708      2,093,824

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The).........  1,273,146 $  110,318,101
#   Principal Financial Group, Inc...................  1,423,787     54,103,906
#   Prudential Financial, Inc........................  1,096,602     76,849,868
#   Regions Financial Corp...........................  5,273,107     42,817,629
    Reinsurance Group of America, Inc................    312,945     26,359,357
#   RenaissanceRe Holdings, Ltd......................     86,989      9,799,311
    State Street Corp................................    314,860     17,547,148
    SunTrust Banks, Inc..............................  1,252,716     45,824,351
*   Synchrony Financial..............................  3,944,982    112,116,388
    Travelers Cos., Inc. (The).......................  1,130,153    120,971,577
#   Unum Group.......................................  1,162,077     33,281,885
    Validus Holdings, Ltd............................    167,263      7,399,715
    Voya Financial, Inc..............................    113,438      3,468,934
    Wells Fargo & Co.................................  3,277,117    164,609,587
    Willis Towers Watson P.L.C.......................      2,445        279,879
#   WR Berkley Corp..................................    214,424     10,753,364
    XL Group P.L.C...................................  1,261,223     45,731,946
#   Zions Bancorporation.............................    710,094     16,104,932
                                                                 --------------
Total Financials.....................................             3,642,992,353
                                                                 --------------
Health Care -- (10.7%)
    Aetna, Inc.......................................  1,902,630    193,763,839
*   Alere, Inc.......................................      8,494        315,977
*   Allergan P.L.C...................................    496,938    141,344,075
*   Amsurg Corp......................................     15,357      1,123,979
    Anthem, Inc......................................  1,445,532    188,627,471
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        155,940
*   Boston Scientific Corp...........................  3,281,621     57,526,816
    Cigna Corp.......................................    320,341     42,797,558
#*  Community Health Systems, Inc....................    438,693      9,423,126
*   DaVita HealthCare Partners, Inc..................    102,334      6,868,658
*   Express Scripts Holding Co.......................  2,739,577    196,893,399
*   Hologic, Inc.....................................    573,079     19,450,301
    Humana, Inc......................................    707,042    115,099,367
#*  Laboratory Corp. of America Holdings.............     71,097      7,987,748
*   Mallinckrodt P.L.C...............................     61,080      3,548,137
#*  MEDNAX, Inc......................................      4,300        298,678
    Medtronic P.L.C..................................  1,295,770     98,374,858
#   Perrigo Co. P.L.C................................     13,380      1,934,480
    Pfizer, Inc...................................... 18,523,388    564,778,100
    Quest Diagnostics, Inc...........................    577,821     37,945,505
#   Teleflex, Inc....................................     92,013     12,485,244
    Thermo Fisher Scientific, Inc....................  1,060,444    140,042,235
    UnitedHealth Group, Inc..........................    427,665     49,249,901
#*  WellCare Health Plans, Inc.......................      6,100        463,478
    Zimmer Biomet Holdings, Inc......................     36,800      3,652,768
                                                                 --------------
Total Health Care....................................             1,894,151,638
                                                                 --------------
Industrials -- (11.7%)
#   ADT Corp. (The)..................................    828,257     24,499,842
#*  AECOM............................................    131,051      3,596,039
#   AGCO Corp........................................    384,188     18,736,849

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
    AMERCO...........................................        474 $      173,792
#*  Avis Budget Group, Inc...........................    387,739     10,185,904
    Carlisle Cos., Inc...............................     77,340      6,471,811
#   Caterpillar, Inc.................................  1,339,351     83,361,206
#   Chicago Bridge & Iron Co. NV.....................    228,793      8,881,744
#*  Colfax Corp......................................     58,125      1,286,887
    CSX Corp.........................................  5,234,843    120,506,086
    Cummins, Inc.....................................     75,958      6,827,865
    Danaher Corp.....................................    365,547     31,674,648
#   Dover Corp.......................................    419,306     24,508,436
    Eaton Corp. P.L.C................................  1,260,415     63,663,562
#   FedEx Corp.......................................    841,039    111,757,262
#   Fluor Corp.......................................    267,967     12,029,039
#   General Electric Co.............................. 12,776,901    371,807,819
#*  Hertz Global Holdings, Inc.......................  1,345,507     12,217,204
    Ingersoll-Rand P.L.C.............................    434,487     22,363,046
#*  Jacobs Engineering Group, Inc....................    206,007      8,081,655
*   JetBlue Airways Corp.............................  1,847,009     39,359,762
#   Kansas City Southern.............................    234,875     16,647,940
    KAR Auction Services, Inc........................      9,789        327,148
#*  Kirby Corp.......................................     20,039      1,014,975
    L-3 Communications Holdings, Inc.................    381,253     44,545,600
    Manpowergroup, Inc...............................    190,823     14,569,336
    Nielsen Holdings P.L.C...........................    168,861      8,132,346
    Norfolk Southern Corp............................  1,598,000    112,659,000
    Northrop Grumman Corp............................    554,629    102,639,643
    Orbital ATK, Inc.................................     52,588      4,745,015
    Owens Corning....................................    608,832     28,121,950
#   PACCAR, Inc......................................    369,332     18,123,121
#   Pentair P.L.C....................................    929,305     43,788,852
    Precision Castparts Corp.........................    244,284     57,394,526
#*  Quanta Services, Inc.............................    381,907      7,141,661
    Republic Services, Inc...........................  2,072,867     90,584,288
#   Ryder System, Inc................................    126,616      6,732,173
    Southwest Airlines Co............................  3,733,160    140,441,479
    Stanley Black & Decker, Inc......................  1,095,910    103,388,149
    Textron, Inc.....................................    550,119     18,825,072
#   Trinity Industries, Inc..........................    236,607      5,068,122
#   Union Pacific Corp...............................  2,906,293    209,253,096
*   United Continental Holdings, Inc.................    339,080     16,370,782
#*  United Rentals, Inc..............................    151,173      7,242,698
    Waste Connections, Inc...........................    475,433     28,511,717
                                                                 --------------
Total Industrials....................................             2,068,259,147
                                                                 --------------
Information Technology -- (10.8%)
    Activision Blizzard, Inc.........................  2,987,304    104,017,925
    Amdocs, Ltd......................................     53,167      2,910,362
#*  ARRIS International P.L.C........................     53,138      1,353,425
*   Arrow Electronics, Inc...........................    572,564     29,544,302
    Avnet, Inc.......................................    694,662     27,730,907
    Brocade Communications Systems, Inc..............  1,391,533     11,104,433
#   CA, Inc..........................................  2,510,454     72,125,343
    Cisco Systems, Inc............................... 15,152,145    360,469,530

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    Computer Sciences Corp...........................    318,655 $   10,219,266
    Corning, Inc.....................................  3,676,381     68,417,450
    CSRA, Inc........................................    318,655      8,533,581
*   EchoStar Corp. Class A...........................      2,635         92,568
    EMC Corp.........................................  6,310,731    156,316,807
    Fidelity National Information Services, Inc......  1,453,689     86,828,844
*   First Solar, Inc.................................    154,302     10,594,375
*   Flextronics International, Ltd...................    352,389      3,693,037
    Hewlett Packard Enterprise Co....................  9,619,949    132,370,498
    HP, Inc..........................................  9,619,949     93,409,705
    IAC/InterActiveCorp..............................    120,638      6,265,938
    Ingram Micro, Inc. Class A.......................    715,108     20,166,046
    Intel Corp....................................... 10,985,132    340,758,795
#   Jabil Circuit, Inc...............................    403,242      8,028,548
    Juniper Networks, Inc............................    675,762     15,947,983
    Lam Research Corp................................    555,768     39,898,585
#   Marvell Technology Group, Ltd....................    398,733      3,528,787
*   Micron Technology, Inc...........................  3,135,684     34,586,594
#   NetApp, Inc......................................    285,358      6,257,901
#*  Nuance Communications, Inc.......................     44,349        781,873
#   NVIDIA Corp......................................  1,824,559     53,441,333
*   Qorvo, Inc.......................................    171,000      6,771,600
    QUALCOMM, Inc....................................    250,667     11,365,242
    Symantec Corp....................................  1,982,737     39,337,502
*   Synopsys, Inc....................................      8,433        361,776
    TE Connectivity, Ltd.............................    429,693     24,561,252
    Western Digital Corp.............................    564,843     27,101,167
#   Xerox Corp.......................................  5,860,019     57,135,185
*   Yahoo!, Inc......................................    877,399     25,892,044
                                                                 --------------
Total Information Technology.........................             1,901,920,509
                                                                 --------------
Materials -- (2.9%)
    Airgas, Inc......................................     19,336      2,707,040
#   Albemarle Corp...................................      9,464        498,185
#   Alcoa, Inc.......................................  4,826,610     35,185,987
    Ashland, Inc.....................................    381,999     36,198,225
    Bemis Co., Inc...................................    100,429      4,807,536
    CF Industries Holdings, Inc......................    392,811     11,784,330
    Dow Chemical Co. (The)...........................    822,454     34,543,068
#   Eastman Chemical Co..............................    425,200     26,026,492
#   Freeport-McMoRan, Inc............................  2,572,724     11,834,530
#   International Paper Co...........................  2,002,636     68,510,178
#   Martin Marietta Materials, Inc...................     60,975      7,657,241
#   Mosaic Co. (The).................................  1,558,227     37,553,271
    Newmont Mining Corp..............................  2,143,745     42,789,150
    Nucor Corp.......................................  1,855,602     72,498,370
    Olin Corp........................................    315,745      5,348,720
    Reliance Steel & Aluminum Co.....................    359,269     20,456,777
#   Sonoco Products Co...............................     12,855        507,901
    Steel Dynamics, Inc..............................    886,631     16,269,679
    Vulcan Materials Co..............................    576,239     50,824,280
#   Westlake Chemical Corp...........................     80,586      3,665,051

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES        VALUE+
                                                     ----------- ---------------
Materials -- (Continued)
              WestRock Co...........................     755,145 $    26,641,516
                                                                 ---------------
Total Materials.....................................                 516,307,527
                                                                 ---------------
Telecommunication Services -- (5.2%)
              AT&T, Inc.............................  20,870,290     752,582,657
#             CenturyLink, Inc......................   2,463,153      62,613,349
#             Frontier Communications Corp..........   2,746,305      12,495,688
*             Level 3 Communications, Inc...........     725,529      35,413,070
#*            Sprint Corp...........................   2,011,161       6,073,706
#*            T-Mobile US, Inc......................     768,418      30,851,983
*             United States Cellular Corp...........     203,140       7,646,190
                                                                 ---------------
Total Telecommunication Services....................                 907,676,643
                                                                 ---------------
Utilities -- (0.3%)
*             Calpine Corp..........................     916,143      14,026,149
              NRG Energy, Inc.......................   1,541,737      16,404,082
#             UGI Corp..............................     633,387      21,535,158
                                                                 ---------------
Total Utilities.....................................                  51,965,389
                                                                 ---------------
TOTAL COMMON STOCKS.................................              17,071,290,837
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
              Safeway Casa Ley Contingent Value
(degrees)#*     Rights..............................     196,076         198,998
              Safeway PDC, LLC Contingent Value
(degrees)#*     Rights..............................     196,076           9,568
TOTAL RIGHTS/WARRANTS...............................                     208,566
                                                                 ---------------
TOTAL INVESTMENT SECURITIES.........................              17,071,499,403
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
              State Street Institutional Liquid
                Reserves, 0.358%.................... 232,455,911     232,455,911
                                                                 ---------------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@          DFA Short Term Investment Fund........  32,070,525     371,055,969
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,019,483,763)^^..........................             $17,675,011,283
                                                                 ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,316,742,520           --   --    $ 2,316,742,520
   Consumer Staples...........   1,100,790,386           --   --      1,100,790,386
   Energy.....................   2,670,484,725           --   --      2,670,484,725
   Financials.................   3,642,992,353           --   --      3,642,992,353
   Health Care................   1,894,151,638           --   --      1,894,151,638
   Industrials................   2,068,259,147           --   --      2,068,259,147
   Information Technology.....   1,901,920,509           --   --      1,901,920,509
   Materials..................     516,307,527           --   --        516,307,527
   Telecommunication Services.     907,676,643           --   --        907,676,643
   Utilities..................      51,965,389           --   --         51,965,389
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     232,455,911           --   --        232,455,911
Securities Lending Collateral.              --  371,055,969   --        371,055,969
Futures Contracts**...........       1,482,076           --   --          1,482,076
                               --------------- ------------   --    ---------------
TOTAL......................... $17,305,228,824 $371,264,535   --    $17,676,493,359
                               =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (94.7%)

AUSTRALIA -- (5.3%)
    Asciano, Ltd........................................ 4,216,676 $ 26,732,298
    Aurizon Holdings, Ltd............................... 2,344,584    6,199,705
    Australia & New Zealand Banking Group, Ltd.......... 1,201,497   20,856,778
#   Bank of Queensland, Ltd.............................   571,051    5,349,208
#   Bendigo and Adelaide Bank, Ltd......................   852,012    6,554,028
    BHP Billiton, Ltd................................... 5,172,675   56,806,100
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,465,288   32,104,460
    Boral, Ltd.......................................... 1,650,081    6,621,269
#   Fortescue Metals Group, Ltd......................... 4,822,118    6,060,066
    Harvey Norman Holdings, Ltd.........................   715,856    2,282,689
    Incitec Pivot, Ltd.................................. 4,336,440    9,665,840
    LendLease Group.....................................   177,464    1,657,173
    Macquarie Group, Ltd................................   213,984   11,037,634
    National Australia Bank, Ltd........................   317,804    6,313,494
*   Newcrest Mining, Ltd................................ 3,067,204   28,833,864
#   Orica, Ltd..........................................   448,848    4,574,163
    Origin Energy, Ltd.................................. 3,783,368   11,197,396
    Qantas Airways, Ltd................................. 2,217,337    6,165,989
    QBE Insurance Group, Ltd............................ 2,266,393   17,728,795
    Rio Tinto, Ltd...................................... 1,128,973   31,881,923
    Santos, Ltd......................................... 6,995,133   16,042,608
*   South32, Ltd........................................ 2,385,878    1,674,605
*   South32, Ltd. ADR...................................   354,708    1,206,007
    Star Entertainment Group, Ltd. (The)................ 1,664,347    6,424,269
    Suncorp Group, Ltd.................................. 2,699,267   22,518,794
    Tabcorp Holdings, Ltd...............................   507,886    1,669,654
    Tatts Group, Ltd.................................... 3,418,019   10,167,651
    Treasury Wine Estates, Ltd..........................   998,012    6,495,576
    Washington H Soul Pattinson & Co., Ltd..............    72,967      870,332
    Wesfarmers, Ltd..................................... 1,260,787   38,041,680
    Woodside Petroleum, Ltd............................. 2,452,631   49,431,211
                                                                   ------------
TOTAL AUSTRALIA.........................................            453,165,259
                                                                   ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG.................................   144,232    4,166,372
    OMV AG..............................................   117,337    3,020,292
*   Raiffeisen Bank International AG....................    57,158      720,959
                                                                   ------------
TOTAL AUSTRIA...........................................              7,907,623
                                                                   ------------
BELGIUM -- (1.5%)
    Ageas...............................................   579,966   23,552,952
    Colruyt SA..........................................    41,465    2,217,098
    Delhaize Group......................................   246,555   25,878,418
    Delhaize Group Sponsored ADR........................   211,600    5,526,992
    KBC Groep NV........................................   386,154   22,129,241
    Proximus SADP.......................................   248,671    8,595,871
    Solvay SA...........................................   247,775   20,526,430
    UCB SA..............................................   128,640   10,998,835

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    Umicore SA..........................................   187,273 $  6,885,167
                                                                   ------------
TOTAL BELGIUM...........................................            126,311,004
                                                                   ------------
CANADA -- (7.0%)
    Agnico Eagle Mines, Ltd.............................   463,830   13,655,155
    AltaGas, Ltd........................................    39,700      928,950
    Bank of Montreal.................................... 1,105,966   59,191,300
    Barrick Gold Corp.(2024644).........................   136,652    1,358,814
    Barrick Gold Corp.(067901108)....................... 2,894,530   28,684,792
*   BlackBerry, Ltd.(09228F103).........................   284,796    2,027,748
#*  BlackBerry, Ltd.(BCBHZ31)........................... 1,130,411    8,061,108
    Cameco Corp.(13321L108).............................   494,945    6,008,632
    Cameco Corp.(2166160)...............................   506,586    6,151,066
#   Canadian Natural Resources, Ltd.(136385101)......... 1,624,266   34,531,895
    Canadian Natural Resources, Ltd.(2171573)........... 1,849,320   39,589,626
    Canadian Oil Sands, Ltd.............................   606,916    4,068,057
#   Canadian Tire Corp., Ltd. Class A...................   225,109   18,342,631
    Cenovus Energy, Inc................................. 1,052,649   12,937,056
    Crescent Point Energy Corp.(22576C101)..............   637,777    7,079,328
#   Crescent Point Energy Corp.(B67C8W8)................   374,472    4,151,296
    Eldorado Gold Corp.(2307873)........................   881,059    1,999,977
    Eldorado Gold Corp.(284902103)......................   109,318      244,872
    Empire Co., Ltd.....................................   744,835   14,078,971
#   Enbridge Income Fund Holdings, Inc..................    34,200      714,565
    Encana Corp......................................... 3,223,216   14,085,454
    Enerplus Corp.......................................    29,993       95,060
    Fairfax Financial Holdings, Ltd.....................    83,365   42,923,841
    Finning International, Inc..........................   495,472    6,309,673
    First Quantum Minerals, Ltd.........................   202,255      437,456
#   Genworth MI Canada, Inc.............................   112,861    1,952,047
    Goldcorp, Inc.(380956409)...........................   707,416    8,022,097
    Goldcorp, Inc.(2676302).............................   668,943    7,621,051
    Hudson's Bay Co.....................................    86,528    1,068,552
#   Husky Energy, Inc................................... 1,181,401   11,755,821
    Industrial Alliance Insurance & Financial Services,
      Inc...............................................   292,812    8,693,020
*   Kinross Gold Corp................................... 2,903,895    4,788,349
#*  Lundin Mining Corp..................................   904,499    2,240,425
    Manulife Financial Corp.(2492519)................... 3,287,435   45,689,456
    Manulife Financial Corp.(56501R106).................   625,728    8,672,590
    Maple Leaf Foods, Inc...............................   103,843    1,691,553
*   MEG Energy Corp.....................................   187,963      779,545
#   Pacific Exploration and Production Corp.............   483,824      279,747
    Silver Wheaton Corp.................................   758,845    8,924,017
    SNC-Lavalin Group, Inc..............................    16,100      460,279
#   Sun Life Financial, Inc.............................   866,399   24,849,677
    Suncor Energy, Inc.(B3NB1P2)........................ 3,750,370   88,826,666
    Suncor Energy, Inc.(867224107)......................   985,458   23,207,536
#   Teck Resources, Ltd. Class B........................ 1,123,435    4,194,136
*   Tourmaline Oil Corp.................................   466,540    9,301,493
    TransAlta Corp......................................    44,534      155,424
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      262,407
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............. 1,293,025    2,704,378
    West Fraser Timber Co., Ltd.........................    11,349      390,074

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
#   Whitecap Resources, Inc.............................   675,235 $  3,692,127
    WSP Global, Inc.....................................   123,318    3,543,995
    Yamana Gold, Inc.................................... 1,426,728    2,454,433
                                                                   ------------
TOTAL CANADA............................................            603,878,218
                                                                   ------------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A....................     7,706    9,740,134
    AP Moeller - Maersk A.S. Class B....................    19,275   24,799,654
    Carlsberg A.S. Class B..............................   305,857   25,786,051
    Danske Bank A.S.....................................   640,273   17,230,676
    DSV A.S.............................................   219,411    8,538,682
*   H Lundbeck A.S......................................    93,064    3,022,775
    ISS A.S.............................................   122,640    4,335,721
*   Jyske Bank A.S......................................    46,778    2,054,076
    TDC A.S............................................. 1,611,058    6,918,600
    Tryg A.S............................................     9,846      188,266
    Vestas Wind Systems A.S.............................   721,756   47,227,595
                                                                   ------------
TOTAL DENMARK...........................................            149,842,230
                                                                   ------------
FINLAND -- (0.6%)
    Fortum Oyj..........................................   840,555   13,217,274
    Kesko Oyj Class B...................................    39,416    1,581,381
    Neste Oyj...........................................   258,152    8,087,724
    Stora Enso Oyj Class R.............................. 1,827,123   14,890,588
    Stora Enso Oyj Sponsored ADR........................    91,500      743,895
    UPM-Kymmene Oyj.....................................   915,357   14,917,408
    UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,131,669
                                                                   ------------
TOTAL FINLAND...........................................             54,569,939
                                                                   ------------
FRANCE -- (9.4%)
    AXA SA.............................................. 4,004,754   98,968,397
    AXA SA Sponsored ADR................................   140,900    3,466,140
    BNP Paribas SA...................................... 1,037,040   49,126,460
*   Bollore SA(BZ0G303).................................     7,465       29,629
    Bollore SA(4572709)................................. 1,581,085    6,381,148
    Bouygues SA.........................................   709,374   27,767,823
#   Casino Guichard Perrachon SA........................   178,667    8,098,785
#   CGG SA Sponsored ADR................................   115,396      114,242
    Cie de Saint-Gobain................................. 1,789,605   73,757,241
    Cie Generale des Etablissements Michelin............   334,818   30,546,563
    CNP Assurances......................................   408,378    5,461,035
    Credit Agricole SA..................................   927,429    9,254,874
    Eiffage SA..........................................    46,924    3,222,587
    Electricite de France SA............................   538,044    7,035,730
    Engie SA............................................ 3,394,255   54,157,271
    Lagardere SCA.......................................   172,212    4,893,886
    Natixis SA.......................................... 2,133,151   10,436,619
    Orange SA........................................... 4,969,645   88,239,243
*   Peugeot SA.......................................... 1,466,532   21,806,973
    Renault SA..........................................   683,589   58,004,515
    Rexel SA............................................   292,347    3,462,178
    SCOR SE.............................................   318,283   11,094,784

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
FRANCE -- (Continued)
    Societe Generale SA................................  1,935,625 $ 73,839,427
    STMicroelectronics NV..............................  1,904,563   12,442,679
#   Total SA...........................................  3,344,231  148,553,748
#   Vallourec SA.......................................    252,263    1,106,770
                                                                   ------------
TOTAL FRANCE...........................................             811,268,747
                                                                   ------------
GERMANY -- (7.1%)
    Allianz SE.........................................    730,758  118,263,182
    Allianz SE Sponsored ADR...........................  2,811,910   45,552,942
    Bayerische Motoren Werke AG........................    912,756   76,018,940
*   Commerzbank AG.....................................  1,603,495   13,030,779
    Daimler AG.........................................  2,297,288  160,841,731
    Deutsche Bank AG(5750355)..........................    993,371   17,802,160
#   Deutsche Bank AG(D18190898)........................    771,660   13,804,997
*   Deutsche Lufthansa AG..............................    895,598   13,132,742
    E.ON SE............................................  3,054,144   31,295,235
    Fraport AG Frankfurt Airport Services Worldwide....    106,349    6,450,241
    Hannover Rueck SE..................................     42,216    4,443,132
    HeidelbergCement AG................................    382,751   28,194,656
    K+S AG.............................................    444,055    9,387,559
    Metro AG...........................................    341,209    9,668,223
    Muenchener Rueckversicherungs-Gesellschaft AG......    179,694   34,621,893
    Osram Licht AG.....................................      4,587      204,793
    RWE AG.............................................     94,829    1,328,318
*   Talanx AG..........................................    152,697    4,412,009
    Telefonica Deutschland Holding AG..................  1,391,339    6,901,171
#   Volkswagen AG......................................     80,837   10,611,282
                                                                   ------------
TOTAL GERMANY..........................................             605,965,985
                                                                   ------------
HONG KONG -- (2.2%)
#   Bank of East Asia, Ltd. (The)......................    581,800    1,706,433
    Cathay Pacific Airways, Ltd........................  4,530,000    7,149,525
    CK Hutchison Holdings, Ltd.........................  1,809,484   22,644,153
    FIH Mobile, Ltd....................................  3,246,000    1,161,586
    Great Eagle Holdings, Ltd..........................    576,101    1,629,308
    Guoco Group, Ltd...................................      6,000       60,707
    Hang Lung Group, Ltd...............................  1,393,000    3,848,465
    Hang Lung Properties, Ltd..........................  4,048,000    7,498,466
    Henderson Land Development Co., Ltd................    780,712    4,262,713
    Hongkong & Shanghai Hotels (The)...................  1,104,131    1,109,287
    Hopewell Holdings, Ltd.............................  1,086,669    3,297,719
    Kerry Logistics Network, Ltd.......................    232,000      321,127
    Kerry Properties, Ltd..............................  2,404,000    5,532,728
    MTR Corp., Ltd.....................................    928,124    4,214,078
    New World Development Co., Ltd..................... 24,265,125   19,832,343
    NWS Holdings, Ltd..................................  1,779,496    2,676,220
    Orient Overseas International, Ltd.................    709,500    2,642,994
    Shangri-La Asia, Ltd...............................  4,298,000    4,026,207
    Sino Land Co., Ltd.................................  6,013,765    7,757,249
    Sun Hung Kai Properties, Ltd.......................  3,449,920   37,317,366
    Swire Pacific, Ltd. Class A........................  1,945,000   18,775,552
    Swire Pacific, Ltd. Class B........................    745,000    1,324,056

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
#   Wharf Holdings, Ltd. (The).........................  3,880,990 $ 18,086,290
    Wheelock & Co., Ltd................................  3,582,000   13,713,572
    Yue Yuen Industrial Holdings, Ltd..................    160,000      551,558
                                                                   ------------
TOTAL HONG KONG........................................             191,139,702
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 33,479,054   11,041,609
    CRH P.L.C..........................................    295,666    7,842,408
    CRH P.L.C. Sponsored ADR...........................    215,216    5,793,615
                                                                   ------------
TOTAL IRELAND..........................................              24,677,632
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group......................................     26,077      920,324
    Bank Hapoalim BM...................................  3,220,797   14,960,142
*   Bank Leumi Le-Israel BM............................  3,064,622   10,092,760
    Elbit Systems, Ltd.................................      1,144       97,888
    Mizrahi Tefahot Bank, Ltd..........................    333,698    3,746,058
    NICE-Systems, Ltd. Sponsored ADR...................     13,689      828,595
                                                                   ------------
TOTAL ISRAEL...........................................              30,645,767
                                                                   ------------
ITALY -- (1.5%)
*   Banca Monte dei Paschi di Siena SpA................  1,493,590    1,084,131
*   Banco Popolare SC..................................    614,278    5,721,650
    Eni SpA............................................  2,937,995   42,636,544
    Mediobanca SpA.....................................    520,196    4,169,056
#*  Telecom Italia SpA Sponsored ADR...................  1,850,938   20,637,959
    UniCredit SpA...................................... 10,827,146   41,855,788
    Unione di Banche Italiane SpA......................  3,409,526   15,976,861
                                                                   ------------
TOTAL ITALY............................................             132,081,989
                                                                   ------------
JAPAN -- (21.6%)
    77 Bank, Ltd. (The)................................    431,372    2,002,369
#   Aeon Co., Ltd......................................  2,539,900   33,897,893
    Aisin Seiki Co., Ltd...............................    472,800   20,076,332
    Amada Holdings Co., Ltd............................    542,100    5,119,970
    Aoyama Trading Co., Ltd............................      7,700      306,502
    Asahi Glass Co., Ltd...............................  2,690,000   16,401,608
#   Asahi Kasei Corp...................................  3,727,000   24,215,697
    Bank of Kyoto, Ltd. (The)..........................    621,400    4,820,446
    Bank of Yokohama, Ltd. (The).......................  2,338,000   12,470,232
    Brother Industries, Ltd............................    628,600    6,352,411
    Canon Marketing Japan, Inc.........................    131,800    2,380,491
    Chiba Bank, Ltd. (The).............................    873,000    5,400,211
    Chugoku Bank, Ltd. (The)...........................    310,800    3,699,860
    Citizen Holdings Co., Ltd..........................    689,600    4,207,584
#   Coca-Cola East Japan Co., Ltd......................     75,500    1,218,353
    Coca-Cola West Co., Ltd............................    159,107    3,510,284
#   COMSYS Holdings Corp...............................     56,400      823,238
*   Cosmo Energy Holdings Co., Ltd.....................     59,436      655,338
    Credit Saison Co., Ltd.............................     69,800    1,312,359
    Dai Nippon Printing Co., Ltd.......................  1,013,000    9,477,413
    Dai-ichi Life Insurance Co., Ltd. (The)............  1,249,100   17,264,742

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Daido Steel Co., Ltd................................    675,000 $ 2,806,255
#   Daihatsu Motor Co., Ltd.............................    581,500   9,077,941
    Denka Co., Ltd......................................    992,000   4,396,390
    DIC Corp............................................  1,683,000   4,336,920
    Ebara Corp..........................................    673,000   2,980,941
    Fuji Media Holdings, Inc............................     74,400     837,242
    FUJIFILM Holdings Corp..............................    754,600  29,156,101
    Fukuoka Financial Group, Inc........................  1,218,000   5,169,156
    Fukuyama Transporting Co., Ltd......................     55,000     270,855
    Furukawa Electric Co., Ltd..........................    633,000   1,302,410
    Glory, Ltd..........................................    185,800   5,941,640
    Gunma Bank, Ltd. (The)..............................    650,397   3,601,234
    H2O Retailing Corp..................................    198,900   3,390,503
    Hachijuni Bank, Ltd. (The)..........................    620,231   3,468,271
    Hankyu Hanshin Holdings, Inc........................  1,799,000  11,223,159
    Hiroshima Bank, Ltd. (The)..........................    637,000   3,189,058
    Hitachi Capital Corp................................     58,400   1,439,080
    Hitachi Chemical Co., Ltd...........................    266,500   4,685,298
#   Hitachi Construction Machinery Co., Ltd.............    384,700   5,609,648
    Hitachi High-Technologies Corp......................    101,600   2,883,008
    Hitachi Metals, Ltd.................................     96,200   1,082,399
    Hitachi Transport System, Ltd.......................    105,000   1,710,905
    Hitachi, Ltd........................................  9,929,000  49,069,367
    Hokuhoku Financial Group, Inc.......................  1,919,000   3,559,556
    Honda Motor Co., Ltd................................  3,438,900  93,218,215
    House Foods Group, Inc..............................     65,300   1,296,748
#   Ibiden Co., Ltd.....................................    459,900   6,478,407
    Idemitsu Kosan Co., Ltd.............................    154,596   2,318,756
    Iida Group Holdings Co., Ltd........................    163,700   2,918,265
    Inpex Corp..........................................  1,934,100  17,220,108
    Isetan Mitsukoshi Holdings, Ltd.....................    148,800   1,889,574
    ITOCHU Corp.........................................  3,608,800  42,413,943
    Iyo Bank, Ltd. (The)................................    476,000   4,035,076
    J Front Retailing Co., Ltd..........................    832,300  11,479,313
#   JFE Holdings, Inc...................................  1,464,900  19,858,221
#   Joyo Bank, Ltd. (The)...............................  1,145,000   4,650,058
    JSR Corp............................................    117,500   1,706,371
    JTEKT Corp..........................................     80,600   1,300,443
    JX Holdings, Inc....................................  3,944,433  15,063,799
#   K's Holdings Corp...................................     71,300   2,428,539
    Kamigumi Co., Ltd...................................    442,000   3,983,312
    Kaneka Corp.........................................  1,045,542  10,006,151
    Kawasaki Kisen Kaisha, Ltd..........................  4,013,000   7,204,285
    Keiyo Bank, Ltd. (The)..............................    168,000     728,210
    Kinden Corp.........................................    207,000   2,567,022
    Kobe Steel, Ltd..................................... 14,072,000  13,674,543
    Komatsu, Ltd........................................  1,388,000  20,752,957
    Konica Minolta, Inc.................................  1,745,500  14,712,770
    Kuraray Co., Ltd....................................  1,181,800  14,255,145
    Kurita Water Industries, Ltd........................      7,500     159,519
    Kyocera Corp........................................    229,500   9,570,005
    Kyocera Corp. Sponsored ADR.........................     25,197   1,006,620
*   Kyushu Financial Group, Inc.........................    528,349   3,295,650

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    LIXIL Group Corp...................................    445,400 $  9,400,238
    Maeda Road Construction Co., Ltd...................     25,000      391,007
#   Marubeni Corp......................................  3,901,000   18,658,009
#   Maruichi Steel Tube, Ltd...........................     15,200      430,421
    Medipal Holdings Corp..............................    142,100    2,304,815
    Mitsubishi Chemical Holdings Corp..................  6,451,800   35,983,255
    Mitsubishi Corp....................................  1,128,300   18,086,558
    Mitsubishi Gas Chemical Co., Inc...................    609,000    2,910,811
    Mitsubishi Heavy Industries, Ltd...................  5,312,000   20,877,185
    Mitsubishi Logistics Corp..........................     31,000      425,072
    Mitsubishi Materials Corp..........................  5,182,000   15,984,385
    Mitsubishi UFJ Financial Group, Inc................ 21,459,506  110,042,088
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR.  4,781,372   24,241,556
    Mitsubishi UFJ Lease & Finance Co., Ltd............    142,800      708,942
    Mitsui & Co., Ltd..................................  1,230,500   13,986,678
    Mitsui & Co., Ltd. Sponsored ADR...................     11,723    2,670,031
    Mitsui Chemicals, Inc..............................  3,169,800   13,876,541
    Mitsui OSK Lines, Ltd..............................  2,191,000    4,341,324
    Mizuho Financial Group, Inc........................ 51,633,200   89,336,760
#   Mizuho Financial Group, Inc. ADR...................    205,757      676,941
    MS&AD Insurance Group Holdings, Inc................    588,653   15,988,399
    Nagase & Co., Ltd..................................     97,089    1,162,921
    NEC Corp........................................... 10,595,101   28,061,468
    NH Foods, Ltd......................................    179,536    3,483,767
    NHK Spring Co., Ltd................................    455,600    4,490,248
#   Nikon Corp.........................................    740,200   10,889,428
    Nippo Corp.........................................    148,000    2,198,374
    Nippon Electric Glass Co., Ltd.....................    633,000    3,276,199
    Nippon Express Co., Ltd............................  3,185,238   14,920,466
#   Nippon Paper Industries Co., Ltd...................    334,100    5,367,055
    Nippon Shokubai Co., Ltd...........................     58,600    3,830,324
    Nippon Steel & Sumitomo Metal Corp.................  2,021,593   36,235,616
    Nippon Yusen K.K...................................  7,713,000   16,546,957
    Nishi-Nippon City Bank, Ltd. (The).................    974,569    2,185,437
    Nissan Motor Co., Ltd..............................  5,844,900   58,131,705
    Nisshinbo Holdings, Inc............................    305,000    3,070,887
    NOK Corp...........................................    273,720    5,690,646
    Nomura Holdings, Inc...............................  3,494,100   18,962,281
    Nomura Real Estate Holdings, Inc...................    112,500    1,975,627
    NTN Corp...........................................  1,462,000    5,562,933
    Obayashi Corp......................................    279,682    2,523,138
    Oji Holdings Corp..................................  3,534,000   14,272,330
    Otsuka Holdings Co., Ltd...........................    264,000    8,881,364
    Resona Holdings, Inc...............................  4,349,300   20,001,388
#   Ricoh Co., Ltd.....................................  3,215,400   31,088,132
    Rohm Co., Ltd......................................    104,600    4,753,631
    Sankyo Co., Ltd....................................     82,500    3,155,123
    SBI Holdings, Inc..................................    363,400    3,634,843
    Sega Sammy Holdings, Inc...........................    260,600    2,455,792
    Seino Holdings Co., Ltd............................    264,400    2,880,145
    Sekisui Chemical Co., Ltd..........................    105,000    1,283,320
#   Sekisui House, Ltd.................................  1,546,100   24,337,107
    Shiga Bank, Ltd. (The).............................    204,185      911,728

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Shinsei Bank, Ltd................................. 2,649,000 $    4,140,299
    Shizuoka Bank, Ltd. (The).........................   948,000      8,275,742
#   Showa Denko KK.................................... 5,905,000      6,470,406
    Showa Shell Sekiyu K.K............................   231,300      1,887,815
    SKY Perfect JSAT Holdings, Inc....................   524,100      2,973,860
    Sojitz Corp....................................... 1,906,800      4,118,574
    Sompo Japan Nipponkoa Holdings, Inc...............   270,800      8,031,054
    Sony Corp. Sponsored ADR..........................   660,298     15,767,916
    Sumitomo Chemical Co., Ltd........................ 6,896,000     35,038,535
#   Sumitomo Corp.....................................   923,900      9,209,565
#   Sumitomo Dainippon Pharma Co., Ltd................   139,000      1,548,770
    Sumitomo Electric Industries, Ltd................. 2,774,300     36,554,012
    Sumitomo Forestry Co., Ltd........................   493,000      6,259,487
    Sumitomo Heavy Industries, Ltd.................... 1,822,000      7,213,257
    Sumitomo Metal Mining Co., Ltd.................... 1,044,000     11,077,954
    Sumitomo Mitsui Financial Group, Inc.............. 2,749,100     92,228,476
    Sumitomo Mitsui Trust Holdings, Inc............... 4,659,629     14,898,686
    Sumitomo Rubber Industries, Ltd...................   503,000      6,383,971
    Suzuken Co., Ltd..................................   122,000      4,219,976
    Suzuki Motor Corp.................................   106,700      3,276,007
    T&D Holdings, Inc................................. 2,073,500     23,726,565
    Taisho Pharmaceutical Holdings Co., Ltd...........    28,299      1,907,873
    Takashimaya Co., Ltd..............................   753,634      6,454,681
    TDK Corp..........................................   492,800     27,069,165
    Teijin, Ltd....................................... 3,858,450     14,137,079
    THK Co., Ltd......................................   120,100      1,919,039
    Tokai Rika Co., Ltd...............................   165,500      4,071,242
    Tokyo Broadcasting System Holdings, Inc...........    20,600        313,758
    Toppan Printing Co., Ltd..........................   936,000      8,144,967
#*  Toshiba Corp...................................... 6,343,000     10,590,635
    Tosoh Corp........................................ 1,636,000      7,916,954
    Toyo Seikan Group Holdings, Ltd...................   284,849      5,168,723
    Toyoda Gosei Co., Ltd.............................   203,600      4,411,085
    Toyota Tsusho Corp................................   923,500     21,136,409
    Ube Industries, Ltd............................... 3,078,000      5,994,979
    Ushio, Inc........................................    36,800        478,420
    Wacoal Holdings Corp..............................   172,000      2,010,950
#   Yamada Denki Co., Ltd............................. 1,254,400      6,074,639
#   Yamaguchi Financial Group, Inc....................   358,148      3,878,297
    Yamaha Corp.......................................    66,700      1,592,022
    Yamato Kogyo Co., Ltd.............................    40,700        963,611
    Yokohama Rubber Co., Ltd. (The)...................   266,800      3,999,798
    Zeon Corp.........................................    61,000        411,440
                                                                 --------------
TOTAL JAPAN...........................................            1,856,480,784
                                                                 --------------
NETHERLANDS -- (2.9%)
#   Aegon NV.......................................... 3,034,518     17,160,118
    Akzo Nobel NV.....................................    32,447      2,081,376
#   ArcelorMittal(B03XPL1)............................ 3,474,174     13,180,175
#   ArcelorMittal(B295F26)............................   638,488      2,439,024
    Boskalis Westminster..............................   192,237      7,572,840
    ING Groep NV...................................... 6,261,830     71,336,577
    ING Groep NV Sponsored ADR........................ 1,202,410     13,935,932

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV.................................    700,750 $ 33,966,747
    Koninklijke KPN NV.................................  3,251,631   12,582,673
    Koninklijke Philips NV(5986622)....................  2,290,182   60,986,911
    Koninklijke Philips NV(500472303)..................    482,898   12,883,719
    NN Group NV........................................    125,411    4,248,797
    TNT Express NV.....................................     72,118      615,235
                                                                   ------------
TOTAL NETHERLANDS......................................             252,990,124
                                                                   ------------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd................    629,301    2,270,364
#   Fletcher Building, Ltd.............................    824,808    3,697,637
    Fonterra Co-operative Group, Ltd...................     24,059       92,417
                                                                   ------------
TOTAL NEW ZEALAND......................................               6,060,418
                                                                   ------------
NORWAY -- (0.6%)
    DNB ASA............................................    887,006   10,702,664
    Norsk Hydro ASA....................................  2,517,143    8,368,033
    Norsk Hydro ASA Sponsored ADR......................     59,900      196,472
#*  Seadrill, Ltd.(B0HWHV8)............................    846,533    1,752,323
#*  Seadrill, Ltd.(B09RMQ1)............................     26,421       56,975
    Statoil ASA........................................  1,375,001   18,814,781
#   Statoil ASA Sponsored ADR..........................    592,648    8,060,013
*   Storebrand ASA.....................................    777,915    3,168,649
#*  Subsea 7 SA........................................    462,245    2,767,984
    Yara International ASA.............................     22,709      860,892
                                                                   ------------
TOTAL NORWAY...........................................              54,748,786
                                                                   ------------
PORTUGAL -- (0.1%)
#*  Banco Comercial Portugues SA Class R...............  6,525,893      276,064
*   Banco Espirito Santo SA............................  2,631,973           --
    EDP Renovaveis SA..................................    541,158    4,204,586
                                                                   ------------
TOTAL PORTUGAL.........................................               4,480,650
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd....................................  3,709,100    8,062,848
    City Developments, Ltd.............................  1,110,600    5,447,907
    DBS Group Holdings, Ltd............................    153,787    1,528,848
    Frasers Centrepoint, Ltd...........................    453,300      525,834
    Golden Agri-Resources, Ltd......................... 13,223,300    3,463,900
    Hutchison Port Holdings Trust...................... 16,251,500    7,765,064
#   Keppel Corp., Ltd..................................    969,100    3,456,091
#   Noble Group, Ltd................................... 11,193,900    2,474,146
    Olam International, Ltd............................    530,200      606,110
    Oversea-Chinese Banking Corp., Ltd.................  1,820,979   10,190,355
#   SembCorp Industries, Ltd...........................  2,711,000    4,830,971
    Singapore Airlines, Ltd............................  2,607,700   20,286,769
    United Industrial Corp., Ltd.......................  1,994,413    4,213,358
    United Overseas Bank, Ltd..........................     38,200      485,628
    UOL Group, Ltd.....................................  1,101,564    4,364,061
    Wheelock Properties Singapore, Ltd.................    274,700      263,760

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
#   Wilmar International, Ltd..........................  4,154,000 $  8,398,737
                                                                   ------------
TOTAL SINGAPORE........................................              86,364,387
                                                                   ------------
SPAIN -- (2.9%)
    Acciona SA.........................................     94,122    7,230,700
    Banco de Sabadell SA...............................  8,951,876   16,202,313
    Banco Popular Espanol SA...........................  3,665,652    9,904,386
#   Banco Santander SA................................. 23,317,262   99,924,395
#   Banco Santander SA Sponsored ADR...................    784,463    3,286,900
    CaixaBank SA.......................................    288,130      875,413
    Iberdrola SA....................................... 13,295,035   93,454,243
    Mapfre SA..........................................  1,275,685    2,865,509
    Repsol SA..........................................  1,903,632   19,737,777
                                                                   ------------
TOTAL SPAIN............................................             253,481,636
                                                                   ------------
SWEDEN -- (3.1%)
    Boliden AB.........................................  1,273,315   17,715,150
    Holmen AB Class A..................................      4,960      143,576
    ICA Gruppen AB.....................................      2,667       94,325
    Meda AB Class A....................................    288,268    3,102,280
    Nordea Bank AB.....................................  3,886,422   39,135,112
    Skandinaviska Enskilda Banken AB Class A...........  3,806,534   36,689,293
#   Skandinaviska Enskilda Banken AB Class C...........     23,992      239,343
    Svenska Cellulosa AB SCA Class A...................     69,959    2,063,548
    Svenska Cellulosa AB SCA Class B...................  2,234,256   66,218,081
    Svenska Handelsbanken AB Class A...................    544,381    6,849,618
    Svenska Handelsbanken AB Class B...................      1,981       25,875
    Swedbank AB Class A................................    214,941    4,507,916
    Tele2 AB Class B...................................    840,482    6,988,956
#   Telefonaktiebolaget LM Ericsson Class A............     28,098      241,699
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   43,341,400
#   Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    7,427,762
    TeliaSonera AB.....................................  5,789,696   27,344,638
                                                                   ------------
TOTAL SWEDEN...........................................             262,128,572
                                                                   ------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  4,800,878   82,959,195
#   ABB, Ltd. Sponsored ADR............................    271,992    4,705,462
    Adecco SA..........................................    640,328   39,309,832
    Aryzta AG..........................................    167,457    7,661,677
    Baloise Holding AG.................................    200,163   24,536,943
    Banque Cantonale Vaudoise..........................        468      282,550
    Cie Financiere Richemont SA........................  1,271,917   82,669,369
    Clariant AG........................................    951,816   15,542,601
    Credit Suisse Group AG.............................  1,070,238   18,959,659
#   Credit Suisse Group AG Sponsored ADR...............  1,058,153   18,835,123
*   Dufry AG...........................................      8,748      948,566
    Julius Baer Group, Ltd.............................    175,211    7,437,148
    LafargeHolcim, Ltd.(7110753).......................    932,270   39,238,235
*   LafargeHolcim, Ltd.(BZ3DNX4).......................    490,757   20,811,551
    Lonza Group AG.....................................    110,023   16,855,450
    Novartis AG........................................    257,959   19,984,964

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                         ---------- --------------
SWITZERLAND -- (Continued)
    Sulzer AG...........................................     41,192 $    3,756,786
    Swatch Group AG (The)(7184736)......................    128,903      8,554,694
#   Swatch Group AG (The)(7184725)......................    121,282     41,479,434
    Swiss Life Holding AG...............................     71,448     18,212,414
    Swiss Re AG.........................................  1,037,390     96,566,717
    UBS Group AG(BRJL176)...............................  3,448,485     56,986,761
*   UBS Group AG(H42097107).............................    500,015      8,320,250
    Zurich Insurance Group AG...........................    343,651     76,175,519
                                                                    --------------
TOTAL SWITZERLAND.......................................               710,790,900
                                                                    --------------
UNITED KINGDOM -- (17.0%)
#   Anglo American P.L.C................................  3,418,604     13,635,846
    Aviva P.L.C.........................................  1,417,456      9,775,857
    Barclays P.L.C......................................  3,516,286      9,409,128
    Barclays P.L.C. Sponsored ADR.......................  5,022,571     54,143,315
    Barratt Developments P.L.C..........................  1,006,942      8,637,259
    BP P.L.C............................................  1,912,816     10,329,625
    BP P.L.C. Sponsored ADR.............................  9,208,467    298,078,076
    Carnival P.L.C......................................    204,531     10,202,959
#   Carnival P.L.C. ADR.................................     64,057      3,223,989
    Glencore P.L.C...................................... 15,677,236     20,212,550
    HSBC Holdings P.L.C................................. 21,165,356    149,269,044
    HSBC Holdings P.L.C. Sponsored ADR..................  2,753,897     97,487,953
    Investec P.L.C......................................    776,855      4,942,427
#   J Sainsbury P.L.C...................................  5,053,765     17,744,195
    Kingfisher P.L.C....................................  6,903,085     32,303,716
#   Lloyds Banking Group P.L.C. ADR.....................  1,071,922      4,084,023
    Old Mutual P.L.C....................................  9,672,569     23,597,764
    Pearson P.L.C. Sponsored ADR........................  1,176,118     13,207,805
*   Royal Bank of Scotland Group P.L.C..................  4,717,312     17,077,882
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR...    409,166      3,015,553
    Royal Dutch Shell P.L.C. Class A....................  2,069,647     45,212,455
    Royal Dutch Shell P.L.C. Class B....................    255,146      5,559,103
#   Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73).....  3,534,584    155,981,192
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)...  2,083,001     91,506,234
    Royal Mail P.L.C....................................    414,453      2,724,764
    RSA Insurance Group P.L.C...........................     45,163        269,643
    Standard Chartered P.L.C............................  3,430,355     23,141,147
    Vodafone Group P.L.C................................ 58,351,986    187,563,648
    Vodafone Group P.L.C. Sponsored ADR.................  4,011,201    129,160,681
#   WM Morrison Supermarkets P.L.C......................  7,337,309     18,353,414
                                                                    --------------
TOTAL UNITED KINGDOM....................................             1,459,851,247
                                                                    --------------
TOTAL COMMON STOCKS.....................................             8,138,831,599
                                                                    --------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
    Bayerische Motoren Werke AG.........................     38,884      2,677,262
    Porsche Automobil Holding SE........................    242,713     11,007,569

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
GERMANY -- (Continued)
     Volkswagen AG..........................................    396,506 $   46,173,750
                                                                        --------------
TOTAL GERMANY...............................................                59,858,581
                                                                        --------------
TOTAL PREFERRED STOCKS......................................                59,858,581
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*    Iberdrola SA Rights 02/01/16........................... 14,302,150      1,998,045
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             8,200,688,225
                                                                        --------------

                                                                           VALUE+
                                                                        --------------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@ DFA Short Term Investment Fund......................... 33,790,576    390,956,967
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,619,046,438)^^.......            $8,591,645,192
                                                                        ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $   33,310,467 $  419,854,792   --    $  453,165,259
   Austria....................             --      7,907,623   --         7,907,623
   Belgium....................      5,526,992    120,784,012   --       126,311,004
   Canada.....................    603,878,218             --   --       603,878,218
   Denmark....................             --    149,842,230   --       149,842,230
   Finland....................      1,875,564     52,694,375   --        54,569,939
   France.....................      3,580,382    807,688,365   --       811,268,747
   Germany....................     59,357,939    546,608,046   --       605,965,985
   Hong Kong..................             --    191,139,702   --       191,139,702
   Ireland....................      5,793,615     18,884,017   --        24,677,632
   Israel.....................        828,595     29,817,172   --        30,645,767
   Italy......................     20,637,959    111,444,030   --       132,081,989
   Japan......................     44,363,064  1,812,117,720   --     1,856,480,784
   Netherlands................     29,258,675    223,731,449   --       252,990,124
   New Zealand................             --      6,060,418   --         6,060,418
   Norway.....................     10,008,808     44,739,978   --        54,748,786
   Portugal...................             --      4,480,650   --         4,480,650
   Singapore..................             --     86,364,387   --        86,364,387
   Spain......................      3,286,900    250,194,736   --       253,481,636
   Sweden.....................      7,427,762    254,700,810   --       262,128,572
   Switzerland................     31,860,835    678,930,065   --       710,790,900
   United Kingdom.............    849,888,821    609,962,426   --     1,459,851,247
Preferred Stocks
   Germany....................             --     59,858,581   --        59,858,581
Rights/Warrants
   Spain......................             --      1,998,045   --         1,998,045
Securities Lending Collateral.             --    390,956,967   --       390,956,967
Futures Contracts**...........        515,744             --   --           515,744
                               -------------- --------------   --    --------------
TOTAL......................... $1,711,400,340 $6,880,760,596   --    $8,592,160,936
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (90.9%)

Consumer Discretionary -- (19.0%)
    Accordia Golf Co., Ltd..............................   350,289 $ 3,240,984
    Adastria Co., Ltd...................................    97,320   5,851,521
#   Aeon Fantasy Co., Ltd...............................    49,332     943,150
*   AGORA Hospitality Group Co., Ltd....................   591,000     191,357
    Ahresty Corp........................................   123,400     766,728
#*  Aigan Co., Ltd......................................    95,200     189,540
    Aisan Industry Co., Ltd.............................   201,800   1,923,629
#   Akebono Brake Industry Co., Ltd.....................   436,100     896,687
#   Alpen Co., Ltd......................................   109,300   1,776,861
    Alpha Corp..........................................    30,400     322,503
    Alpine Electronics, Inc.............................   277,500   3,162,671
    Amiyaki Tei Co., Ltd................................    23,800     932,521
    Amuse, Inc..........................................    25,799   1,118,458
*   Anrakutei Co., Ltd..................................    22,000      82,697
    AOI Pro, Inc........................................    44,800     386,003
    AOKI Holdings, Inc..................................   268,400   3,338,402
    Aoyama Trading Co., Ltd.............................   304,000  12,100,854
    Arata Corp..........................................    20,400     394,719
    Arcland Sakamoto Co., Ltd...........................    88,100   1,860,801
#   ARCLAND SERVICE Co., Ltd............................     8,400     197,690
    Asahi Broadcasting Corp.............................    21,200     124,146
    Asahi Co., Ltd......................................    92,300   1,155,591
    Asante, Inc.........................................     6,900      90,138
#   Asatsu-DK, Inc......................................   198,500   4,316,655
#   Ashimori Industry Co., Ltd..........................   254,000     372,781
#   Atom Corp...........................................   251,000   1,423,788
    Atsugi Co., Ltd.....................................   743,000     690,049
#   Autobacs Seven Co., Ltd.............................   398,500   6,967,490
#   Avex Group Holdings, Inc............................   225,400   2,539,168
    Belluna Co., Ltd....................................   246,500   1,262,757
#   Best Denki Co., Ltd.................................   351,100     377,628
    Bic Camera, Inc.....................................   483,600   4,351,182
    Bookoff Corp........................................    59,400     476,234
#   Broccoli Co., Ltd...................................    28,000      75,670
#   BRONCO BILLY Co., Ltd...............................    42,500     969,331
    Calsonic Kansei Corp................................ 1,015,000   8,915,262
#   Can Do Co., Ltd.....................................    63,500     807,077
    Central Sports Co., Ltd.............................    31,800     621,846
    CHIMNEY Co., Ltd....................................    26,600     636,723
    Chiyoda Co., Ltd....................................    76,600   2,132,113
    Chofu Seisakusho Co., Ltd...........................    83,800   1,730,395
#   Chori Co., Ltd......................................    71,800     922,211
    Chuo Spring Co., Ltd................................   196,000     443,490
#   Clarion Co., Ltd....................................   665,000   2,309,193
    Cleanup Corp........................................   129,700     773,408
#   Colowide Co., Ltd...................................   347,000   4,852,741
    Corona Corp.........................................    80,100     709,684
#*  Cross Plus, Inc.....................................    22,000     111,806
    DA Consortium, Inc..................................   118,700     631,413
    Daido Metal Co., Ltd................................   184,600   1,501,339
#   Daidoh, Ltd.........................................   137,200     572,542

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd...............................   189,100 $7,622,855
    Daikoku Denki Co., Ltd..............................    43,400    575,202
    Dainichi Co., Ltd...................................    49,300    270,943
    Daisyo Corp.........................................    47,200    584,151
    DCM Holdings Co., Ltd...............................   530,600  3,832,659
    Descente, Ltd.......................................   247,000  3,758,446
    Doshisha Co., Ltd...................................   141,100  2,806,075
    Doutor Nichires Holdings Co., Ltd...................   184,486  2,810,751
#   Dunlop Sports Co., Ltd..............................    75,300    508,443
    Dynic Corp..........................................   174,000    232,987
    Eagle Industry Co., Ltd.............................   147,200  2,493,351
#   EDION Corp..........................................   513,900  3,856,335
    Exedy Corp..........................................   193,000  4,508,409
#   F-Tech, Inc.........................................    32,100    291,861
    FCC Co., Ltd........................................   209,700  4,653,158
#   Fields Corp.........................................    67,800  1,203,261
    Fine Sinter Co., Ltd................................    49,000    137,217
    First Juken Co., Ltd................................    19,600    217,884
#   Foster Electric Co., Ltd............................   130,500  2,822,767
    France Bed Holdings Co., Ltd........................   138,200  1,103,924
#   FTGroup Co., Ltd....................................    56,700    317,858
    Fuji Co., Ltd.......................................   109,900  2,067,314
#   Fuji Corp., Ltd.....................................   131,000    779,947
    Fuji Kiko Co., Ltd..................................   137,400    494,616
    Fuji Kyuko Co., Ltd.................................   214,000  2,198,429
    Fuji Oozx, Inc......................................     6,000     22,902
    Fujibo Holdings, Inc................................   671,000  1,145,179
#   Fujikura Rubber, Ltd................................    80,200    352,268
    Fujishoji Co., Ltd..................................    34,400    299,226
#   Fujita Kanko, Inc...................................   134,000    624,977
    Fujitsu General, Ltd................................   370,000  4,975,289
    FuKoKu Co., Ltd.....................................    40,800    330,243
#   Funai Electric Co., Ltd.............................    39,800    286,040
#   Furukawa Battery Co., Ltd. (The)....................    89,000    516,966
#   Futaba Industrial Co., Ltd..........................   320,000  1,327,940
    G-7 Holdings, Inc...................................    29,200    366,514
    G-Tekt Corp.........................................   100,000  1,268,991
    Gakken Holdings Co., Ltd............................   313,000    645,522
#   Genki Sushi Co., Ltd................................     9,700    166,457
    Geo Holdings Corp...................................   213,200  3,294,840
#   GLOBERIDE, Inc......................................    62,299    799,462
    Gourmet Kineya Co., Ltd.............................    85,000    723,486
#   GSI Creos Corp......................................   306,000    366,298
#   Gulliver International Co., Ltd.....................   387,900  4,223,919
    Gunze, Ltd.......................................... 1,080,000  3,037,960
#   H-One Co., Ltd......................................    67,500    326,881
    Hagihara Industries, Inc............................    26,600    495,030
    Hakuyosha Co., Ltd..................................    65,000    143,160
    Happinet Corp.......................................    93,800    831,913
    Hard Off Corp. Co., Ltd.............................    55,700    705,668
    Haruyama Trading Co., Ltd...........................    47,900    313,346
    Heiwa Corp..........................................    85,300  1,661,464
    HI-LEX Corp.........................................    56,000  1,546,507

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
    Hiday Hidaka Corp...................................    74,956 $2,481,637
#   Himaraya Co., Ltd...................................    35,900    309,451
#   Hiramatsu, Inc......................................   160,700    914,640
    Honeys Co., Ltd.....................................   106,040  1,139,850
#   Hoosiers Holdings...................................   181,100    791,460
    Ichibanya Co., Ltd..................................     7,829    390,301
#   Ichikoh Industries, Ltd.............................   286,000    506,754
#   IJT Technology Holdings Co., Ltd....................   124,680    328,675
#   Imasen Electric Industrial..........................    89,600    870,774
#   Imperial Hotel, Ltd.................................    13,000    253,744
    Intage Holdings, Inc................................    84,800  1,014,740
*   Izuhakone Railway Co., Ltd..........................       300         --
*   Izutsuya Co., Ltd...................................   617,000    278,463
#*  Janome Sewing Machine Co., Ltd......................   106,400    588,488
    Japan Wool Textile Co., Ltd. (The)..................   343,000  2,403,072
#   Jin Co., Ltd........................................    80,000  3,435,936
#   Joban Kosan Co., Ltd................................   342,000    434,133
    Joshin Denki Co., Ltd...............................   205,000  1,649,205
#   JP-Holdings, Inc....................................   298,800    776,674
#   JVC Kenwood Corp....................................   885,430  2,075,634
    K's Holdings Corp...................................   182,200  6,205,889
*   Kadokawa Dwango.....................................   246,233  3,646,495
#*  Kappa Create Co., Ltd...............................    37,800    383,662
    Kasai Kogyo Co., Ltd................................   138,300  1,808,598
#   Kawai Musical Instruments Manufacturing Co., Ltd....    45,200    771,369
    Keihin Corp.........................................   267,500  4,212,963
#   Keiyo Co., Ltd......................................   176,200    743,269
#   KFC Holdings Japan, Ltd.............................    75,000  1,229,223
#*  Kintetsu Department Store Co., Ltd..................   169,000    450,276
    Kinugawa Rubber Industrial Co., Ltd.................   282,000  1,477,784
    Kitamura Co., Ltd...................................     2,000     13,956
*   KNT-CT Holdings Co., Ltd............................   643,000  1,107,993
#   Kohnan Shoji Co., Ltd...............................   188,500  2,712,784
#*  Kojima Co., Ltd.....................................   162,600    372,393
#   Komatsu Seiren Co., Ltd.............................   134,400    707,514
#   Komehyo Co., Ltd....................................    15,700    235,831
    Komeri Co., Ltd.....................................   191,400  3,800,997
#   Konaka Co., Ltd.....................................   117,560    603,739
    Koshidaka Holdings Co., Ltd.........................    50,000    911,248
    Kourakuen Holdings Corp.............................    39,800    505,995
    KU Holdings Co., Ltd................................   130,900    874,083
    Kura Corp...........................................    69,200  2,916,805
    Kurabo Industries, Ltd.............................. 1,241,000  2,119,769
#   KYB Corp............................................ 1,140,000  3,287,759
#   Kyoritsu Maintenance Co., Ltd.......................    70,831  5,336,612
#   Kyoto Kimono Yuzen Co., Ltd.........................    10,700     76,727
    LEC, Inc............................................    41,600    455,985
    Look, Inc...........................................   228,000    291,956
#   Mamiya-Op Co., Ltd..................................   258,000    367,820
    Mars Engineering Corp...............................    49,100    842,297
#*  Maruei Department Store Co., Ltd....................    17,000     13,635
#*  Maruzen CHI Holdings Co., Ltd.......................    29,800     82,472
    Matsuya Co., Ltd....................................    58,400    464,100

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Consumer Discretionary -- (Continued)
    Matsuya Foods Co., Ltd..............................    48,000 $ 1,142,314
    Meiko Network Japan Co., Ltd........................   126,400   1,181,923
    Meiwa Estate Co., Ltd...............................    56,900     242,269
    Mikuni Corp.........................................   118,000     383,054
#   Misawa Homes Co., Ltd...............................   164,000   1,136,908
    Mitsuba Corp........................................   208,690   2,894,692
    Mitsui Home Co., Ltd................................   165,000     753,085
#   Mizuno Corp.........................................   582,000   2,795,180
    Monogatari Corp. (The)..............................    25,700   1,097,149
#*  Mr Max Corp.........................................    99,200     256,104
    Murakami Corp.......................................    11,000     166,320
    Musashi Seimitsu Industry Co., Ltd..................   129,900   2,615,926
    Nafco Co., Ltd......................................    33,300     515,774
    Nagawa Co., Ltd.....................................     9,700     281,439
#*  Naigai Co., Ltd..................................... 1,293,000     516,546
    Nakayamafuku Co., Ltd...............................     9,500      63,043
#   Next Co., Ltd.......................................   282,000   2,949,911
    Nice Holdings, Inc..................................   444,000     583,380
    Nifco, Inc..........................................   287,200  13,923,265
    Nihon Eslead Corp...................................    33,900     306,075
#   Nihon House Holdings Co., Ltd.......................   229,200     808,090
#   Nihon Plast Co., Ltd................................    39,000     305,198
    Nihon Tokushu Toryo Co., Ltd........................    60,000     495,741
    Nippon Felt Co., Ltd................................    58,200     236,429
    Nippon Piston Ring Co., Ltd.........................    48,600     757,278
    Nippon Seiki Co., Ltd...............................   218,400   4,796,128
    Nishikawa Rubber Co., Ltd...........................    15,000     231,140
#   Nishimatsuya Chain Co., Ltd.........................   244,500   2,109,999
    Nissan Shatai Co., Ltd..............................    53,100     516,014
    Nissan Tokyo Sales Holdings Co., Ltd................   208,000     524,204
#   Nissei Build Kogyo Co., Ltd.........................   329,000   1,015,932
#*  Nissen Holdings Co., Ltd............................    59,900      86,015
    Nissin Kogyo Co., Ltd...............................   223,700   3,129,019
#   Nittan Valve Co., Ltd...............................    82,800     230,660
#   Nojima Corp.........................................   120,500   1,447,864
    Ohashi Technica, Inc................................    35,700     376,577
#   Ohsho Food Service Corp.............................    66,700   2,311,188
#   Onward Holdings Co., Ltd............................   736,000   4,614,764
    Ootoya Holdings Co., Ltd............................     1,400      24,213
#   OPT Holding, Inc....................................    79,200     416,794
#   Otsuka Kagu, Ltd....................................    38,600     437,146
    Pacific Industrial Co., Ltd.........................   239,600   2,459,591
    Pal Co., Ltd........................................    70,200   1,454,537
    PALTAC Corp.........................................   195,534   3,385,797
    PanaHome Corp.......................................   496,200   3,614,445
    Parco Co., Ltd......................................   114,700     973,053
    Paris Miki Holdings, Inc............................   151,200     582,560
#   PC Depot Corp.......................................    12,300     103,449
    PIA Corp............................................    11,600     225,663
    Piolax, Inc.........................................    56,700   2,948,418
#*  Pioneer Corp........................................ 1,926,100   4,501,367
#   Plenus Co., Ltd.....................................   133,800   2,065,520
    Press Kogyo Co., Ltd................................   568,600   2,311,020

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
Consumer Discretionary -- (Continued)
    Pressance Corp......................................  39,600 $1,286,090
#   Proto Corp..........................................  63,000    898,185
    Renaissance, Inc....................................  58,600    609,701
#*  Renown, Inc......................................... 306,000    281,422
#   Resort Solution Co., Ltd............................ 168,000    461,333
    Rhythm Watch Co., Ltd............................... 559,000    686,980
#   Riberesute Corp.....................................  17,900    106,350
    Right On Co., Ltd...................................  87,425  1,102,183
    Riken Corp.......................................... 522,000  1,774,872
    Ringer Hut Co., Ltd.................................  84,600  1,739,547
#*  Riso Kyoiku Co., Ltd................................  77,400    209,907
    Round One Corp...................................... 433,400  2,117,756
#   Royal Holdings Co., Ltd............................. 179,200  3,313,047
#   Sac's Bar Holdings, Inc............................. 101,450  1,504,316
    Saizeriya Co., Ltd.................................. 189,400  3,988,803
#   Sakai Ovex Co., Ltd................................. 298,000    524,577
    San Holdings, Inc...................................  15,400    188,924
#   Sanden Holdings Corp................................ 686,000  1,876,283
    Sanei Architecture Planning Co., Ltd................  50,300    498,798
    Sangetsu Co., Ltd................................... 328,750  5,641,799
#   Sanko Marketing Foods Co., Ltd......................  27,800    204,460
#   Sankyo Seiko Co., Ltd............................... 183,400    649,380
    Sanoh Industrial Co., Ltd........................... 136,500    790,934
    Sanrio Co., Ltd.....................................  50,300  1,164,781
    Sanyo Electric Railway Co., Ltd..................... 201,000    772,250
    Sanyo Housing Nagoya Co., Ltd.......................  37,500    326,051
#   Sanyo Shokai, Ltd................................... 669,000  1,689,921
    Sato Restaurant Systems Co., Ltd....................  85,100    630,217
#   Scroll Corp......................................... 166,300    577,627
#   Seiko Holdings Corp................................. 979,407  4,658,439
    Seiren Co., Ltd..................................... 292,400  3,044,649
#   Senshukai Co., Ltd.................................. 174,500  1,094,948
#   Septeni Holdings Co., Ltd...........................  75,800  1,713,644
    Seria Co., Ltd...................................... 118,300  5,722,430
#*  Sharp Corp.......................................... 716,000    829,693
#   Shidax Corp.........................................  93,300    409,248
    Shikibo, Ltd........................................ 779,000    713,393
    Shimachu Co., Ltd................................... 297,200  6,747,016
    Shimojima Co., Ltd..................................  25,900    228,317
    Shiroki Corp........................................ 285,000    885,281
#   Shobunsha Publications, Inc......................... 258,500  1,514,936
    Shochiku Co., Ltd...................................  37,000    323,365
    Shoei Co., Ltd......................................   9,600    173,604
    Showa Corp.......................................... 317,500  2,797,075
    SKY Perfect JSAT Holdings, Inc......................  23,100    131,075
    SNT Corp............................................  86,200    430,628
#   Soft99 Corp.........................................  68,600    435,042
    Sotoh Co., Ltd......................................  41,400    342,128
    SPK Corp............................................  19,800    342,823
#   St Marc Holdings Co., Ltd...........................  97,600  2,623,193
#   Starts Corp., Inc................................... 162,200  3,167,540
    Step Co., Ltd.......................................  40,700    368,177
    Studio Alice Co., Ltd...............................  57,700    997,542

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
    Suminoe Textile Co., Ltd............................   323,000 $  848,368
    Sumitomo Forestry Co., Ltd..........................   281,266  3,571,158
    Sumitomo Riko Co., Ltd..............................   231,500  2,110,149
    Sun Corp............................................     1,800     11,712
    Suncall Corp........................................    27,000    120,805
    T RAD Co., Ltd......................................   412,000    647,947
    T-Gaia Corp.........................................   155,100  1,683,267
    Tachi-S Co., Ltd....................................   162,840  2,497,773
#   Tachikawa Corp......................................    50,800    290,483
    Taiho Kogyo Co., Ltd................................    98,200  1,063,040
#*  Takata Corp.........................................   168,000    927,413
    Take And Give Needs Co., Ltd........................    54,070    286,184
    Takihyo Co., Ltd....................................    76,000    296,354
#   Tama Home Co., Ltd..................................    95,900    333,596
#   Tamron Co., Ltd.....................................   108,300  1,547,982
#   TASAKI & Co., Ltd...................................    26,600    341,765
    TBK Co., Ltd........................................   115,600    428,553
    Tigers Polymer Corp.................................    50,600    295,312
#   Toa Corp............................................   127,800  1,282,586
#   Toabo Corp..........................................    54,799    242,085
#   Toei Animation Co., Ltd.............................    20,700    992,658
    Toei Co., Ltd.......................................   409,000  3,849,812
    Tohokushinsha Film Corp.............................    22,500    149,182
    Tokai Rika Co., Ltd.................................   140,800  3,463,630
    Token Corp..........................................    46,650  3,508,290
#   Tokyo Dome Corp..................................... 1,134,200  5,433,987
    Tokyo Individualized Educational Institute, Inc.....    82,100    483,309
    Tokyotokeiba Co., Ltd...............................   613,000  1,350,512
#   Tokyu Recreation Co., Ltd...........................    79,000    476,205
#   Tomy Co., Ltd.......................................   374,293  2,336,664
    Topre Corp..........................................   264,300  5,823,902
    Toridoll.corp.......................................   146,300  2,673,494
#   Tosho Co., Ltd......................................    43,800  1,279,025
    Tow Co., Ltd........................................    26,700    138,821
    TPR Co., Ltd........................................   131,000  3,488,575
    TS Tech Co., Ltd....................................   164,500  4,080,758
#   TSI Holdings Co., Ltd...............................   430,795  3,094,757
#   Tsukada Global Holdings, Inc........................   109,400    669,156
    Tsukamoto Corp. Co., Ltd............................   190,000    185,118
#   Tsutsumi Jewelry Co., Ltd...........................    47,200    949,754
    Tv Tokyo Holdings Corp..............................    33,700    618,376
#   Tyo, Inc............................................   329,800    502,588
#   U-Shin, Ltd.........................................   114,300    632,112
    Umenohana Co., Ltd..................................     1,000     21,382
    Unipres Corp........................................   230,700  4,863,533
    United Arrows, Ltd..................................   117,700  5,692,923
#*  Unitika, Ltd........................................ 3,247,000  1,361,397
    Universal Entertainment Corp........................    90,900  1,592,580
#*  Usen Corp...........................................   685,080  2,015,348
#   Village Vanguard Co., Ltd...........................    32,100    405,471
#   VT Holdings Co., Ltd................................   493,000  2,891,303
    Wacoal Holdings Corp................................   675,000  7,891,808
#*  WATAMI Co., Ltd.....................................   134,200    938,922

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
Consumer Discretionary -- (Continued)
#   West Holdings Corp..................................  96,800 $    647,581
    Workman Co., Ltd....................................     900       52,270
    Wowow, Inc..........................................  49,200    1,179,567
    Xebio Holdings Co., Ltd............................. 156,500    2,759,822
    Yachiyo Industry Co., Ltd...........................  21,400      173,548
    Yamato International, Inc...........................   8,200       27,200
    Yellow Hat, Ltd.....................................  92,700    1,789,745
#   Yomiuri Land Co., Ltd............................... 239,000      824,393
#   Yondoshi Holdings, Inc.............................. 105,620    2,390,374
    Yonex Co., Ltd......................................     800       22,164
    Yorozu Corp......................................... 110,100    2,356,125
#   Yoshinoya Holdings Co., Ltd......................... 323,100    3,920,198
    Yutaka Giken Co., Ltd...............................   3,100       61,290
    Zenrin Co., Ltd..................................... 156,300    3,229,374
    Zensho Holdings Co., Ltd............................ 604,300    7,351,240
#   Zojirushi Corp...................................... 188,000    2,692,878
                                                                 ------------
Total Consumer Discretionary............................          523,935,050
                                                                 ------------
Consumer Staples -- (9.0%)
    Aderans Co., Ltd.................................... 130,800      655,478
#   Aeon Hokkaido Corp.................................. 273,900    1,222,221
    Ain Holdings, Inc................................... 124,600    5,661,621
    Arcs Co., Ltd....................................... 195,000    3,950,984
#   Ariake Japan Co., Ltd...............................  86,100    4,826,963
    Artnature, Inc......................................  96,200      728,879
    Axial Retailing, Inc................................  87,000    2,799,128
#   Belc Co., Ltd.......................................  59,100    2,212,994
#   C'BON Cosmetics Co., Ltd............................   2,400       49,608
    Cawachi, Ltd........................................  88,000    1,481,623
    Chubu Shiryo Co., Ltd............................... 114,700      864,719
    Chuo Gyorui Co., Ltd................................  93,000      211,242
#   Ci:z Holdings Co., Ltd.............................. 157,300    2,662,213
#   Coca-Cola East Japan Co., Ltd....................... 102,500    1,654,055
    Coca-Cola West Co., Ltd............................. 268,200    5,917,138
    Cocokara fine, Inc.................................. 105,760    4,396,195
    Create SD Holdings Co., Ltd......................... 164,400    3,552,914
    Daikokutenbussan Co., Ltd...........................  35,800    1,276,732
    Dydo Drinco, Inc....................................  42,700    1,928,152
#   Earth Chemical Co., Ltd.............................  63,200    2,414,893
    Eco's Co., Ltd......................................   3,500       42,961
    Fancl Corp.......................................... 137,500    1,811,760
    Feed One Co., Ltd................................... 812,440      857,931
*   First Baking Co., Ltd............................... 183,000      165,907
    Fuji Oil Holdings, Inc.............................. 362,600    5,939,789
    Fujicco Co., Ltd.................................... 120,600    2,242,827
*   Fujiya Co., Ltd.....................................  26,000       41,130
#   Genky Stores, Inc...................................  23,600      557,690
    Hagoromo Foods Corp.................................  39,000      383,837
#*  Hayashikane Sangyo Co., Ltd......................... 166,000      134,790
    Heiwado Co., Ltd.................................... 182,000    3,729,010
    Hokkaido Coca-Cola Bottling Co., Ltd................  87,000      409,860
    Hokuto Corp......................................... 131,300    2,517,124
#   House Foods Group, Inc..............................  87,800    1,743,561

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Consumer Staples -- (Continued)
    Inageya Co., Ltd....................................   175,100 $ 1,837,811
#   Ito En, Ltd.........................................    54,800   1,477,393
    Itochu-Shokuhin Co., Ltd............................    26,600     921,858
#   Itoham Foods, Inc...................................   783,800   4,504,328
    J-Oil Mills, Inc....................................   563,000   1,621,347
#   Kakiyasu Honten Co., Ltd............................    27,100     443,223
    Kameda Seika Co., Ltd...............................    72,000   2,998,527
    Kaneko Seeds Co., Ltd...............................     2,200      19,857
    Kansai Super Market, Ltd............................    18,300     122,163
    Kato Sangyo Co., Ltd................................   118,000   2,930,015
    Kenko Mayonnaise Co., Ltd...........................    50,300     980,931
    KEY Coffee, Inc.....................................   109,700   1,764,457
    Kirindo Holdings Co., Ltd...........................    29,300     232,547
#   Kobe Bussan Co., Ltd................................    70,600   1,669,537
#   Kotobuki Spirits Co., Ltd...........................    30,400   1,393,212
    Kusuri No Aoki Co., Ltd.............................    92,700   4,003,664
    Kyokuyo Co., Ltd....................................   576,000   1,307,162
#   Life Corp...........................................   165,100   3,649,894
    Mandom Corp.........................................   104,400   4,290,041
    Marudai Food Co., Ltd...............................   598,000   2,237,403
#   Maruha Nichiro Corp.................................   225,007   4,281,182
#   Maxvalu Nishinihon Co., Ltd.........................     5,600      77,773
#   Maxvalu Tokai Co., Ltd..............................    49,300     758,765
    Medical System Network Co., Ltd.....................    78,200     367,186
    Megmilk Snow Brand Co., Ltd.........................   258,500   6,749,513
    Meito Sangyo Co., Ltd...............................    52,200     590,960
    Milbon Co., Ltd.....................................    66,576   2,417,782
#   Ministop Co., Ltd...................................    88,100   1,561,103
    Mitsubishi Shokuhin Co., Ltd........................    79,600   1,875,980
    Mitsui Sugar Co., Ltd...............................   533,850   2,442,214
#   Miyoshi Oil & Fat Co., Ltd..........................   379,000     389,583
    Morinaga & Co., Ltd................................. 1,134,000   6,246,325
    Morinaga Milk Industry Co., Ltd..................... 1,134,000   5,174,491
    Morozoff, Ltd.......................................   154,000     549,936
    Nagatanien Holdings Co., Ltd........................   131,000   1,137,385
    Nakamuraya Co., Ltd.................................   184,000     717,088
    Natori Co., Ltd.....................................    28,800     416,791
    Nichimo Co., Ltd....................................   170,000     244,216
    Nichirei Corp....................................... 1,501,000  11,178,614
#   Nihon Chouzai Co., Ltd..............................    27,560   1,094,545
    Niitaka Co., Ltd....................................     2,060      21,930
    Nippon Beet Sugar Manufacturing Co., Ltd............   608,000   1,014,878
    Nippon Flour Mills Co., Ltd.........................   722,000   5,255,842
    Nippon Suisan Kaisha, Ltd........................... 1,480,200   7,740,996
    Nisshin Oillio Group, Ltd. (The)....................   679,000   2,838,211
#   Nissin Sugar Co., Ltd...............................    19,000     711,381
    Nitto Fuji Flour Milling Co., Ltd...................    64,000     198,599
    Noevir Holdings Co., Ltd............................    61,300   1,693,547
    Oenon Holdings, Inc.................................   307,000     533,294
#   OIE Sangyo Co., Ltd.................................    20,900     157,445
    Okuwa Co., Ltd......................................   117,000   1,050,270
    Olympic Group Corp..................................    63,100     318,270
    OUG Holdings, Inc...................................    29,000      57,579

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Prima Meat Packers, Ltd.............................   859,000 $  2,308,837
#   Qol Co., Ltd........................................    52,600      770,711
#   Riken Vitamin Co., Ltd..............................    74,100    2,382,192
    Rock Field Co., Ltd.................................    58,800    1,511,652
    Rokko Butter Co., Ltd...............................    45,600      587,627
#   S Foods, Inc........................................    75,562    1,536,671
    S&B Foods, Inc......................................       499       18,930
    Sakata Seed Corp....................................   182,600    4,459,514
    San-A Co., Ltd......................................    98,700    4,555,177
    Sapporo Holdings, Ltd............................... 1,981,000    8,834,402
#   Shoei Foods Corp....................................    45,700      563,011
    Showa Sangyo Co., Ltd...............................   514,000    2,016,168
    Sogo Medical Co., Ltd...............................    55,800    2,021,295
    ST Corp.............................................    80,200      743,788
    Starzen Co., Ltd....................................    36,600      986,257
    Takara Holdings, Inc................................   980,300    7,344,287
    Tobu Store Co., Ltd.................................   190,000      477,954
    Toho Co., Ltd.......................................    42,400      772,744
#   Tohto Suisan Co., Ltd...............................   173,000      267,034
    Torigoe Co., Ltd. (The).............................    80,300      469,319
    Toyo Sugar Refining Co., Ltd........................   157,000      137,051
    United Super Markets Holdings, Inc..................   248,100    2,280,751
#   UNY Group Holdings Co., Ltd......................... 1,468,300    9,406,957
    Valor Holdings Co., Ltd.............................   212,100    4,591,958
    Warabeya Nichiyo Co., Ltd...........................    83,460    1,747,541
#   Welcia Holdings Co., Ltd............................    10,000      539,928
#   Yaizu Suisankagaku Industry Co., Ltd................    46,100      393,585
    Yamatane Corp.......................................   520,000      759,935
#   Yamaya Corp.........................................    25,600      437,321
    Yaoko Co., Ltd......................................   102,800    4,305,792
#   Yokohama Reito Co., Ltd.............................   263,000    2,314,605
    Yomeishu Seizo Co., Ltd.............................    48,500      799,465
    Yonekyu Corp........................................    28,100      587,745
    Yuasa Funashoku Co., Ltd............................   121,000      338,793
    Yutaka Foods Corp...................................     6,000       94,031
                                                                   ------------
Total Consumer Staples..................................            248,678,001
                                                                   ------------
Energy -- (0.9%)
#   BP Castrol KK.......................................    57,400      550,048
*   Cosmo Energy Holdings Co., Ltd......................   345,500    3,809,440
    Fuji Kosan Co., Ltd.................................    33,100      118,509
    Fuji Oil Co., Ltd...................................   284,800      697,992
    Itochu Enex Co., Ltd................................   302,200    2,314,991
#   Japan Drilling Co., Ltd.............................    34,800      719,262
    Japan Oil Transportation Co., Ltd...................    84,000      166,869
    Japan Petroleum Exploration Co., Ltd................    19,200      498,733
    Mitsuuroko Group Holdings Co., Ltd..................   181,700      860,748
#   Modec, Inc..........................................   102,100    1,211,691
    Nippon Coke & Engineering Co., Ltd.................. 1,272,800      892,557
#   Nippon Gas Co., Ltd.................................   182,900    4,081,277
#   Sala Corp...........................................   124,900      674,782
    San-Ai Oil Co., Ltd.................................   310,000    2,403,967
#   Shinko Plantech Co., Ltd............................   237,200    1,863,824

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Energy -- (Continued)
    Sinanen Holdings Co., Ltd...........................   260,000 $   988,098
#   Toa Oil Co., Ltd....................................   415,000     458,764
    Toyo Kanetsu K.K....................................   568,000   1,184,835
                                                                   -----------
Total Energy............................................            23,496,387
                                                                   -----------
Financials -- (10.8%)
    77 Bank, Ltd. (The).................................   161,000     747,340
    Aichi Bank, Ltd. (The)..............................    51,700   2,479,457
    Airport Facilities Co., Ltd.........................   132,770     643,327
#   Aizawa Securities Co., Ltd..........................   154,900     882,891
    Akita Bank, Ltd. (The).............................. 1,079,400   3,199,546
    Anabuki Kosan, Inc..................................    22,000      45,247
*   Anicom Holdings, Inc................................     1,900      47,993
    Aomori Bank, Ltd. (The)............................. 1,186,000   3,515,706
#   Ardepro Co., Ltd....................................   270,700     264,382
    Asax Co., Ltd.......................................     1,700      19,900
    Ashikaga Holdings Co., Ltd..........................    91,900     310,292
    Awa Bank, Ltd. (The)................................ 1,173,000   6,467,246
    Bank of Iwate, Ltd. (The)...........................    99,400   3,883,190
    Bank of Kochi, Ltd. (The)...........................   279,000     288,532
#   Bank of Nagoya, Ltd. (The).......................... 1,007,297   3,490,775
    Bank of Okinawa, Ltd. (The).........................   110,800   3,961,707
    Bank of Saga, Ltd. (The)............................   802,000   1,659,049
    Bank of the Ryukyus, Ltd............................   227,380   2,931,918
    Chiba Kogyo Bank, Ltd. (The)........................   236,900   1,186,123
    Chukyo Bank, Ltd. (The).............................   682,000   1,227,632
    Daibiru Corp........................................   303,600   2,440,902
    Daiichi Commodities Co., Ltd........................    13,700      45,837
#   Daikyo, Inc......................................... 1,904,000   3,076,014
#   Daisan Bank, Ltd. (The).............................   855,000   1,167,749
    Daishi Bank, Ltd. (The)............................. 2,003,000   7,617,346
    Daito Bank, Ltd. (The)..............................   873,000   1,432,290
    DSB Co., Ltd........................................    55,800     445,013
    eGuarantee, Inc.....................................    10,800     226,066
#   Ehime Bank, Ltd. (The)..............................   938,000   1,899,403
    Eighteenth Bank, Ltd. (The)......................... 1,048,000   2,828,237
    FIDEA Holdings Co., Ltd.............................   874,800   1,754,464
    Financial Products Group Co., Ltd...................   409,700   3,262,664
    Fukui Bank, Ltd. (The).............................. 1,301,000   2,438,070
    Fukushima Bank, Ltd. (The).......................... 1,421,000   1,052,152
    Fuyo General Lease Co., Ltd.........................    81,700   4,016,400
#   GCA Savvian Corp....................................    89,900     824,518
    Goldcrest Co., Ltd..................................   101,790   1,712,045
    Grandy House Corp...................................    14,200      43,769
    Heiwa Real Estate Co., Ltd..........................   236,600   2,450,675
    Higashi-Nippon Bank, Ltd. (The).....................   869,000   2,474,789
    Hokkoku Bank, Ltd. (The)............................ 1,742,000   4,883,656
    Hokuetsu Bank, Ltd. (The)........................... 1,300,000   2,557,481
    Hyakugo Bank, Ltd. (The)............................ 1,491,609   6,292,028
    Hyakujushi Bank, Ltd. (The)......................... 1,509,000   4,882,120
    IBJ Leasing Co., Ltd................................    66,500   1,274,641
    Ichiyoshi Securities Co., Ltd.......................   227,800   2,120,011
    IwaiCosmo Holdings, Inc.............................   106,900   1,153,084

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Financials -- (Continued)
    J Trust Co., Ltd....................................    10,600 $    74,752
    Jaccs Co., Ltd......................................    17,000      57,335
    Jafco Co., Ltd......................................    92,700   3,007,173
#   Japan Property Management Center Co., Ltd...........    13,900     155,870
    Japan Securities Finance Co., Ltd...................    16,700      76,296
    Jimoto Holdings, Inc................................   508,400     764,692
    Juroku Bank, Ltd. (The)............................. 2,002,000   7,183,704
    kabu.com Securities Co., Ltd........................ 1,026,600   3,106,549
#   Kabuki-Za Co., Ltd..................................    36,000   1,496,028
    Kansai Urban Banking Corp...........................   149,200   1,559,761
    Keihanshin Building Co., Ltd........................   195,400   1,049,454
    Keiyo Bank, Ltd. (The).............................. 1,418,000   6,146,440
    Kenedix, Inc........................................ 1,201,100   4,880,106
    Kita-Nippon Bank, Ltd. (The)........................    49,506   1,305,102
    Kiyo Bank, Ltd. (The)...............................   371,490   4,786,858
#   Kyokuto Securities Co., Ltd.........................   125,600   1,440,082
*   Kyushu Financial Group, Inc......................... 1,705,420  10,637,798
#   Land Business Co., Ltd..............................    59,500     160,238
*   Leopalace21 Corp.................................... 1,960,700  10,859,528
    Marusan Securities Co., Ltd.........................   177,000   1,794,531
#   Michinoku Bank, Ltd. (The)..........................   840,000   1,380,056
    Mie Bank, Ltd. (The)................................   523,000   1,025,480
    Minato Bank, Ltd. (The)............................. 1,084,000   1,784,730
    Mito Securities Co., Ltd............................   338,500   1,148,342
    Miyazaki Bank, Ltd. (The)...........................   931,000   2,586,145
#   Monex Group, Inc.................................... 1,054,800   2,676,691
#   Money Partners Group Co., Ltd.......................    33,400     114,780
    MONEY SQUARE HOLDINGS, Inc..........................       900       9,823
    Musashino Bank, Ltd. (The)..........................   198,700   6,284,313
#   Nagano Bank, Ltd. (The).............................   512,000     800,268
    Nanto Bank, Ltd. (The).............................. 1,170,000   3,401,519
*   New Real Property K.K...............................    43,900          --
    Nihon M&A Center, Inc...............................   198,100   9,379,586
    Nishi-Nippon City Bank, Ltd. (The)..................   463,000   1,038,261
    Nisshin Fudosan Co..................................   186,100     614,177
    North Pacific Bank, Ltd............................. 2,025,300   6,217,587
#   OAK Capital Corp....................................    90,300     147,114
    Ogaki Kyoritsu Bank, Ltd. (The)..................... 1,857,000   6,507,187
#   Oita Bank, Ltd. (The)............................... 1,014,900   3,515,204
    Okasan Securities Group, Inc........................   186,000   1,036,242
    Open House Co., Ltd.................................   121,700   2,296,217
#   Pocket Card Co., Ltd................................    11,200      48,525
#   Raysum Co., Ltd.....................................    40,300     349,229
    Relo Holdings, Inc..................................    62,900   7,531,317
    Ricoh Leasing Co., Ltd..............................    96,900   3,024,120
#   SAMTY Co., Ltd......................................    76,900     754,734
    San-In Godo Bank, Ltd. (The)........................   957,000   6,909,942
    Sankyo Frontier Co., Ltd............................    10,000      70,027
    Sawada Holdings Co., Ltd............................   142,000   1,354,834
    Senshu Ikeda Holdings, Inc.......................... 1,365,700   5,583,023
    Shiga Bank, Ltd. (The).............................. 1,328,000   5,929,795
    Shikoku Bank, Ltd. (The)............................ 1,210,000   2,492,921
    Shimane Bank, Ltd. (The)............................    16,600     182,559

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Shimizu Bank, Ltd. (The)............................    48,000 $  1,129,872
    Shinoken Group Co., Ltd.............................    20,400      348,806
    Sparx Group Co., Ltd................................   573,900    1,180,181
    Star Mica Co., Ltd..................................     5,300       63,459
    Sumitomo Real Estate Sales Co., Ltd.................   106,460    2,244,496
#   Sun Frontier Fudousan Co., Ltd......................   138,500    1,175,953
    Taiko Bank, Ltd. (The)..............................   207,000      393,840
#   Takagi Securities Co., Ltd..........................   224,000      311,674
    Takara Leben Co., Ltd...............................   552,800    2,842,040
    TOC Co., Ltd........................................   355,250    2,825,946
    Tochigi Bank, Ltd. (The)............................   705,000    3,352,801
    Toho Bank, Ltd. (The)............................... 1,313,200    4,443,416
    Tohoku Bank, Ltd. (The).............................   588,000      727,306
    Tokai Tokyo Financial Holdings, Inc.................   526,900    2,958,322
#   Tokyo Rakutenchi Co., Ltd...........................   207,000      840,244
#   Tokyo Theatres Co., Inc.............................   468,000      489,646
    Tokyo TY Financial Group, Inc.......................   150,338    4,609,037
    Tomato Bank, Ltd....................................   484,000      668,376
    TOMONY Holdings, Inc................................   913,950    3,142,688
#   Tosei Corp..........................................   201,700    1,243,716
    Tottori Bank, Ltd. (The)............................   353,000      587,987
    Towa Bank, Ltd. (The)............................... 2,036,000    1,596,291
    Toyo Securities Co., Ltd............................   389,000    1,186,734
    Tsukuba Bank, Ltd...................................   495,100    1,538,021
#   Unizo Holdings Co., Ltd.............................    69,100    2,545,192
#   Yamagata Bank, Ltd. (The)...........................   854,500    3,298,000
    Yamanashi Chuo Bank, Ltd. (The).....................   976,000    4,583,613
    Zenkoku Hosho Co., Ltd..............................     1,600       50,145
                                                                   ------------
Total Financials........................................            298,738,524
                                                                   ------------
Health Care -- (4.6%)
    As One Corp.........................................    86,768    3,029,141
    Asahi Intecc Co., Ltd...............................   122,700    5,654,755
    ASKA Pharmaceutical Co., Ltd........................   131,300    1,307,401
    Biofermin Pharmaceutical Co., Ltd...................    10,500      342,496
    BML, Inc............................................    68,300    2,093,677
#   CMIC Holdings Co., Ltd..............................    70,000      831,037
    Create Medic Co., Ltd...............................    28,000      209,842
#   Daiken Medical Co., Ltd.............................    88,900      699,498
    Daito Pharmaceutical Co., Ltd.......................    65,780    1,592,386
    Eiken Chemical Co., Ltd.............................    73,500    1,549,025
    EPS Holdings, Inc...................................   164,600    1,793,690
    FALCO HOLDINGS Co., Ltd.............................    44,000      482,109
#   FINDEX, Inc.........................................    88,500      658,174
    Fuji Pharma Co., Ltd................................    41,500      780,479
    Fuso Pharmaceutical Industries, Ltd.................   415,000      940,375
#   Hogy Medical Co., Ltd...............................    71,000    3,508,202
    Iwaki & Co., Ltd....................................   154,000      255,228
#   Japan Medical Dynamic Marketing, Inc................   108,100      652,067
    Jeol, Ltd...........................................   483,000    2,732,769
    JMS Co., Ltd........................................   157,000      374,783
    Kawasumi Laboratories, Inc..........................    69,100      591,048
    Kissei Pharmaceutical Co., Ltd......................    59,100    1,350,644

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
Health Care -- (Continued)
    KYORIN Holdings, Inc................................ 276,100 $  5,111,896
    Mani, Inc........................................... 103,500    1,652,725
#   Message Co., Ltd....................................  84,600    2,453,167
    Mochida Pharmaceutical Co., Ltd.....................  78,399    6,063,183
    N Field Co., Ltd....................................     700        6,151
#   Nagaileben Co., Ltd.................................  51,200      817,662
    Nakanishi, Inc...................................... 115,300    4,504,650
    ND Software Co., Ltd................................   5,200       44,916
    Nichi-iko Pharmaceutical Co., Ltd................... 264,250    6,094,783
#   Nichii Gakkan Co.................................... 284,300    2,030,617
    Nihon Kohden Corp................................... 213,900    4,810,029
#   Nikkiso Co., Ltd.................................... 361,500    2,395,956
    Nippon Chemiphar Co., Ltd........................... 171,000      807,736
#   Nipro Corp.......................................... 702,100    6,981,120
    Nissui Pharmaceutical Co., Ltd......................  67,400      753,338
    Paramount Bed Holdings Co., Ltd..................... 114,200    3,938,167
    Rion Co., Ltd.......................................  42,300      676,678
    Rohto Pharmaceutical Co., Ltd....................... 499,200    9,319,548
    Seed Co., Ltd.......................................   8,200       90,934
    Ship Healthcare Holdings, Inc....................... 279,700    6,682,076
#   Shofu, Inc..........................................  35,700      393,763
    Software Service, Inc...............................  17,400      580,296
#   Taiko Pharmaceutical Co., Ltd.......................  55,700      672,779
    Techno Medica Co., Ltd..............................  25,700      552,455
#   Toho Holdings Co., Ltd.............................. 321,000    7,452,508
    Tokai Corp/Gifu.....................................  54,500    1,478,422
    Torii Pharmaceutical Co., Ltd.......................  65,500    1,485,112
#   Towa Pharmaceutical Co., Ltd........................  59,100    3,291,626
    Tsukui Corp......................................... 169,500    1,845,549
    Tsumura & Co........................................ 348,700    9,498,454
    Uchiyama Holdings Co., Ltd..........................  24,200      100,005
    Vital KSK Holdings, Inc............................. 193,400    1,463,432
    Wakamoto Pharmaceutical Co., Ltd.................... 107,000      234,988
    WIN-Partners Co., Ltd...............................   4,900       62,911
    ZERIA Pharmaceutical Co., Ltd....................... 100,699    1,181,359
                                                                 ------------
Total Health Care.......................................          126,957,817
                                                                 ------------
Industrials -- (25.3%)
#*  A&A Material Corp................................... 127,000       84,992
    Advan Co., Ltd...................................... 167,700    1,604,524
    Advanex, Inc........................................  22,099      309,051
    Aeon Delight Co., Ltd............................... 107,400    3,541,095
    Aica Kogyo Co., Ltd................................. 314,300    5,994,012
    Aichi Corp.......................................... 171,500    1,146,940
    Aida Engineering, Ltd............................... 317,900    2,896,794
    AIT Corp............................................  11,200      100,739
#   Alinco, Inc.........................................  62,600      560,192
    Alps Logistics Co., Ltd.............................  49,300      529,067
    Altech Corp.........................................  44,750      788,422
    Anest Iwata Corp.................................... 168,200    1,325,159
#*  Arrk Corp........................................... 422,400      332,165
    Asahi Diamond Industrial Co., Ltd................... 328,200    3,253,042
    Asahi Kogyosha Co., Ltd............................. 122,000      444,274

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
#   Asanuma Corp........................................   383,000 $  943,455
#*  Asia Growth Capital, Ltd............................   389,900    283,371
    Asunaro Aoki Construction Co., Ltd..................   142,800    880,497
    Bando Chemical Industries, Ltd......................   462,000  1,831,745
    Benefit One, Inc....................................    96,900  2,070,591
    Bunka Shutter Co., Ltd..............................   309,000  2,541,608
    Canare Electric Co., Ltd............................     2,300     33,523
    Career Design Center Co., Ltd.......................    28,800    292,365
    Central Glass Co., Ltd.............................. 1,214,000  6,516,737
    Central Security Patrols Co., Ltd...................    40,700    618,736
*   Chilled & Frozen Logistics Holdings Co., Ltd........    22,000    167,107
#   Chiyoda Corp........................................   309,000  2,263,408
    Chiyoda Integre Co., Ltd............................    73,700  1,861,268
    Chudenko Corp.......................................   110,500  2,383,725
    Chugai Ro Co., Ltd..................................   373,000    706,375
    CKD Corp............................................   341,900  3,204,010
#   COMSYS Holdings Corp................................   241,700  3,527,956
    Cosel Co., Ltd......................................   114,400    946,252
    CTI Engineering Co., Ltd............................    72,300    655,262
    Dai-Dan Co., Ltd....................................   155,000    966,771
    Daido Kogyo Co., Ltd................................   200,000    345,245
    Daifuku Co., Ltd....................................   579,400  9,674,555
    Daihatsu Diesel Manufacturing Co., Ltd..............    84,000    486,588
    Daihen Corp.........................................   620,000  3,268,322
    Daiho Corp..........................................   405,000  1,914,736
    Daiichi Jitsugyo Co., Ltd...........................   251,000  1,110,495
    Daiseki Co., Ltd....................................   209,463  3,249,490
    Daiseki Eco. Solution Co., Ltd......................    14,400    139,794
#   Daisue Construction Co., Ltd........................    33,700    252,402
    Daiwa Industries, Ltd...............................   173,000  1,270,417
#*  Danto Holdings Corp.................................   165,000    250,905
    Denyo Co., Ltd......................................    85,300  1,090,954
    DMW Corp............................................     4,800     71,485
#   Duskin Co., Ltd.....................................   222,400  3,962,540
    Ebara Corp..........................................   307,000  1,359,805
#   Ebara Jitsugyo Co., Ltd.............................    39,300    420,446
    Eidai Co., Ltd......................................   115,000    397,206
    en-japan, Inc.......................................    62,400  2,108,617
    Endo Lighting Corp..................................    60,200    544,370
#*  Enshu, Ltd..........................................   281,000    197,358
#   Freund Corp.........................................     9,900    151,701
#   Fudo Tetra Corp..................................... 1,040,800  1,141,388
    Fuji Machine Manufacturing Co., Ltd.................     5,000     48,180
    Fujikura, Ltd....................................... 1,935,000  9,478,432
#*  Fujisash Co., Ltd...................................   436,500    345,251
    Fujitec Co., Ltd....................................   436,800  4,118,995
    Fukuda Corp.........................................   395,000  3,435,973
    Fukushima Industries Corp...........................    78,100  1,696,293
#   Fukuyama Transporting Co., Ltd......................   751,400  3,700,374
#   FULLCAST Holdings Co., Ltd..........................    73,900    409,329
    Funai Soken Holdings, Inc...........................   140,760  1,785,088
    Furukawa Co., Ltd................................... 1,665,000  2,955,564
    Furukawa Electric Co., Ltd.......................... 4,628,000  9,522,204

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Furusato Industries, Ltd............................    52,000 $  777,805
#   Futaba Corp.........................................   125,100  1,586,196
    Gecoss Corp.........................................   104,400    811,196
    Giken, Ltd..........................................     2,400     37,197
    Glory, Ltd..........................................   268,900  8,599,069
    GS Yuasa Corp....................................... 1,210,000  4,230,191
    Hamakyorex Co., Ltd.................................    84,400  1,452,229
    Hanwa Co., Ltd...................................... 1,221,000  5,126,353
#   Harmonic Drive Systems, Inc.........................   150,100  3,044,328
    Hazama Ando Corp.................................... 1,082,400  5,274,821
    Hibiya Engineering, Ltd.............................   117,500  1,498,237
    Hirakawa Hewtech Corp...............................       900     13,388
#   Hisaka Works, Ltd...................................   100,200    708,799
#   Hitachi Koki Co., Ltd...............................   311,600  1,974,340
    Hitachi Transport System, Ltd.......................   278,000  4,529,826
    Hitachi Zosen Corp..................................   991,379  5,047,418
    Hito Communications, Inc............................     3,800     56,832
    Hokuetsu Industries Co., Ltd........................   105,900    673,563
#   Hokuriku Electrical Construction Co., Ltd...........    23,000    177,803
    Hosokawa Micron Corp................................   176,000    821,159
    Howa Machinery, Ltd.................................    72,100    349,692
    Ichiken Co., Ltd....................................   143,000    462,060
    Ichinen Holdings Co., Ltd...........................   114,200  1,008,479
    Idec Corp...........................................   158,800  1,437,222
#   Iino Kaiun Kaisha, Ltd..............................   521,100  1,926,673
    Inaba Denki Sangyo Co., Ltd.........................   138,700  4,325,940
#   Inaba Seisakusho Co., Ltd...........................    49,700    500,383
    Inabata & Co., Ltd..................................   296,300  2,844,616
#   Inui Global Logistics Co., Ltd......................    71,880    570,387
#   Iseki & Co., Ltd.................................... 1,110,000  1,519,637
    Ishii Iron Works Co., Ltd...........................   110,000    163,840
    Itoki Corp..........................................   213,800  1,447,262
    Iwasaki Electric Co., Ltd...........................   372,000    656,630
#   Iwatani Corp........................................ 1,087,000  5,594,293
    JAC Recruitment Co., Ltd............................     9,500     78,772
#   Jalux, Inc..........................................    33,200    629,746
#   Jamco Corp..........................................    68,400  1,572,131
    Japan Foundation Engineering Co., Ltd...............   119,500    460,999
    Japan Pulp & Paper Co., Ltd.........................   465,000  1,284,227
    Japan Steel Works, Ltd. (The)....................... 1,992,000  6,359,427
    Japan Transcity Corp................................   242,000    782,503
    JK Holdings Co., Ltd................................    89,940    363,530
#   Juki Corp...........................................   183,600  1,475,785
    Kamei Corp..........................................   148,700  1,388,163
    Kanaden Corp........................................   110,600    825,369
    Kanagawa Chuo Kotsu Co., Ltd........................   190,000  1,147,076
#   Kanamoto Co., Ltd...................................   171,600  4,199,049
    Kandenko Co., Ltd...................................   626,000  3,815,106
    Kanematsu Corp...................................... 2,395,625  3,815,954
#   Katakura Industries Co., Ltd........................   136,100  1,325,923
    Kato Works Co., Ltd.................................   309,000  1,155,679
#   KAWADA TECHNOLOGIES, Inc............................    53,700  1,586,684
    Kawasaki Kinkai Kisen Kaisha, Ltd...................    96,000    276,911

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.......................... 2,829,000 $5,078,724
    Keihin Co., Ltd.....................................   249,000    350,771
#*  KI Holdings Co., Ltd................................    88,000    299,100
#   Kimura Chemical Plants Co., Ltd.....................    39,900    132,309
    King Jim Co., Ltd...................................    13,000     83,833
#*  Kinki Sharyo Co., Ltd. (The)........................   153,000    451,168
    Kintetsu World Express, Inc.........................   155,600  2,547,391
    Kitagawa Iron Works Co., Ltd........................   496,000    926,123
    Kitano Construction Corp............................   259,000    640,506
#   Kito Corp...........................................   108,500    882,352
    Kitz Corp...........................................   543,500  2,432,291
*   Kobe Electric Railway Co., Ltd......................    29,000     86,612
    Kobelco Eco-Solutions Co., Ltd......................    97,000    365,731
    Koike Sanso Kogyo Co., Ltd..........................   145,000    368,519
#   Kokusai Co., Ltd....................................    40,400    509,426
    Kokuyo Co., Ltd.....................................   525,125  5,636,226
#   KOMAIHALTEC, Inc....................................   227,000    438,688
    Komatsu Wall Industry Co., Ltd......................    40,000    620,856
    Komori Corp.........................................   348,700  3,932,794
    Kondotec, Inc.......................................   124,000    776,127
    Konoike Transport Co., Ltd..........................    70,600    878,725
    Kosaido Co., Ltd....................................   248,600    801,879
    KRS Corp............................................    36,200    777,828
#   Kumagai Gumi Co., Ltd............................... 1,756,000  5,191,710
#   Kuroda Electric Co., Ltd............................   219,100  3,540,240
    Kyodo Printing Co., Ltd.............................   506,000  1,334,284
    Kyokuto Boeki Kaisha, Ltd...........................    58,000    116,440
    Kyokuto Kaihatsu Kogyo Co., Ltd.....................   185,700  1,832,641
    Kyoritsu Printing Co., Ltd..........................   105,300    262,617
    Kyowa Exeo Corp.....................................   481,800  4,958,702
#   Kyudenko Corp.......................................   219,000  4,366,092
#   Link And Motivation, Inc............................   251,400    241,809
    Lonseal Corp........................................   116,000    143,775
#   Maeda Corp..........................................   821,000  5,071,763
#   Maeda Kosen Co., Ltd................................   102,300    978,904
    Maeda Road Construction Co., Ltd....................   387,000  6,052,785
    Maezawa Industries, Inc.............................    35,700     91,816
    Maezawa Kasei Industries Co., Ltd...................    45,600    393,163
    Maezawa Kyuso Industries Co., Ltd...................    48,200    568,870
    Makino Milling Machine Co., Ltd.....................   655,000  4,309,280
    Marubeni Construction Material Lease Co., Ltd.......    75,000    125,954
#   Marufuji Sheet Piling Co., Ltd......................    58,000    117,972
    Maruka Machinery Co., Ltd...........................    32,200    396,204
    Maruyama Manufacturing Co., Inc.....................   230,000    359,062
    Maruzen Co., Ltd....................................    46,000    366,426
    Maruzen Showa Unyu Co., Ltd.........................   300,000  1,047,626
    Matsuda Sangyo Co., Ltd.............................    81,082    950,794
    Matsui Construction Co., Ltd........................   124,600    696,510
    Max Co., Ltd........................................   191,000  1,915,614
    Meidensha Corp...................................... 1,171,050  4,540,844
    Meiji Shipping Co., Ltd.............................   111,000    386,848
#   Meisei Industrial Co., Ltd..........................   251,000    936,780
    Meitec Corp.........................................   181,300  6,111,230

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
#   Meiwa Corp..........................................   158,000 $   514,405
    Mesco, Inc..........................................    22,000     158,974
    Mirait Holdings Corp................................   374,085   2,914,139
    Mitani Corp.........................................    68,200   1,730,552
    Mitsubishi Kakoki Kaisha, Ltd.......................    49,000      87,170
    Mitsubishi Logistics Corp...........................    26,000     356,512
    Mitsubishi Nichiyu Forklift Co., Ltd................   159,600     636,016
    Mitsubishi Pencil Co., Ltd..........................    95,800   4,407,780
    Mitsuboshi Belting, Ltd.............................   328,000   2,423,995
    Mitsui Engineering & Shipbuilding Co., Ltd.......... 5,109,000   7,117,832
    Mitsui Matsushima Co., Ltd..........................   847,000     882,093
    Mitsui-Soko Holdings Co., Ltd.......................   626,000   1,717,362
    Mitsumura Printing Co., Ltd.........................    93,000     179,863
#   Miyaji Engineering Group, Inc.......................   332,175     490,602
    Morita Holdings Corp................................   227,700   2,309,088
#   NAC Co., Ltd........................................    58,900     442,452
#   Nachi-Fujikoshi Corp................................ 1,025,000   3,934,499
    Nagase & Co., Ltd...................................   374,900   4,490,511
    Nakabayashi Co., Ltd................................   211,000     476,633
    Nakano Corp.........................................    14,800      81,950
    Namura Shipbuilding Co., Ltd........................   217,228   1,586,814
    Narasaki Sangyo Co., Ltd............................   103,000     213,945
    NDS Co., Ltd........................................   241,000     605,857
    NEC Capital Solutions, Ltd..........................    43,800     623,356
    Nichias Corp........................................   581,000   3,561,109
    Nichiban Co., Ltd...................................   119,000     595,451
    Nichiden Corp.......................................    22,600     535,049
    Nichiha Corp........................................   143,680   2,078,084
    Nichireki Co., Ltd..................................   148,000   1,121,129
#   Nihon Flush Co., Ltd................................     3,600      32,928
    Nihon Trim Co., Ltd.................................    18,200     628,200
    Nikkato Corp........................................       700       2,311
    Nikko Co., Ltd......................................   155,000     474,694
    Nikkon Holdings Co., Ltd............................   356,800   6,442,280
    Nippo Corp..........................................   142,000   2,109,250
    Nippon Air Conditioning Services Co., Ltd...........    14,900     153,344
#   Nippon Carbon Co., Ltd..............................   648,000   1,281,367
    Nippon Densetsu Kogyo Co., Ltd......................   227,300   4,418,254
    Nippon Filcon Co., Ltd..............................    70,900     269,301
    Nippon Hume Corp....................................   129,400     712,163
    Nippon Kanzai Co., Ltd..............................    84,800   1,302,670
    Nippon Koei Co., Ltd................................   390,000   1,381,313
#   Nippon Parking Development Co., Ltd................. 1,197,800   1,213,156
    Nippon Rietec Co., Ltd..............................     7,000      50,538
    Nippon Road Co., Ltd. (The).........................   384,000   1,791,371
    Nippon Seisen Co., Ltd..............................   100,000     409,172
#*  Nippon Sharyo, Ltd..................................   422,000     842,299
#*  Nippon Sheet Glass Co., Ltd......................... 5,848,000   4,313,150
    Nippon Steel & Sumikin Bussan Corp..................   955,599   3,104,973
    Nippon Thompson Co., Ltd............................   410,000   1,642,484
    Nippon Tungsten Co., Ltd............................    62,000      89,321
#   Nishi-Nippon Railroad Co., Ltd...................... 1,852,000  11,580,163
    Nishimatsu Construction Co., Ltd.................... 1,794,000   6,494,165

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Nishio Rent All Co., Ltd............................    92,500 $2,402,601
#   Nissei ASB Machine Co., Ltd.........................    46,700    783,845
    Nissei Corp.........................................    37,900    296,315
    Nissei Plastic Industrial Co., Ltd..................   184,500  1,351,035
#   Nissha Printing Co., Ltd............................   157,500  2,841,735
    Nisshinbo Holdings, Inc.............................   870,500  8,764,614
    Nissin Corp.........................................   399,000  1,152,997
    Nissin Electric Co., Ltd............................   279,000  2,515,301
    Nitta Corp..........................................   101,900  2,594,985
    Nitto Boseki Co., Ltd...............................   898,000  2,706,382
    Nitto Kogyo Corp....................................   159,700  2,644,626
    Nitto Kohki Co., Ltd................................    68,500  1,303,614
    Nitto Seiko Co., Ltd................................   149,000    362,388
#   Nittoc Construction Co., Ltd........................    96,800    367,432
#   Nittoku Engineering Co., Ltd........................    80,900    709,837
    NJS Co., Ltd........................................    30,200    330,883
    Noda Corp...........................................   153,600    466,418
#   Nomura Co., Ltd.....................................   216,500  2,835,293
    Noritake Co., Ltd...................................   642,000  1,378,119
    Noritz Corp.........................................   172,400  2,668,787
    NS United Kaiun Kaisha, Ltd.........................   599,000    912,428
    NTN Corp............................................    22,000     83,710
    Obara Group, Inc....................................    77,700  2,686,296
#   Obayashi Road Corp..................................   166,300  1,050,479
#   Odelic Co., Ltd.....................................    17,900    559,299
    Oiles Corp..........................................   151,350  2,243,318
    Okabe Co., Ltd......................................   242,100  1,750,725
    Okamoto Machine Tool Works, Ltd.....................   205,000    238,736
#   Okamura Corp........................................   381,900  3,470,919
#   OKK Corp............................................   425,000    449,124
#   OKUMA Corp..........................................   722,000  5,497,608
    Okumura Corp........................................   999,400  5,257,635
    Onoken Co., Ltd.....................................    84,600    766,205
    Organo Corp.........................................   228,000    856,753
#   OSG Corp............................................   444,300  7,383,988
#   Outsourcing, Inc....................................    54,600  1,527,552
    Oyo Corp............................................    93,700    919,114
#   Pasco Corp..........................................   124,000    506,457
    Pasona Group, Inc...................................   126,800    823,527
    Penta-Ocean Construction Co., Ltd................... 1,684,400  6,746,229
    Pilot Corp..........................................   188,800  7,149,202
    Prestige International, Inc.........................   109,700  1,071,200
    Pronexus, Inc.......................................   126,400  1,044,735
#   PS Mitsubishi Construction Co., Ltd.................   137,300    422,878
    Quick Co., Ltd......................................     7,200     55,229
    Raito Kogyo Co., Ltd................................   300,900  2,631,810
    Rheon Automatic Machinery Co., Ltd..................    95,000    603,273
    Ryobi, Ltd..........................................   779,200  3,210,142
    Sakai Heavy Industries, Ltd.........................   237,000    390,425
#   Sakai Moving Service Co., Ltd.......................    45,600  1,090,784
    Sanki Engineering Co., Ltd..........................   297,600  2,425,312
    Sanko Metal Industrial Co., Ltd.....................   136,000    275,320
#   Sankyo Tateyama, Inc................................   166,200  1,994,974

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Sankyu, Inc......................................... 1,540,000 $7,584,581
    Sanoyas Holdings Corp...............................    40,600     77,616
    Sanwa Holdings Corp................................. 1,232,600  8,738,516
    Sanyo Denki Co., Ltd................................   254,000  1,318,570
    Sanyo Engineering & Construction, Inc...............    48,000    209,436
    Sanyo Industries, Ltd...............................    99,000    137,519
    Sanyo Trading Co., Ltd..............................       900      9,849
#   Sata Construction Co., Ltd..........................    85,399    291,026
    Sato Holdings Corp..................................   136,500  2,825,647
    Sato Shoji Corp.....................................    66,800    393,733
#   SBS Holdings, Inc...................................    90,700    633,461
    Secom Joshinetsu Co., Ltd...........................    32,900    985,637
#   Seibu Electric Industry Co., Ltd....................    70,000    247,314
    Seika Corp..........................................   313,000    736,121
    Seikitokyu Kogyo Co., Ltd...........................   178,300    828,675
    Seino Holdings Co., Ltd.............................   120,600  1,313,712
    Sekisui Jushi Corp..................................   176,700  2,128,459
#   Senko Co., Ltd......................................   547,000  3,506,198
    Senshu Electric Co., Ltd............................    35,100    469,939
    Shibusawa Warehouse Co., Ltd. (The).................   263,000    655,249
    Shibuya Corp........................................    89,100  1,111,955
#   Shima Seiki Manufacturing, Ltd......................   161,400  2,500,402
    Shin Nippon Air Technologies Co., Ltd...............    86,280    718,762
    Shin-Keisei Electric Railway Co., Ltd...............   177,000    625,704
    Shinmaywa Industries, Ltd...........................   537,000  4,337,579
    Shinnihon Corp......................................   186,700    903,324
    Shinsho Corp........................................   279,000    514,881
    Shinwa Co., Ltd.....................................    16,900    208,947
#*  Shoko Co., Ltd......................................   266,000    175,067
    Showa Aircraft Industry Co., Ltd....................    15,837    151,477
    Sinfonia Technology Co., Ltd........................   632,000    910,441
#   Sinko Industries, Ltd...............................   110,700  1,442,159
    Sintokogio, Ltd.....................................   265,000  1,993,184
    Soda Nikka Co., Ltd.................................    67,000    280,804
    Sodick Co., Ltd.....................................   191,900  1,261,239
    Space Co., Ltd......................................    61,920    627,962
#   Srg Takamiya Co., Ltd...............................   106,300    362,524
#   Star Micronics Co., Ltd.............................   221,700  2,425,904
#   Subaru Enterprise Co., Ltd..........................    55,000    191,940
    Sugimoto & Co., Ltd.................................    30,500    328,385
    Sumitomo Densetsu Co., Ltd..........................   104,400  1,259,161
#   Sumitomo Mitsui Construction Co., Ltd............... 4,537,800  3,744,366
    Sumitomo Precision Products Co., Ltd................   189,000    618,025
    Sumitomo Warehouse Co., Ltd. (The)..................   819,000  4,220,776
#*  SWCC Showa Holdings Co., Ltd........................ 1,562,000    808,676
    Tadano, Ltd.........................................   281,000  2,823,686
    Taihei Dengyo Kaisha, Ltd...........................   162,000  1,688,204
#   Taiheiyo Kouhatsu, Inc..............................   407,000    268,294
    Taikisha, Ltd.......................................   147,000  3,148,092
    Takamatsu Construction Group Co., Ltd...............    80,000  1,526,636
#   Takano Co., Ltd.....................................    49,400    265,945
    Takaoka Toko Co., Ltd...............................    43,520    509,162
    Takara Printing Co., Ltd............................    34,055    373,279

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Takara Standard Co., Ltd............................   507,000 $3,588,024
    Takasago Thermal Engineering Co., Ltd...............   319,500  4,269,094
    Takashima & Co., Ltd................................   225,000    363,794
#   Takeei Corp.........................................   119,500    908,857
    Takeuchi Manufacturing Co., Ltd.....................   205,200  3,205,771
#   Takigami Steel Construction Co., Ltd. (The).........    50,000    224,091
    Takisawa Machine Tool Co., Ltd......................   368,000    418,369
    Takuma Co., Ltd.....................................   414,000  3,207,392
#   Tanseisha Co., Ltd..................................   162,449  1,036,543
    Tatsuta Electric Wire and Cable Co., Ltd............   257,400    869,974
    TECHNO ASSOCIE Co., Ltd.............................    56,800    492,750
    Techno Ryowa, Ltd...................................    69,390    394,344
    Teikoku Electric Manufacturing Co., Ltd.............    89,400    654,002
    Teikoku Sen-I Co., Ltd..............................   102,100  1,097,400
#   Tekken Corp.........................................   234,000    565,342
    Teraoka Seisakusho Co., Ltd.........................    53,600    178,238
    Toa Corp............................................ 1,103,000  2,867,648
    TOA ROAD Corp.......................................   266,000    901,524
#*  Tobishima Corp...................................... 1,073,200  1,618,073
    Tocalo Co., Ltd.....................................    82,300  1,574,022
    Toda Corp........................................... 1,179,000  5,691,140
    Toenec Corp.........................................   212,000  1,351,990
    Togami Electric Manufacturing Co., Ltd..............    14,000     63,235
#   TOKAI Holdings Corp.................................   528,400  2,473,909
    Tokai Lease Co., Ltd................................   154,000    279,756
    Tokyo Energy & Systems, Inc.........................   139,000  1,143,324
    Tokyo Keiki, Inc....................................   354,000    604,673
*   Tokyo Kikai Seisakusho, Ltd.........................   256,000     87,418
    Tokyo Sangyo Co., Ltd...............................    81,000    312,911
    Tokyu Construction Co., Ltd.........................    17,000    114,676
    Toli Corp...........................................   261,000    683,699
    Tomoe Corp..........................................   152,000    412,631
#   Tomoe Engineering Co., Ltd..........................    37,200    458,973
    Tonami Holdings Co., Ltd............................   308,000    856,112
    Toppan Forms Co., Ltd...............................   298,500  3,586,223
#   Torishima Pump Manufacturing Co., Ltd...............   117,100    891,309
    Toshiba Machine Co., Ltd............................   663,000  2,027,981
#   Toshiba Plant Systems & Services Corp...............   262,650  3,068,804
#   Tosho Printing Co., Ltd.............................   227,000    954,635
    Totetsu Kogyo Co., Ltd..............................   145,100  3,514,094
    Toyo Construction Co., Ltd..........................   377,100  1,682,140
#   Toyo Denki Seizo K.K................................   207,000    600,869
#*  Toyo Engineering Corp...............................   689,400  1,709,615
    Toyo Machinery & Metal Co., Ltd.....................    87,400    286,389
    Toyo Tanso Co., Ltd.................................    67,000    934,889
#   Toyo Wharf & Warehouse Co., Ltd.....................   340,000    490,805
    Trancom Co., Ltd....................................    42,000  2,508,844
    Trinity Industrial Corp.............................    19,000     72,749
    Trusco Nakayama Corp................................   112,700  4,014,338
    Trust Tech, Inc.....................................    22,800    478,074
    Tsubakimoto Chain Co................................   845,700  6,008,922
    Tsubakimoto Kogyo Co., Ltd..........................   117,000    295,083
#*  Tsudakoma Corp......................................   294,000    278,081

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
#   Tsugami Corp........................................   395,000 $  1,452,748
    Tsukishima Kikai Co., Ltd...........................   130,700    1,209,927
    Tsurumi Manufacturing Co., Ltd......................    92,200    1,393,403
    TTK Co., Ltd........................................    62,000      237,138
    Uchida Yoko Co., Ltd................................   297,000    1,084,118
#   Ueki Corp...........................................   348,000      715,165
#   Union Tool Co.......................................    49,200    1,209,126
    Ushio, Inc..........................................   409,500    5,323,727
    Utoc Corp...........................................    98,700      318,680
#   Wakachiku Construction Co., Ltd..................... 1,052,000    1,154,414
    Wakita & Co., Ltd...................................   219,800    1,645,005
    WDB Holdings Co., Ltd...............................    10,000       84,224
    Weathernews, Inc....................................    27,800      926,423
    World Holdings Co., Ltd.............................     4,300       49,150
#   Yahagi Construction Co., Ltd........................   159,400      997,715
    YAMABIKO Corp.......................................   184,328    1,310,121
    Yamato Corp.........................................    82,000      343,222
    Yamaura Corp........................................    16,200       59,295
    Yamazen Corp........................................   296,900    2,475,367
    Yasuda Logistics Corp...............................    94,300      626,150
    Yokogawa Bridge Holdings Corp.......................   177,600    1,602,009
    Yondenko Corp.......................................   128,800      414,917
    Yuasa Trading Co., Ltd..............................   105,000    2,364,007
    Yuken Kogyo Co., Ltd................................   196,000      386,769
#   Yumeshin Holdings Co., Ltd..........................   154,700      747,315
    Yurtec Corp.........................................   249,000    1,903,983
    Yusen Logistics Co., Ltd............................   109,500    1,298,274
    Yushin Precision Equipment Co., Ltd.................     1,600       25,642
#   Zuiko Corp..........................................    18,300      629,979
                                                                   ------------
Total Industrials.......................................            700,089,802
                                                                   ------------
Information Technology -- (10.4%)
#   A&D Co., Ltd........................................   113,900      378,957
#   Advantest Corp......................................   341,400    3,177,005
    Ai Holdings Corp....................................   247,200    6,038,464
    Aichi Tokei Denki Co., Ltd..........................   187,000      488,141
#   Aiphone Co., Ltd....................................    71,900    1,173,657
#*  Allied Telesis Holdings K.K.........................   386,300      144,716
    Alpha Systems, Inc..................................    32,560      491,191
    Amano Corp..........................................   374,300    4,938,223
    Anritsu Corp........................................   857,300    5,312,382
    AOI Electronics Co., Ltd............................    26,900      626,468
    Argo Graphics, Inc..................................    22,600      334,851
    Arisawa Manufacturing Co., Ltd......................   192,200    1,111,030
    Asahi Net, Inc......................................    59,600      256,988
#   Ateam, Inc..........................................     1,700       24,217
    Axell Corp..........................................    44,900      375,260
    Azbil Corp..........................................   182,300    4,229,085
    Broadband Tower, Inc................................    31,400       47,580
    Broadleaf Co., Ltd..................................   118,700    1,098,026
    CAC Holdings Corp...................................    50,500      375,102
    Canon Electronics, Inc..............................   132,000    1,918,240
    Capcom Co., Ltd.....................................   294,600    6,528,723

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Information Technology -- (Continued)
    Chino Corp..........................................    35,900 $  313,006
#   CMK Corp............................................   260,100    692,492
    Computer Engineering & Consulting, Ltd..............    74,200    774,599
    CONEXIO Corp........................................   114,700  1,022,206
#*  COOKPAD, Inc........................................   287,400  3,762,355
    Cresco., Ltd........................................    26,500    407,165
#   CROOZ, Inc..........................................    32,400    695,411
    Dai-ichi Seiko Co., Ltd.............................    55,600    672,027
#*  Daishinku Corp......................................   188,000    314,128
#   Daito Electron Co., Ltd.............................     5,900     33,070
    Daiwabo Holdings Co., Ltd........................... 1,186,000  2,222,782
    Denki Kogyo Co., Ltd................................   251,000  1,013,462
    Densan System Co., Ltd..............................       800     11,450
    Digital Arts, Inc...................................    12,700    229,720
    Digital Garage, Inc.................................    14,000    235,182
    DKK-Toa Corp........................................    38,200    153,167
    DTS Corp............................................   122,000  2,535,979
    Eizo Corp...........................................   104,200  2,484,286
    Elecom Co., Ltd.....................................   101,400  1,243,754
    Elematec Corp.......................................    52,271  1,044,860
    EM Systems Co., Ltd.................................    18,500    378,646
    Enplas Corp.........................................    57,000  1,998,751
    ESPEC Corp..........................................    98,400  1,195,941
#   Excel Co., Ltd......................................    49,300    598,522
#   F@N Communications, Inc.............................   194,900  1,234,692
    Faith, Inc..........................................    27,910    286,392
#*  FDK Corp............................................   552,000    466,379
    Ferrotec Corp.......................................   174,000  1,879,524
    Fuji Soft, Inc......................................   116,600  2,626,460
    Fujitsu Frontech, Ltd...............................    75,300    829,872
    Furuno Electric Co., Ltd............................   137,500    912,844
    Furuya Metal Co., Ltd...............................    11,800    141,799
    Future Architect, Inc...............................   129,200    848,868
    GMO internet, Inc...................................   401,700  4,977,371
#   GMO Payment Gateway, Inc............................    98,500  5,121,027
#   Gree, Inc...........................................   672,200  2,964,026
    Gurunavi, Inc.......................................   172,800  3,485,681
    Hakuto Co., Ltd.....................................    80,700    770,119
    Hioki EE Corp.......................................    45,700    841,364
    Hitachi Kokusai Electric, Inc.......................   332,500  4,003,460
#   Hochiki Corp........................................   140,000  1,188,407
    Hokuriku Electric Industry Co., Ltd.................   482,000    588,786
    Horiba, Ltd.........................................   212,650  7,569,715
    Hosiden Corp........................................   257,000  1,223,763
    I-Net Corp..........................................    53,900    508,018
#   Ibiden Co., Ltd.....................................   220,400  3,104,677
    Icom, Inc...........................................    46,600    823,725
#   Ikegami Tsushinki Co., Ltd..........................   309,000    385,966
    Imagica Robot Holdings, Inc.........................    53,800    198,387
    Ines Corp...........................................   183,900  1,772,683
    Infocom Corp........................................    80,400  1,071,623
    Information Services International-Dentsu, Ltd......    75,900  1,520,909
    Innotech Corp.......................................    93,000    385,964

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
Information Technology -- (Continued)
#   Internet Initiative Japan, Inc...................... 191,600 $ 3,624,149
#   Iriso Electronics Co., Ltd..........................  50,500   2,425,465
    IT Holdings Corp.................................... 505,101  11,146,028
    Itfor, Inc..........................................  56,300     270,721
*   Iwatsu Electric Co., Ltd............................ 500,000     299,998
    Japan Aviation Electronics Industry, Ltd............ 113,000   1,143,805
    Japan Digital Laboratory Co., Ltd...................  93,600   1,245,659
#*  Japan Display, Inc.................................. 707,500   1,636,901
#   Japan Material Co., Ltd.............................  13,700     262,271
#   Japan Radio Co., Ltd................................ 326,000     892,158
#   Jastec Co., Ltd.....................................  37,800     307,226
#   JBCC Holdings, Inc..................................  87,500     501,441
    Justsystems Corp.................................... 160,600   1,179,742
    Kaga Electronics Co., Ltd........................... 105,100   1,315,280
    Kanematsu Electronics, Ltd..........................  72,000   1,221,018
#*  KLab, Inc........................................... 191,400   1,188,079
    Koa Corp............................................ 194,100   1,509,998
    Kyoden Co., Ltd.....................................   1,300       2,099
#   Kyoei Sangyo Co., Ltd...............................  97,000     119,543
    Kyosan Electric Manufacturing Co., Ltd.............. 279,000     790,401
    Kyowa Electronic Instruments Co., Ltd............... 135,100     414,723
#   LAC Co., Ltd........................................  82,700   1,021,239
    Lasertec Corp.......................................  43,300     412,768
*   Macnica Fuji Electronics Holdings, Inc.............. 126,550   1,560,446
    Mamezou Holdings Co., Ltd...........................   6,800      38,674
    Marubun Corp........................................  95,700     654,288
    Maruwa Co., Ltd.....................................  52,300   1,137,954
#   Marvelous, Inc...................................... 196,300   1,420,896
#   Megachips Corp...................................... 107,400     933,921
*   Meiko Electronics Co., Ltd.......................... 111,800     268,421
    Melco Holdings, Inc.................................  75,500   1,322,076
#   Micronics Japan Co., Ltd............................ 167,000   1,570,540
    Mimasu Semiconductor Industry Co., Ltd..............  92,281     803,006
    Miraial Co., Ltd....................................  29,800     232,110
    Miroku Jyoho Service Co., Ltd.......................  96,700     706,449
    Mitsubishi Research Institute, Inc..................  32,600     973,634
    Mitsui High-Tec, Inc................................ 139,000     711,424
#   Mitsumi Electric Co., Ltd........................... 405,400   1,928,403
    MTI, Ltd............................................ 168,800   1,033,242
    Mutoh Holdings Co., Ltd............................. 126,000     260,788
    Nagano Keiki Co., Ltd...............................   5,500      30,487
#   Nakayo, Inc......................................... 390,000   1,120,049
    NEC Networks & System Integration Corp.............. 136,600   2,260,436
    NET One Systems Co., Ltd............................ 525,900   2,959,505
*   New Japan Radio Co., Ltd............................  96,000     367,718
#   Nexyz Corp..........................................  13,500      81,176
    Nichicon Corp....................................... 324,600   2,226,312
    NIFTY Corp..........................................  46,100     425,520
#   Nihon Dempa Kogyo Co., Ltd.......................... 102,700     621,922
#   Nihon Unisys, Ltd................................... 346,175   3,693,522
#   Nippon Ceramic Co., Ltd.............................  62,200     948,201
#   Nippon Chemi-Con Corp............................... 950,000   1,472,724
#   Nippon Kodoshi Corp.................................  25,000     196,671

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Information Technology -- (Continued)
    Nippon Signal Co., Ltd..............................   310,600 $2,982,291
    Nippon Systemware Co., Ltd..........................    29,400    221,183
    Nohmi Bosai, Ltd....................................   132,600  1,541,949
    Noritsu Koki Co., Ltd...............................    76,800    349,358
    NS Solutions Corp...................................   131,800  2,988,136
#   NSD Co., Ltd........................................   155,080  2,254,581
    Nuflare Technology, Inc.............................    18,500    899,298
#   Ohara, Inc..........................................    47,600    221,910
#   Oizumi Corp.........................................    28,500    145,101
    Okaya Electric Industries Co., Ltd..................    73,000    239,738
#   Oki Electric Industry Co., Ltd...................... 4,751,000  5,298,151
#   ONO Sokki Co., Ltd..................................    58,400    364,343
#   Optex Co., Ltd......................................    63,900  1,608,607
#   Origin Electric Co., Ltd............................   173,000    419,438
#   Osaki Electric Co., Ltd.............................   168,000    848,038
    Panasonic Industrial Devices SUNX Co., Ltd..........   111,600    579,613
    PCA Corp............................................     2,500     30,647
    Poletowin Pitcrew Holdings, Inc.....................    18,300    161,073
    Riken Keiki Co., Ltd................................    76,100    764,109
    Riso Kagaku Corp....................................   179,500  2,479,718
    Roland DG Corp......................................    49,900    989,707
    Ryoden Trading Co., Ltd.............................   174,000  1,082,513
    Ryosan Co., Ltd.....................................   184,300  4,991,729
    Ryoyo Electro Corp..................................   104,300  1,033,668
#   Sanken Electric Co., Ltd............................   673,000  2,130,261
    Sanshin Electronics Co., Ltd........................   149,900  1,450,953
    Satori Electric Co., Ltd............................    85,880    510,892
#   Saxa Holdings, Inc..................................   298,000    483,094
    SCREEN Holdings Co., Ltd............................   980,000  7,626,653
    Shibaura Electronics Co., Ltd.......................    26,200    363,009
#   Shibaura Mechatronics Corp..........................   200,000    364,809
    Shindengen Electric Manufacturing Co., Ltd..........   433,000  1,562,268
#*  Shinkawa, Ltd.......................................    57,300    256,104
    Shinko Electric Industries Co., Ltd.................   427,400  2,616,334
    Shinko Shoji Co., Ltd...............................   121,700  1,237,598
    Shizuki Electric Co., Inc...........................   100,000    469,511
#   Siix Corp...........................................    92,900  2,688,149
    SMK Corp............................................   360,000  1,772,941
    SMS Co., Ltd........................................   150,200  2,931,421
    Softbank Technology Corp............................    29,000    305,120
*   Softbrain Co., Ltd..................................   161,300    222,450
    Softcreate Holdings Corp............................     4,000     30,464
    Sourcenext Corp.....................................    17,500     77,918
    SRA Holdings........................................    47,500  1,114,168
    Sumco Corp..........................................    10,400     70,235
#   Sumida Corp.........................................   107,549    584,783
    Sun-Wa Technos Corp.................................    35,100    249,090
    Systena Corp........................................   116,600  1,515,191
    Tabuchi Electric Co., Ltd...........................   145,100    824,058
    Tachibana Eletech Co., Ltd..........................    83,160    823,132
    Taiyo Yuden Co., Ltd................................   642,700  7,439,918
    Tamura Corp.........................................   447,000  1,177,810
    Teikoku Tsushin Kogyo Co., Ltd......................   198,000    308,718

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
    TKC Corp............................................   104,700 $  2,552,266
#   Toko, Inc...........................................   208,000      666,498
#   Tokyo Electron Device, Ltd..........................    37,200      487,593
    Tokyo Seimitsu Co., Ltd.............................   231,900    4,974,716
    Tomen Devices Corp..................................     2,400       37,733
    Topcon Corp.........................................   140,000    1,986,348
    Tose Co., Ltd.......................................    22,100      130,290
#   Toshiba TEC Corp....................................   595,000    1,915,049
    Toukei Computer Co., Ltd............................    22,710      398,865
    Towa Corp...........................................   124,500      715,487
    Toyo Corp...........................................   131,600    1,215,404
    Transcosmos, Inc....................................   152,100    3,761,873
    UKC Holdings Corp...................................    64,900    1,356,512
    Ulvac, Inc..........................................   249,600    6,358,579
#   Uniden Holdings Corp................................   366,000      373,196
#*  UT Group Co., Ltd...................................   189,500      851,148
#   V Technology Co., Ltd...............................     2,600       85,730
#   Vitec Holdings Co., Ltd.............................    36,200      355,624
#   Wacom Co., Ltd......................................   907,100    3,451,213
    Wellnet Corp........................................    19,100      524,233
    Y A C Co., Ltd......................................    31,000      217,589
    Yamaichi Electronics Co., Ltd.......................   120,500      761,046
    Yashima Denki Co., Ltd..............................    25,600      117,562
    Yokowo Co., Ltd.....................................    86,200      467,621
    Zappallas, Inc......................................    55,900      198,019
    Zuken, Inc..........................................    64,400      608,241
                                                                   ------------
Total Information Technology............................            287,995,381
                                                                   ------------
Materials -- (10.4%)
    Achilles Corp.......................................   909,000    1,099,901
    ADEKA Corp..........................................   523,000    7,125,761
    Agro-Kanesho Co., Ltd...............................    31,900      246,778
    Aichi Steel Corp....................................   654,000    2,528,462
    Alconix Corp........................................    50,900      613,177
    Arakawa Chemical Industries, Ltd....................    86,300      812,348
    Araya Industrial Co., Ltd...........................   268,000      300,954
    Asahi Holdings, Inc.................................   155,550    2,262,961
    Asahi Organic Chemicals Industry Co., Ltd...........   412,000      726,438
    Asahi Printing Co., Ltd.............................       800       13,761
    Asia Pile Holdings Corp.............................    15,700       64,724
    C Uyemura & Co., Ltd................................    23,100      915,529
#   Carlit Holdings Co., Ltd............................    71,700      311,881
#   Chuetsu Pulp & Paper Co., Ltd.......................   552,000      899,955
*   Chugai Mining Co., Ltd.............................. 1,012,400      184,515
    Chugoku Marine Paints, Ltd..........................   345,000    2,402,781
    Dai Nippon Toryo Co., Ltd...........................   740,000    1,423,816
    Daido Steel Co., Ltd................................   757,000    3,147,163
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd...............    17,600      619,641
    Daiken Corp.........................................   390,000      941,926
    Daiki Aluminium Industry Co., Ltd...................   153,000      381,465
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd...............................................   408,000    1,697,200
#   Daio Paper Corp.....................................   497,300    4,431,972
    DC Co., Ltd.........................................   110,700      285,033

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Materials -- (Continued)
    Denka Co., Ltd...................................... 1,753,000 $7,769,025
#   DKS Co., Ltd........................................   207,000    619,920
    Dowa Holdings Co., Ltd..............................    16,000    108,513
    Dynapac Co., Ltd....................................    25,000     50,670
    FP Corp.............................................   148,000  5,398,390
    Fuji Seal International, Inc........................   132,100  3,991,575
    Fujikura Kasei Co., Ltd.............................   145,500    654,941
    Fujimi, Inc.........................................    91,800  1,172,897
    Fujimori Kogyo Co., Ltd.............................    75,000  1,801,836
#   Fumakilla, Ltd......................................    78,000    407,339
    Fuso Chemical Co., Ltd..............................    39,600    547,808
    Godo Steel, Ltd.....................................   874,000  1,651,863
    Gun-Ei Chemical Industry Co., Ltd...................   286,000    735,767
    Harima Chemicals Group, Inc.........................    73,300    354,284
    Hodogaya Chemical Co., Ltd..........................   339,000    593,596
    Hokkan Holdings, Ltd................................   275,000    694,489
    Hokko Chemical Industry Co., Ltd....................   104,000    318,813
#   Hokuetsu Kishu Paper Co., Ltd.......................   857,799  5,204,921
    Honshu Chemical Industry Co., Ltd...................    14,000    100,966
#   Ihara Chemical Industry Co., Ltd....................   199,100  2,433,305
    Ise Chemicals Corp..................................    81,000    368,013
*   Ishihara Sangyo Kaisha, Ltd......................... 1,911,500  1,442,329
#*  Ishizuka Glass Co., Ltd.............................   119,000    220,534
    Japan Pure Chemical Co., Ltd........................     1,600     27,990
    JCU Corp............................................    27,700    895,635
    JSP Corp............................................    71,600  1,388,340
    Kanto Denka Kogyo Co., Ltd..........................   250,000  1,927,794
    Katakura & Co-op Agri Corp..........................    39,000     73,468
    Kawakin Holdings Co., Ltd...........................    11,000     24,014
#   Kawasaki Kasei Chemicals, Ltd.......................    48,000     62,605
    Kimoto Co., Ltd.....................................   228,000    437,400
    Koatsu Gas Kogyo Co., Ltd...........................   158,493    781,421
#   Kogi Corp...........................................    55,000     78,576
    Kohsoku Corp........................................    60,200    494,933
    Konishi Co., Ltd....................................    89,700  1,809,233
    Krosaki Harima Corp.................................   270,000    572,123
    Kumiai Chemical Industry Co., Ltd...................    10,700    117,547
#   Kureha Corp.........................................   764,500  2,700,952
    Kurimoto, Ltd.......................................   615,000  1,103,415
    Kyoei Steel, Ltd....................................   106,200  1,849,793
    Kyowa Leather Cloth Co., Ltd........................    43,500    316,706
    Lintec Corp.........................................   286,700  5,814,713
#   MEC Co., Ltd........................................    95,800    610,133
    Mitani Sekisan Co., Ltd.............................    24,000    306,623
*   Mitsubishi Paper Mills, Ltd......................... 1,679,000  1,159,151
    Mitsubishi Steel Manufacturing Co., Ltd.............   849,000  1,493,069
    Mitsui Mining & Smelting Co., Ltd................... 3,568,000  5,655,180
#   MORESCO Corp........................................    39,700    515,201
    Mory Industries, Inc................................   152,000    393,248
*   Nakayama Steel Works, Ltd...........................   845,000    465,727
    Neturen Co., Ltd....................................   166,900  1,253,211
#*  New Japan Chemical Co., Ltd.........................   182,300    226,702
    Nichia Steel Works, Ltd.............................   164,900    375,553

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Materials -- (Continued)
    Nihon Kagaku Sangyo Co., Ltd........................    71,000 $   487,339
#   Nihon Nohyaku Co., Ltd..............................   260,400   1,594,527
    Nihon Parkerizing Co., Ltd..........................   553,500   5,251,129
    Nihon Yamamura Glass Co., Ltd.......................   489,000     695,011
    Nippon Carbide Industries Co., Inc..................   434,000     486,422
    Nippon Chemical Industrial Co., Ltd.................   477,000     947,712
    Nippon Chutetsukan K.K..............................   113,000     143,681
#   Nippon Concrete Industries Co., Ltd.................   203,100     554,300
*   Nippon Denko Co., Ltd...............................   673,414   1,086,167
    Nippon Fine Chemical Co., Ltd.......................    81,000     532,877
#   Nippon Kasei Chemical Co., Ltd......................   192,000     190,392
    Nippon Kayaku Co., Ltd..............................   540,000   5,785,382
#*  Nippon Kinzoku Co., Ltd.............................   293,000     275,575
#   Nippon Koshuha Steel Co., Ltd.......................   460,000     311,543
    Nippon Light Metal Holdings Co., Ltd................ 3,065,900   5,308,916
#   Nippon Paper Industries Co., Ltd....................   264,400   4,247,379
    Nippon Pillar Packing Co., Ltd......................   116,800     902,704
#   Nippon Soda Co., Ltd................................   827,000   4,455,163
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..   287,000   2,001,901
    Nippon Valqua Industries, Ltd.......................   489,000   1,197,932
#*  Nippon Yakin Kogyo Co., Ltd.........................   831,300     856,844
    Nisshin Steel Co., Ltd..............................   582,592   5,541,406
#   Nitta Gelatin, Inc..................................    37,900     215,696
    Nittetsu Mining Co., Ltd............................   344,000   1,329,526
#   Nitto FC Co., Ltd...................................    63,800     446,973
    NOF Corp............................................   870,000   6,182,688
#   Okamoto Industries, Inc.............................   405,000   3,325,377
    Okura Industrial Co., Ltd...........................   284,000     736,122
    Osaka Organic Chemical Industry, Ltd................    66,000     364,426
#   Osaka Soda Co., Ltd.................................   424,000   1,627,565
    Osaka Steel Co., Ltd................................    83,300   1,469,527
#   OSAKA Titanium Technologies Co., Ltd................   113,100   1,848,999
#*  Pacific Metals Co., Ltd.............................   924,000   2,274,943
    Pack Corp. (The)....................................    79,600   1,614,735
#*  Rasa Industries, Ltd................................   480,000     469,670
#   Rengo Co., Ltd...................................... 1,261,000   5,413,165
    Riken Technos Corp..................................   212,600     673,031
    Sakai Chemical Industry Co., Ltd....................   570,000   1,761,638
    Sakata INX Corp.....................................   235,200   2,242,100
    Sanyo Chemical Industries, Ltd......................   349,000   2,709,664
    Sanyo Special Steel Co., Ltd........................   650,300   3,164,888
    Sekisui Plastics Co., Ltd...........................   268,000     872,052
    Shikoku Chemicals Corp..............................   225,000   1,933,022
    Shin-Etsu Polymer Co., Ltd..........................   190,300   1,054,688
    Shinagawa Refractories Co., Ltd.....................   250,000     508,559
#   Shinko Wire Co., Ltd................................   184,000     236,750
#   Showa Denko KK...................................... 3,688,000   4,041,127
    Stella Chemifa Corp.................................    54,300     939,504
    Sumitomo Bakelite Co., Ltd.......................... 1,163,000   4,430,217
    Sumitomo Osaka Cement Co., Ltd...................... 2,493,000  10,161,674
    Sumitomo Seika Chemicals Co., Ltd...................   279,000   1,616,204
    T Hasegawa Co., Ltd.................................   130,600   1,713,217
#   T&K Toka Co., Ltd...................................    78,800     673,259

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
#   Taisei Lamick Co., Ltd..............................    28,800 $    723,280
    Taiyo Holdings Co., Ltd.............................   102,100    3,444,586
    Takasago International Corp.........................    87,200    1,933,616
    Takiron Co., Ltd....................................   295,000    1,439,572
*   Tanaka Chemical Corp................................     5,100       39,129
    Tayca Corp..........................................   164,000      752,839
    Tenma Corp..........................................    79,600    1,465,679
    Toagosei Co., Ltd...................................   658,000    5,498,921
#   Toda Kogyo Corp.....................................   219,000      510,708
*   Toho Titanium Co., Ltd..............................     7,600       58,622
    Toho Zinc Co., Ltd..................................   800,000    1,620,760
    Tokai Carbon Co., Ltd............................... 1,289,000    3,500,038
    Tokushu Tokai Paper Co., Ltd........................   564,580    1,615,954
#*  Tokuyama Corp....................................... 2,159,000    4,268,217
    Tokyo Ohka Kogyo Co., Ltd...........................   149,200    4,662,357
#*  Tokyo Rope Manufacturing Co., Ltd...................   688,000      947,149
#   Tokyo Steel Manufacturing Co., Ltd..................   652,000    4,608,365
    Tokyo Tekko Co., Ltd................................   251,000    1,054,544
#   Tomoegawa Co., Ltd..................................   125,000      224,719
#   Tomoku Co., Ltd.....................................   335,000      705,017
    Topy Industries, Ltd................................ 1,142,000    2,276,608
#   Toyo Ink SC Holdings Co., Ltd....................... 1,157,000    4,359,163
    Toyo Kohan Co., Ltd.................................   286,000      926,784
    Toyobo Co., Ltd..................................... 5,688,000    7,477,472
    TYK Corp............................................   138,000      211,141
#   UACJ Corp........................................... 1,486,415    3,240,648
    Ube Industries, Ltd................................. 5,257,000   10,238,989
    Wood One Co., Ltd...................................   164,000      330,098
    Yamato Kogyo Co., Ltd...............................   134,800    3,191,516
    Yodogawa Steel Works, Ltd...........................   144,700    2,680,328
    Yotai Refractories Co., Ltd.........................     8,000       20,533
    Yuki Gosei Kogyo Co., Ltd...........................    64,000      138,294
    Yushiro Chemical Industry Co., Ltd..................    61,400      679,181
    Zeon Corp...........................................   224,000    1,510,861
                                                                   ------------
Total Materials.........................................            288,271,388
                                                                   ------------
Telecommunication Services -- (0.0%)
    Okinawa Cellular Telephone Co.......................    43,200    1,102,587
                                                                   ------------
Utilities -- (0.5%)
    Hiroshima Gas Co., Ltd..............................    30,000      103,211
*   Hokkaido Electric Power Co., Inc....................   330,100    3,075,603
#   Hokkaido Gas Co., Ltd...............................   268,000      616,964
    Hokuriku Gas Co., Ltd...............................    99,000      233,458
    K&O Energy Group, Inc...............................    75,300      964,879
    Okinawa Electric Power Co., Inc. (The)..............   140,956    3,439,600
    Saibu Gas Co., Ltd.................................. 1,831,000    4,035,655
    Shizuoka Gas Co., Ltd...............................   298,400    1,966,419

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
Utilities -- (Continued)
     Toell Co., Ltd......................................      6,700 $       38,177
                                                                     --------------
Total Utilities..........................................                14,473,966
                                                                     --------------
TOTAL COMMON STOCKS......................................             2,513,738,903
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@ DFA Short Term Investment Fund...................... 21,780,486    252,000,218
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,662,450,775)^^....            $2,765,739,121
                                                                     ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  523,935,050   --    $  523,935,050
     Consumer Staples...........   --       248,678,001   --       248,678,001
     Energy.....................   --        23,496,387   --        23,496,387
     Financials.................   --       298,738,524   --       298,738,524
     Health Care................   --       126,957,817   --       126,957,817
     Industrials................   --       700,089,802   --       700,089,802
     Information Technology.....   --       287,995,381   --       287,995,381
     Materials..................   --       288,271,388   --       288,271,388
     Telecommunication Services.   --         1,102,587   --         1,102,587
     Utilities..................   --        14,473,966   --        14,473,966
  Securities Lending Collateral.   --       252,000,218   --       252,000,218
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,765,739,121   --    $2,765,739,121
                                   ==    ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (79.2%)

AUSTRALIA -- (41.6%)
*   AAT Corp., Ltd......................................         99 $        --
#   Acrux, Ltd..........................................    660,428     330,455
    Adelaide Brighton, Ltd..............................  3,668,074  12,392,611
*   Aditya Birla Minerals, Ltd..........................    630,320      85,791
*   AED Oil, Ltd........................................    363,401          --
#   Ainsworth Game Technology, Ltd......................    784,170   1,242,812
#*  AJ Lucas Group, Ltd.................................    152,343      39,132
#*  Alkane Resources, Ltd...............................  1,219,715     177,339
#   ALS, Ltd............................................  1,315,878   3,120,118
    Altium, Ltd.........................................    222,654     783,376
    Altona Mining, Ltd..................................  1,108,169      78,327
#   Alumina, Ltd........................................  7,877,859   5,896,708
    AMA Group, Ltd......................................     18,658      12,238
    Ansell, Ltd.........................................    541,558   7,783,130
*   Antares Energy, Ltd.................................    199,346      22,925
#   AP Eagers, Ltd......................................    234,655   1,976,090
*   APN News & Media, Ltd...............................  4,904,331   1,814,622
#*  Aquarius Platinum, Ltd..............................  4,962,517     864,256
#   ARB Corp., Ltd......................................    472,048   5,148,766
    Ardent Leisure Group................................    182,034     267,000
#   Aristocrat Leisure, Ltd.............................  1,582,083  11,626,039
#*  Arrium, Ltd......................................... 17,951,296     850,081
    Asaleo Care, Ltd....................................     59,044      65,645
#*  ASG Group, Ltd......................................    898,212     735,631
*   Atlantic, Ltd.......................................     21,276         494
*   Atlas Iron, Ltd.....................................  5,890,007      67,749
#   AUB Group, Ltd......................................    255,206   1,549,479
#   Ausdrill, Ltd.......................................  1,723,145     287,604
#*  Ausenco, Ltd........................................    448,418      81,826
    Austal, Ltd.........................................  1,148,615   1,075,286
*   Austin Engineering, Ltd.............................    421,804      50,772
*   Australian Agricultural Co., Ltd....................  2,385,475   2,276,502
    Australian Pharmaceutical Industries, Ltd...........  2,403,274   3,585,106
*   Australian Vintage, Ltd.............................  3,979,004   1,070,888
    Auswide Bank, Ltd...................................     88,869     332,990
    Automotive Holdings Group, Ltd......................  1,464,387   4,539,774
*   Avanco Resources, Ltd...............................  2,444,368     101,091
    Aveo Group..........................................    403,174     857,540
    AVJennings, Ltd.....................................  7,051,385   2,694,340
#*  AWE, Ltd............................................  3,356,993   1,253,600
#*  Bandanna Energy, Ltd................................    337,935       3,767
#   Bank of Queensland, Ltd.............................    144,045   1,349,313
#*  BC Iron, Ltd........................................    910,806      52,159
#   Beach Energy, Ltd...................................  9,263,063   2,519,800
#   Beadell Resources, Ltd..............................  2,424,377     265,732
#   Bega Cheese, Ltd....................................    514,153   2,594,508
    Bellamy's Australia, Ltd............................    124,032   1,220,369
#*  Billabong International, Ltd........................    756,968     874,021
#   Blackmores, Ltd.....................................     81,784  11,150,830
    BlueScope Steel, Ltd................................  2,315,186   7,746,504
#*  Boart Longyear, Ltd.................................  2,658,836      94,372

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
*   Boom Logistics, Ltd.................................    986,820 $    58,458
    Boral, Ltd..........................................  1,796,880   7,210,329
#*  Bradken, Ltd........................................  1,242,062     390,063
#   Breville Group, Ltd.................................    765,489   3,322,570
    Brickworks, Ltd.....................................    228,958   2,471,915
*   Broadspectrum, Ltd..................................  3,089,111   2,669,137
    BT Investment Management, Ltd.......................    580,053   4,436,357
#*  Buccaneer Energy, Ltd...............................  3,283,586         328
    Burson Group, Ltd...................................    174,500     521,393
#*  Buru Energy, Ltd....................................    316,943      49,582
#   Cabcharge Australia, Ltd............................    863,423   1,924,976
*   Cape Lambert Resources, Ltd.........................    726,958       8,888
    Capitol Health, Ltd.................................    164,543      24,138
*   Capral, Ltd.........................................     58,499       3,899
#   Cardno, Ltd.........................................    817,602     549,650
*   Carnarvon Petroleum, Ltd............................  5,095,141     302,075
*   Carnegie Wave Energy, Ltd...........................    563,165      17,206
#   carsales.com, Ltd...................................  1,702,940  14,391,064
#   Cash Converters International, Ltd..................  2,245,870     837,023
*   CDS Technologies, Ltd...............................     13,276          --
#   Cedar Woods Properties, Ltd.........................    323,002   1,010,311
    Challenger, Ltd.....................................    768,470   4,373,669
*   ChemGenex Pharmaceuticals, Ltd......................    115,291          --
    Cleanaway Waste Management, Ltd..................... 10,319,019   5,420,492
#*  Clinuvel Pharmaceuticals, Ltd.......................     46,902      98,832
    Cochlear, Ltd.......................................     10,800     723,869
    Codan, Ltd..........................................    400,153     170,507
*   Coffey International, Ltd...........................    198,864      59,817
#   Collection House, Ltd...............................  2,021,422   2,239,428
    Collins Foods, Ltd..................................    289,927   1,074,191
*   Cooper Energy, Ltd..................................    336,842      36,078
#   Corporate Travel Management, Ltd....................    215,271   1,835,253
    Coventry Group, Ltd.................................    144,778     128,082
#   Cover-More Group, Ltd...............................    169,860     240,409
#   Credit Corp. Group, Ltd.............................    109,777     880,057
#   CSG, Ltd............................................    848,751   1,048,049
    CSR, Ltd............................................  3,350,138   6,118,401
#*  Cudeco, Ltd.........................................    387,893     219,625
*   Cue Energy Resources, Ltd...........................  1,378,665      48,236
    Data#3, Ltd.........................................    556,711     468,836
    Decmil Group, Ltd...................................    867,988     620,097
*   Devine, Ltd.........................................    425,098     201,443
#   Dick Smith Holdings, Ltd............................     91,564      23,006
    Domino's Pizza Enterprises, Ltd.....................    286,872  12,318,117
    Downer EDI, Ltd.....................................  2,910,872   6,517,035
#*  Drillsearch Energy, Ltd.............................  3,348,007   1,182,613
    DuluxGroup, Ltd.....................................  3,101,823  14,375,342
    DWS, Ltd............................................    395,621     288,976
#*  Elders, Ltd.........................................    220,688     736,891
*   Emeco Holdings, Ltd.................................  2,411,452      66,857
#*  Energy Resources of Australia, Ltd..................  1,156,799     283,671
#*  Energy World Corp., Ltd.............................  4,185,404     638,604
*   Enero Group, Ltd....................................     12,387       7,055

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    EQT Holdings, Ltd...................................     18,342 $   246,650
#   ERM Power, Ltd......................................    783,474     811,961
    Ethane Pipeline Income Fund.........................    190,260     182,977
    Euroz, Ltd..........................................    101,762      52,741
    Event Hospitality and Entertainment, Ltd............    466,519   5,030,814
#   Evolution Mining, Ltd...............................  3,843,634   3,969,547
    Fairfax Media, Ltd.................................. 14,257,034   9,045,888
    Fantastic Holdings, Ltd.............................    326,291     447,306
*   FAR, Ltd............................................  4,929,255     260,102
    Finbar Group, Ltd...................................    139,365      98,935
#*  Fleetwood Corp., Ltd................................    394,575     330,067
#   FlexiGroup, Ltd.....................................    890,061   1,792,506
#   Flight Centre Travel Group, Ltd.....................    111,888   3,126,847
#*  Focus Minerals, Ltd.................................     86,022      21,391
#   G8 Education, Ltd...................................  1,009,696   2,598,627
    Gazal Corp., Ltd....................................     22,520      39,526
    GBST Holdings, Ltd..................................      5,512      16,786
    Genworth Mortgage Insurance Australia, Ltd..........    146,402     271,621
*   Global Construction Services, Ltd...................      4,832       1,609
#   GrainCorp, Ltd. Class A.............................  1,251,687   7,634,347
    Grange Resources, Ltd...............................  1,724,297     106,308
#   Greencross, Ltd.....................................    114,296     586,448
#   GUD Holdings, Ltd...................................    811,568   3,777,555
#   GWA Group, Ltd......................................  1,861,904   2,686,995
    Hansen Technologies, Ltd............................    117,366     307,182
#   Harvey Norman Holdings, Ltd.........................  1,047,603   3,340,549
    Healthscope, Ltd....................................    840,305   1,328,359
    HFA Holdings, Ltd...................................    310,766     592,007
*   Hillgrove Resources, Ltd............................    163,217      17,317
    Hills, Ltd..........................................  1,277,876     194,328
*   Horizon Oil, Ltd....................................  6,691,326     340,105
*   IDM International, Ltd..............................     23,969          --
    Iluka Resources, Ltd................................    900,134   3,531,634
*   Imdex, Ltd..........................................  1,225,370     173,051
#   IMF Bentham, Ltd....................................    700,765     570,374
    Independence Group NL...............................  1,789,170   2,835,876
#*  Infigen Energy......................................  2,021,774     681,483
#   Infomedia, Ltd......................................  2,051,811   1,086,907
    Integrated Research, Ltd............................    327,026     500,768
*   Invitrocue, Ltd.....................................          9           1
#   InvoCare, Ltd.......................................    901,024   7,649,272
#   IOOF Holdings, Ltd..................................  1,900,338  11,153,971
#   IRESS, Ltd..........................................  1,073,207   7,390,593
#*  iSelect, Ltd........................................     84,375      53,687
    iSentia Group, Ltd..................................     75,391     246,682
#   JB Hi-Fi, Ltd.......................................    836,109  14,017,755
*   Jupiter Mines, Ltd..................................    405,443      28,121
    K&S Corp., Ltd......................................    263,388     227,218
#*  Karoon Gas Australia, Ltd...........................    738,066     849,581
#*  Kingsgate Consolidated, Ltd.........................  1,717,937     274,120
#*  Kingsrose Mining, Ltd...............................    760,046     119,829
*   Lednium, Ltd........................................    195,019          --
#*  Lonestar Resources, Ltd.............................     22,323      71,331

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
#*  Lynas Corp., Ltd.................................... 3,390,978 $   230,807
#   M2 Group, Ltd....................................... 1,294,182  11,680,238
    MACA, Ltd...........................................   683,733     340,326
*   Macmahon Holdings, Ltd.............................. 6,319,933     401,334
    Macquarie Atlas Roads Group.........................   565,764   1,732,171
    Macquarie Telecom Group, Ltd........................     5,656      33,369
    Magellan Financial Group, Ltd.......................   466,192   7,641,786
    Mantra Group, Ltd...................................   167,071     576,938
    Matrix Composites & Engineering, Ltd................    91,569      29,975
*   Maverick Drilling & Exploration, Ltd................   437,326      18,460
#   MaxiTRANS Industries, Ltd...........................   915,613     305,781
#*  Mayne Pharma Group, Ltd............................. 3,767,830   3,531,602
    McMillan Shakespeare, Ltd...........................   427,034   3,886,693
    McPherson's, Ltd....................................   521,014     255,493
*   Medusa Mining, Ltd.................................. 1,179,362     317,376
#   Melbourne IT, Ltd...................................   441,811     672,503
#*  Mesoblast, Ltd......................................    99,585     108,517
    Metals X, Ltd.......................................   370,222     261,863
#*  Metcash, Ltd........................................ 4,871,384   6,117,005
#   Mincor Resources NL................................. 1,067,643     106,415
#*  Mineral Deposits, Ltd...............................   466,063      69,503
#   Mineral Resources, Ltd.............................. 1,168,088   3,121,775
#   MMA Offshore, Ltd................................... 2,189,075     514,868
#   Monadelphous Group, Ltd.............................   687,485   3,075,649
*   Morning Star Gold NL................................   332,749       4,851
#   Mortgage Choice, Ltd................................   680,426     860,917
#*  Mount Gibson Iron, Ltd.............................. 4,484,844     591,338
#   Myer Holdings, Ltd.................................. 5,669,367   4,209,324
    MyState, Ltd........................................   169,107     547,326
#   Navitas, Ltd........................................ 1,440,089   4,802,275
#*  Nearmap, Ltd........................................ 1,029,484     277,825
*   NetComm Wireless, Ltd...............................     9,274      15,671
    New Hope Corp., Ltd.................................   165,508     195,130
*   Newsat, Ltd......................................... 1,680,867      25,696
*   NEXTDC, Ltd.........................................    36,489      65,094
    nib holdings, Ltd................................... 2,713,689   6,920,104
    Nick Scali, Ltd.....................................   165,818     476,390
#   Nine Entertainment Co. Holdings, Ltd................    81,791      96,872
#*  Noble Mineral Resources, Ltd........................     8,114          --
#   Northern Star Resources, Ltd........................ 4,806,957  10,135,181
#*  NRW Holdings, Ltd................................... 1,867,109      65,113
    Nufarm, Ltd......................................... 1,141,199   5,597,594
*   OM Holdings, Ltd....................................    29,193       1,469
#*  Orocobre, Ltd.......................................   389,899     694,374
    Orora, Ltd.......................................... 2,944,983   4,598,580
#   OrotonGroup, Ltd....................................   131,885     214,402
    Otto Energy, Ltd.................................... 1,215,012      18,117
    OZ Minerals, Ltd.................................... 2,198,276   6,013,131
    OzForex Group, Ltd..................................   529,225   1,176,463
#*  Pacific Brands, Ltd................................. 6,093,285   3,509,648
#   Pacific Current Group, Ltd..........................    19,287      93,637
    Pact Group Holdings, Ltd............................   211,027     751,075
#*  Paladin Energy, Ltd................................. 9,407,049   1,411,196

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
    Panoramic Resources, Ltd............................ 1,781,726 $   104,789
    Patties Foods, Ltd..................................    42,099      34,001
#   Peet, Ltd........................................... 1,645,757   1,227,289
*   Peninsula Energy, Ltd...............................   209,095     136,449
#   Perpetual, Ltd......................................   356,426  10,521,510
#*  Perseus Mining, Ltd................................. 3,040,420     595,817
    Platinum Asset Management, Ltd......................   238,279   1,103,031
*   Platinum Australia, Ltd............................. 1,442,661          --
*   Pluton Resources, Ltd...............................    20,710          38
    PMP, Ltd............................................ 2,327,074     756,007
    Premier Investments, Ltd............................   556,867   5,236,051
*   Prima Biomed, Ltd................................... 1,409,121      46,225
#   Primary Health Care, Ltd............................ 3,292,878   5,803,305
    Prime Media Group, Ltd.............................. 2,031,951     702,332
#   Programmed Maintenance Services, Ltd................ 1,525,125   2,190,240
    Qantas Airways, Ltd................................. 2,834,750   7,882,896
#   Qube Holdings, Ltd.................................. 1,827,542   2,983,788
*   Quickstep Holdings, Ltd.............................   159,133      15,898
*   Ramelius Resources, Ltd.............................   834,228     156,190
#   RCG Corp., Ltd......................................   210,640     237,996
    RCR Tomlinson, Ltd.................................. 1,055,209   1,357,901
#   Reckon, Ltd.........................................   356,227     527,548
*   Red 5, Ltd..........................................     9,022         366
#   Reece, Ltd..........................................   231,441   5,297,598
    Regis Healthcare, Ltd...............................   132,754     545,759
#   Regis Resources, Ltd................................ 2,504,810   4,200,093
#   Reject Shop, Ltd. (The).............................   234,444   1,749,618
#*  Resolute Mining, Ltd................................ 3,987,672     920,042
#   Retail Food Group, Ltd..............................   963,016   3,107,064
    Ridley Corp., Ltd................................... 1,331,622   1,398,660
*   RiverCity Motorway Group............................ 1,563,354          --
*   RungePincockMinarco, Ltd............................    30,702      10,283
    Ruralco Holdings, Ltd...............................   115,893     270,846
    SAI Global, Ltd..................................... 1,545,041   4,472,861
#*  Salmat, Ltd.........................................   645,788     298,766
*   Samson Oil & Gas, Ltd............................... 2,777,786       7,994
    Sandfire Resources NL...............................   570,890   2,067,323
*   Saracen Mineral Holdings, Ltd....................... 5,111,505   2,595,395
    Schaffer Corp., Ltd.................................    11,899      41,504
    Sedgman, Ltd........................................   452,719     345,740
#   Seek, Ltd...........................................    54,987     572,453
#   Select Harvests, Ltd................................   500,837   1,908,682
*   Senetas Corp., Ltd..................................   131,335      12,275
#*  Senex Energy, Ltd................................... 6,438,932     699,172
    Servcorp, Ltd.......................................   314,917   1,654,920
    Service Stream, Ltd................................. 1,693,203     595,406
#   Seven Group Holdings, Ltd...........................   559,015   1,894,317
#   Seven West Media, Ltd............................... 7,785,820   4,637,119
    Seymour Whyte, Ltd..................................     8,690       5,274
    SG Fleet Group, Ltd.................................    29,714      78,789
    Shine Corporate, Ltd................................    15,573       5,921
    Sigma Pharmaceuticals, Ltd.......................... 7,230,980   4,254,960
#*  Silex Systems, Ltd..................................   511,695     138,906

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
#   Silver Chef, Ltd...................................     89,203 $    548,307
#*  Silver Lake Resources, Ltd.........................  2,755,624      445,923
#   Sims Metal Management, Ltd.........................  1,382,214    6,743,295
    Sirtex Medical, Ltd................................    412,322   11,126,841
#   Slater & Gordon, Ltd...............................  2,016,208      874,676
#   SMS Management & Technology, Ltd...................    575,318      986,446
    Southern Cross Media Group, Ltd....................  3,756,073    3,030,229
#   Spark Infrastructure Group......................... 11,913,246   16,842,183
*   Specialty Fashion Group, Ltd.......................    786,397      285,864
    Spotless Group Holdings, Ltd.......................  1,566,487    1,170,312
#*  St Barbara, Ltd....................................  2,723,173    2,848,443
    Star Entertainment Grp, Ltd. (The).................  4,207,608   16,241,087
#   Steadfast Group, Ltd...............................    668,800      695,876
*   Strike Energy, Ltd.................................  1,471,668      121,052
#   STW Communications Group, Ltd......................  2,447,007    1,321,849
#*  Sundance Energy Australia, Ltd.....................  2,512,257      216,999
#*  Sundance Resources, Ltd............................  8,756,539       43,797
    Sunland Group, Ltd.................................    729,757      826,507
#   Super Retail Group, Ltd............................  1,280,749    9,361,516
    Tabcorp Holdings, Ltd..............................  3,586,818   11,791,515
#*  Tap Oil, Ltd.......................................  1,408,672      104,805
    Tassal Group, Ltd..................................    901,018    3,088,462
    Technology One, Ltd................................  1,645,166    5,555,085
#*  Ten Network Holdings, Ltd..........................  1,289,362    1,106,303
#   TFS Corp., Ltd.....................................  1,822,227    1,675,536
    Thorn Group, Ltd...................................    568,282      807,276
#*  Tiger Resources, Ltd...............................  9,447,997      344,498
*   Toro Energy, Ltd...................................     70,156        3,079
    Tox Free Solutions, Ltd............................    867,356    1,627,714
    Treasury Wine Estates, Ltd.........................  1,165,441    7,585,290
*   Tribune Resources, Ltd.............................      3,093        7,479
#*  Troy Resources, Ltd................................  1,647,992      262,919
#*  UGL, Ltd...........................................  1,185,950    1,867,256
    UXC, Ltd...........................................  1,872,142    1,607,677
    Veda Group, Ltd....................................    542,481    1,085,518
#   Villa World, Ltd...................................    244,994      353,045
#   Village Roadshow, Ltd..............................    831,506    4,130,774
*   Virgin Australia Holdings, Ltd.(B43DQC7)...........  5,942,525    2,074,871
*   Virgin Australia Holdings, Ltd.()..................  7,648,897           --
#   Virtus Health, Ltd.................................    135,514      614,111
    Vita Group, Ltd....................................     25,352       45,430
#   Vocus Communications, Ltd..........................  1,634,058    9,175,484
#   Watpac, Ltd........................................    760,701      572,366
    Webjet, Ltd........................................    511,180    1,954,995
#   Western Areas, Ltd.................................  1,463,783    1,991,803
#*  White Energy Co., Ltd..............................    643,913       45,827
#*  Whitehaven Coal, Ltd...............................  4,143,411    1,231,972
*   Wollongong Coal, Ltd...............................    119,865          382
#   WorleyParsons, Ltd.................................    481,861    1,182,249
                                                                   ------------
TOTAL AUSTRALIA........................................             625,803,633
                                                                   ------------
CHINA -- (0.1%)
*   China Daye Non-Ferrous Metals Mining, Ltd..........  5,777,837       93,245

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#*  HNA International Investment Holdings, Ltd........... 28,811,065 $1,229,305
    Zhuhai Holdings Investment Group, Ltd................     76,000     12,317
                                                                     ----------
TOTAL CHINA..............................................             1,334,867
                                                                     ----------
HONG KONG -- (20.7%)
    Aeon Credit Service Asia Co., Ltd....................    564,000    377,522
    Aeon Stores Hong Kong Co., Ltd.......................    248,000    233,471
    Agritrade Resources, Ltd.............................  1,295,000    250,249
    Alco Holdings, Ltd...................................  1,426,000    448,175
    Allan International Holdings.........................    698,000    160,731
    Allied Group, Ltd....................................    663,200  2,861,720
#   Allied Properties HK, Ltd............................ 11,945,857  2,039,155
*   Anxian Yuan China Holdings, Ltd......................  3,100,000     43,149
*   Apac Resources, Ltd.................................. 29,587,350    245,305
*   Applied Development Holdings, Ltd....................  2,135,000    108,385
    APT Satellite Holdings, Ltd..........................  2,884,500  2,111,220
    Arts Optical International Hldgs, Ltd................    730,000    262,752
    Asia Financial Holdings, Ltd.........................  2,404,908    871,443
    Asia Satellite Telecommunications Holdings, Ltd......    934,500  1,192,398
    Asia Standard Hotel Group, Ltd....................... 11,437,218  2,013,789
    Asia Standard International Group, Ltd............... 13,041,937  2,062,253
#   ASM Pacific Technology, Ltd..........................    167,500  1,219,603
    Associated International Hotels, Ltd.................    952,000  2,445,854
    Aupu Group Holding Co., Ltd..........................  3,168,000    845,657
*   Auto Italia Holdings.................................  1,900,000     49,330
#*  AVIC Joy Holdings HK, Ltd............................  2,920,000     82,886
*   Bel Global Resources Holdings, Ltd...................  2,576,000         --
    BEP International Holdings, Ltd......................  2,240,000    197,993
*   Bestway International Holdings, Ltd..................    205,000     18,878
#   Bonjour Holdings, Ltd................................ 13,758,600    642,066
    Bossini International Holdings, Ltd..................  3,699,500    193,229
    Bright Smart Securities & Commodities Group, Ltd.....    556,000    149,985
#   Brightoil Petroleum Holdings, Ltd....................  2,373,000    705,388
#*  Brockman Mining, Ltd................................. 22,810,814    325,602
*   Burwill Holdings, Ltd................................ 27,112,960    912,830
    Cafe de Coral Holdings, Ltd..........................  1,964,000  5,406,975
    CEC International Holdings, Ltd......................    516,000     74,709
    Century City International Holdings, Ltd.............  6,235,460    371,302
*   Champion Technology Holdings, Ltd.................... 15,193,089    205,547
    Chen Hsong Holdings..................................  1,212,000    256,845
    Cheuk Nang Holdings, Ltd.............................    623,076    384,782
*   Cheung Wo International Holdings, Ltd................  1,626,000    211,785
    Chevalier International Holdings, Ltd................    820,989  1,203,208
*   China Billion Resources, Ltd.........................  4,876,000         --
*   China Chuanglian Education Group, Ltd................    300,000      5,406
*   China Digicontent Co., Ltd...........................  2,710,000         --
#*  China Energy Development Holdings, Ltd............... 52,140,000    711,868
*   China Environmental Energy Investment, Ltd...........  1,960,000     23,433
    China Flavors & Fragrances Co., Ltd..................    381,028     97,482
*   China Infrastructure Investment, Ltd.................  7,776,000     73,515
    China Metal International Holdings, Inc..............  2,670,000    738,721
#   China Motor Bus Co., Ltd.............................     48,600    443,003
#*  China Public Procurement, Ltd........................    740,000     14,126

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   China Smarter Energy Group Holdings, Ltd...........   5,922,000 $   684,363
*   China Solar Energy Holdings, Ltd...................   1,669,500       7,242
*   China Star Entertainment, Ltd......................   1,850,000     152,071
#*  China Strategic Holdings, Ltd......................  28,316,250     624,396
*   China Ting Group Holdings, Ltd.....................   2,565,151     105,892
    Chinney Investments, Ltd...........................   1,144,000     226,727
#   Chow Sang Sang Holdings International, Ltd.........   2,244,000   3,364,510
    Chu Kong Shipping Enterprise Group Co., Ltd........   2,492,000     696,642
    Chuang's China Investments, Ltd....................   3,700,938     188,898
    Chuang's Consortium International, Ltd.............   5,987,043     690,422
    CITIC Telecom International Holdings, Ltd..........  10,816,125   3,748,452
    CK Life Sciences Int'l Holdings, Inc...............  21,274,000   1,684,482
    CNT Group, Ltd.....................................   8,077,264     275,792
*   COL Capital, Ltd...................................  42,916,800   2,472,047
*   Continental Holdings, Ltd..........................     450,000       5,198
    Convenience Retail Asia, Ltd.......................      42,000      14,101
*   Convoy Financial Holdings, Ltd.....................  10,638,000     450,046
*   CP Lotus Corp......................................  11,880,000     247,950
*   Crocodile Garments.................................     842,000     121,068
#   Cross-Harbour Holdings, Ltd. (The).................     671,520     821,345
    CSI Properties, Ltd................................  35,276,383     962,527
*   CST Mining Group, Ltd.............................. 101,184,000     990,962
#   CW Group Holdings, Ltd.............................   2,030,000     620,229
#   Dah Sing Banking Group, Ltd........................   3,457,116   5,461,499
    Dah Sing Financial Holdings, Ltd...................   1,184,544   5,552,698
    Dan Form Holdings Co., Ltd.........................   3,563,260     527,188
    Dickson Concepts International, Ltd................   1,222,000     359,322
*   Differ Group Holding Co., Ltd......................     472,000      43,524
*   Dragonite International, Ltd.......................      56,000       6,077
    Eagle Nice International Holdings, Ltd.............   1,614,000     396,683
    EcoGreen International Group, Ltd..................   1,322,200     256,412
*   EganaGoldpfeil Holdings, Ltd.......................   4,121,757          --
#   Emperor Capital Group, Ltd.........................  10,767,000     862,399
    Emperor Entertainment Hotel, Ltd...................   4,360,000     778,688
    Emperor International Holdings, Ltd................   8,116,753   1,301,852
    Emperor Watch & Jewellery, Ltd.....................  25,650,000     520,206
*   ENM Holdings, Ltd..................................  14,680,000     685,581
#   Esprit Holdings, Ltd...............................  13,802,950  14,272,621
*   eSun Holdings, Ltd.................................   4,344,000     281,572
*   Eternity Investment, Ltd...........................     830,000      16,126
*   Ezcom Holdings, Ltd................................      72,576          --
    Fairwood Holdings, Ltd.............................     620,100   1,808,206
    Far East Consortium International, Ltd.............   8,017,579   2,576,856
    FIH Mobile, Ltd....................................   2,645,000     946,518
    First Pacific Co., Ltd.............................   1,856,000   1,286,958
    First Shanghai Investments, Ltd....................   1,048,000     150,085
    Fountain SET Holdings, Ltd.........................   4,758,000     505,073
    Four Seas Mercantile Holdings, Ltd.................     610,000     209,020
*   Freeman Financial Corp., Ltd.......................     320,000      17,971
    Fujikon Industrial Holdings, Ltd...................     588,000      75,156
#   Future Bright Holdings, Ltd........................   3,288,000     255,907
    G-Resources Group, Ltd............................. 143,439,600   3,379,975

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
#*  GCL New Energy Holdings, Ltd........................  6,412,000 $  316,159
    Get Nice Holdings, Ltd.............................. 38,664,000  1,380,929
    Giordano International, Ltd.........................  9,440,000  3,773,940
*   Global Brands Group Holding, Ltd.................... 14,324,000  2,180,878
    Glorious Sun Enterprises, Ltd.......................  2,624,000    339,390
    Gold Peak Industries Holdings, Ltd..................  3,029,642    309,117
    Golden Resources Development International, Ltd.....  3,330,500    185,023
*   Grande Holdings, Ltd. (The).........................    882,000      8,728
    Great Eagle Holdings, Ltd...........................    110,887    313,607
    Guangnan Holdings, Ltd..............................  2,363,600    270,046
    Guoco Group, Ltd....................................      2,000     20,236
#   Guotai Junan International Holdings, Ltd............ 12,519,797  3,322,372
    Haitong International Securities Group, Ltd.........  9,064,191  4,536,156
#   Hang Fat Ginseng Holdings Co., Ltd..................    630,000      2,753
    Hanison Construction Holdings, Ltd..................  1,402,433    197,097
    Hanny Holdings, Ltd.................................  1,850,000      9,152
*   Hao Tian Development Group, Ltd.....................  8,989,200    352,889
    Harbour Centre Development, Ltd.....................    935,500  1,575,663
*   Hi-Level Technology Holdings, Ltd...................    152,640      6,964
    High Fashion International, Ltd.....................    268,000     77,377
    HKR International, Ltd..............................  5,764,736  2,440,100
    Hon Kwok Land Investment Co., Ltd...................    314,800    106,517
*   Hong Fok Land, Ltd..................................  1,210,000         --
    Hong Kong Aircraft Engineering Co., Ltd.............     86,000    546,730
*   Hong Kong Building & Loan Agency, Ltd. (The)........    200,000     10,323
    Hong Kong Ferry Holdings Co., Ltd...................    824,300    914,905
*   Hong Kong Television Network, Ltd...................  2,332,751    362,309
    Hongkong & Shanghai Hotels (The)....................  1,359,112  1,365,458
    Hongkong Chinese, Ltd...............................  5,038,000    775,070
    Hop Hing Group Holdings, Ltd........................  1,812,000     23,176
    Hopewell Holdings, Ltd..............................  2,920,000  8,861,336
#   Hsin Chong Construction Group, Ltd..................  6,931,658    619,931
*   Hua Hong Semiconductor, Ltd.........................    112,000     86,689
    Hung Hing Printing Group, Ltd.......................  2,628,000    315,179
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd............................................... 11,164,000  3,520,366
*   I-CABLE Communications, Ltd.........................  2,573,000    140,678
    IGG, Inc............................................    374,000    173,057
#*  Imagi International Holdings, Ltd................... 55,488,000    764,317
#*  Integrated Waste Solutions Group Holdings, Ltd......  5,574,000    115,048
*   International Standard Resources Holdings, Ltd...... 16,576,250    268,410
#*  iOne Holdings, Ltd.................................. 10,180,000    253,723
    IPE Group, Ltd......................................  3,345,000    664,262
*   IRC, Ltd............................................  9,486,266    166,455
    IT, Ltd.............................................  4,040,532    982,240
    ITC Corp., Ltd......................................  1,039,512     88,504
#   ITC Properties Group, Ltd...........................  4,537,057  1,945,722
*   Jinhui Holdings Co., Ltd............................    121,000     14,906
    Johnson Electric Holdings, Ltd......................  1,757,750  5,211,136
#   K Wah International Holdings, Ltd...................  8,277,565  2,958,154
*   Kader Holdings Co., Ltd.............................     92,000      8,048
    Kam Hing International Holdings, Ltd................  1,830,000    114,842
*   Kantone Holdings, Ltd...............................    919,364     74,985
    Keck Seng Investments...............................    878,600    608,273

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Kerry Logistics Network, Ltd........................    780,000 $1,079,650
*   King Pacific International Holdings, Ltd............  1,404,200         --
    Kingmaker Footwear Holdings, Ltd....................  1,618,955    392,027
#*  Kingston Financial Group, Ltd....................... 18,981,000  5,830,241
#*  Ko Yo Chemical Group, Ltd...........................  2,280,000    118,880
*   Kong Sun Holdings, Ltd..............................    175,000     12,715
    Kowloon Development Co., Ltd........................  2,456,000  2,002,629
    Kwoon Chung Bus Holdings, Ltd.......................     20,000     10,572
    L'Occitane International SA.........................     77,000    134,699
*   L'sea Resources International Holdings, Ltd.........    440,000     14,358
#   Lai Sun Development Co., Ltd........................ 78,652,466    977,853
    Lai Sun Garmet (Intl), Ltd..........................  3,321,680    350,062
    Lam Soon Hong Kong, Ltd.............................    302,310    210,091
    Landsea Green Properties Co., Ltd...................    948,000     81,023
*   Leading Spirit High-Tech Holdings Co., Ltd..........  2,310,000         --
    Lifestyle International Holdings, Ltd...............  1,467,500  1,811,003
    Lippo China Resources, Ltd.......................... 20,922,000    619,103
    Lippo, Ltd..........................................  1,161,700    632,599
    Lisi Group Holdings, Ltd............................  4,414,000    227,531
    Liu Chong Hing Investment, Ltd......................  1,191,200  1,302,047
    Luen Thai Holdings, Ltd.............................  1,207,000    151,456
#   Luk Fook Holdings International, Ltd................  2,862,000  5,287,823
    Luks Group Vietnam Holdings Co., Ltd................    514,913    167,486
    Lung Kee Bermuda Holdings...........................  1,567,875    405,438
#*  Macau Legend Development, Ltd.......................  3,953,000    511,594
    Magnificent Hotel Investment, Ltd................... 13,170,000    299,754
    Man Wah Holdings, Ltd...............................  5,694,800  6,195,403
    Man Yue Technology Holdings, Ltd....................    398,000     27,814
#*  Mason Financial Holdings, Ltd....................... 15,690,000    559,104
    Matrix Holdings, Ltd................................  1,067,414    351,373
    Melbourne Enterprises, Ltd..........................     39,500    675,765
#   Melco International Development, Ltd................  3,744,000  4,539,874
#*  Midland Holdings, Ltd...............................  5,182,000  1,727,206
    Ming Fai International Holdings, Ltd................  1,879,000    172,308
#   Miramar Hotel & Investment..........................    845,000  1,396,613
#*  Mongolian Mining Corp............................... 26,307,000    126,155
    NagaCorp, Ltd.......................................  7,684,000  4,682,543
    Nanyang Holdings, Ltd...............................    133,500    678,888
    National Electronic Hldgs...........................  2,668,600    307,540
*   Neo-Neon Holdings, Ltd..............................  2,337,500    317,581
*   Neptune Group, Ltd.................................. 23,230,000    198,505
    New Century Group Hong Kong, Ltd.................... 13,351,464    223,422
*   New Times Energy Corp., Ltd.........................  1,946,400     32,981
    Newocean Energy Holdings, Ltd.......................  7,642,000  2,579,932
    Next Digital, Ltd...................................  4,295,183    236,846
*   O Luxe Holdings, Ltd................................  6,778,500    180,737
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...............................................  9,489,706    668,885
    Orient Overseas International, Ltd..................  1,008,000  3,754,952
*   Orient Power Holdings, Ltd..........................    804,000         --
    Oriental Watch Holdings.............................  3,070,800    370,478
*   Pacific Andes International Holdings, Ltd........... 19,435,067    364,680
#   Pacific Basin Shipping, Ltd......................... 12,498,000  2,281,906
    Pacific Textiles Holdings, Ltd......................  4,820,000  7,064,911

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Pak Fah Yeow International, Ltd.....................      5,000 $    2,578
    Paliburg Holdings, Ltd..............................  3,062,830    907,436
    Pan Asia Environmental Protection Group, Ltd........     80,000      7,981
#   Paradise Entertainment, Ltd.........................  3,652,000    507,690
#*  Peace Mark Holdings, Ltd............................  2,712,022         --
*   Pearl Oriental Oil, Ltd............................. 11,849,400    504,218
    Pegasus International Holdings, Ltd.................    226,000     37,775
    Perfect Shape PRC Holdings, Ltd.....................  1,172,000    140,807
#   Pico Far East Holdings, Ltd.........................  4,892,000  1,194,310
    Playmates Holdings, Ltd.............................    686,000    771,613
#   Playmates Toys, Ltd.................................  4,796,000  1,108,678
*   PME Group, Ltd......................................    810,000     14,819
#   Pokfulam Development Co.............................    234,000    349,168
#   Polytec Asset Holdings, Ltd......................... 11,323,526    990,856
#   Public Financial Holdings, Ltd......................  3,102,000  1,393,388
    PYI Corp., Ltd...................................... 24,147,973    370,802
*   Pyxis Group, Ltd....................................  1,936,000         --
    Raymond Industrial, Ltd.............................     30,400      3,672
#   Regal Hotels International Holdings, Ltd............  2,871,800  1,459,764
    Rivera Holdings, Ltd................................  5,710,000    247,319
#   SA SA International Holdings, Ltd................... 10,127,703  2,752,378
    Safety Godown Co., Ltd..............................    386,000    848,075
    SAS Dragon Holdings, Ltd............................  2,120,000    385,276
    SEA Holdings, Ltd...................................  1,124,000  2,208,149
    Shangri-La Asia, Ltd................................  1,564,000  1,465,097
#   Shenwan Hongyuan HK, Ltd............................  3,466,250  1,368,461
*   Shougang Concord Grand Group, Ltd...................  1,158,000     42,681
*   Shun Ho Technology Holdings, Ltd....................  1,254,757    396,027
    Shun Tak Holdings, Ltd.............................. 11,359,419  3,811,117
#*  Silver base Group Holdings, Ltd.....................  1,701,677    204,125
*   Sing Pao Media Enterprises, Ltd.....................    250,511         --
    Sing Tao News Corp., Ltd............................  1,974,000    303,876
    Singamas Container Holdings, Ltd.................... 10,860,000  1,011,443
*   Sino-Tech International Holdings, Ltd...............  3,170,000     18,541
*   Sinocan Holdings, Ltd...............................    350,000         --
    SIS International Holdings..........................     34,000     15,738
    Sitoy Group Holdings, Ltd...........................    829,000    279,970
*   Skyway Securities Group, Ltd........................  2,130,000     39,036
    SmarTone Telecommunications Holdings, Ltd...........  3,497,068  5,415,699
*   SOCAM Development, Ltd..............................  1,718,771    948,746
*   Solomon Systech International, Ltd..................  9,504,000    407,159
    Soundwill Holdings, Ltd.............................    408,000    463,417
*   South China Assets Holdings, Ltd....................  5,295,170     97,998
*   South China Holdings Co., Ltd....................... 13,104,000  1,017,465
#   Stella International Holdings, Ltd..................    965,500  2,316,616
    Stelux Holdings International, Ltd..................  3,011,400    204,052
*   Success Universe Group, Ltd.........................  6,716,000    139,771
    Sun Hing Vision Group Holdings, Ltd.................    358,000    122,194
    Sun Hung Kai & Co., Ltd.............................  4,352,429  2,542,147
    Sunwah Kingsway Capital Holdings, Ltd...............  7,690,000    108,805
*   Symphony Holdings, Ltd..............................    980,000     96,401
    TAI Cheung Holdings, Ltd............................  1,961,000  1,456,231
    Tai Sang Land Development, Ltd......................    781,910    396,434

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
#   Tan Chong International, Ltd.......................  1,176,000 $    363,351
#   Tao Heung Holdings, Ltd............................    517,000      132,686
#*  Taung Gold International, Ltd...................... 14,590,000      160,879
    Television Broadcasts, Ltd.........................  1,617,200    5,621,630
*   Termbray Industries International Holdings, Ltd....  2,304,900      214,788
    Tern Properties Co., Ltd...........................     51,200       28,438
    Texwinca Holdings, Ltd.............................  4,488,000    4,342,799
    Tian Teck Land, Ltd................................  1,024,000    1,093,808
*   Titan Petrochemicals Group, Ltd.................... 13,140,000          844
    Tradelink Electronic Commerce, Ltd.................  4,802,000      999,241
#   Transport International Holdings, Ltd..............  1,019,741    2,719,936
#   Trinity, Ltd.......................................  7,614,000      907,767
    Tristate Holdings, Ltd.............................    188,000       62,181
#*  TSC Group Holdings, Ltd............................  3,280,000      510,292
#   Tsui Wah Holdings, Ltd.............................    286,000       53,305
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  4,354,000    1,644,420
#*  United Photovoltaics Group, Ltd....................  2,494,000      185,165
*   Universal Technologies Holdings, Ltd...............  7,410,000      458,329
*   Up Energy Development Group, Ltd...................  3,929,000      190,794
    Upbest Group, Ltd..................................     36,000        8,476
*   Value Convergence Holdings, Ltd....................  2,000,000      408,729
#   Value Partners Group, Ltd..........................  5,396,000    4,908,855
*   Van Shung Chong Holdings, Ltd......................  1,248,002      129,919
*   Vanke Property Overseas, Ltd.......................     49,000       33,516
    Varitronix International, Ltd......................  2,039,293    1,447,710
    Vedan International Holdings, Ltd..................  3,272,000      170,503
    Victory City International Holdings, Ltd...........  8,183,663      749,988
    Vitasoy International Holdings, Ltd................  4,703,000    8,892,705
*   VS International Group, Ltd........................    488,000       20,063
    VST Holdings, Ltd..................................  5,039,600      912,951
    VTech Holdings, Ltd................................    418,300    4,196,540
    Wai Kee Holdings, Ltd..............................  7,640,738    2,339,641
    Win Hanverky Holdings, Ltd.........................  1,850,000      277,499
*   Winfull Group Holdings, Ltd........................  9,512,000      212,327
    Wing On Co. International, Ltd.....................    759,000    2,194,828
    Wing Tai Properties, Ltd...........................  1,923,331    1,045,549
    Wong's International Holdings, Ltd.................    737,641      254,926
    Wong's Kong King International.....................    120,000        9,277
    Xinyi Glass Holdings, Ltd.......................... 16,280,000    8,248,374
    Yangtzekiang Garment, Ltd..........................    606,500      195,473
    Yau Lee Holdings, Ltd..............................    534,000       78,667
    Yeebo International Holdings, Ltd..................    572,000      108,614
#   YGM Trading, Ltd...................................    447,000      249,565
    YT Realty Group, Ltd...............................    749,000      582,437
*   Yuan Heng Gas Holdings, Ltd........................  1,176,000       99,113
    Yugang International, Ltd.......................... 90,818,000    1,375,205
                                                                   ------------
TOTAL HONG KONG........................................             310,747,723
                                                                   ------------
NEW ZEALAND -- (8.7%)
#*  a2 Milk Co., Ltd...................................  1,073,306    1,310,313
    Abano Healthcare Group, Ltd........................     30,725      140,398
    Air New Zealand, Ltd...............................  3,693,701    7,086,181
    Briscoe Group, Ltd.................................      2,235        4,127

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NEW ZEALAND -- (Continued)
#*  Chorus, Ltd......................................... 2,039,965 $  4,973,542
    Colonial Motor Co., Ltd. (The)......................   144,588      509,620
#   Contact Energy, Ltd................................. 1,951,396    5,832,969
#*  Diligent Corp.......................................   108,791      423,127
#   Ebos Group, Ltd.....................................   451,590    3,947,059
#   Fisher & Paykel Healthcare Corp., Ltd............... 4,200,605   23,613,823
    Fletcher Building, Ltd..............................    91,935      412,147
    Freightways, Ltd....................................   974,609    4,018,497
    Genesis Energy, Ltd.................................   330,006      407,177
    Hallenstein Glasson Holdings, Ltd...................   242,445      515,899
    Heartland Bank, Ltd.................................   352,476      283,477
    Hellaby Holdings, Ltd...............................   384,437      686,930
    Infratil, Ltd....................................... 3,201,309    6,437,807
#   Kathmandu Holdings, Ltd.............................   663,170      655,755
#   Mainfreight, Ltd....................................   539,049    5,208,164
    Methven, Ltd........................................    93,877       68,283
    Metlifecare, Ltd....................................   516,195    1,480,394
    Michael Hill International, Ltd..................... 1,490,263      938,127
#   Mighty River Power, Ltd.............................   420,843      725,186
    Millennium & Copthorne Hotels New Zealand, Ltd......   395,725      374,835
    New Zealand Oil & Gas, Ltd.......................... 1,659,791      448,497
    New Zealand Refining Co., Ltd. (The)................   574,344    1,381,525
    Nuplex Industries, Ltd.............................. 1,278,378    3,446,623
#   NZX, Ltd............................................   952,265      643,462
#   Opus International Consultants, Ltd.................    12,925       10,055
*   Pacific Edge, Ltd...................................   418,982      122,391
#   PGG Wrightson, Ltd..................................   999,976      266,255
*   Pike River Coal, Ltd................................   490,805           --
#   Port of Tauranga, Ltd...............................   515,305    6,244,985
    Restaurant Brands New Zealand, Ltd..................   459,407    1,259,075
*   Richina Pacific, Ltd................................   274,180           --
*   Rubicon, Ltd........................................ 1,442,620      197,241
#   Ryman Healthcare, Ltd............................... 2,338,582   12,208,117
    Sanford, Ltd........................................   382,357    1,414,422
    Scott Technology, Ltd...............................    39,805       37,579
    Skellerup Holdings, Ltd.............................   544,971      510,180
#   SKY Network Television, Ltd......................... 2,080,268    6,178,837
#   SKYCITY Entertainment Group, Ltd.................... 4,473,046   13,576,396
    Steel & Tube Holdings, Ltd..........................   441,625      613,850
    Summerset Group Holdings, Ltd.......................   455,048    1,173,857
    Tourism Holdings, Ltd...............................   275,443      398,270
    Tower, Ltd..........................................   887,040    1,049,996
    Trade Me Group, Ltd................................. 1,612,087    4,202,012
#   TrustPower, Ltd.....................................    70,988      347,374
#   Vector, Ltd......................................... 1,305,650    2,735,430
#   Warehouse Group, Ltd. (The).........................   698,604    1,214,362
*   Xero, Ltd...........................................   154,440    1,689,082
    Z Energy, Ltd.......................................    59,640      260,394
                                                                   ------------
TOTAL NEW ZEALAND.......................................            131,684,104
                                                                   ------------
SINGAPORE -- (8.1%)
*   Abterra, Ltd........................................   531,800      184,684
    Accordia Golf Trust.................................    90,400       32,726

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
    Amara Holdings, Ltd.................................    922,800 $  255,786
    Ascendas India Trust................................     46,000     25,908
    ASL Marine Holdings, Ltd............................    816,600    190,131
    Aspial Corp., Ltd...................................     72,959     15,114
#*  Ausgroup, Ltd.......................................  3,548,500    286,946
    Baker Technology, Ltd...............................  1,272,000    156,792
#   Banyan Tree Holdings, Ltd...........................  1,022,900    269,121
#*  Biosensors International Group, Ltd.................  6,409,437  3,475,174
    Bonvests Holdings, Ltd..............................    950,000    791,773
*   Boustead Projects, Ltd..............................    497,612    235,924
    Boustead Singapore, Ltd.............................  1,679,836    936,312
#   Breadtalk Group, Ltd................................    881,800    640,120
*   Broadway Industrial Group, Ltd......................  1,557,200    177,997
    Bukit Sembawang Estates, Ltd........................    599,603  1,847,525
*   Bund Center Investment, Ltd.........................  2,639,300    308,990
#   Centurion Corp., Ltd................................    825,900    207,187
    China Aviation Oil Singapore Corp., Ltd.............  1,540,999    705,146
*   China Everbright Water, Ltd.........................    221,300     73,607
#   China Merchants Holdings Pacific, Ltd...............  1,376,509    761,317
#   Chip Eng Seng Corp., Ltd............................  3,445,300  1,566,845
    Chuan Hup Holdings, Ltd.............................  3,853,500    721,505
    Civmec, Ltd.........................................     53,200     13,758
    Cordlife Group, Ltd.................................     98,500    116,015
#   Cosco Corp. Singapore, Ltd..........................  6,805,600  1,621,544
*   Creative Technology, Ltd............................    272,200    207,238
    CSE Global, Ltd.....................................  3,285,200  1,016,085
#   CWT, Ltd............................................  1,403,400  1,813,857
*   Del Monte Pacific, Ltd..............................  1,458,464    360,950
*   Delong Holdings, Ltd................................  1,181,300     66,637
*   DMX Technologies Group, Ltd.........................  2,096,000    165,060
#   Dyna-Mac Holdings, Ltd..............................  2,194,400    208,815
    Elec & Eltek International Co., Ltd.................    147,000     92,269
    Ellipsiz, Ltd.......................................     36,900      7,433
    EnGro Corp., Ltd....................................    354,000    237,846
    Eu Yan Sang International, Ltd......................    786,600    234,132
#   Ezion Holdings, Ltd.................................  5,123,460  1,881,237
#*  Ezra Holdings, Ltd.................................. 16,462,023    667,529
    Falcon Energy Group, Ltd............................  2,008,800    248,562
    Far East Orchard, Ltd...............................  1,074,985  1,109,031
#   First Resources, Ltd................................  1,637,400  2,016,921
    First Sponsor Group, Ltd............................    440,661    378,889
*   FJ Benjamin Holdings, Ltd...........................  1,046,800     57,878
*   Food Empire Holdings, Ltd...........................  1,256,400    181,387
#   Fragrance Group, Ltd................................  6,077,000    798,367
    Frasers Centrepoint, Ltd............................    199,800    231,771
    Fu Yu Corp., Ltd....................................    183,300     20,398
#*  Gallant Venture, Ltd................................  4,927,900    763,472
#*  Geo Energy Resources, Ltd...........................    432,000     37,216
    GK Goh Holdings, Ltd................................  1,484,065    810,841
#   GL, Ltd.............................................  3,267,800  1,980,251
    Global Premium Hotels, Ltd..........................    559,480    114,492
#*  GMG Global, Ltd.....................................  1,788,330    389,724
#   Golden Agri-Resources, Ltd..........................  5,950,700  1,558,811

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
    GP Batteries International, Ltd.....................    235,000 $  145,817
    GP Industries, Ltd..................................  2,567,609  1,126,461
    GSH Corp., Ltd......................................     60,860      9,950
    GuocoLand, Ltd......................................    403,714    481,162
*   Hanwell Holdings, Ltd...............................  1,771,219    313,141
*   HG Metal Manufacturing, Ltd.........................    565,800     15,012
    Hi-P International, Ltd.............................  1,271,600    365,045
    Hiap Hoe, Ltd.......................................    353,000    169,799
*   HLH Group, Ltd......................................  4,292,300     18,054
    Ho Bee Land, Ltd....................................  1,604,700  2,120,556
#   Hong Fok Corp., Ltd.................................  3,228,540  1,568,956
    Hong Leong Asia, Ltd................................    690,700    372,484
    Hotel Grand Central, Ltd............................  1,461,261  1,195,264
#   Hour Glass, Ltd. (The)..............................  1,814,832    940,846
*   HTL International Holdings, Ltd.....................  1,135,343    527,466
    HupSteel, Ltd.......................................    120,015     44,969
    Hwa Hong Corp., Ltd.................................  2,123,500    429,205
#   Hyflux, Ltd.........................................  3,165,300  1,085,361
#   Indofood Agri Resources, Ltd........................  3,368,800  1,023,388
*   InnoTek, Ltd........................................    512,500     61,773
    Innovalues, Ltd.....................................  1,192,800    710,038
    Interplex Holdings, Ltd.............................  1,314,300    736,681
    IPC Corp., Ltd......................................    414,300    565,064
    Isetan Singapore, Ltd...............................    119,000    366,033
#*  Jurong Technologies Industrial Corp., Ltd...........  2,227,680         --
    k1 Ventures, Ltd....................................    990,520    664,949
#   Keppel Infrastructure Trust.........................  4,762,332  1,541,363
    Keppel Telecommunications & Transportation, Ltd.....  1,369,300  1,368,354
    Koh Brothers Group, Ltd.............................  1,432,000    272,192
    KSH Holdings, Ltd...................................     57,200     20,282
*   Li Heng Chemical Fibre Technologies, Ltd............    410,600    289,889
    Lian Beng Group, Ltd................................  2,238,100    668,480
#*  Linc Energy, Ltd....................................    596,496     36,168
    Low Keng Huat Singapore, Ltd........................    889,800    363,979
    Lum Chang Holdings, Ltd.............................  1,094,030    261,366
    M1, Ltd.............................................    712,100  1,158,019
    Mandarin Oriental International, Ltd................     24,900     33,699
*   Marco Polo Marine, Ltd..............................    882,000    117,675
*   mDR, Ltd............................................  3,997,000     11,102
    Mermaid Maritime PCL................................  1,741,200    147,443
    Metro Holdings, Ltd.................................  2,026,092  1,191,999
    Mewah International, Inc............................  1,183,000    242,645
#   Midas Holdings, Ltd.................................  7,943,100  1,429,981
#   Nam Cheong, Ltd.....................................  6,922,840    497,331
#*  Neptune Orient Lines, Ltd...........................  3,386,600  2,947,364
    New Toyo International Holdings, Ltd................  1,624,000    237,851
#   Noble Group, Ltd.................................... 16,857,700  3,725,994
    NSL, Ltd............................................    409,900    437,826
*   OKH Global, Ltd.....................................  1,252,200    553,760
    Olam International, Ltd.............................    247,400    282,821
#   OSIM International, Ltd.............................  1,757,300  1,257,744
*   Otto Marine, Ltd....................................    487,649     80,676
    OUE, Ltd............................................  1,809,700  2,098,989

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
SINGAPORE -- (Continued)
#   Oxley Holdings, Ltd................................. 1,061,700 $  314,875
#   Pacific Radiance, Ltd...............................   452,600     96,322
    Pan-United Corp., Ltd............................... 1,948,600    810,823
#   Penguin International, Ltd.......................... 1,577,100    148,550
#   Petra Foods, Ltd....................................   788,500  1,279,654
#   Q&M Dental Group Singapore, Ltd..................... 1,525,000    725,773
    QAF, Ltd............................................ 1,255,162    914,037
#   Raffles Education Corp., Ltd........................ 4,176,710    702,746
#   Raffles Medical Group, Ltd..........................   646,391  1,845,948
    Religare Health Trust...............................   300,200    198,687
*   RH Petrogas, Ltd....................................    66,800      6,652
#   Rickmers Maritime................................... 1,008,350     38,305
    Riverstone Holdings, Ltd............................   122,600     91,432
#   Rotary Engineering, Ltd............................. 1,443,100    309,902
    Roxy-Pacific Holdings, Ltd..........................   297,500    100,043
    San Teh, Ltd........................................   358,087     54,989
    SATS, Ltd........................................... 1,377,300  3,768,075
    SBS Transit, Ltd....................................   926,200  1,269,785
#   SembCorp Marine, Ltd................................   379,900    420,066
    Sheng Siong Group, Ltd.............................. 2,001,100  1,175,580
    SHS Holdings, Ltd................................... 2,304,100    446,928
#*  SIIC Environment Holdings, Ltd......................   419,220    193,317
    Sim Lian Group, Ltd................................. 2,216,555  1,248,333
#   Sinarmas Land, Ltd.................................. 5,780,900  1,712,905
    Sing Holdings, Ltd.................................. 1,134,000    251,550
    Sing Investments & Finance, Ltd.....................   297,675    247,561
    Singapore Post, Ltd................................. 1,262,800  1,188,597
    Singapore Reinsurance Corp., Ltd.................... 1,514,530    340,716
    Singapore Shipping Corp., Ltd....................... 1,640,700    330,251
    Singapura Finance, Ltd..............................   348,124    213,772
#*  Sino Grandness Food Industry Group, Ltd............. 2,095,300    504,525
#   SMRT Corp., Ltd..................................... 2,824,300  3,034,144
    Stamford Land Corp., Ltd............................ 3,188,100  1,093,572
    Straco Corp., Ltd...................................   130,000     72,665
    Sunningdale Tech, Ltd...............................   724,360    411,057
*   SunVic Chemical Holdings, Ltd....................... 1,979,700    196,988
#   Super Group, Ltd.................................... 2,711,700  1,446,332
#*  Swiber Holdings, Ltd................................ 2,895,250    376,047
#   Swissco Holdings, Ltd...............................   768,400    104,920
    Tat Hong Holdings, Ltd.............................. 2,013,500    660,914
*   Thakral Corp., Ltd..................................   169,165     23,122
    Tiong Woon Corp. Holding, Ltd....................... 2,090,650    205,299
    Tuan Sing Holdings, Ltd............................. 4,076,571    891,294
    UMS Holdings, Ltd................................... 1,888,400    671,790
    United Engineers, Ltd............................... 2,765,928  3,470,164
    United Industrial Corp., Ltd........................     4,800     10,140
    United Overseas Insurance, Ltd......................   181,850    584,482
#   UOB-Kay Hian Holdings, Ltd.......................... 1,887,972  1,838,858
#   UOL Group, Ltd......................................   141,600    560,976
#   UPP Holdings, Ltd................................... 2,972,500    333,485
    Valuetronics Holdings, Ltd..........................   448,400    121,289
#*  Vard Holdings, Ltd.................................. 3,937,100    420,832
    Venture Corp., Ltd.................................. 1,654,300  9,063,473

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

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
SINGAPORE -- (Continued)
#    Vibrant Group, Ltd.....................................  1,871,915 $      409,850
     Vicom, Ltd.............................................    116,600        482,912
     Wee Hur Holdings, Ltd..................................  2,670,400        492,118
#    Wheelock Properties Singapore, Ltd.....................  1,195,800      1,148,177
     Wing Tai Holdings, Ltd.................................  2,762,267      2,983,809
     Yeo Hiap Seng, Ltd.....................................    223,731        204,991
     YHI International, Ltd.................................    574,500        119,072
*    Yongnam Holdings, Ltd..................................  1,984,800        465,977
     Zhongmin Baihui Retail Group, Ltd......................     26,900         33,246
                                                                        --------------
TOTAL SINGAPORE.............................................               122,490,206
                                                                        --------------
TOTAL COMMON STOCKS.........................................             1,192,060,533
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Claim Units Rights.......     81,336             --
*    Centrebet International, Ltd. Litigation Rights........     81,336             --
                                                                        --------------
TOTAL AUSTRALIA.............................................                        --
                                                                        --------------
HONG KONG -- (0.0%)
*    Enviro Energy International Holdings, Ltd. Warrants
       11/17/16.............................................  1,171,800             --
*    GCL New Energy Holdings, Ltd. Rights...................  2,404,499             --
*    Hanison Construction Holdings, Ltd. Rights 02/05/16....    701,216          4,867
*    International Standard Resources Holdings, Ltd.
       Warrants 11/30/16....................................  3,015,250         12,788
*    Lai Sun Development Co., Ltd. Rights 01/26/16.......... 39,326,233             --
*    Skyway Securities Group, Ltd. Warrants 02/11/17........    426,000          2,245
                                                                        --------------
TOTAL HONG KONG.............................................                    19,900
                                                                        --------------
TOTAL RIGHTS/WARRANTS.......................................                    19,900
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             1,192,080,433
                                                                        --------------

                                                                           VALUE+
                                                                        --------------
SECURITIES LENDING COLLATERAL -- (20.8%)
(S)@ DFA Short Term Investment Fund......................... 27,002,520    312,419,159
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,785,390,160)^^...................................            $1,504,499,592
                                                                        ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $  247,033 $  625,556,600   --    $  625,803,633
   China......................         --      1,334,867   --         1,334,867
   Hong Kong..................    584,943    310,162,780   --       310,747,723
   New Zealand................         --    131,684,104   --       131,684,104
   Singapore..................  1,680,221    120,809,985   --       122,490,206
Rights/Warrants
   Australia..................         --             --   --                --
   Hong Kong..................         --         19,900   --            19,900
Securities Lending Collateral.         --    312,419,159   --       312,419,159
                               ---------- --------------   --    --------------
TOTAL......................... $2,512,197 $1,501,987,395   --    $1,504,499,592
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (95.9%)

Consumer Discretionary -- (26.1%)
    4imprint Group P.L.C.................................    95,741 $ 1,614,185
    888 Holdings P.L.C...................................   891,140   2,228,449
    B&M European Value Retail SA.........................   201,381     808,934
    Barratt Developments P.L.C...........................   721,678   6,190,346
    Bellway P.L.C........................................   634,613  25,199,008
    Berkeley Group Holdings P.L.C........................   521,771  26,378,946
    Betfair Group P.L.C..................................   337,205  21,113,326
    Bloomsbury Publishing P.L.C..........................   274,093     585,859
    Bovis Homes Group P.L.C..............................   738,776   9,899,559
    Bwin Party Digital Entertainment P.L.C............... 2,836,202   5,079,917
    Card Factory P.L.C...................................    37,162     184,967
*   Carpetright P.L.C....................................    82,608     466,750
    Centaur Media P.L.C..................................   537,905     519,200
    Cineworld Group P.L.C................................ 1,171,913   8,456,672
    Connect Group P.L.C.................................. 1,236,319   2,588,530
    Crest Nicholson Holdings P.L.C.......................   751,712   6,147,164
    Creston P.L.C........................................    22,394      33,189
    Daily Mail & General Trust P.L.C..................... 1,271,481  12,312,194
    Darty P.L.C.......................................... 1,332,051   1,932,412
    Debenhams P.L.C...................................... 6,544,475   7,348,048
    Dignity P.L.C........................................   249,726   8,385,330
    Domino's Pizza Group P.L.C...........................   845,611  11,895,664
    Dunelm Group P.L.C...................................   358,865   4,494,159
*   Enterprise Inns P.L.C................................ 2,861,188   3,767,818
    Entertainment One, Ltd...............................   525,999   1,127,058
    Euromoney Institutional Investor P.L.C...............   282,895   3,618,579
*   Findel P.L.C.........................................   303,005     842,114
*   Forminster P.L.C.....................................    43,333          --
    Fuller Smith & Turner P.L.C. Class A.................   134,418   2,207,471
*   Future P.L.C......................................... 1,301,863     179,158
    Games Workshop Group P.L.C...........................    98,402     737,059
    Greene King P.L.C.................................... 1,786,209  22,500,222
    Halfords Group P.L.C................................. 1,080,557   5,873,718
    Headlam Group P.L.C..................................   375,573   2,632,063
    Henry Boot P.L.C.....................................   417,992   1,328,254
    Home Retail Group P.L.C.............................. 3,986,671   7,794,767
*   Hornby P.L.C.........................................    50,434      60,150
    Howden Joinery Group P.L.C........................... 3,165,528  22,673,779
    Huntsworth P.L.C.....................................   938,084     484,967
    Inchcape P.L.C....................................... 2,190,976  22,528,237
    Informa P.L.C........................................ 3,309,192  30,095,576
    ITE Group P.L.C...................................... 1,304,330   2,618,008
    J D Wetherspoon P.L.C................................   459,179   4,434,285
    JD Sports Fashion P.L.C..............................   465,078   7,600,429
    John Menzies P.L.C...................................   283,192   1,654,581
*   Johnston Press P.L.C.................................    20,800      10,516
    Ladbrokes P.L.C...................................... 5,357,119   9,759,771
    Laura Ashley Holdings P.L.C.......................... 1,465,488     529,918
    Lookers P.L.C........................................ 1,889,052   4,262,361
    Marston's P.L.C...................................... 3,319,120   7,482,894
    Millennium & Copthorne Hotels P.L.C.................. 1,000,376   5,932,123

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

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Mitchells & Butlers P.L.C........................... 1,003,645 $  4,166,643
    MJ Gleeson P.L.C....................................   189,171    1,616,542
*   Mothercare P.L.C....................................   596,178    1,782,102
    N Brown Group P.L.C.................................   869,150    3,863,896
#*  Ocado Group P.L.C................................... 2,072,450    7,839,870
    Pendragon P.L.C..................................... 5,409,636    3,051,802
    Pets at Home Group P.L.C............................   617,919    2,270,949
    Photo-Me International P.L.C........................   636,891    1,405,431
    Poundland Group P.L.C...............................   548,303    1,113,514
*   Punch Taverns P.L.C.................................   133,442      223,998
    Rank Group P.L.C....................................   246,157      981,386
    Redrow P.L.C........................................ 1,390,578    8,837,673
    Restaurant Group P.L.C. (The).......................   977,184    7,444,675
*   Sportech P.L.C......................................   371,065      312,324
    SSP Group P.L.C.....................................    70,132      286,339
    STV Group P.L.C.....................................     4,868       32,042
    SuperGroup P.L.C....................................   239,090    5,017,675
    Taylor Wimpey P.L.C................................. 3,727,613   10,278,300
    Ted Baker P.L.C.....................................   149,410    6,400,439
*   Thomas Cook Group P.L.C............................. 6,943,222   10,621,249
    Topps Tiles P.L.C...................................   894,537    1,740,897
    Tribal Group P.L.C..................................   151,222       53,060
    Trinity Mirror P.L.C................................ 1,631,721    3,503,128
    UBM P.L.C........................................... 2,115,221   15,823,532
    UTV Media P.L.C.....................................   451,514    1,132,307
    Vitec Group P.L.C. (The)............................   159,205    1,268,461
    WH Smith P.L.C......................................   680,498   17,956,790
    William Hill P.L.C.................................. 4,105,574   22,856,328
    Wilmington P.L.C....................................   334,384    1,251,376
                                                                   ------------
Total Consumer Discretionary............................            479,731,412
                                                                   ------------
Consumer Staples -- (5.6%)
    A.G.BARR P.L.C......................................   417,894    3,143,573
    Anglo-Eastern Plantations P.L.C.....................   104,452      791,802
    Booker Group P.L.C.................................. 7,505,064   17,860,400
    Britvic P.L.C....................................... 1,120,971   11,572,968
    Cranswick P.L.C.....................................   263,709    7,870,119
    Dairy Crest Group P.L.C.............................   743,682    6,938,258
    Devro P.L.C.........................................   930,843    3,974,735
    Greencore Group P.L.C............................... 2,050,312   11,389,424
    Greggs P.L.C........................................   539,599    8,042,386
    Hilton Food Group P.L.C.............................    24,794      184,369
    McBride P.L.C.......................................   860,692    1,902,250
    McColl's Retail Group P.L.C.........................     6,083       12,043
*   Premier Foods P.L.C................................. 3,887,371    2,069,761
#   PZ Cussons P.L.C.................................... 1,331,771    5,066,360
#   REA Holdings P.L.C..................................    50,639      192,063
    Stock Spirits Group P.L.C...........................   322,754      614,509

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Tate & Lyle P.L.C................................... 2,291,490 $ 20,533,178
                                                                   ------------
Total Consumer Staples..................................            102,158,198
                                                                   ------------
Energy -- (3.4%)
#*  Afren P.L.C......................................... 5,446,344          543
    Amec Foster Wheeler P.L.C........................... 1,933,881   11,449,838
    Anglo Pacific Group P.L.C...........................   578,701      469,843
*   Cairn Energy P.L.C.................................. 2,512,540    5,135,978
#*  EnQuest P.L.C....................................... 3,485,836      777,136
*   Fortune Oil CVR..................................... 6,238,485        8,000
    Gulf Marine Services P.L.C..........................    31,549       38,875
*   Hardy Oil & Gas P.L.C...............................     2,590          461
    Hunting P.L.C.......................................   662,594    2,919,762
    James Fisher & Sons P.L.C...........................   238,889    3,682,451
    John Wood Group P.L.C............................... 1,820,460   16,827,151
*   Lamprell P.L.C...................................... 1,281,770    1,533,569
*   Ophir Energy P.L.C..................................   828,760    1,065,387
    Petrofac, Ltd....................................... 1,141,776   13,011,770
*   Premier Oil P.L.C................................... 2,461,246      666,335
    Soco International P.L.C............................   966,138    2,219,927
    Stobart Group, Ltd..................................   750,349    1,098,696
*   Tullow Oil P.L.C....................................   959,697    2,378,625
                                                                   ------------
Total Energy............................................             63,284,347
                                                                   ------------
Financials -- (15.5%)
    Amlin P.L.C......................................... 2,732,771   26,089,287
    Arrow Global Group P.L.C............................   256,570      822,913
#   Ashmore Group P.L.C................................. 1,715,308    5,394,185
    Beazley P.L.C....................................... 2,659,490   14,299,744
    BGEO Group P.L.C....................................   150,919    3,821,045
    Brewin Dolphin Holdings P.L.C....................... 1,422,796    5,685,672
    Capital & Counties Properties P.L.C.................   459,047    2,429,139
    Charles Stanley Group P.L.C.........................   122,025      537,563
    Charles Taylor P.L.C................................   192,071      664,334
    Chesnara P.L.C......................................   585,048    2,729,109
    Close Brothers Group P.L.C..........................   722,784   13,317,115
    Countrywide P.L.C...................................   500,015    2,508,142
    Daejan Holdings P.L.C...............................    31,527    2,756,978
    esure Group P.L.C...................................   659,704    2,363,919
    Foxtons Group P.L.C.................................   600,179    1,447,246
    Grainger P.L.C......................................    98,064      323,910
    Hansard Global P.L.C................................    16,468       25,481
*   Harworth Group P.L.C................................   306,801       50,856
    Helical Bar P.L.C...................................   630,825    3,628,849
    Henderson Group P.L.C............................... 5,474,341   21,780,850
    Hiscox, Ltd......................................... 1,480,745   21,031,188
    ICAP P.L.C.......................................... 2,606,844   18,033,359
    IG Group Holdings P.L.C............................. 1,792,534   18,805,043
*   Industrial & Commercial Holdings P.L.C..............     5,000           --
    Intermediate Capital Group P.L.C....................   592,075    4,935,627
    International Personal Finance P.L.C................   724,581    2,498,251
*   IP Group P.L.C...................................... 1,398,144    3,708,632

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Jardine Lloyd Thompson Group P.L.C..................   619,442 $  7,384,767
    Jupiter Fund Management P.L.C....................... 1,855,025   11,041,055
    Just Retirement Group P.L.C.........................   140,032      295,879
    Lancashire Holdings, Ltd............................ 1,084,204    9,691,899
    LSL Property Services P.L.C.........................   326,133    1,168,436
    Man Group P.L.C..................................... 7,936,721   18,561,270
    Novae Group P.L.C...................................   310,612    3,632,748
    OneSavings Bank P.L.C...............................    24,492      106,875
    Paragon Group of Cos. P.L.C. (The)..................   145,369      655,197
    Partnership Assurance Group P.L.C...................    11,106       19,427
    Phoenix Group Holdings.............................. 1,073,440   13,307,704
    Rathbone Brothers P.L.C.............................   163,115    5,257,312
*   Raven Russia, Ltd................................... 1,086,511      521,028
    S&U P.L.C...........................................    20,417      617,864
    Saga P.L.C..........................................    96,165      270,215
    Savills P.L.C.......................................   653,726    7,053,706
    St. Modwen Properties P.L.C......................... 1,015,579    5,624,577
    Tullett Prebon P.L.C................................ 1,209,924    5,826,087
    U & I Group P.L.C...................................   610,192    1,835,901
    UNITE Group P.L.C. (The)............................ 1,189,599   10,939,957
*   Waterloo Investment Holdings, Ltd...................     5,979          596
                                                                   ------------
Total Financials........................................            283,500,937
                                                                   ------------
Health Care -- (3.0%)
#*  Alizyme P.L.C.......................................   660,805           --
    Bioquell P.L.C......................................    90,893      187,902
#*  BTG P.L.C........................................... 1,335,534   11,192,489
    Cambian Group P.L.C.................................    63,163      105,102
*   Circassia Pharmaceuticals P.L.C.....................   103,769      430,548
    Consort Medical P.L.C...............................   238,317    3,450,545
    Dechra Pharmaceuticals P.L.C........................   428,975    6,127,449
    Genus P.L.C.........................................   291,166    5,975,683
    Indivior P.L.C...................................... 1,480,659    3,205,376
*   Oxford Biomedica P.L.C..............................   501,270       49,932
*   Skyepharma P.L.C....................................   322,164    1,814,948
    Spire Healthcare Group P.L.C........................    33,233      153,742
    STERIS P.L.C........................................   129,455    8,967,316
    UDG Healthcare P.L.C................................ 1,186,662    8,870,393
*   Vectura Group P.L.C................................. 1,990,316    4,780,438
                                                                   ------------
Total Health Care.......................................             55,311,863
                                                                   ------------
Industrials -- (22.0%)
    AA P.L.C............................................    35,385      149,158
    Aggreko P.L.C.......................................    55,900      682,355
    Air Partner P.L.C...................................    40,969      226,811
    Alumasc Group P.L.C. (The)..........................   120,110      320,561
    Avon Rubber P.L.C...................................   101,804    1,156,187
*   Balfour Beatty P.L.C................................ 3,549,781   12,729,170
    BBA Aviation P.L.C.................................. 5,623,297   13,100,380
    Berendsen P.L.C.....................................   823,219   12,836,663
    Bodycote P.L.C...................................... 1,121,708    8,773,103
    Braemar Shipping Services P.L.C.....................    84,411      557,320

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
#   Brammer P.L.C.......................................   618,328 $ 1,496,159
    Cape P.L.C..........................................   655,560   2,112,741
#   Carillion P.L.C..................................... 2,298,690   9,034,042
    Carr's Group P.L.C..................................   343,111     776,142
    Castings P.L.C......................................   157,187   1,052,002
    Chemring Group P.L.C................................ 1,134,757   2,718,817
    Clarkson P.L.C......................................    66,422   1,953,976
    Cobham P.L.C........................................ 5,276,532  19,156,980
    Communisis P.L.C.................................... 1,025,909     651,394
    Costain Group P.L.C.................................   408,045   2,044,026
    DCC P.L.C...........................................   242,927  18,754,682
    De La Rue P.L.C.....................................   512,292   3,258,677
#   Dialight P.L.C......................................   103,553     661,771
    Diploma P.L.C.......................................   579,262   5,548,848
    Fenner P.L.C........................................ 1,016,768   1,542,287
*   Firstgroup P.L.C.................................... 5,943,374   7,915,719
*   Flybe Group P.L.C...................................   274,129     289,833
    G4S P.L.C...........................................   203,377     660,245
    Galliford Try P.L.C.................................   390,438   8,298,137
    Go-Ahead Group P.L.C................................   220,066   7,726,527
    Goodwin P.L.C.......................................       383       9,552
    Grafton Group P.L.C.................................   951,619   9,564,809
    Harvey Nash Group P.L.C.............................    46,693      50,250
    Hays P.L.C.......................................... 6,566,676  11,923,062
    Hogg Robinson Group P.L.C...........................   134,014     134,607
    HomeServe P.L.C..................................... 1,369,369   7,927,913
    IMI P.L.C...........................................   888,298  10,257,306
    Interserve P.L.C....................................   758,481   5,073,005
    Keller Group P.L.C..................................   371,761   4,348,777
    Kier Group P.L.C....................................   430,156   8,202,624
    Lavendon Group P.L.C................................   812,054   1,569,762
    Management Consulting Group P.L.C................... 1,467,589     306,891
    Mears Group P.L.C...................................   544,440   3,304,848
    Meggitt P.L.C....................................... 1,033,480   5,375,115
*   Melrose Industries P.L.C............................   753,040   3,210,506
    Michael Page International P.L.C.................... 1,368,971   7,949,424
    Mitie Group P.L.C................................... 1,849,555   7,472,204
    Morgan Advanced Materials P.L.C..................... 1,484,937   4,516,720
    Morgan Sindall Group P.L.C..........................   191,927   1,958,543
    National Express Group P.L.C........................ 2,195,042   9,503,890
    Norcros P.L.C.......................................    27,976      72,074
    Northgate P.L.C.....................................   696,607   3,325,460
    PayPoint P.L.C......................................   246,900   2,789,330
    Polypipe Group P.L.C................................    51,933     232,290
    QinetiQ Group P.L.C................................. 3,243,810  10,760,389
    Regus P.L.C......................................... 3,349,423  14,159,020
*   Renold P.L.C........................................   193,435     131,979
    Rentokil Initial P.L.C.............................. 8,861,710  19,840,899
    Ricardo P.L.C.......................................   271,798   3,079,307
    Robert Walters P.L.C................................   381,498   1,802,252
    Rotork P.L.C........................................ 3,621,656   8,867,325
    RPS Group P.L.C..................................... 1,222,251   3,195,491
    Senior P.L.C........................................ 2,105,362   6,587,307

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
*   Serco Group P.L.C...................................   341,883 $    417,331
    Severfield P.L.C.................................... 1,262,597    1,062,871
    Shanks Group P.L.C.................................. 2,388,845    3,034,235
    SIG P.L.C........................................... 3,113,733    5,976,630
    Speedy Hire P.L.C................................... 2,785,594    1,648,167
    Spirax-Sarco Engineering P.L.C......................   355,118   15,499,878
    St. Ives P.L.C......................................   654,912    2,083,556
    Stagecoach Group P.L.C.............................. 2,052,864    8,155,785
    Sthree P.L.C........................................   407,731    1,787,314
    T Clarke P.L.C......................................   147,457      182,753
#   Tarsus Group P.L.C..................................   207,820      657,040
    Trifast P.L.C.......................................   447,201      729,494
    Tyman P.L.C.........................................    65,211      244,008
#   UK Mail Group P.L.C.................................   189,686      767,355
    Ultra Electronics Holdings P.L.C....................   365,324    9,939,720
    Vesuvius P.L.C...................................... 1,374,189    5,942,302
*   Volex P.L.C.........................................   307,047      198,169
    Vp P.L.C............................................   160,962    1,598,187
    Weir Group P.L.C. (The).............................   460,518    5,701,873
*   Wincanton P.L.C.....................................   612,048    1,467,291
    WS Atkins P.L.C.....................................   502,623   10,380,836
    XP Power, Ltd.......................................    74,988    1,630,987
                                                                   ------------
Total Industrials.......................................            402,793,426
                                                                   ------------
Information Technology -- (9.0%)
    Acal P.L.C..........................................   202,289      748,419
*   ARRIS International P.L.C...........................   211,459    5,385,855
    AVEVA Group P.L.C...................................   322,264    6,158,300
    Computacenter P.L.C.................................   389,033    4,588,050
    E2V Technologies P.L.C..............................   798,868    2,413,387
    Electrocomponents P.L.C............................. 2,369,706    7,108,520
    Fidessa Group P.L.C.................................   164,663    4,424,537
    Halma P.L.C......................................... 1,951,180   23,348,227
#*  Imagination Technologies Group P.L.C................ 1,293,437    2,453,602
    Laird P.L.C......................................... 1,454,587    7,397,163
    Micro Focus International P.L.C.....................   637,349   12,624,063
    Moneysupermarket.com Group P.L.C.................... 2,068,485   10,008,581
    NCC Group P.L.C.....................................   745,824    3,365,102
    Oxford Instruments P.L.C............................   210,872    2,207,808
    Playtech P.L.C......................................   960,141   10,551,478
    Premier Farnell P.L.C............................... 1,770,342    2,545,227
    Renishaw P.L.C......................................   171,571    4,469,597
    Rightmove P.L.C.....................................   477,301   27,234,135
    RM P.L.C............................................   318,504      733,173
    SDL P.L.C...........................................   388,032    2,485,569
    Sepura P.L.C........................................   322,176      800,020
    Spectris P.L.C......................................   573,376   12,988,307
    Spirent Communications P.L.C........................ 2,870,632    3,038,963
    TT Electronics P.L.C................................   828,017    1,876,593
    Xaar P.L.C..........................................   369,039    2,526,091
    Xchanging P.L.C..................................... 1,317,646    3,560,451

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
Information Technology -- (Continued)
    Zoopla Property Group P.L.C.......................     20,728 $     63,469
                                                                  ------------
Total Information Technology..........................             165,104,687
                                                                  ------------
Materials -- (7.1%)
    Acacia Mining P.L.C...............................    711,371    2,101,776
    British Polythene Industries P.L.C................    135,206    1,341,213
    Carclo P.L.C......................................    213,640      420,024
    Centamin P.L.C....................................  5,778,809    5,604,960
    Croda International P.L.C.........................    447,752   18,286,035
    DS Smith P.L.C....................................  4,938,232   25,837,994
    Elementis P.L.C...................................  2,231,940    6,854,440
    Essentra P.L.C....................................  1,251,793   13,154,848
*   Evraz P.L.C.......................................  1,320,704    1,179,391
    Ferrexpo P.L.C....................................    945,143      233,724
    Gem Diamonds, Ltd.................................    546,319      919,839
    Hill & Smith Holdings P.L.C.......................    414,294    4,443,545
#*  Hochschild Mining P.L.C...........................  1,097,123      738,045
#*  KAZ Minerals P.L.C................................  1,271,344    2,096,781
    Low & Bonar P.L.C.................................  1,119,286    1,002,355
    Marshalls P.L.C...................................    987,153    4,341,957
    Petra Diamonds, Ltd...............................  1,551,908    1,965,189
#*  Petropavlovsk P.L.C............................... 14,546,334    1,156,114
    Rexam P.L.C.......................................    861,780    7,389,042
    RPC Group P.L.C...................................  1,506,799   16,186,944
    Synthomer P.L.C...................................  1,277,033    5,367,855
#   Vedanta Resources P.L.C...........................    424,917    1,489,997
    Victrex P.L.C.....................................    371,614    8,249,641
    Zotefoams P.L.C...................................     93,537      389,887
                                                                  ------------
Total Materials.......................................             130,751,596
                                                                  ------------
Real Estate Investment Trusts -- (0.6%)
    Equinix, Inc......................................     33,972   10,550,586
                                                                  ------------
Telecommunication Services -- (1.7%)
    Cable & Wireless Communications P.L.C............. 17,713,479   17,461,660
    Inmarsat P.L.C....................................     78,170    1,230,745
    KCOM Group P.L.C..................................  3,019,429    5,015,769
#   TalkTalk Telecom Group P.L.C......................  2,586,447    8,106,818
                                                                  ------------
Total Telecommunication Services......................              31,814,992
                                                                  ------------
Utilities -- (1.9%)
    Dee Valley Group P.L.C............................     12,109      241,558
#   Drax Group P.L.C..................................  2,006,082    7,240,557
#   Pennon Group P.L.C................................  1,817,348   23,035,503

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                           --------- --------------
Utilities -- (Continued)
#    Telecom Plus P.L.C...................................   251,786 $    3,619,740
                                                                     --------------
Total Utilities...........................................               34,137,358
                                                                     --------------
TOTAL COMMON STOCKS.......................................            1,759,139,402
                                                                     --------------
TOTAL INVESTMENT SECURITIES...............................            1,759,139,402
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@ DFA Short Term Investment Fund....................... 6,480,348     74,977,622
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,566,749,891)^^.....           $1,834,117,024
                                                                     ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------------
                                    LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                  ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary........          -- $  479,731,412   --    $  479,731,412
   Consumer Staples..............          --    102,158,198   --       102,158,198
   Energy........................          --     63,284,347   --        63,284,347
   Financials....................          --    283,500,937   --       283,500,937
   Health Care................... $ 8,967,316     46,344,547   --        55,311,863
   Industrials...................          --    402,793,426   --       402,793,426
   Information Technology........   5,385,855    159,718,832   --       165,104,687
   Materials.....................          --    130,751,596   --       130,751,596
   Real Estate Investment Trusts.  10,550,586             --   --        10,550,586
   Telecommunication Services....          --     31,814,992   --        31,814,992
   Utilities.....................          --     34,137,358   --        34,137,358
Securities Lending Collateral....          --     74,977,622   --        74,977,622
                                  ----------- --------------   --    --------------
TOTAL............................ $24,903,757 $1,809,213,267   --    $1,834,117,024
                                  =========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                             SHARES     VALUE++
                                                            --------- ------------
COMMON STOCKS -- (90.8%)

AUSTRIA -- (2.6%)
    Agrana Beteiligungs AG.................................    16,785 $  1,542,658
    AMAG Austria Metall AG.................................     3,703      118,300
    Andritz AG.............................................   126,787    5,895,389
    Atrium European Real Estate, Ltd.......................   663,195    2,282,151
    Austria Technologie & Systemtechnik AG.................   154,803    2,010,245
    BUWOG AG...............................................   258,961    5,323,167
    CA Immobilien Anlagen AG...............................   254,126    4,358,165
#*  Conwert Immobilien Invest SE...........................   338,470    4,786,570
    DO & CO AG.............................................    29,001    2,954,068
#   EVN AG.................................................   199,009    2,199,342
*   FACC AG................................................    13,267       71,055
    Flughafen Wien AG......................................    18,382    1,616,032
*   IMMOFINANZ AG.......................................... 1,407,390    2,652,435
    Josef Manner & Co. AG..................................       870       45,665
    Kapsch TrafficCom AG...................................    30,685    1,082,260
#   Lenzing AG.............................................    51,632    3,451,712
    Mayr Melnhof Karton AG.................................    49,358    5,601,105
    Oberbank AG............................................    41,134    2,517,375
    Oesterreichische Post AG...............................   194,685    6,909,512
    Palfinger AG...........................................    76,783    2,191,456
    POLYTEC Holding AG.....................................    92,160      720,097
    Porr Ag................................................    47,954    1,286,184
*   Raiffeisen Bank International AG.......................   472,066    5,954,373
    RHI AG.................................................   137,992    2,592,846
#   Rosenbauer International AG............................    18,560    1,088,786
    S IMMO AG..............................................   308,031    2,560,613
#   Schoeller-Bleckmann Oilfield Equipment AG..............    52,123    2,720,762
    Semperit AG Holding....................................    69,369    2,073,605
    Strabag SE.............................................    99,312    2,424,224
    Telekom Austria AG.....................................   217,587    1,198,976
    UBM Development AG.....................................       314       10,081
    UNIQA Insurance Group AG...............................   570,563    3,609,467
#   Verbund AG.............................................   223,845    2,706,157
    Vienna Insurance Group AG Wiener Versicherung Gruppe...    50,216    1,240,595
    Voestalpine AG.........................................    23,261      611,743
    Wienerberger AG........................................   552,075    8,448,249
    Wolford AG.............................................    11,252      305,014
    Zumtobel Group AG......................................   166,510    3,455,752
                                                                      ------------
TOTAL AUSTRIA..............................................            100,616,186
                                                                      ------------
BELGIUM -- (3.9%)
#*  Ablynx NV..............................................   303,349    4,419,759
    Ackermans & van Haaren NV..............................   134,383   17,411,502
*   AGFA-Gevaert NV........................................   965,465    4,120,389
#   Atenor Group...........................................     6,678      321,310
    Banque Nationale de Belgique...........................       986    3,287,387
    Barco NV...............................................    65,535    4,115,564
    Bekaert SA.............................................   183,930    5,925,957
*   BHF Kleinwort Benson Group.............................   329,899    2,049,660
    bpost SA...............................................   278,795    6,613,832
*   Celyad SA..............................................     2,777       97,141

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    Cie d'Entreprises CFE...............................    49,147 $  5,035,890
#   Cie Immobiliere de Belgique SA......................    14,576      665,721
    Co.Br.Ha Societe Commerciale de Brasserie SA........       111      341,831
    D'ieteren SA........................................   131,557    4,305,991
*   Dalenys.............................................    18,045      122,596
    Deceuninck NV.......................................   358,205      840,731
    Econocom Group SA...................................   343,333    3,219,067
    Elia System Operator SA.............................   169,789    8,188,368
    Euronav NV..........................................   679,242    7,920,948
#   EVS Broadcast Equipment SA..........................    74,156    2,372,420
#   Exmar NV............................................   174,456    1,704,143
    Fagron..............................................   127,980      954,804
*   Galapagos NV........................................   148,075    7,378,758
    Gimv NV.............................................    19,421      935,856
    Ion Beam Applications...............................   115,719    3,900,642
    Jensen-Group NV.....................................    13,482      348,334
    Kinepolis Group NV..................................    94,699    4,011,609
    Lotus Bakeries......................................     1,454    2,749,469
#*  MDxHealth...........................................   180,487      757,530
    Melexis NV..........................................   113,838    5,720,989
*   Mobistar SA.........................................   167,280    3,476,350
#*  Nyrstar NV.......................................... 2,609,398    3,828,784
    Ontex Group NV......................................    90,386    3,349,682
#   Picanol.............................................    28,800    1,285,438
    RealDolmen..........................................     8,137      154,561
*   RealDolmen NV.......................................       120            2
    Recticel SA.........................................   199,901    1,149,222
#   Resilux.............................................     5,006      693,746
*   Roularta Media Group NV.............................    10,263      256,916
    Sioen Industries NV.................................    50,430      910,368
    Sipef SA............................................    25,871    1,359,582
    TER Beke SA.........................................     2,260      238,867
*   Tessenderlo Chemie NV...............................   190,301    5,039,662
#*  ThromboGenics NV....................................   159,152      518,626
    Umicore SA..........................................   434,045   15,957,838
    Van de Velde NV.....................................    36,017    2,199,036
#*  Viohalco SA.........................................   583,796      830,489
                                                                   ------------
TOTAL BELGIUM...........................................            151,087,367
                                                                   ------------
DENMARK -- (5.0%)
    ALK-Abello A.S......................................    30,494    4,219,021
    Alm Brand A.S.......................................   468,716    3,139,687
#   Ambu A.S. Class B...................................   124,859    3,874,777
    Arkil Holding A.S. Class B..........................       504       74,903
#*  Bang & Olufsen A.S..................................   167,328    1,765,070
    BankNordik P/F......................................     1,753       30,708
*   Bavarian Nordic A.S.................................   143,640    6,024,303
    Brodrene Hartmann A.S...............................    13,519      523,893
#*  D/S Norden A.S......................................   132,398    1,765,176
    DFDS A.S............................................   156,210    5,543,436
    Djurslands Bank A.S.................................     8,970      309,941
    FE Bording A.S......................................       156       17,338
#   FLSmidth & Co. A.S..................................   260,041    9,120,119

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Fluegger A.S. Class B...............................     4,198 $    209,555
*   Genmab A.S..........................................   217,338   27,292,621
    GN Store Nord A.S...................................   826,732   15,477,457
*   GPV Industri A.S. Series B..........................     2,200           --
    Gronlandsbanken A.S.................................     1,125      104,418
#*  H Lundbeck A.S......................................   248,731    8,078,933
*   H+H International A.S. Class B......................    40,093      484,678
    Harboes Bryggeri A.S. Class B.......................    16,516      276,034
    IC Group A.S........................................    38,440    1,239,538
#*  Jeudan A.S..........................................     5,775      624,347
*   Jyske Bank A.S......................................   271,315   11,913,757
    Lan & Spar Bank.....................................     4,981      293,429
    Matas A.S...........................................    66,470    1,256,123
    NKT Holding A.S.....................................   121,196    6,737,263
    Nordjyske Bank A.S..................................    35,266      534,472
*   Parken Sport & Entertainment A.S....................    33,556      280,191
    PER Aarsleff A.S. Class B...........................    10,732    3,290,489
    Ringkjoebing Landbobank A.S.........................    23,199    4,824,545
    Roblon A.S. Class B.................................     2,700       85,454
#   Rockwool International A.S. Class B.................    30,771    4,661,765
    Royal Unibrew A.S...................................   227,860    9,553,832
    RTX A.S.............................................    29,629      340,411
*   Santa Fe Group A.S..................................   127,806    1,211,181
    Schouw & Co.........................................    71,589    4,229,498
    SimCorp A.S.........................................   209,269   10,267,504
    Solar A.S. Class B..................................    26,813    1,514,835
    Spar Nord Bank A.S..................................   351,498    2,892,637
    Sydbank A.S.........................................   351,217   10,255,457
    TDC A.S............................................. 1,126,830    4,839,109
    Tivoli A.S..........................................       937      496,777
#*  TK Development A.S..................................   608,784      637,031
*   Topdanmark A.S......................................   491,266   12,484,449
#   United International Enterprises....................    10,218    1,471,362
#*  Vestjysk Bank A.S...................................    53,413       61,250
*   William Demant Holding A.S..........................    73,082    6,442,240
#*  Zealand Pharma A.S..................................    62,015    1,147,491
                                                                   ------------
TOTAL DENMARK...........................................            191,918,505
                                                                   ------------
FINLAND -- (6.3%)
    Ahlstrom Oyj........................................    46,794      381,023
    Aktia Bank Oyj......................................    59,107      645,462
    Alandsbanken Abp Class B............................    21,354      354,052
    Alma Media Oyj......................................    42,130      155,381
    Amer Sports Oyj.....................................   641,324   17,553,936
    Apetit Oyj..........................................    18,766      254,545
#   Aspo Oyj............................................    92,762      699,934
    Atria Oyj...........................................    40,671      392,974
#   BasWare Oyj.........................................    43,305    1,526,829
*   Biotie Therapies Oyj................................ 1,742,936      540,103
#   Bittium Oyj.........................................     3,001       20,364
    Cargotec Oyj Class B................................   235,592    7,510,033
    Caverion Corp.......................................   522,975    4,983,041
    Citycon Oyj......................................... 2,156,160    5,145,678

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
FINLAND -- (Continued)
    Comptel Oyj.........................................   326,527 $   513,653
    Cramo Oyj...........................................   181,445   3,489,738
#   Digia Oyj...........................................    48,912     370,402
    Elisa Oyj...........................................   734,075  26,587,573
    F-Secure Oyj........................................   524,454   1,433,395
*   Finnair Oyj.........................................   450,180   2,413,124
    Fiskars Oyj Abp.....................................   190,312   3,685,181
*   GeoSentric Oyj......................................   244,900          --
    Glaston Oyj Abp.....................................    46,084      23,770
    HKScan Oyj Class A..................................   172,657     658,857
    Huhtamaki Oyj.......................................   467,536  16,527,179
    Ilkka-Yhtyma Oyj....................................    61,503     134,400
    Kemira Oyj..........................................   637,200   7,218,967
#   Kesko Oyj Class A...................................     2,223      84,041
    Kesko Oyj Class B...................................   345,206  13,849,763
#   Konecranes Oyj......................................   262,339   5,821,915
    Lassila & Tikanoja Oyj..............................   171,857   3,227,074
*   Lemminkainen Oyj....................................    30,098     423,758
    Metsa Board Oyj..................................... 1,498,878  10,023,630
    Metso Oyj...........................................   435,774   8,991,778
#   Munksjo Oyj.........................................    24,345     209,171
    Neste Oyj...........................................   223,876   7,013,881
#   Nokian Renkaat Oyj..................................   623,433  21,196,853
    Okmetic Oyj.........................................    66,625     489,385
#   Olvi Oyj Class A....................................    68,749   1,658,633
*   Oriola-KD Oyj Class A...............................     6,054      26,776
*   Oriola-KD Oyj Class B...............................   628,439   2,856,212
    Orion Oyj Class A...................................   126,645   4,089,844
    Orion Oyj Class B...................................   420,544  13,874,668
#*  Outokumpu Oyj....................................... 3,022,031   7,429,452
#   Outotec Oyj.........................................    16,031      62,988
#   PKC Group Oyj.......................................   115,436   1,792,548
    Ponsse Oy...........................................    45,516     896,731
*   Poyry Oyj...........................................   188,253     713,952
    Raisio Oyj Class V..................................   548,453   2,449,050
    Ramirent Oyj........................................   336,343   2,248,307
    Rapala VMC Oyj......................................   109,543     539,078
    Revenio Group Oyj...................................    23,248     703,533
    Saga Furs Oyj.......................................     7,475     120,927
#   Sanoma Oyj..........................................   754,064   3,483,802
    Sponda Oyj..........................................   281,402   1,151,000
    SRV Group Oyj.......................................    15,301      47,611
*   Stockmann Oyj Abp...................................    42,474     324,000
#*  Stockmann Oyj Abp Class B...........................   141,026   1,083,450
    Technopolis Oyj.....................................   572,771   2,262,671
    Teleste Oyj.........................................    46,406     436,690
    Tieto Oyj...........................................   295,694   7,960,933
    Tikkurila Oyj.......................................   190,569   3,232,106
    Uponor Oyj..........................................   283,661   4,364,252
    Vaisala Oyj Class A.................................    44,325   1,146,460
    Valmet Oyj..........................................   342,154   3,401,625
    Viking Line Abp.....................................    10,366     254,764

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    YIT Oyj.............................................   107,539 $    572,922
                                                                   ------------
TOTAL FINLAND...........................................            243,735,828
                                                                   ------------
FRANCE -- (11.7%)
    ABC Arbitrage.......................................    35,799      193,519
    Actia Group.........................................    48,398      299,770
#*  Air France-KLM...................................... 1,111,495    8,925,078
    Akka Technologies...................................    46,502    1,337,757
    Albioma SA..........................................    84,560    1,189,719
    Altamir.............................................    97,473    1,062,378
    Alten SA............................................   135,328    7,617,320
    Altran Technologies SA..............................   771,932    9,748,365
    April SA............................................    74,473      989,278
#*  Archos..............................................   111,720      156,987
    Arkema SA...........................................   286,183   17,875,247
#   Assystem............................................    63,007    1,529,350
    Aubay...............................................    23,726      512,725
    Axway Software SA...................................    28,746      725,761
    Bastide le Confort Medical..........................     8,920      173,494
#   Beneteau SA.........................................   193,357    2,349,071
    BioMerieux..........................................    71,574    9,000,947
    Boiron SA...........................................    38,334    2,890,019
    Bollore SA(4572709).................................   109,748      442,936
*   Bollore SA(BZ0G303).................................     2,744       10,891
    Bonduelle SCA.......................................    76,003    1,975,659
#   Bourbon SA..........................................    15,720      204,769
    Burelle SA..........................................     3,739    3,218,079
    Catering International Services.....................    14,124      213,122
*   Cegedim SA..........................................    23,645      706,186
    Cegid Group SA......................................    26,749    1,451,861
#*  CGG SA.............................................. 3,104,352    2,604,914
    Chargeurs SA........................................    95,815      881,026
    Cie des Alpes.......................................    38,937      593,413
*   Coface SA...........................................    51,633      423,462
*   Derichebourg SA.....................................   554,692    1,757,468
    Devoteam SA.........................................    26,531      983,115
    Dom Security........................................     2,414       65,164
#   Edenred.............................................   646,954   12,172,313
    Eiffage SA..........................................   229,296   15,747,300
#   Electricite de Strasbourg SA........................    21,168    2,291,411
    Elior...............................................   192,766    3,873,030
#*  Eramet..............................................    28,909      628,338
*   Esso SA Francaise...................................    14,895      710,732
#*  Etablissements Maurel et Prom.......................   415,136    1,238,924
    Euler Hermes Group..................................    56,627    4,842,322
    Eurofins Scientific SE..............................    47,119   15,458,054
    Euronext NV.........................................    70,492    3,417,199
#   Exel Industries Class A.............................    10,330      785,461
    Faiveley Transport SA...............................    34,183    3,408,260
    Faurecia............................................   306,467   11,132,113
    Fimalac.............................................    16,610    1,386,649
    Fleury Michon SA....................................     5,962      397,593
*   Futuren SA..........................................   614,855      340,713

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
FRANCE -- (Continued)
#*  GameLoft SE......................................... 217,331 $ 1,192,814
    Gaumont SA..........................................  13,521     802,498
    Gaztransport Et Technigaz SA........................  69,131   2,584,967
    GEA.................................................   2,433     195,034
#*  GECI International..................................  59,392          --
    Gevelot SA..........................................   3,466     471,199
    GFI Informatique SA.................................     868       7,921
    GL Events...........................................  46,718     815,640
    Groupe Crit.........................................  23,459   1,275,420
*   Groupe Flo..........................................  35,997      73,878
*   Groupe Fnac SA......................................  42,412   2,432,683
#   Groupe Gorge........................................  20,272     497,490
    Groupe Open.........................................  26,685     450,266
    Guerbet.............................................  33,267   2,728,803
    Haulotte Group SA...................................  70,603   1,058,894
    Havas SA............................................ 305,254   2,432,313
    Herige SADCS........................................   6,914     142,457
#*  Hipay Group SA......................................  24,579     226,711
*   ID Logistics Group..................................      92      10,474
    Imerys SA...........................................  91,286   5,649,288
    Interparfums SA.....................................  48,452   1,168,656
    Ipsen SA............................................ 170,560   9,831,010
    IPSOS............................................... 161,750   3,316,976
    Jacquet Metal Service...............................  67,512     914,320
    Korian SA........................................... 191,713   6,487,672
    Lagardere SCA....................................... 619,304  17,599,256
    Lanson-BCC..........................................   8,795     292,777
    Laurent-Perrier.....................................  12,372   1,095,491
*   Le Noble Age........................................  24,612     638,193
    Lectra.............................................. 116,672   1,493,525
    Linedata Services...................................   2,105      73,988
    LISI................................................  91,883   2,251,067
    Maisons France Confort SA...........................  15,298     654,815
    Manitou BF SA.......................................  48,399     864,342
    Manutan International...............................  14,076     781,721
    Mersen.............................................. 117,956   1,712,171
#*  METabolic EXplorer SA............................... 151,621     356,444
    Metropole Television SA............................. 293,607   4,680,875
    MGI Coutier.........................................  56,309   1,026,112
    Mr Bricolage........................................  30,731     417,838
#*  Naturex.............................................  30,862   2,404,763
#   Neopost SA.......................................... 173,646   4,155,786
*   Nexans SA........................................... 175,006   6,701,672
    Nexity SA........................................... 159,595   7,223,291
#*  Nicox...............................................  61,088     500,963
*   NRJ Group...........................................  71,278     747,405
#   Oeneo SA............................................  87,193     670,054
#*  Onxeo SA(B04P0G6)...................................  38,734     144,535
#*  Onxeo SA(BPFJVR0)...................................  48,958     184,803
    Orpea............................................... 167,853  13,287,105
*   Parrot SA...........................................  30,506     683,502
*   Pierre & Vacances SA................................  25,491     798,153

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
FRANCE -- (Continued)
#   Plastic Omnium SA...................................   318,364 $10,395,152
    PSB Industries SA...................................     8,161     434,209
#   Rallye SA...........................................   120,177   1,839,271
*   Recylex SA..........................................    46,552     127,326
    Rexel SA............................................ 1,044,821  12,373,501
    Robertet SA.........................................     3,063     797,411
    Rothschild & Co.....................................    19,179     443,432
    Rubis SCA...........................................   195,671  14,639,465
    Saft Groupe SA......................................   156,473   4,090,027
    Samse SA............................................     8,068     978,998
    Sartorius Stedim Biotech............................    17,869   6,516,741
    Savencia SA.........................................    33,142   2,100,737
    SEB SA..............................................   120,657  11,779,932
    Seche Environnement SA..............................    11,799     313,205
#*  Sequana SA..........................................   289,137     992,332
#*  Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco..........................................    60,258   2,130,140
#*  Societe Internationale de Plantations d'Heveas SA...     7,523     212,275
    Societe Marseillaise du Tunnel Prado-Carenage SA....     3,434     128,368
    Societe pour l'Informatique Industrielle............    39,566     420,359
    Societe Television Francaise 1......................   621,656   6,991,301
#*  SOITEC..............................................   964,682     565,230
#*  Solocal Group.......................................   170,329   1,152,922
#   Somfy SA............................................    21,025   7,170,074
    Sopra Steria Group..................................    74,501   8,075,830
*   Spir Communication SA...............................     3,516      33,397
*   Stallergenes Greer P.L.C............................    12,201     364,055
#*  Ste Industrielle d'Aviation Latecoere SA............   292,288   1,152,021
    Stef SA.............................................    28,166   1,872,396
#*  Store Electronic....................................    12,202     236,817
    Sword Group.........................................    31,975     860,620
    Synergie SA.........................................    70,320   1,840,965
    Tarkett SA..........................................    23,019     611,700
    Technicolor SA...................................... 1,482,868  10,537,740
    Technip SA..........................................    17,170     800,028
    Teleperformance.....................................   348,982  29,075,536
#   Tessi SA............................................     6,807     989,270
#   TFF Group...........................................     5,065     531,951
#   Thermador Groupe....................................    12,774   1,198,895
    Total Gabon.........................................     1,515     220,796
*   Touax SA............................................     4,773      45,476
    Trigano SA..........................................    46,958   2,965,254
*   UBISOFT Entertainment...............................   521,852  14,334,101
    Union Financiere de France BQE SA...................    16,855     426,090
#   Vallourec SA........................................   246,190   1,080,126
#*  Valneva SE..........................................   218,939     773,784
#   Vetoquinol SA.......................................    16,625     662,748
    Vicat SA............................................    75,409   4,073,713
#   VIEL & Cie SA.......................................   161,700     579,049
#   Vilmorin & Cie SA...................................    26,220   1,853,552
    Virbac SA...........................................    22,063   4,053,174
    Vranken-Pommery Monopole SA.........................    18,262     468,649

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
FRANCE -- (Continued)
*   Worldline SA........................................   6,840 $    161,688
                                                                 ------------
TOTAL FRANCE............................................          452,619,122
                                                                 ------------
GERMANY -- (14.4%)
    Aareal Bank AG...................................... 409,233   11,198,955
    Adler Modemaerkte AG................................  41,855      415,810
*   ADVA Optical Networking SE.......................... 194,362    1,834,981
#*  AIXTRON SE.......................................... 396,410    1,434,241
*   Aligna AG........................................... 318,087           --
    All for One Steeb AG................................     569       42,243
    Allgeier SE.........................................  26,260      445,666
    Amadeus Fire AG.....................................  29,384    2,115,248
*   AS Creation Tapeten.................................   7,109      222,166
    Aurubis AG.......................................... 178,175    7,264,257
#   Axel Springer SE.................................... 191,414    9,967,395
#   Balda AG............................................ 128,733      348,150
    Basler AG...........................................   3,576      197,737
    Bauer AG............................................  33,835      518,471
#   BayWa AG(5838057)...................................  73,868    2,163,297
    BayWa AG(5838068)...................................     124        4,268
    Bechtle AG..........................................  80,333    7,092,121
#   Bertrandt AG........................................  27,357    3,028,134
    Bijou Brigitte AG...................................  19,236    1,166,109
#   Bilfinger SE........................................ 161,796    7,141,865
#   Biotest AG..........................................  60,306      988,408
*   BKN International AG................................  33,408           --
    Borussia Dortmund GmbH & Co. KGaA................... 473,904    2,025,224
    CANCOM SE...........................................  77,352    3,416,250
    Carl Zeiss Meditec AG............................... 160,352    4,740,110
    CENIT AG............................................  50,676    1,048,769
    CENTROTEC Sustainable AG............................  40,533      557,297
    Cewe Stiftung & Co. KGAA............................  30,523    1,621,993
    Comdirect Bank AG................................... 173,523    1,906,443
    CompuGroup Medical AG............................... 118,345    4,759,602
*   Constantin Medien AG................................ 340,089      704,746
*   CropEnergies AG..................................... 114,550      516,209
    CTS Eventim AG & Co. KGaA........................... 216,083    7,948,820
    Data Modul AG.......................................  11,455      465,206
*   DEAG Deutsche Entertainment AG......................  13,697       47,786
#   Delticom AG.........................................  28,981      569,481
    Deutsche Beteiligungs AG............................  31,735      945,187
    Deutsche EuroShop AG................................  99,310    4,247,409
*   Deutsche Lufthansa AG...............................  28,830      422,753
    Deutz AG............................................ 599,311    1,950,898
#*  Dialog Semiconductor P.L.C.......................... 364,163   11,140,901
    DIC Asset AG........................................  76,202      740,424
    DMG Mori AG......................................... 308,295   12,325,283
    Dr Hoenle AG........................................  25,078      643,816
    Draegerwerk AG & Co. KGaA...........................   8,894      542,921
#   Drillisch AG........................................ 220,824    9,085,837
    Duerr AG............................................ 133,802    9,060,333
    Eckert & Ziegler AG.................................  17,297      342,621
    Elmos Semiconductor AG..............................  53,117      809,326

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
GERMANY -- (Continued)
    ElringKlinger AG....................................   130,170 $ 3,292,414
    Erlus AG............................................     2,970     193,653
*   Euromicron AG.......................................    32,612     245,405
*   Evotec AG........................................... 1,103,203   4,123,769
    Fielmann AG.........................................   120,175   9,067,431
*   First Sensor AG.....................................    19,888     235,911
    Francotyp-Postalia Holding AG Class A...............    53,729     256,610
    Fraport AG Frankfurt Airport Services Worldwide.....    34,336   2,082,535
    Freenet AG..........................................   652,809  20,300,981
    Fuchs Petrolub SE...................................   152,541   5,399,015
    Gerresheimer AG.....................................   201,267  14,299,967
#   Gerry Weber International AG........................    92,101   1,231,335
    Gesco AG............................................    14,489   1,070,529
    GFK SE..............................................    76,236   2,315,636
    GFT Technologies SE.................................    93,571   2,802,234
    Grammer AG..........................................    79,765   2,343,910
    Grenkeleasing AG....................................    38,535   7,415,274
*   H&R AG..............................................    10,743     103,233
    Hamburger Hafen und Logistik AG.....................    38,821     539,498
#*  Heidelberger Druckmaschinen AG...................... 1,385,127   2,749,553
    Highlight Communications AG.........................    94,846     581,175
    Hochtief AG.........................................    79,951   7,343,292
    Homag Group AG......................................     1,403      54,464
    Hornbach Baumarkt AG................................    15,658     435,470
    Hugo Boss AG........................................     9,828     782,728
    Indus Holding AG....................................   131,598   6,010,230
#   Init Innovation In Traffic Systems AG...............    23,180     349,672
    Isra Vision AG......................................    18,038   1,181,104
    Jenoptik AG.........................................   237,664   3,203,476
    K+S AG..............................................   292,052   6,174,134
*   Kampa AG............................................     7,101          84
    KION Group AG.......................................   256,895  12,681,990
#   Kloeckner & Co. SE..................................   555,392   4,813,437
*   Koenig & Bauer AG...................................    66,442   2,020,894
#*  Kontron AG..........................................   437,004   1,574,608
    Krones AG...........................................    75,044   8,090,703
    KSB AG..............................................     3,466   1,347,737
#   KUKA AG.............................................   137,716  10,587,730
    KWS Saat SE.........................................    16,076   4,475,181
    Lanxess AG..........................................   467,967  19,321,018
    LEG Immobilien AG...................................   289,571  23,505,137
    Leifheit AG.........................................    12,090     612,820
#   Leoni AG............................................   157,919   5,514,104
#   LPKF Laser & Electronics AG.........................   112,621     827,515
#*  Manz AG.............................................    17,759     575,327
*   MasterFlex SE.......................................    19,347     121,581
*   Mediclin AG.........................................    88,966     421,781
#*  Medigene AG.........................................    49,009     414,391
    MLP AG..............................................   238,272     785,126
    Mobotix AG..........................................     2,380      36,777
    MTU Aero Engines AG.................................   247,538  22,726,776
    MVV Energie AG......................................    31,683     753,619
    Nemetschek AG.......................................   110,040   5,050,824

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
GERMANY -- (Continued)
    Nexus AG............................................  48,934 $   927,026
*   Nordex SE........................................... 307,691   9,972,755
    Norma Group SE...................................... 180,195   9,026,555
#   OHB SE..............................................  34,489     744,636
#   Osram Licht AG...................................... 343,036  15,315,346
#*  Paion AG............................................ 134,475     328,018
*   Patrizia Immobilien AG.............................. 202,336   5,173,143
    Pfeiffer Vacuum Technology AG.......................  54,190   4,992,730
    PNE Wind AG......................................... 367,537     743,968
    Progress-Werk Oberkirch AG..........................   7,571     261,177
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie...........................  27,232     393,385
#   Puma SE.............................................  10,528   2,128,577
#*  PVA TePla AG........................................  46,019     150,749
*   QIAGEN NV........................................... 449,947  10,278,829
#   QSC AG.............................................. 247,203     399,819
#   R Stahl AG..........................................  14,952     489,359
    Rational AG.........................................  14,996   6,725,031
    Rheinmetall AG...................................... 223,411  15,962,691
    RHOEN-KLINIKUM AG................................... 261,051   7,581,115
#   RIB Software AG.....................................  77,072     820,054
    SAF-Holland SA...................................... 248,917   2,882,170
    Salzgitter AG....................................... 196,440   4,195,972
#   Schaltbau Holding AG................................  28,415   1,572,221
    Schloss Wachenheim AG...............................   7,479     118,734
*   SER Systems AG......................................   9,400          --
#*  SGL Carbon SE....................................... 290,083   2,962,438
    SHW AG..............................................  15,679     379,246
*   Singulus Technologies AG............................ 245,506      37,306
    Sixt SE.............................................  80,910   3,756,765
*   SKW Stahl-Metallurgie Holding AG....................  28,224     119,841
#*  SMA Solar Technology AG.............................  59,062   2,916,010
#*  SMT Scharf AG.......................................  18,103     175,525
    Softing AG..........................................  21,576     253,334
    Software AG......................................... 309,788  10,480,551
*   Solarworld AG.......................................     774       6,962
    Stada Arzneimittel AG............................... 274,278   9,502,266
    STRATEC Biomedical AG...............................  27,911   1,638,912
#   Stroeer SE.......................................... 116,515   6,856,839
    Suedzucker AG....................................... 431,457   6,526,394
*   Suess MicroTec AG................................... 105,674   1,022,912
    Surteco SE..........................................  23,681     511,878
#   TAG Immobilien AG................................... 567,830   6,684,629
    Takkt AG............................................ 160,610   2,982,435
    Technotrans AG......................................  32,047     620,546
    TLG Immobilien AG...................................     964      18,395
#*  Tom Tailor Holding AG............................... 108,631     528,200
#*  Tomorrow Focus AG................................... 114,390     380,361
    USU Software AG.....................................   3,377      69,542
    VERBIO Vereinigte BioEnergie AG.....................  55,878     354,562
*   Vossloh AG..........................................  52,719   3,022,457
#   VTG AG..............................................  80,128   2,286,373
#   Wacker Chemie AG....................................  77,716   5,688,505

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Wacker Neuson SE....................................   113,712 $  1,609,794
    Washtec AG..........................................    12,603      373,804
*   Wincor Nixdorf AG...................................   158,021    8,012,629
    XING AG.............................................    15,678    3,002,873
#   Zeal Network SE.....................................    31,533    1,148,625
                                                                   ------------
TOTAL GERMANY...........................................            557,733,934
                                                                   ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA.................................     3,810           --
*   Alysida SA..........................................     2,376           --
*   Atlantic Supermarkets SA............................    34,730           --
*   Babis Vovos International Construction SA...........    21,073           --
*   Balafas SA..........................................    15,200           --
*   Elektroniki Athinon SA..............................     7,497          731
*   Etma Rayon SA.......................................    11,242           --
*   Informatics SA......................................     3,778           --
*   Ipirotiki Software & Publications SA................    22,110           --
*   Lan-Net SA..........................................    12,688           --
*   Neorion Holdings SA.................................    14,991           --
*   Promota Hellas SA...................................     8,860           --
*   T Bank SA...........................................   228,007           --
*   Themeliodomi SA.....................................    37,422           --
                                                                   ------------
TOTAL GREECE............................................                    731
                                                                   ------------
IRELAND -- (2.0%)
    C&C Group P.L.C.(B010DT8)...........................   399,607    1,553,657
    C&C Group P.L.C.(B011Y09)........................... 1,077,904    4,193,892
    Datalex P.L.C.......................................    11,523       33,563
    FBD Holdings P.L.C..................................   125,728      864,770
    Glanbia P.L.C.(4058629).............................    83,878    1,592,456
    Glanbia P.L.C.(0066950).............................   700,613   13,184,901
    IFG Group P.L.C.....................................   302,015      657,270
*   Independent News & Media P.L.C...................... 1,593,163      272,379
    Irish Continental Group P.L.C.(BLP5857).............   361,886    2,057,954
    Irish Continental Group P.L.C.(BLP59W1).............   234,200    1,289,201
    Kingspan Group P.L.C................................   580,389   14,945,305
    Paddy Power P.L.C.(BWXC0Z1).........................   157,699   23,702,048
    Paddy Power P.L.C.(BWT6H89).........................    11,062    1,652,234
    Smurfit Kappa Group P.L.C...........................   546,377   11,854,559
                                                                   ------------
TOTAL IRELAND...........................................             77,854,189
                                                                   ------------
ISRAEL -- (1.8%)
#*  Africa Israel Investments, Ltd...................... 1,160,746      482,291
    Africa Israel Properties, Ltd.......................    72,055      817,060
    Africa Israel Residences, Ltd.......................       594       10,053
#*  Airport City, Ltd...................................   316,100    2,809,682
    Albaad Massuot Yitzhak, Ltd.........................       466        4,317
#*  Allot Communications, Ltd...........................   103,066      513,703
#   Alrov Properties and Lodgings, Ltd..................    39,214      781,095
    Amot Investments, Ltd...............................   387,692    1,250,404
    Arad, Ltd...........................................     1,053        8,193
    Ashtrom Properties, Ltd.............................     3,851        9,925

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
ISRAEL -- (Continued)
#*  AudioCodes, Ltd.....................................   163,675 $  705,870
#   Avgol Industries 1953, Ltd..........................   407,132    377,485
*   Azorim-Investment Development & Construction Co.,
      Ltd...............................................   380,820    261,304
    Bayside Land Corp...................................     3,215    980,366
    Big Shopping Centers, Ltd...........................    11,471    556,012
#*  BioLine RX, Ltd.....................................    59,630     64,725
#   Blue Square Real Estate, Ltd........................    18,839    636,667
*   Brack Capital Properties NV.........................     2,625    163,997
#*  Brainsway, Ltd......................................    39,554    227,638
#*  Cellcom Israel, Ltd.................................   240,677  1,561,154
*   Ceragon Networks, Ltd...............................    95,438    119,822
#*  Clal Biotechnology Industries, Ltd..................   174,162    135,956
*   Clal Insurance Enterprises Holdings, Ltd............    84,865    939,344
    Cohen Development & Industrial Buildings, Ltd.......     2,564     45,832
#*  Compugen, Ltd.......................................   183,598    835,864
    Delek Automotive Systems, Ltd.......................   155,451  1,377,765
#   Delta-Galil Industries, Ltd.........................    45,852  1,196,037
    Direct Insurance Financial Investments, Ltd.........    60,191    383,276
    El Al Israel Airlines...............................   803,092    543,735
    Electra, Ltd........................................     8,000  1,013,111
*   Elron Electronic Industries, Ltd....................    62,094    310,164
*   Equital, Ltd........................................     7,312    119,928
#*  Evogene, Ltd........................................    70,559    467,082
*   EZchip Semiconductor, Ltd...........................   135,475  3,445,774
#   First International Bank Of Israel, Ltd.............   147,126  1,738,083
    FMS Enterprises Migun, Ltd..........................    10,489    243,292
    Formula Systems 1985, Ltd...........................    39,602  1,008,178
#   Fox Wizel, Ltd......................................    17,221    240,366
    Frutarom Industries, Ltd............................   113,108  5,727,231
#*  Gilat Satellite Networks, Ltd.......................    46,364    165,559
    Golf & Co., Ltd.....................................     9,144     11,359
#*  Hadera Paper, Ltd...................................    10,176    274,427
    Harel Insurance Investments & Financial Services,
      Ltd...............................................   462,997  1,735,145
    Hilan, Ltd..........................................     4,503     56,073
    IDI Insurance Co., Ltd..............................     6,475    295,746
#   Industrial Buildings Corp., Ltd.....................   356,888    272,688
*   Israel Discount Bank, Ltd. Class A.................. 2,847,609  4,683,428
    Israel Land Development Co., Ltd. (The).............    22,310     93,550
    Ituran Location and Control, Ltd....................    84,608  1,514,470
*   Jerusalem Oil Exploration...........................    41,987  1,595,438
#*  Kamada, Ltd.........................................   119,151    441,399
*   Kenon Holdings, Ltd.................................    15,336    138,812
    Kerur Holdings, Ltd.................................     2,133     34,664
    Klil Industries, Ltd................................       394     19,315
    Maabarot Products, Ltd..............................    21,999    269,616
    Magic Software Enterprises, Ltd.....................    91,003    517,024
    Matrix IT, Ltd......................................   176,473  1,003,155
#   Maytronics, Ltd.....................................    80,788    192,451
#*  Mazor Robotics, Ltd.................................   180,104    978,243
    Meitav DS Investments, Ltd..........................    38,130     98,110
#   Melisron, Ltd.......................................    52,894  1,678,320
*   Menorah Mivtachim Holdings, Ltd.....................   117,130    896,364

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
    Migdal Insurance & Financial Holding, Ltd...........    351,162 $   230,092
#   Mivtach Shamir Holdings, Ltd........................     22,547     408,417
*   Naphtha Israel Petroleum Corp., Ltd.................    158,384     717,639
#   Neto ME Holdings, Ltd...............................      5,411     317,684
#*  Nova Measuring Instruments, Ltd.....................    111,079   1,019,868
#*  Oil Refineries, Ltd.................................  5,367,932   2,221,498
    Osem Investments, Ltd...............................     61,591   1,030,557
#*  Partner Communications Co., Ltd.....................    379,431   1,719,680
    Paz Oil Co., Ltd....................................     20,754   3,224,726
*   Perion Network, Ltd.................................     16,455      40,140
*   Phoenix Holdings, Ltd. (The)........................    270,273     559,490
    Plasson Industries, Ltd.............................     13,484     336,929
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     32,629   1,419,791
    Sapiens International Corp. NV......................     80,760     805,674
#   Shikun & Binui, Ltd.................................    928,938   1,446,665
#*  Shufersal, Ltd......................................    369,124   1,169,655
*   Space Communication, Ltd............................     17,611     138,712
#   Strauss Group, Ltd..................................    121,404   1,679,251
*   Summit Real Estate Holdings, Ltd....................     29,756     131,842
#*  Tower Semiconductor, Ltd............................    228,562   2,900,291
*   Union Bank of Israel................................    126,346     386,079
                                                                    -----------
TOTAL ISRAEL............................................             70,982,817
                                                                    -----------
ITALY -- (9.1%)
*   A.S. Roma SpA.......................................    100,049      46,325
#   A2A SpA.............................................  6,379,077   7,649,115
    ACEA SpA............................................    277,652   4,126,878
*   Aedes SIIQ SpA......................................    691,904     318,302
#*  Aeffe SpA...........................................    167,738     256,476
#   Alerion Cleanpower SpA..............................    119,152     277,920
    Amplifon SpA........................................    459,258   3,850,097
    Anima Holding SpA...................................    690,273   5,075,627
    Ansaldo STS SpA.....................................    567,271   6,062,972
*   Arnoldo Mondadori Editore SpA.......................    694,646     632,839
    Ascopiave SpA.......................................    351,354     840,723
#   Astaldi SpA.........................................    250,433   1,261,805
*   Autogrill SpA.......................................    625,210   5,313,707
    Azimut Holding SpA..................................    573,550  12,076,982
#*  Banca Carige SpA....................................  1,893,751   1,490,485
    Banca Finnat Euramerica SpA.........................    616,149     265,643
    Banca Generali SpA..................................    257,872   7,033,352
    Banca IFIS SpA......................................    147,336   4,621,404
    Banca Mediolanum SpA................................    762,499   5,088,255
*   Banca Monte dei Paschi di Siena SpA.................  1,988,429   1,443,312
    Banca Popolare dell'Emilia Romagna SC...............  2,548,728  15,281,409
#*  Banca Popolare dell'Etruria e del Lazio SC..........  1,058,027     125,275
    Banca Popolare di Milano Scarl...................... 22,383,595  18,376,902
    Banca Popolare di Sondrio SCARL.....................  2,020,211   7,749,565
#   Banca Profilo SpA...................................  1,221,744     305,874
#   Banco di Desio e della Brianza SpA..................    224,677     570,688
*   Banco Popolare SC...................................  1,297,814  12,088,406
    BasicNet SpA........................................    163,532     726,933

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
ITALY -- (Continued)
*   Beghelli SpA........................................   403,187 $   183,604
    Biesse SpA..........................................    58,289     791,588
    Brembo SpA..........................................   161,253   6,616,143
*   Brioschi Sviluppo Immobiliare SpA...................   174,780      14,078
#   Brunello Cucinelli SpA..............................    97,526   1,632,193
    Buzzi Unicem SpA....................................   409,864   6,211,103
#   Cairo Communication SpA.............................   130,659     565,253
*   Caltagirone Editore SpA.............................     6,277       6,255
*   Carraro SpA.........................................   113,633     186,636
    Cembre SpA..........................................    39,007     582,104
    Cementir Holding SpA................................   325,211   1,744,890
    Cerved Information Solutions SpA....................   200,925   1,660,587
*   CIR-Compagnie Industriali Riunite SpA............... 1,860,505   1,794,986
    Credito Emiliano SpA................................   397,014   2,657,010
*   Credito Valtellinese SC............................. 5,732,088   5,336,041
#*  d'Amico International Shipping SA...................   830,428     436,558
    Danieli & C Officine Meccaniche SpA.................    64,484   1,250,996
    Datalogic SpA.......................................   101,262   1,705,778
    Davide Campari-Milano SpA........................... 1,476,589  12,953,077
    De' Longhi SpA......................................   269,813   6,454,753
    DeA Capital SpA.....................................   249,176     352,098
#   Delclima SpA........................................   230,295   1,127,745
    DiaSorin SpA........................................   105,633   5,559,716
#   Ei Towers SpA.......................................    85,321   4,964,457
    El.En. SpA..........................................    11,798     486,625
    Elica SpA...........................................     4,665       8,383
    Engineering SpA.....................................    25,068   1,596,041
    ERG SpA.............................................   268,637   3,370,626
    Esprinet SpA........................................   158,082   1,286,765
*   Eurotech SpA........................................    90,850     134,153
    Falck Renewables SpA................................   492,858     504,188
    FinecoBank Banca Fineco SpA.........................   568,678   4,419,705
    FNM SpA.............................................   627,039     281,720
#*  Geox SpA............................................   377,829   1,464,743
*   Gruppo Editoriale L'Espresso SpA....................   127,009     116,706
#   Gruppo MutuiOnline SpA..............................    99,336     821,375
    Hera SpA............................................ 2,988,539   8,388,476
*   IMMSI SpA........................................... 1,202,186     447,162
    Industria Macchine Automatiche SpA..................    59,958   2,931,211
*   Intek Group SpA..................................... 1,768,514     589,272
    Interpump Group SpA.................................   353,040   4,492,972
    Iren SpA............................................ 2,540,951   3,753,546
    Italcementi SpA.....................................   926,791  10,389,405
    Italmobiliare SpA...................................    45,336   1,712,953
*   Juventus Football Club SpA.......................... 1,857,497     509,882
    La Doria SpA........................................    54,136     711,669
#*  Landi Renzo SpA.....................................   203,171     142,654
#*  Maire Tecnimont SpA.................................   628,389   1,507,738
    MARR SpA............................................   169,025   3,240,336
    Mediaset SpA........................................ 3,479,950  11,681,942
    Moleskine SpA.......................................   109,161     191,871
    Moncler SpA.........................................   300,019   4,448,224
    Nice SpA............................................    71,162     174,467

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Parmalat SpA........................................ 1,264,844 $  3,286,295
#   Piaggio & C SpA.....................................   851,089    1,789,175
#*  Prelios SpA.........................................    67,017       15,846
#   Prima Industrie SpA.................................    15,358      189,210
    Prysmian SpA........................................   991,595   20,402,184
#*  RCS MediaGroup SpA.................................. 1,025,850      634,640
    Recordati SpA.......................................   474,431   11,758,845
*   Reno de Medici SpA..................................   840,050      296,270
    Reply SpA...........................................    21,983    2,887,649
#*  Retelit SpA.........................................   513,158      288,127
*   Richard-Ginori 1735 SpA.............................     8,489           --
#   Sabaf SpA...........................................    25,688      288,529
    SAES Getters SpA....................................    30,068      404,882
*   Safilo Group SpA....................................   159,815    1,729,383
#*  Saipem SpA.......................................... 1,172,561      726,768
    Salini Impregilo SpA................................ 1,045,957    4,072,500
#   Salvatore Ferragamo SpA.............................   206,532    4,671,402
*   Saras SpA........................................... 1,268,265    2,662,150
    SAVE SpA............................................    85,250    1,162,027
    Servizi Italia SpA..................................    34,833      138,286
#*  Snai SpA............................................   117,457       91,429
    Societa Cattolica di Assicurazioni SCRL.............   681,970    4,856,582
    Societa Iniziative Autostradali e Servizi SpA.......   319,349    3,029,742
*   Sogefi SpA..........................................   243,264      454,959
    SOL SpA.............................................   161,050    1,279,000
#   Tamburi Investment Partners SpA.....................   122,814      402,332
*   Tiscali SpA......................................... 8,021,199      403,821
#   Tod's SpA...........................................    64,208    5,081,508
#   Trevi Finanziaria Industriale SpA...................   351,628      588,249
    TXT e-solutions SpA.................................    28,342      226,999
*   Uni Land SpA........................................    51,835           --
    Unipol Gruppo Finanziario SpA....................... 1,916,366    7,851,945
    Vittoria Assicurazioni SpA..........................   118,450    1,176,718
*   Yoox Net-A-Porter Group SpA.........................   280,998    9,668,369
    Zignago Vetro SpA...................................   142,878      845,906
                                                                   ------------
TOTAL ITALY.............................................            350,911,457
                                                                   ------------
NETHERLANDS -- (4.9%)
    Aalberts Industries NV..............................   558,677   17,645,728
    Accell Group........................................   131,423    2,668,717
    AFC Ajax NV.........................................    18,134      164,440
    AMG Advanced Metallurgical Group NV.................   155,390    1,416,138
    Amsterdam Commodities NV............................    92,796    2,270,646
#*  APERAM SA...........................................   270,393    8,447,055
    Arcadis NV..........................................   353,162    4,735,921
    ASM International NV................................   290,828   11,583,891
*   Atag Group NV.......................................     4,630           --
    BE Semiconductor Industries NV......................   162,042    3,283,878
    Beter Bed Holding NV................................    99,987    2,332,342
    BinckBank NV........................................   210,466    1,678,367
    Boskalis Westminster................................   191,359    7,538,253
#   Brunel International NV.............................   103,416    1,734,839
    Corbion NV..........................................   334,113    7,427,661

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
#   Delta Lloyd NV...................................... 1,303,842 $  7,713,182
    DOCdata NV..........................................    16,345       17,552
*   Fugro NV............................................   301,565    4,443,158
    Gemalto NV..........................................   171,086   10,280,775
#*  Heijmans NV.........................................   105,501      813,524
    Hunter Douglas NV...................................     8,530      342,419
    IMCD Group NV.......................................     5,542      196,468
    KAS Bank NV.........................................    80,799      861,794
    Kendrion NV.........................................    67,325    1,580,010
*   Koninklijke BAM Groep NV............................ 1,401,173    7,528,892
    Koninklijke Vopak NV................................   222,669    9,685,075
    Nederland Apparatenfabriek..........................    27,865      903,716
#*  Ordina NV...........................................   866,273      916,134
*   PostNL NV........................................... 2,511,108    9,138,131
#*  SBM Offshore NV.....................................   936,863   12,367,596
    Sligro Food Group NV................................   132,450    4,854,793
#*  SNS Reaal NV........................................   705,718           --
*   Telegraaf Media Groep NV............................   170,034      695,752
    TKH Group NV........................................   216,865    8,059,638
    TNT Express NV...................................... 2,218,089   18,922,407
*   TomTom NV...........................................   575,952    5,976,446
    USG People NV.......................................   430,618    8,036,631
    Van Lanschot NV.....................................    12,581      303,906
    Wessanen............................................   469,148    3,983,034
                                                                   ------------
TOTAL NETHERLANDS.......................................            190,548,909
                                                                   ------------
NORWAY -- (1.8%)
#   ABG Sundal Collier Holding ASA...................... 1,766,651    1,223,380
    AF Gruppen ASA......................................    15,312      221,579
#*  Akastor ASA.........................................   917,989      923,166
    Aker ASA Class A....................................    87,316    1,554,776
#   American Shipping Co. ASA...........................   196,875      577,160
*   Archer, Ltd.........................................    55,936       29,301
    Arendals Fossekompani A.S...........................        90       21,734
#   Atea ASA............................................   330,693    2,691,741
    Austevoll Seafood ASA...............................   425,892    2,732,740
*   Axactor.............................................   123,412       25,872
    Bakkafrost P/F......................................   169,646    5,650,340
#*  Biotec Pharmacon ASA................................   139,685      168,907
    Bonheur ASA.........................................    93,826      544,173
    Borregaard ASA......................................   220,207    1,117,583
#   BW LPG, Ltd.........................................   197,069    1,513,149
    BW Offshore, Ltd.................................... 3,202,396      787,704
*   Deep Sea Supply P.L.C...............................   708,301      102,459
#*  Det Norske Oljeselskap ASA..........................   465,731    2,845,233
#*  DNO ASA............................................. 1,539,886    1,031,737
*   DOF ASA.............................................    83,891       37,373
    Ekornes ASA.........................................   111,584    1,206,971
#*  Electromagnetic GeoServices ASA.....................   164,483        6,825
#   Farstad Shipping ASA................................    63,512      112,580
#*  Fred Olsen Energy ASA...............................   124,661      497,537
    Frontline, Ltd......................................   444,633      979,990
    Ganger Rolf ASA.....................................    56,880      287,911

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THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
NORWAY -- (Continued)
    Grieg Seafood ASA..................................     176,846 $   589,799
#   Hexagon Composites ASA.............................     344,201     820,832
#   Hoegh LNG Holdings, Ltd............................     183,008   1,908,146
#*  Kongsberg Automotive ASA...........................   1,995,646   1,355,452
#   Kvaerner ASA.......................................   1,616,475   1,258,596
    Leroy Seafood Group ASA............................      34,998   1,342,237
#*  Nordic Semiconductor ASA...........................     580,588   2,713,896
#*  Norske Skogindustrier ASA..........................     709,859     180,627
#*  Norwegian Air Shuttle ASA..........................     149,161   4,533,439
#   Ocean Yield ASA....................................       8,574      59,417
#*  Odfjell SE Class A.................................     134,257     372,664
    Olav Thon Eiendomsselskap ASA......................     115,054   1,766,699
#   Opera Software ASA.................................     514,924   2,635,931
#   Petroleum Geo-Services ASA.........................     545,070   1,663,348
#*  PhotoCure ASA......................................      52,582     232,351
#   Prosafe SE.........................................   1,049,727   1,710,424
    Protector Forsikring ASA...........................       8,085      66,860
#*  Q-Free ASA.........................................     179,836     196,869
#*  REC Silicon ASA....................................  14,281,005   2,190,863
    Salmar ASA.........................................     101,001   1,991,453
#*  Sevan Marine ASA...................................     124,800     260,485
#   Solstad Offshore ASA...............................      62,524     124,522
#*  Songa Offshore.....................................   4,519,417     461,672
    SpareBank 1 SMN....................................     131,684     713,974
    SpareBank 1 SR-Bank ASA............................     173,245     717,063
#   Stolt-Nielsen, Ltd.................................     119,555   1,372,985
*   Storebrand ASA.....................................      15,790      64,317
    Tomra Systems ASA..................................     647,834   6,289,386
    Veidekke ASA.......................................     383,880   4,808,914
#   Wilh Wilhelmsen ASA................................     249,256     936,384
#   Wilh Wilhelmsen Holding ASA Class A................      61,068     890,984
    XXL ASA............................................       4,241      44,637
                                                                    -----------
TOTAL NORWAY...........................................              71,167,147
                                                                    -----------
PORTUGAL -- (1.4%)
    Altri SGPS SA......................................     577,518   2,346,505
*   Banco BPI SA.......................................   2,302,313   2,519,564
#*  Banco Comercial Portugues SA Class R............... 315,057,219  13,327,828
*   Banco Espirito Santo SA............................   4,777,921          --
    Corticeira Amorim SGPS SA..........................      89,034     546,365
    CTT-Correios de Portugal SA........................     466,284   4,050,433
    EDP Renovaveis SA..................................     633,543   4,922,381
    Ibersol SGPS SA....................................      20,401     178,688
*   Impresa SGPS SA....................................     187,798     101,556
#   Mota-Engil SGPS SA.................................     386,187     609,180
    NOS SGPS SA........................................   1,025,253   7,440,187
    Novabase SGPS SA...................................      65,729     144,698
    Portucel SA........................................   2,010,412   6,730,057
    REN - Redes Energeticas Nacionais SGPS SA..........   1,280,761   3,849,914
*   Sonae Capital SGPS SA..............................      58,125      32,395
*   Sonae Industria SGPS SA............................  41,815,428     213,583
    Sonae SGPS SA......................................   4,447,452   4,987,479

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THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
PORTUGAL -- (Continued)
    Teixeira Duarte SA..................................   710,639 $   226,295
                                                                   -----------
TOTAL PORTUGAL..........................................            52,227,108
                                                                   -----------
SPAIN -- (5.2%)
    Acciona SA..........................................   128,365   9,861,338
#   Acerinox SA.........................................   641,470   5,785,239
#   Adveo Group International SA........................   104,096     649,146
    Almirall SA.........................................   289,516   5,589,586
#*  Amper SA............................................   211,940      24,466
    Applus Services SA..................................   184,889   1,509,200
    Atresmedia Corp de Medios de Comunicacion SA........   314,885   2,988,205
    Azkoyen SA..........................................    64,022     300,111
    Bankinter SA........................................   298,301   2,081,650
*   Baron de Ley........................................    13,454   1,409,278
#   Bolsas y Mercados Espanoles SHMSF SA................   410,153  12,322,359
#*  Caja de Ahorros del Mediterraneo....................   116,412          --
#*  Cementos Portland Valderrivas SA....................    68,410     379,368
    Cia de Distribucion Integral Logista Holdings SA....    66,571   1,387,793
    Cie Automotive SA...................................   249,123   3,632,978
    Clinica Baviera SA..................................     3,698      21,007
    Construcciones y Auxiliar de Ferrocarriles SA.......     8,100   2,150,018
#*  Deoleo SA...........................................   420,085     106,680
    Distribuidora Internacional de Alimentacion SA...... 2,594,077  13,983,236
#   Duro Felguera SA....................................   249,634     323,888
    Ebro Foods SA.......................................   366,900   7,190,839
*   eDreams ODIGEO SA...................................   119,770     198,864
    Elecnor SA..........................................   191,752   1,380,464
#   Ence Energia y Celulosa SA.......................... 1,137,185   3,626,445
*   Ercros SA...........................................   747,576     403,012
    Faes Farma SA....................................... 1,344,376   3,940,621
    Fluidra SA..........................................   155,559     521,898
#*  Fomento de Construcciones y Contratas SA............   652,443   4,921,215
    Gamesa Corp. Tecnologica SA......................... 1,266,922  23,676,965
    Grupo Catalana Occidente SA.........................   198,219   6,084,444
#*  Grupo Ezentis SA....................................   807,544     342,972
    Iberpapel Gestion SA................................    36,518     667,486
#*  Indra Sistemas SA...................................   564,890   5,584,874
*   Inmobiliaria Colonial SA............................ 7,397,564   4,955,580
    Inmobiliaria del Sur SA.............................     2,902      20,279
    Laboratorios Farmaceuticos Rovi SA..................    68,607   1,041,434
*   Liberbank SA........................................ 1,775,702   2,459,156
    Mediaset Espana Comunicacion SA.....................   879,043   8,548,585
    Melia Hotels International SA.......................   418,376   4,568,790
    Miquel y Costas & Miquel SA.........................    36,394   1,370,112
*   NH Hotel Group SA................................... 1,249,728   5,192,231
    Nmas1 Dinamia SA....................................    20,438     169,683
    Obrascon Huarte Lain SA.............................   624,563   3,341,738
    Papeles y Cartones de Europa SA.....................   259,752   1,372,427
*   Pescanova SA........................................    68,547          --
*   Pharma Mar SA.......................................   983,996   2,499,002
    Prim SA.............................................    39,424     375,541
#*  Promotora de Informaciones SA Class A...............   265,465   1,378,545
#   Prosegur Cia de Seguridad SA........................ 1,278,572   5,735,426

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
#*  Quabit Inmobiliaria SA.............................. 6,377,966 $    305,638
*   Realia Business SA..................................   755,842      721,724
#   Sacyr SA............................................   953,267    1,607,782
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA..............................    75,494        3,005
#*  Solaria Energia y Medio Ambiente SA.................   207,171      127,892
#   Tecnicas Reunidas SA................................   162,010    5,398,393
*   Tecnocom Telecomunicaciones y Energia SA............   146,125      184,989
#   Tubacex SA..........................................   628,121    1,135,101
#   Tubos Reunidos SA...................................   510,636      330,154
#   Vidrala SA..........................................    80,878    3,959,546
    Viscofan SA.........................................   229,641   13,764,229
*   Vocento SA..........................................   231,302      309,690
#   Zardoya Otis SA.....................................   626,534    6,600,411
                                                                   ------------
TOTAL SPAIN.............................................            200,522,728
                                                                   ------------
SWEDEN -- (8.0%)
    AAK AB..............................................   127,270    8,284,607
#   Acando AB...........................................   262,743      521,798
    AddNode Group AB....................................    22,737      149,170
    AddTech AB Class B..................................   273,182    3,737,429
    AF AB Class B.......................................   288,438    4,548,224
#*  Arcam AB............................................     6,436      132,004
*   Arise AB............................................    36,861       76,420
#   Atrium Ljungberg AB Class B.........................    92,573    1,338,797
    Avanza Bank Holding AB..............................    95,405    3,598,765
    Axfood AB...........................................   302,491    5,292,538
    B&B Tools AB Class B................................   108,172    1,384,449
*   BE Group AB.........................................    26,705        3,545
    Beijer Alma AB......................................   109,736    2,459,726
    Beijer Electronics AB...............................    53,995      309,365
    Beijer Ref AB Class B...............................    67,830    1,482,114
    Betsson AB..........................................   443,610    7,090,986
    Bilia AB Class A....................................   219,410    4,115,113
    BillerudKorsnas AB..................................   329,463    5,249,973
    BioGaia AB Class B..................................    80,262    2,407,991
    Biotage AB..........................................   183,176      495,865
    Bjorn Borg AB.......................................       757        2,656
#   Bulten AB...........................................    59,874      542,484
    Bure Equity AB......................................   316,106    2,357,586
    Byggmax Group AB....................................   255,429    2,124,725
    Castellum AB........................................   752,169   11,213,798
    Catena AB...........................................    53,725      717,876
    Cavotec SA..........................................    16,457       51,990
    Clas Ohlson AB Class B..............................   174,360    2,890,858
*   Cloetta AB Class B.................................. 1,067,829    3,433,180
    Com Hem Holding AB..................................   114,495      967,566
    Concentric AB.......................................   195,958    1,991,252
#*  Concordia Maritime AB Class B.......................   100,760      210,299
    Corem Property Group AB Class B.....................     2,296        7,236
    Dios Fastigheter AB.................................   188,686    1,240,539
*   Doro AB.............................................   132,018      893,730
    Duni AB.............................................   195,109    2,920,788
*   East Capital Explorer AB............................    47,726      270,186

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SWEDEN -- (Continued)
#   Elekta AB Class B...................................   843,424 $ 6,289,904
    Enea AB.............................................    63,008     668,357
#*  Eniro AB............................................ 1,790,180     183,247
    Fabege AB...........................................   651,224  10,096,262
    Fagerhult AB........................................    61,437   1,024,174
*   Fastighets AB Balder................................   273,718   6,115,922
    Fenix Outdoor International AG......................     8,198     359,861
    Granges AB..........................................     7,024      54,539
    Gunnebo AB..........................................   135,155     673,431
    Haldex AB...........................................   218,762   1,891,646
    Heba Fastighets AB Class B..........................    42,288     485,366
    Hemfosa Fastigheter AB..............................   501,782   4,958,372
    Hexpol AB........................................... 1,036,985   9,201,965
    HIQ International AB................................   265,970   1,546,467
    HMS Networks AB.....................................     7,040     188,623
    Holmen AB Class B...................................   264,932   7,593,051
    Hufvudstaden AB Class A.............................   256,282   3,531,577
#   Indutrade AB........................................   125,845   6,699,713
    Intrum Justitia AB..................................   385,511  12,774,462
    Inwido AB...........................................   101,364   1,123,489
#   ITAB Shop Concept AB Class B........................     8,692     255,015
    JM AB...............................................   360,265   9,921,589
    KappAhl AB..........................................   236,160     940,303
*   Karolinska Development AB Class B...................    90,079      98,670
#   Klovern AB Class B.................................. 1,982,895   1,979,277
    KNOW IT AB..........................................    37,332     247,051
    Kungsleden AB.......................................   771,883   5,161,847
    Lagercrantz Group AB Class B........................   235,329   1,843,812
    Lindab International AB.............................   273,194   1,972,861
    Loomis AB Class B...................................   308,465   9,186,427
*   Medivir AB Class B..................................   112,463     881,254
#   Mekonomen AB........................................   112,051   2,287,873
    Modern Times Group MTG AB Class B...................   264,332   7,010,823
    MQ Holding AB.......................................   147,373     735,474
    Mycronic AB.........................................   377,276   3,383,529
    NCC AB Class A......................................     9,901     334,744
    NCC AB Class B......................................   107,157   3,637,908
    Nederman Holding AB.................................     4,621     120,169
#*  Net Insight AB Class B.............................. 1,229,052     892,027
#   NetEnt AB...........................................   146,096   7,306,541
#   New Wave Group AB Class B...........................   189,623     681,439
    Nibe Industrier AB Class B..........................   367,650  10,623,917
    Nobia AB............................................   644,291   7,197,597
    Nolato AB Class B...................................   117,664   3,107,708
    Nordnet AB Class B..................................   388,808   1,549,823
    OEM International AB Class B........................    44,190     664,904
    Opus Group AB.......................................   490,957     328,030
*   Oriflame Holding AG.................................   138,456   1,950,284
    Peab AB.............................................   798,464   6,063,097
#*  Pricer AB Class B...................................   595,347     567,159
    Proact IT Group AB..................................    39,943     567,593
#   Probi AB............................................     8,661     119,279

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
#*  Qliro Group AB......................................   377,271 $    308,574
    Ratos AB Class B.................................... 1,069,160    5,732,429
*   RaySearch Laboratories AB...........................    69,336      790,475
#   Recipharm AB Class B................................    41,098      594,028
    Rezidor Hotel Group AB..............................   404,430    1,382,843
    Saab AB Class B.....................................   259,567    7,835,319
    Sagax AB Class B....................................    75,214      550,969
#*  SAS AB..............................................   764,131    2,198,645
    Scandi Standard AB..................................    55,668      357,447
#*  Seamless Distribution AB............................    16,641       15,596
    Sectra AB Class B...................................    58,461      719,945
#   Semcon AB...........................................   100,425      480,268
#*  Sensys Gatso Group AB...............................   223,860       69,760
    SkiStar AB..........................................   108,097    1,463,718
#*  SSAB AB Class A(B17H0S8)............................ 1,028,423    2,480,538
#*  SSAB AB Class A(BPRBWK4)............................   189,016      454,935
#*  SSAB AB Class B(B17H3F6)............................   172,820      363,029
*   SSAB AB Class B(BPRBWM6)............................   515,343    1,079,076
*   Sweco AB............................................    78,029    1,145,349
#   Sweco AB Class B....................................   222,125    3,266,588
*   Swedish Orphan Biovitrum AB.........................    79,301    1,003,740
    Swedol AB Class B...................................    37,176       77,564
#   Systemair AB........................................    47,772      620,405
    Thule Group AB (The)................................     1,201       14,331
*   Transcom Worldwide AB...............................    35,939      352,561
    Unibet Group P.L.C.................................. 1,048,368   11,866,030
    VBG Group AB Class B................................       137        1,752
#*  Victoria Park AB....................................    47,552       81,288
*   Victoria Park AB Class B............................   168,939      290,116
    Vitrolife AB........................................    70,710    2,227,472
    Wallenstam AB Class B...............................   785,619    5,596,349
    Wihlborgs Fastigheter AB............................   298,182    5,728,673
                                                                   ------------
TOTAL SWEDEN............................................            310,743,892
                                                                   ------------
SWITZERLAND -- (12.7%)
*   AFG Arbonia-Forster Holding AG......................   183,624    1,775,373
    Allreal Holding AG..................................    59,118    7,796,870
#   Alpiq Holding AG....................................    13,713    1,409,658
#   ALSO Holding AG.....................................    15,664      971,915
    ams AG..............................................   372,640   10,290,154
    APG SGA SA..........................................     7,581    2,947,974
    Aryzta AG...........................................    69,935    3,199,743
    Ascom Holding AG....................................   212,982    3,399,748
    Autoneum Holding AG.................................    16,300    3,556,148
    Bachem Holding AG Class B...........................    23,344    1,186,385
    Baloise Holding AG..................................   155,346   19,043,060
    Bank Coop AG........................................    30,632    1,239,280
    Banque Cantonale de Geneve..........................     3,968    1,027,168
    Banque Cantonale du Jura............................     4,442      255,093
    Banque Cantonale Vaudoise...........................     8,933    5,393,195
    Barry Callebaut AG..................................     1,514    1,733,223
#   Basler Kantonalbank.................................     5,896      394,859
    Belimo Holding AG...................................     2,156    4,889,174

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
SWITZERLAND -- (Continued)
    Bell AG.............................................     400 $ 1,404,426
    Bellevue Group AG...................................  38,832     543,092
#   Berner Kantonalbank AG..............................  22,478   4,245,090
    BFW Liegenschaften AG...............................     620      21,039
    BKW AG..............................................  64,177   2,345,338
    Bobst Group SA......................................  44,716   1,835,836
#   Bossard Holding AG Class A..........................  32,905   3,030,135
    Bucher Industries AG................................  32,790   6,723,257
    Burckhardt Compression Holding AG...................  11,640   3,633,957
    Burkhalter Holding AG...............................  20,988   2,166,727
    Calida Holding AG...................................  25,084     752,521
    Carlo Gavazzi Holding AG............................   1,415     293,235
    Cembra Money Bank AG................................  79,022   4,754,548
    Cham Paper Holding AG...............................   1,894     459,154
#*  Charles Voegele Holding AG..........................  41,895     304,421
    Cicor Technologies..................................   5,936     144,849
    Cie Financiere Tradition SA.........................   9,458     562,850
    Clariant AG......................................... 849,328  13,869,032
    Coltene Holding AG..................................  20,758   1,254,607
    Conzzeta AG.........................................   6,093   3,674,808
*   Cosmo Pharmaceuticals SA............................   7,841   1,151,111
    Daetwyler Holding AG................................  37,940   4,843,456
    DKSH Holding AG.....................................  91,087   5,608,694
    dorma+kaba Holding AG Class B.......................  16,675  10,300,939
*   Dufry AG............................................  84,442   9,156,247
    Edmond de Rothschild Suisse SA......................     152   2,360,662
    EFG International AG................................ 295,881   2,579,418
    Emmi AG.............................................  12,810   5,909,722
    Energiedienst Holding AG............................  68,912   1,680,893
    Feintool International Holding AG...................   7,642     580,878
    Flughafen Zuerich AG................................  22,078  16,278,574
    Forbo Holding AG....................................   6,853   7,273,156
    Galenica AG.........................................  10,976  15,335,527
    GAM Holding AG...................................... 925,197  12,925,524
    Gategroup Holding AG................................ 146,738   5,424,364
    Georg Fischer AG....................................  22,511  14,876,638
    Gurit Holding AG....................................   1,979   1,002,899
    Helvetia Holding AG.................................  36,269  18,900,616
    HOCHDORF Holding AG.................................   1,883     316,581
    Huber & Suhner AG...................................  68,604   2,900,143
    Implenia AG.........................................  85,074   4,174,035
    Inficon Holding AG..................................   9,382   2,662,383
    Interroll Holding AG................................   3,127   2,411,440
    Intershop Holding AG................................   7,286   2,944,441
    Jungfraubahn Holding AG.............................   3,095     285,082
    Kardex AG...........................................  36,063   2,584,515
    Komax Holding AG....................................  18,811   3,993,210
    Kudelski SA......................................... 195,049   2,678,061
    Kuoni Reisen Holding AG.............................  19,325   6,015,148
    LEM Holding SA......................................   3,773   2,771,806
    Liechtensteinische Landesbank AG....................  27,968     987,834
*   LifeWatch AG........................................  10,818     174,335
    Logitech International SA........................... 703,059  11,155,558

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    Lonza Group AG......................................    57,832 $  8,859,824
#   Luzerner Kantonalbank AG............................    16,857    6,261,112
    MCH Group AG........................................     1,404       83,817
    Metall Zug AG.......................................       862    2,123,718
#*  Meyer Burger Technology AG..........................   395,076    2,278,133
    Micronas Semiconductor Holding AG...................   149,956    1,082,006
    Mobilezone Holding AG...............................   137,467    1,930,262
    Mobimo Holding AG...................................    30,340    6,405,539
    OC Oerlikon Corp. AG................................   929,429    8,295,251
#*  Orascom Development Holding AG......................    60,240      526,010
#*  Orell Fuessli Holding AG............................     5,028      555,806
    Orior AG............................................    27,189    1,613,963
    Panalpina Welttransport Holding AG..................    63,044    6,119,645
*   Parco Industriale e Immobiliare SA..................       600           --
    Phoenix Mecano AG...................................     2,998    1,280,383
*   Plazza AG...........................................     5,852    1,134,201
    PSP Swiss Property AG...............................   201,709   17,188,749
    Rieter Holding AG...................................    17,376    3,220,893
    Romande Energie Holding SA..........................     2,625    2,382,926
    Schaffner Holding AG................................     2,950      619,749
*   Schmolz + Bickenbach AG............................. 2,457,257    1,179,694
    Schweiter Technologies AG...........................     4,417    3,630,971
    SFS Group AG........................................     9,238      600,157
    Siegfried Holding AG................................    21,833    4,023,885
#   St Galler Kantonalbank AG...........................    11,388    4,037,503
    Straumann Holding AG................................    55,594   16,879,598
#   Sulzer AG...........................................   122,816   11,201,045
    Swiss Prime Site AG.................................   113,993    9,122,642
    Swissquote Group Holding SA.........................    45,894    1,179,187
    Tamedia AG..........................................    14,493    2,411,453
    Tecan Group AG......................................    37,394    5,399,807
    Temenos Group AG....................................   318,043   15,458,926
*   Tornos Holding AG...................................     5,642       16,467
    U-Blox AG...........................................    30,554    6,162,998
    Valiant Holding AG..................................    83,882    9,153,456
    Valora Holding AG...................................    15,963    3,287,148
    Vaudoise Assurances Holding SA......................     5,091    2,489,480
    Vetropack Holding AG................................       856    1,186,422
*   Von Roll Holding AG.................................   250,484      151,057
    Vontobel Holding AG.................................   136,975    5,770,210
    VP Bank AG..........................................     4,376      359,507
    VZ Holding AG.......................................     6,758    1,808,406
#*  Walliser Kantonalbank...............................    16,716    1,245,112
    Walter Meier AG.....................................    22,913      788,831
    Ypsomed Holding AG..................................    16,382    2,283,600
    Zehnder Group AG....................................    57,019    2,008,495
    Zug Estates Holding AG..............................       612      882,714
    Zuger Kantonalbank AG...............................       606    2,829,482
                                                                   ------------
TOTAL SWITZERLAND.......................................            492,282,072
                                                                   ------------
UNITED STATES -- (0.0%)
*   Infinera Corp.......................................    34,602      530,118

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                              SHARES      VALUE++
                                                            ---------- --------------
UNITED STATES -- (Continued)
                                                                       --------------
TOTAL UNITED STATES........................................            $      530,118
                                                                       --------------
TOTAL COMMON STOCKS........................................             3,515,482,110
                                                                       --------------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
#    Biotest AG............................................     31,089        411,733
     Draegerwerk AG & Co. KGaA.............................     15,299      1,021,496
     Fuchs Petrolub SE.....................................    174,642      7,162,557
     Jungheinrich AG.......................................     81,837      6,530,741
     Sartorius AG..........................................     23,601      6,070,516
     Sixt SE...............................................     34,976      1,301,701
     STO SE & Co. KGaA.....................................      4,029        442,502
     Villeroy & Boch AG....................................     41,209        543,942
                                                                       --------------
TOTAL GERMANY..............................................                23,485,188
                                                                       --------------
TOTAL PREFERRED STOCKS.....................................                23,485,188
                                                                       --------------
RIGHTS/WARRANTS -- (0.1%)

AUSTRIA -- (0.0%)
*    Intercell AG Rights...................................    254,689             --
                                                                       --------------
ITALY -- (0.1%)
*    Saipem SpA Rights 02/11/16............................  1,172,561      3,683,684
                                                                       --------------
SWITZERLAND -- (0.0%)
*    Walliser Kantonalbank Rights 02/10/16.................     16,716             --
                                                                       --------------
TOTAL RIGHTS/WARRANTS......................................                 3,683,684
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             3,542,650,982
                                                                       --------------

                                                                          VALUE+
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund........................ 28,368,969    328,228,977
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,514,978,996)^^..................................            $3,870,879,959
                                                                       ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $  100,616,186   --    $  100,616,186
   Belgium....................         --    151,087,367   --       151,087,367
   Denmark....................         --    191,918,505   --       191,918,505
   Finland....................         --    243,735,828   --       243,735,828
   France.....................         --    452,619,122   --       452,619,122
   Germany....................         --    557,733,934   --       557,733,934
   Greece.....................         --            731   --               731
   Ireland....................         --     77,854,189   --        77,854,189
   Israel.....................         --     70,982,817   --        70,982,817
   Italy...................... $5,088,255    345,823,202   --       350,911,457
   Netherlands................         --    190,548,909   --       190,548,909
   Norway.....................     25,872     71,141,275   --        71,167,147
   Portugal...................         --     52,227,108   --        52,227,108
   Spain......................         --    200,522,728   --       200,522,728
   Sweden.....................         --    310,743,892   --       310,743,892
   Switzerland................  1,245,112    491,036,960   --       492,282,072
   United States..............    530,118                  --           530,118
Preferred Stocks
   Germany....................         --     23,485,188   --        23,485,188
Rights/Warrants
   Austria....................         --             --   --                --
   Italy......................         --      3,683,684   --         3,683,684
   Switzerland................         --             --   --                --
Securities Lending Collateral.         --    328,228,977   --       328,228,977
                               ---------- --------------   --    --------------
TOTAL......................... $6,889,357 $3,863,990,602   --    $3,870,879,959
                               ========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (78.1%)

Consumer Discretionary -- (9.2%)
    Aimia, Inc..........................................   171,864 $ 1,148,295
#*  Amaya, Inc..........................................    17,000     181,905
#   AutoCanada, Inc.....................................   130,981   1,858,735
#   BMTC Group, Inc.....................................    17,481     167,211
*   BRP, Inc............................................    41,500     459,762
#   Cineplex, Inc.......................................   294,735  10,288,059
    Cogeco Communications, Inc..........................    14,180     640,221
    Cogeco, Inc.........................................    36,765   1,405,358
#   Corus Entertainment, Inc. Class B...................   468,941   3,257,046
    DHX Media, Ltd......................................       400       2,250
    Dorel Industries, Inc. Class B......................   169,797   3,339,216
    EnerCare, Inc.......................................   438,600   4,984,304
#   Gamehost, Inc.......................................    41,992     242,798
#   Glacier Media, Inc..................................   137,300      75,466
#   goeasy, Ltd.........................................     3,600      48,466
*   Great Canadian Gaming Corp..........................   299,800   3,819,994
*   IMAX Corp...........................................   259,917   8,073,022
*   Indigo Books & Music, Inc...........................     2,302      20,540
#   Leon's Furniture, Ltd...............................   138,475   1,372,987
    Martinrea International, Inc........................   476,656   3,215,361
    MTY Food Group, Inc.................................    71,063   1,567,454
#*  Performance Sports Group, Ltd.......................    66,703     476,144
#   Pizza Pizza Royalty Corp............................    83,326     753,021
    Reitmans Canada, Ltd. Class A.......................   260,312     743,271
#   RONA, Inc...........................................   676,245   5,937,478
#*  Sears Canada, Inc...................................    50,217     220,454
    Torstar Corp. Class B...............................   283,089     472,859
*   TVA Group, Inc. Class B.............................     7,000      22,486
    Uni-Select, Inc.....................................   105,935   4,582,526
    Whistler Blackcomb Holdings, Inc....................   178,805   2,857,766
#*  Yellow Pages, Ltd...................................   147,535   1,674,500
                                                                   -----------
Total Consumer Discretionary............................            63,908,955
                                                                   -----------
Consumer Staples -- (4.1%)
    AGT Food & Ingredients, Inc.........................   125,802   3,153,806
    Andrew Peller, Ltd. Class A.........................     3,400      54,486
    Clearwater Seafoods, Inc............................    80,257     654,247
    Corby Spirit and Wine, Ltd..........................    70,767     929,483
    Cott Corp...........................................   509,721   5,228,561
    High Liner Foods, Inc...............................    83,191     912,732
#   Liquor Stores N.A., Ltd.............................   162,911     865,199
    Maple Leaf Foods, Inc...............................   317,864   5,177,854
*   Neptune Technologies & Bioressources, Inc...........    22,102      25,559
    North West Co., Inc. (The)..........................   242,310   5,280,694
    Premium Brands Holdings Corp........................   106,943   3,206,229
#   Rogers Sugar, Inc...................................   505,571   1,508,521
#*  SunOpta, Inc........................................   288,340   1,708,346
                                                                   -----------
Total Consumer Staples..................................            28,705,717
                                                                   -----------
Energy -- (14.9%)
*   Advantage Oil & Gas, Ltd............................ 1,100,531   6,009,752

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Energy -- (Continued)
    AKITA Drilling, Ltd. Class A........................    40,600 $  188,379
#*  Athabasca Oil Corp..................................   828,343    875,114
#*  Bankers Petroleum, Ltd.............................. 1,376,399    874,434
    Baytex Energy Corp..................................    91,162    192,619
#*  Bellatrix Exploration, Ltd..........................   967,258  1,187,582
*   Birchcliff Energy, Ltd..............................   530,916  1,906,280
#*  BlackPearl Resources, Inc........................... 1,397,501    588,568
#*  BNK Petroleum, Inc..................................    49,086      8,409
#   Bonavista Energy Corp............................... 1,035,276  1,418,895
    Bonterra Energy Corp................................   175,395  2,029,519
#*  Boulder Energy, Ltd.................................   261,638    293,220
#   Calfrac Well Services, Ltd..........................   389,570    403,224
#*  Canacol Energy, Ltd.................................   452,342    845,981
#   Canadian Energy Services & Technology Corp..........   953,842  2,662,233
#   Canyon Services Group, Inc..........................   309,470    947,695
    Cathedral Energy Services, Ltd......................     8,119      2,057
#*  Cequence Energy, Ltd................................   863,916    178,839
#*  Chinook Energy, Inc.................................   496,199    157,619
*   Corridor Resources, Inc.............................    25,746      7,535
#*  Crew Energy, Inc....................................   767,471  2,114,668
#*  Delphi Energy Corp..................................   901,739    502,075
#*  Denison Mines Corp.................................. 2,178,471    995,233
#   Enbridge Income Fund Holdings, Inc..................   251,755  5,260,096
    Enerflex, Ltd.......................................   436,563  4,004,450
#*  Energy Fuels, Inc...................................    76,572    180,375
#   Enerplus Corp.......................................   364,233  1,154,397
    Ensign Energy Services, Inc.........................   758,725  3,590,796
#*  Epsilon Energy, Ltd.................................   260,061    501,224
#*  Essential Energy Services Trust.....................   628,241    242,166
*   Gasfrac Energy Services, Inc........................    91,560          9
    Gibson Energy, Inc..................................   150,074  1,663,680
*   Gran Tierra Energy, Inc............................. 1,395,612  3,187,921
    Granite Oil Corp....................................   195,608  1,105,871
#*  Ithaca Energy, Inc.................................. 1,599,055    485,116
#*  Kelt Exploration, Ltd...............................   251,041    695,295
#*  Lightstream Resources, Ltd.......................... 1,035,197    251,244
#   Long Run Exploration, Ltd...........................   849,601    194,070
    McCoy Global, Inc...................................    51,537     77,256
#   Mullen Group, Ltd...................................   536,825  5,755,665
    Newalta Corp........................................   272,371    548,281
    North American Energy Partners, Inc.................   129,534    218,217
*   NuVista Energy, Ltd.................................   707,869  2,273,831
#   Pacific Exploration and Production Corp.............   463,400    267,938
#*  Painted Pony Petroleum, Ltd.........................   524,254  1,571,752
*   Parex Resources, Inc................................   586,904  3,866,888
#   Parkland Fuel Corp..................................   414,677  6,571,368
    Pason Systems, Inc..................................   356,252  4,559,639
#   Pengrowth Energy Corp............................... 2,540,243  2,121,553
#   Penn West Petroleum, Ltd............................   535,640    386,178
    Perpetual Energy, Inc...............................   581,498     20,754
#   PHX Energy Services Corp............................   135,274    144,843
    Precision Drilling Corp............................. 1,736,481  5,912,638
#   Pulse Seismic, Inc..................................   268,280    436,632

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Energy -- (Continued)
#*  Questerre Energy Corp. Class A......................   745,460 $     93,123
#*  RMP Energy, Inc.....................................   678,628      736,323
*   Rock Energy, Inc....................................   237,075      213,230
#   Savanna Energy Services Corp........................   472,479      401,349
#   Secure Energy Services, Inc.........................   631,339    3,375,494
    ShawCor, Ltd........................................   233,800    5,048,505
#*  Sprott Resource Corp................................   455,390      136,529
    Strad Energy Services, Ltd..........................    39,947       50,472
#   Surge Energy, Inc................................... 1,156,583    1,824,576
    TORC Oil & Gas, Ltd.................................   576,177    2,229,195
    Total Energy Services, Inc..........................   176,178    1,804,664
#   TransGlobe Energy Corp..............................   448,945      640,938
#*  Trican Well Service, Ltd............................   790,196      953,267
#*  Trilogy Energy Corp.................................   136,142      344,024
    Trinidad Drilling, Ltd.............................. 1,372,323    1,920,017
    Twin Butte Energy, Ltd..............................   460,981       24,680
#   Veresen, Inc........................................    28,600      162,915
    Western Energy Services Corp........................   406,097    1,078,365
*   Xtreme Drilling & Coil Services Corp................   224,819      268,005
#   ZCL Composites, Inc.................................    96,300      489,440
                                                                   ------------
Total Energy............................................            103,435,184
                                                                   ------------
Financials -- (7.2%)
#   AGF Management, Ltd. Class B........................   444,369    1,494,024
#   Alaris Royalty Corp.................................    52,234      886,289
    Altus Group, Ltd....................................   195,097    2,484,496
#   Brookfield Real Estate Services, Inc................     8,075       85,021
    Canaccord Genuity Group, Inc........................   623,378    2,202,670
#   Canadian Western Bank...............................   436,532    7,154,525
    Clairvest Group, Inc................................     1,900       38,125
#   Clarke, Inc.........................................    17,242      114,955
    Colliers International Group, Inc...................   161,848    7,033,554
    E-L Financial Corp., Ltd............................     1,700      819,723
#   Echelon Financial Holdings, Inc.....................    14,650      139,870
#   Equitable Group, Inc................................    51,795    1,922,209
*   Equity Financial Holdings, Inc......................       800        4,049
    Fiera Capital Corp..................................   128,737      977,773
    Firm Capital Mortgage Investment Corp...............     2,494       23,037
#   First National Financial Corp.......................     6,573      103,130
    FirstService Corp...................................   150,648    5,752,132
#   Genesis Land Development Corp.......................    76,842      119,577
#   Genworth MI Canada, Inc.............................    64,654    1,118,257
    Gluskin Sheff + Associates, Inc.....................   160,621    2,250,689
#   GMP Capital, Inc....................................   288,387      835,785
    Guardian Capital Group, Ltd. Class A................    11,327      139,637
#   Home Capital Group, Inc.............................    90,000    1,847,669
    Killam Apartment Real Estate Investment Trust.......   357,789    2,778,745
*   Kingsway Financial Services, Inc....................    14,370       60,419
    Laurentian Bank of Canada...........................   191,320    6,514,358
#*  Mainstreet Equity Corp..............................    24,994      540,594
#   Melcor Developments, Ltd............................    41,240      411,841
#   Sprott, Inc.........................................   828,988    1,136,167
#*  Street Capital Group, Inc...........................   120,227      106,418

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
Financials -- (Continued)
    TMX Group, Ltd......................................  29,076 $   843,907
                                                                 -----------
Total Financials........................................          49,939,645
                                                                 -----------
Health Care -- (1.2%)
#   Extendicare, Inc.................................... 561,871   3,689,923
*   Knight Therapeutics, Inc............................  51,775     250,208
#   Medical Facilities Corp............................. 164,269   1,635,772
*   QLT, Inc............................................ 219,010     549,518
#   Sienna Senior Living, Inc........................... 215,004   2,455,610
*   Theratechnologies, Inc..............................  10,101      11,176
    Zenith Epigenetics Corp............................. 111,820       6,466
                                                                 -----------
Total Health Care.......................................           8,598,673
                                                                 -----------
Industrials -- (11.3%)
    Aecon Group, Inc.................................... 408,101   4,226,958
#   Ag Growth International, Inc........................  88,737   1,806,538
#   Algoma Central Corp.................................  25,790     243,191
*   ATS Automation Tooling Systems, Inc................. 522,530   3,968,677
#   Badger Daylighting, Ltd............................. 213,881   3,680,970
#*  Ballard Power Systems, Inc.......................... 134,734     180,812
    Bird Construction, Inc.............................. 204,133   1,684,472
    Black Diamond Group, Ltd............................ 231,141     945,419
#   CanWel Building Materials Group, Ltd................  82,513     252,681
#   Cervus Equipment Corp...............................  34,597     321,051
#   DirectCash Payments, Inc............................  78,722     609,704
#   Exchange Income Corp................................  76,468   1,303,488
    Exco Technologies, Ltd.............................. 128,615   1,339,491
*   Heroux-Devtek, Inc.................................. 125,954   1,141,849
    HNZ Group, Inc......................................  23,088     181,948
#   Horizon North Logistics, Inc........................ 483,483     631,575
#   K-Bro Linen, Inc....................................  29,653   1,063,012
#   MacDonald Dettwiler & Associates, Ltd...............  38,059   2,364,934
    Magellan Aerospace Corp.............................  73,376     749,002
    Morneau Shepell, Inc................................ 264,411   2,763,207
    New Flyer Industries, Inc........................... 254,471   4,846,375
*   Ovivo, Inc. Class A.................................  93,231     138,426
    Richelieu Hardware, Ltd.............................  77,285   3,731,571
#   Rocky Mountain Dealerships, Inc.....................  80,214     371,038
#   Russel Metals, Inc.................................. 350,655   3,934,825
#   Stantec, Inc........................................ 453,829  11,059,834
    Stuart Olson, Inc...................................  88,659     346,181
#   Student Transportation, Inc......................... 455,153   1,608,257
    Toromont Industries, Ltd............................ 376,225   7,643,203
    Transcontinental, Inc. Class A...................... 359,276   4,729,138
    TransForce, Inc..................................... 432,009   6,475,972
#   Wajax Corp.......................................... 100,638   1,119,956
    Westjet Airlines, Ltd...............................   6,379      86,152
*   Westport Innovations, Inc...........................   3,750       7,228

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
#   Westshore Terminals Investment Corp.................   318,149 $ 2,977,324
                                                                   -----------
Total Industrials.......................................            78,534,459
                                                                   -----------
Information Technology -- (4.3%)
#*  5N Plus, Inc........................................   333,314     333,100
#   Absolute Software Corp..............................   234,888   1,118,355
#*  Avigilon Corp.......................................   161,993   1,514,818
    Calian Technologies, Ltd............................    20,637     235,847
*   Celestica, Inc......................................   327,421   2,968,268
    COM DEV International, Ltd..........................   450,151   1,972,965
    Computer Modelling Group, Ltd.......................   370,857   2,461,968
*   Descartes Systems Group, Inc. (The).................   255,838   4,554,643
    Enghouse Systems, Ltd...............................    97,257   4,173,116
#   Evertz Technologies, Ltd............................   136,281   1,721,874
#*  EXFO, Inc...........................................       686       2,081
    Mediagrif Interactive Technologies, Inc.............     9,626     104,994
*   Mitel Networks Corp.................................   261,961   1,911,085
#*  Points International, Ltd...........................    36,359     281,601
#*  Redknee Solutions, Inc..............................    76,611     149,842
#   Sandvine Corp....................................... 1,036,169   2,573,966
#*  Sierra Wireless, Inc................................   159,192   2,373,846
*   Solium Capital, Inc.................................    87,806     406,782
    Vecima Networks, Inc................................     6,059      45,413
#   Wi-Lan, Inc.........................................   780,333     857,815
                                                                   -----------
Total Information Technology............................            29,762,379
                                                                   -----------
Materials -- (18.6%)
    Acadian Timber Corp.................................    30,788     395,372
    AirBoss of America Corp.............................    80,062   1,017,277
#*  Alacer Gold Corp.................................... 1,475,888   2,296,692
    Alamos Gold, Inc. Class A........................... 1,545,462   5,041,589
#*  Almaden Minerals, Ltd. Class B......................    98,343      58,968
#*  Almadex Minerals, Ltd...............................    59,006       8,003
#   Altius Minerals Corp................................   108,800     640,731
*   Amerigo Resources, Ltd..............................   553,854      45,466
#*  Argonaut Gold, Inc..................................   645,866     493,309
*   Asanko Gold, Inc....................................   262,544     376,696
#*  AuRico Metals, Inc..................................   679,583     281,361
#*  B2Gold Corp......................................... 5,268,073   4,023,726
#*  Banro Corp..........................................    14,500       2,484
    Canam Group, Inc....................................   237,796   2,228,754
#   Canexus Corp........................................   683,986     605,427
*   Canfor Corp.........................................   214,500   2,399,325
    Canfor Pulp Products, Inc...........................   206,915   1,474,061
#*  Capstone Mining Corp................................ 2,111,821     535,153
    Cascades, Inc.......................................   477,193   3,583,461
    Centerra Gold, Inc..................................   999,634   4,552,548
#*  China Gold International Resources Corp., Ltd.......   846,660   1,184,563
*   Claude Resources, Inc............................... 1,023,200     715,780
#*  Copper Mountain Mining Corp.........................   643,331     192,875
*   Detour Gold Corp....................................   291,290   3,543,138
    Dominion Diamond Corp...............................   487,201   5,199,268

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Materials -- (Continued)
#*  Dundee Precious Metals, Inc.........................   646,222 $  493,581
#*  Eastern Platinum, Ltd...............................   310,296    167,231
*   EcoSynthetix, Inc...................................     1,500      1,312
    Eldorado Gold Corp..................................   345,567    784,426
*   Endeavour Mining Corp...............................   273,838  1,673,246
#*  Endeavour Silver Corp...............................   536,376    666,210
*   Exeter Resource Corp................................    70,137     26,034
#*  First Majestic Silver Corp..........................   652,877  1,957,373
#*  Fortress Paper, Ltd. Class A........................    16,706     52,352
*   Fortuna Silver Mines, Inc...........................   876,406  2,227,144
#*  Golden Star Resources, Ltd..........................   966,462    186,269
#*  Great Panther Silver, Ltd...........................   700,801    360,180
*   Guyana Goldfields, Inc..............................   282,783    740,819
*   Hanfeng Evergreen, Inc..............................    45,837      4,234
    HudBay Minerals, Inc................................ 1,398,004  2,754,294
#*  IAMGOLD Corp........................................ 2,443,241  3,557,864
#*  Imperial Metals Corp................................   236,915    767,788
#*  Interfor Corp.......................................   381,931  2,958,064
*   International Tower Hill Mines, Ltd.................    13,001      2,923
    Intertape Polymer Group, Inc........................   324,227  3,749,359
#*  Katanga Mining, Ltd.................................   463,844     56,288
*   Kinross Gold Corp...................................   484,119    798,283
#*  Kirkland Lake Gold, Inc.............................   461,108  1,642,465
#*  Lake Shore Gold Corp................................ 2,928,516  2,654,876
    Lucara Diamond Corp................................. 1,384,065  2,272,360
*   Lundin Mining Corp..................................   112,173    277,850
    Major Drilling Group International, Inc.............   559,212  2,131,624
    Mandalay Resources Corp............................. 1,149,842    640,215
    Minco Base Metals Corp..............................     2,780         --
*   Nautilus Minerals, Inc..............................    89,354     18,178
    Nevsun Resources, Ltd............................... 1,171,411  3,185,863
*   New Gold, Inc....................................... 2,304,655  5,675,680
    Norbord, Inc........................................   115,280  2,012,814
#*  Northern Dynasty Minerals, Ltd......................   148,624     40,315
#*  Novagold Resources, Inc.............................   550,799  2,319,733
    OceanaGold Corp..................................... 2,038,216  4,204,757
    Osisko Gold Royalties, Ltd..........................   149,942  1,524,139
    Pan American Silver Corp............................   990,673  6,576,671
*   Phoscan Chemical Corp...............................   432,579     69,477
    Platinum Group Metals, Ltd..........................    24,189     27,626
#*  Polymet Mining Corp.................................   613,665    455,573
#*  Primero Mining Corp................................. 1,071,138  2,668,478
#*  RB Energy, Inc......................................   396,013        436
*   Richmont Mines, Inc.................................   231,043    831,220
#*  Rubicon Minerals Corp...............................   491,305     10,521
#*  Sabina Gold & Silver Corp...........................   383,055    177,733
#*  Sandstorm Gold, Ltd.................................   634,160  1,444,051
#*  Seabridge Gold, Inc.................................   111,235    689,214
#*  SEMAFO, Inc......................................... 1,595,446  3,986,053
#   Sherritt International Corp......................... 1,970,361    984,548
#*  Silver Standard Resources, Inc......................   571,298  2,487,628
*   St Andrew Goldfields, Ltd...........................   774,028    248,635
    Stella-Jones, Inc...................................   187,800  5,674,619

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
Materials -- (Continued)
#*   Stornoway Diamond Corp............................    297,297 $    150,675
     Tahoe Resources, Inc..............................     74,710      580,230
#*   Tanzanian Royalty Exploration Corp................    298,950       90,694
#*   Taseko Mines, Ltd.................................    960,266      363,296
#*   Tembec, Inc.......................................    403,476      267,851
#*   Teranga Gold Corp.................................  1,849,263      528,022
#*   Thompson Creek Metals Co., Inc....................  1,092,468      171,563
*    Timminco, Ltd.....................................     69,822           59
#*   Timmins Gold Corp.................................    910,674      123,512
*    Wesdome Gold Mines, Ltd...........................    314,464      298,549
#    Western Forest Products, Inc......................  2,201,509    3,284,427
     Winpak, Ltd.......................................    111,223    3,556,056
     Yamana Gold, Inc..................................    187,357      322,314
                                                                   ------------
Total Materials........................................             129,551,901
                                                                   ------------
Telecommunication Services -- (0.5%)
#    Axia NetMedia Corp................................    185,467      379,963
#    Manitoba Telecom Services, Inc....................    161,284    3,474,589
                                                                   ------------
Total Telecommunication Services.......................               3,854,552
                                                                   ------------
Utilities -- (6.8%)
     Algonquin Power & Utilities Corp..................  1,054,815    8,658,985
#*   Alterra Power Corp................................  1,104,421      358,706
     Boralex, Inc. Class A.............................    167,168    1,823,347
     Capital Power Corp................................    523,509    7,040,410
     Capstone Infrastructure Corp......................    555,800    1,912,311
#    Innergex Renewable Energy, Inc....................    512,927    4,291,173
#    Just Energy Group, Inc............................    727,176    4,832,614
#*   Maxim Power Corp..................................     92,234      198,834
#    Northland Power, Inc..............................    536,896    7,450,395
#    Superior Plus Corp................................    689,743    5,135,284
     TransAlta Corp....................................    296,285    1,040,561
#    TransAlta Renewables, Inc.........................    126,046      897,951
#    Valener, Inc......................................    263,746    3,614,764
                                                                   ------------
Total Utilities........................................              47,255,335
                                                                   ------------
TOTAL COMMON STOCKS....................................             543,546,800
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (21.9%)
(S)@ DFA Short Term Investment Fund.................... 13,179,459  152,486,336
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,130,263,437)^^..............................            $696,033,136
                                                                   ============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 63,908,955           --   --    $ 63,908,955
    Consumer Staples...........   28,705,717           --   --      28,705,717
    Energy.....................  103,435,175 $          9   --     103,435,184
    Financials.................   49,939,645           --   --      49,939,645
    Health Care................    8,592,207        6,466   --       8,598,673
    Industrials................   78,534,459           --   --      78,534,459
    Information Technology.....   29,762,379           --   --      29,762,379
    Materials..................  129,547,231        4,670   --     129,551,901
    Telecommunication Services.    3,854,552           --   --       3,854,552
    Utilities..................   47,255,335           --   --      47,255,335
 Securities Lending Collateral.           --  152,486,336   --     152,486,336
                                ------------ ------------   --    ------------
 TOTAL......................... $543,535,655 $152,497,481   --    $696,033,136
                                ============ ============   ==    ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (94.4%)

BRAZIL -- (4.4%)
    AMBEV SA............................................   855,320 $ 4,002,721
    AMBEV SA ADR........................................ 5,984,451  27,947,386
    Banco Bradesco SA...................................   910,139   4,484,147
    Banco do Brasil SA.................................. 2,307,168   8,043,996
    Banco Santander Brasil SA...........................   608,057   1,996,175
    BB Seguridade Participacoes SA......................   960,073   5,572,519
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros........................................... 3,537,508   9,132,381
#   Braskem SA Sponsored ADR............................   165,709   1,986,851
    BRF SA..............................................   577,166   6,966,953
    BRF SA ADR..........................................   539,479   6,543,880
    BTG Pactual Group...................................    26,800     113,030
    CCR SA.............................................. 1,694,968   5,437,215
*   Centrais Eletricas Brasileiras SA...................   368,500     538,121
#   Centrais Eletricas Brasileiras SA ADR...............    86,923     219,046
*   Centrais Eletricas Brasileiras SA Sponsored ADR.....   100,200     142,284
    CETIP SA - Mercados Organizados.....................   492,000   4,719,635
#   Cia Brasileira de Distribuicao ADR..................    85,830     819,677
    Cia de Saneamento Basico do Estado de Sao Paulo.....   424,900   2,273,049
    Cia de Saneamento Basico do Estado de Sao Paulo ADR.   178,668     948,727
    Cia Energetica de Minas Gerais......................    96,887     140,828
#   Cia Siderurgica Nacional SA Sponsored ADR...........   241,268     185,776
    Cielo SA............................................ 1,255,720  10,682,481
    Cosan Logistica SA..................................   177,069      23,045
    Cosan SA Industria e Comercio.......................   243,308   1,534,568
*   CPFL Energia SA.....................................   215,566     876,087
#*  CPFL Energia SA ADR.................................    65,545     537,469
    Embraer SA..........................................    29,370     211,990
    Embraer SA ADR......................................   302,941   8,718,642
    Fibria Celulose SA Sponsored ADR....................   488,398   5,396,798
    Gerdau SA...........................................   186,232     121,249
#   Gerdau SA Sponsored ADR.............................   577,984     525,965
*   Hypermarcas SA......................................   561,762   3,150,397
    Itau Unibanco Holding SA............................   388,933   2,207,389
    JBS SA.............................................. 2,197,353   5,952,931
    Klabin SA...........................................   996,400   5,237,781
    Kroton Educacional SA............................... 2,330,359   4,970,822
    Lojas Americanas SA.................................   248,137     714,172
    Lojas Renner SA..................................... 1,219,120   5,419,109
    M Dias Branco SA....................................    40,100     582,631
    Multiplan Empreendimentos Imobiliarios SA...........   112,800   1,171,512
    Natura Cosmeticos SA................................   262,650   1,473,691
*   Petroleo Brasileiro SA.............................. 2,305,200   4,027,288
#*  Petroleo Brasileiro SA Sponsored ADR................ 1,005,405   3,488,755
    Porto Seguro SA.....................................   246,281   1,613,620
    Raia Drogasil SA....................................   388,800   4,039,452
    Tim Participacoes SA................................ 1,162,813   1,859,839
    Tim Participacoes SA ADR............................    63,679     503,701
    Tractebel Energia SA................................   250,101   2,122,797
    Ultrapar Participacoes SA...........................   394,184   5,870,663
    Ultrapar Participacoes SA Sponsored ADR.............   254,308   3,801,905
    Vale SA.............................................   398,300     974,322

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
#   Vale SA Sponsored ADR.............................   1,209,916 $  2,964,294
    WEG SA............................................     721,050    2,790,041
                                                                   ------------
TOTAL BRAZIL..........................................              185,779,803
                                                                   ------------
CHILE -- (1.5%)
    AES Gener SA......................................   4,178,916    1,833,885
    Aguas Andinas SA Class A..........................   4,491,454    2,254,078
    Banco de Chile....................................   3,152,928      326,039
    Banco de Chile ADR................................      52,624    3,286,896
    Banco de Credito e Inversiones....................      68,065    2,626,878
    Banco Santander Chile ADR.........................     206,596    3,572,045
    Cencosud SA.......................................   2,323,963    4,745,987
    Cencosud SA ADR...................................       8,408       52,970
    Cia Cervecerias Unidas SA.........................      92,470    1,010,188
    Cia Cervecerias Unidas SA Sponsored ADR...........      61,058    1,318,242
    Colbun SA.........................................  13,182,819    3,343,263
    Corpbanca SA...................................... 302,429,974    2,295,024
    Corpbanca SA ADR..................................      30,902      356,918
    Embotelladora Andina SA Class A ADR...............      22,244      322,316
    Embotelladora Andina SA Class B ADR...............      21,587      363,309
    Empresa Nacional de Electricidad SA Sponsored ADR.     148,697    5,769,444
    Empresa Nacional de Telecomunicaciones SA.........     243,389    2,382,735
    Empresas CMPC SA..................................   2,386,070    5,414,630
    Empresas COPEC SA.................................     441,781    3,807,737
    Enersis SA Sponsored ADR..........................     610,581    7,198,750
    Inversiones Aguas Metropolitanas SA...............     343,821      467,370
#*  Latam Airlines Group SA Sponsored ADR.............     555,276    2,843,013
    SACI Falabella....................................     707,908    4,668,631
    Sigdo Koppers SA..................................     229,780      264,371
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     144,521    2,345,576
    Sonda SA..........................................      91,785      145,132
                                                                   ------------
TOTAL CHILE...........................................               63,015,427
                                                                   ------------
CHINA -- (13.4%)
#   AAC Technologies Holdings, Inc....................     634,000    4,066,314
    Agricultural Bank of China, Ltd. Class H..........  17,290,000    6,216,683
    Air China, Ltd. Class H...........................   1,452,000      942,121
#*  Alibaba Health Information Technology, Ltd........     994,000      504,069
#*  Alibaba Pictures Group, Ltd.......................   4,460,000      905,597
*   Aluminum Corp. of China, Ltd. ADR.................     111,380      838,691
#   Angang Steel Co., Ltd. Class H....................   1,186,000      520,528
#   Anhui Conch Cement Co., Ltd. Class H..............     906,000    1,776,440
    Anta Sports Products, Ltd.........................     769,000    1,860,971
    AviChina Industry & Technology Co., Ltd. Class H..     789,000      550,252
    Bank of China, Ltd. Class H.......................  61,469,181   24,069,539
    Bank of Communications Co., Ltd. Class H..........   6,139,515    3,753,573
    BBMG Corp. Class H................................   1,016,000      572,273
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   1,278,000    1,161,043
    Beijing Enterprises Holdings, Ltd.................     437,972    2,203,748
#   Beijing Enterprises Water Group, Ltd..............   1,654,000      827,510
    Belle International Holdings, Ltd.................   5,923,000    3,983,022
    Brilliance China Automotive Holdings, Ltd.........   1,332,000    1,284,250

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#*  Byd Co., Ltd. Class H...............................    289,386 $ 1,331,273
    China Cinda Asset Management Co., Ltd. Class H......  1,859,000     584,958
*   China CITIC Bank Corp., Ltd. Class H................  4,384,928   2,562,067
#   China Coal Energy Co., Ltd. Class H.................  2,791,777     956,175
    China Communications Construction Co., Ltd. Class H.  2,919,000   2,607,407
    China Conch Venture Holdings, Ltd...................    122,500     198,130
    China Construction Bank Corp. Class H............... 67,009,590  41,081,985
#*  China COSCO Holdings Co., Ltd. Class H..............  1,197,000     428,519
*   China Eastern Airlines Corp., Ltd. ADR..............      2,200      53,130
#*  China Eastern Airlines Corp., Ltd. Class H..........  1,100,000     538,505
    China Everbright Bank Co., Ltd. Class H.............  4,438,000   2,096,383
    China Everbright International, Ltd.................  2,019,000   2,144,448
    China Galaxy Securities Co., Ltd. Class H...........  2,966,000   2,186,385
#   China Gas Holdings, Ltd.............................  1,362,000   1,740,011
#   China Hongqiao Group, Ltd...........................  1,792,000     979,590
#   China Huishan Dairy Holdings Co., Ltd...............  2,347,000     889,156
    China International Marine Containers Group Co.,
      Ltd. Class H......................................    360,600     569,245
    China Life Insurance Co., Ltd. ADR..................    849,036  10,273,336
    China Longyuan Power Group Corp., Ltd. Class H......  3,194,000   1,908,453
    China Machinery Engineering Corp. Class H...........    180,000     124,636
    China Mengniu Dairy Co., Ltd........................  1,753,000   2,450,161
    China Merchants Bank Co., Ltd. Class H..............  3,120,554   6,065,961
    China Merchants Holdings International Co., Ltd.....    951,348   2,625,837
    China Minsheng Banking Corp., Ltd. Class H..........  4,658,500   4,140,354
    China Mobile, Ltd. Sponsored ADR....................    914,028  49,841,947
#   China Molybdenum Co., Ltd. Class H..................  1,392,966     205,485
    China National Building Material Co., Ltd. Class H..    513,916     213,663
#   China Oilfield Services, Ltd. Class H...............  1,484,000   1,079,369
    China Overseas Land & Investment, Ltd...............  3,518,000  10,301,150
*   China Overseas Property Holdings, Ltd...............  1,459,999     176,342
    China Pacific Insurance Group Co., Ltd. Class H.....  1,805,200   6,393,249
    China Petroleum & Chemical Corp. ADR................    132,615   7,467,534
    China Petroleum & Chemical Corp. Class H............  2,522,800   1,425,226
    China Power International Development, Ltd..........  3,319,000   1,482,373
#   China Railway Construction Corp., Ltd. Class H......  1,096,000   1,103,539
    China Railway Group, Ltd. Class H...................  2,246,000   1,639,453
#   China Resources Beer Holdings Company, Ltd..........    604,710     961,219
    China Resources Gas Group, Ltd......................    690,000   1,734,350
    China Resources Land, Ltd...........................  2,746,666   6,809,567
    China Resources Power Holdings Co., Ltd.............  1,674,517   2,861,511
    China Shenhua Energy Co., Ltd. Class H..............  1,817,000   2,748,224
#*  China Shipping Container Lines Co., Ltd. Class H....  2,324,000     455,141
#   China Shipping Development Co., Ltd. Class H........  1,056,000     665,989
#   China Southern Airlines Co., Ltd. Class H...........  1,624,000     986,904
#   China Southern Airlines Co., Ltd. Sponsored ADR.....     14,306     428,608
    China State Construction International Holdings,
      Ltd...............................................    696,000   1,123,960
*   China Taiping Insurance Holdings Co., Ltd...........  1,341,306   2,845,487
#   China Telecom Corp., Ltd. ADR.......................     56,720   2,656,765
    China Telecom Corp., Ltd. Class H...................  4,088,000   1,928,095
    China Unicom Hong Kong, Ltd.........................  7,864,000   8,743,153
    China Unicom Hong Kong, Ltd. ADR....................    589,865   6,541,603
    China Vanke Co., Ltd. Class H.......................  1,624,300   3,733,254
#   Chongqing Rural Commercial Bank Co., Ltd. Class H...  3,597,000   1,822,421

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    CITIC Securities Co., Ltd. Class H..................  2,116,500 $ 4,123,242
    CITIC, Ltd..........................................  5,705,000   8,104,130
    CNOOC, Ltd..........................................  5,051,000   5,167,732
#   CNOOC, Ltd. Sponsored ADR...........................    127,716  12,972,114
    COSCO Pacific, Ltd..................................  1,779,804   2,017,853
    Country Garden Holdings Co., Ltd....................  8,308,686   3,198,754
#   CRRC Corp, Ltd. Class H.............................  1,471,000   1,376,660
    CSPC Pharmaceutical Group, Ltd......................  1,466,000   1,236,031
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H......................................     96,000     131,972
#   Dalian Port PDA Co., Ltd. Class H...................    504,000     204,401
    Datang International Power Generation Co., Ltd.
      Class H...........................................  2,312,000     611,667
#   Dongfang Electric Corp., Ltd. Class H...............    297,600     241,502
    Dongfeng Motor Group Co., Ltd. Class H..............  2,212,000   2,641,926
    ENN Energy Holdings, Ltd............................    764,000   3,459,820
#   Evergrande Real Estate Group, Ltd................... 10,542,000   7,055,436
#   Fosun International, Ltd............................  1,333,222   1,762,938
*   Fullshare Holdings, Ltd.............................    782,500     183,461
#   GCL-Poly Energy Holdings, Ltd.......................  5,289,814     682,186
#   Geely Automobile Holdings, Ltd......................  3,410,000   1,459,130
    Great Wall Motor Co., Ltd. Class H..................  3,007,500   2,329,874
    Guangdong Investment, Ltd...........................  2,834,000   3,622,269
    Guangshen Railway Co., Ltd. Sponsored ADR...........     27,717     585,383
    Guangzhou Automobile Group Co., Ltd. Class H........    974,259     822,583
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................     98,000     217,748
    Guangzhou R&F Properties Co., Ltd. Class H..........  1,787,600   1,934,178
    Haier Electronics Group Co., Ltd....................    977,000   1,724,773
    Haitong Securities Co., Ltd. Class H................  2,756,400   4,204,887
#*  Hanergy Thin Film Power Group, Ltd..................  5,416,000     148,185
    Hengan International Group Co., Ltd.................    647,000   5,812,526
    Huadian Power International Corp., Ltd. Class H.....  1,628,000     975,327
    Huaneng Power International, Inc. Class H...........    988,000     809,038
    Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,138,294
#   Huishang Bank Corp., Ltd. Class H...................  1,322,000     592,960
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185  37,070,576
#   Jiangsu Expressway Co., Ltd. Class H................  1,202,000   1,447,833
    Jiangxi Copper Co., Ltd. Class H....................  1,141,000   1,162,043
    Kunlun Energy Co., Ltd..............................  6,128,000   4,623,619
    Lenovo Group, Ltd...................................  7,261,278   6,489,581
    Longfor Properties Co., Ltd.........................  1,973,500   2,528,917
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  1,406,000     260,155
    Metallurgical Corp. of China, Ltd. Class H..........  1,583,000     369,827
    New China Life Insurance Co., Ltd. Class H..........    439,800   1,512,104
    New World China Land, Ltd...........................  2,452,000   2,383,886
    People's Insurance Co. Group of China, Ltd. (The)
      Class H...........................................  6,417,000   2,574,035
    PetroChina Co., Ltd. ADR............................    125,562   7,674,349
    PetroChina Co., Ltd. Class H........................  1,724,000   1,070,250
    PICC Property & Casualty Co., Ltd. Class H..........  3,206,132   5,484,265
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500  21,002,837
*   Semiconductor Manufacturing International Corp......  3,992,000     351,812
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................    988,000     637,067
#   Shanghai Electric Group Co., Ltd. Class H...........  1,276,000     566,298
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H...........................................    180,500     434,407
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..    611,300   1,190,623

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
    Shenzhou International Group Holdings, Ltd..........   334,000 $  1,795,251
    Shimao Property Holdings, Ltd....................... 2,875,371    4,083,862
    Sihuan Pharmaceutical Holdings Group, Ltd........... 2,286,000      242,207
    Sino Biopharmaceutical, Ltd......................... 3,588,000    2,467,779
    Sino-Ocean Land Holdings, Ltd....................... 3,854,743    1,954,408
    Sinopec Engineering Group Co., Ltd. Class H.........   130,000      109,493
#*  Sinopec Oilfield Service Corp. Class H.............. 1,818,000      402,265
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H....   633,000      257,496
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     7,418      297,738
    Sinopharm Group Co., Ltd. Class H................... 1,224,000    4,347,774
#   Sun Art Retail Group, Ltd........................... 2,696,500    1,514,253
    Tencent Holdings, Ltd............................... 4,351,400   81,748,407
#   Tingyi Cayman Islands Holding Corp.................. 1,742,000    1,997,033
    Travelsky Technology, Ltd. Class H..................   454,000      694,546
#   Tsingtao Brewery Co., Ltd. Class H..................   138,000      490,976
    Uni-President China Holdings, Ltd...................   324,000      209,810
#   Want Want China Holdings, Ltd....................... 5,066,000    3,334,629
#   Weichai Power Co., Ltd. Class H.....................   861,400      826,543
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................   234,000      306,317
#   Yanzhou Coal Mining Co., Ltd. Class H...............   718,000      294,155
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   106,215      424,860
    Zhejiang Expressway Co., Ltd. Class H............... 1,410,000    1,240,228
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   253,500    1,309,656
    Zijin Mining Group Co., Ltd. Class H................ 2,555,000      581,050
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H...................................... 1,589,400      417,861
#   ZTE Corp. Class H...................................   287,685      524,298
                                                                   ------------
TOTAL CHINA.............................................            565,204,669
                                                                   ------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA..................................    77,155      320,608
    Banco de Bogota SA..................................    35,006      595,075
    Bancolombia SA......................................   325,427    2,240,564
    Bancolombia SA Sponsored ADR........................   140,271    4,137,994
    Cementos Argos SA...................................   427,348    1,275,860
*   Cemex Latam Holdings SA.............................   138,849      410,308
    Corp. Financiera Colombiana SA(B000C92).............    70,782      804,316
*   Corp. Financiera Colombiana SA(BYPK1V0).............     1,553       16,462
    Ecopetrol SA........................................ 2,771,514      869,660
#   Ecopetrol SA Sponsored ADR..........................   220,479    1,419,885
    Empresa de Energia de Bogota SA ESP................. 1,457,465      737,058
    Grupo Argos SA......................................    32,075      163,184
    Grupo Aval Acciones y Valores SA ADR................    98,607      646,862
    Grupo de Inversiones Suramericana SA................   259,115    2,825,991
    Grupo Nutresa SA....................................   201,423    1,444,478
    Interconexion Electrica SA ESP......................   609,290    1,366,146
    Isagen SA ESP....................................... 1,309,791    1,568,158
                                                                   ------------
TOTAL COLOMBIA..........................................             20,842,609
                                                                   ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.............................................   256,338    4,263,004
    Komercni banka A.S..................................    14,181    2,982,138
    O2 Czech Republic A.S...............................    17,569      179,793

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THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
CZECH REPUBLIC -- (Continued)
    Pegas Nonwovens SA..................................     5,839 $   164,249
    Philip Morris CR A.S................................       689     358,843
*   Unipetrol A.S.......................................    45,807     290,358
                                                                   -----------
TOTAL CZECH REPUBLIC....................................             8,238,385
                                                                   -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR......... 1,227,979   4,772,097
*   Egyptian Financial Group-Hermes Holding Co. GDR.....       774       1,243
*   Global Telecom Holding SAE GDR......................   640,757     731,104
                                                                   -----------
TOTAL EGYPT.............................................             5,504,444
                                                                   -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................    38,061     308,356
*   Alpha Bank AE.......................................   105,217     213,396
    Athens Water Supply & Sewage Co. SA (The)...........    43,827     222,007
*   Eurobank Ergasias SA................................       331         275
    FF Group............................................    34,149     536,401
*   Hellenic Petroleum SA...............................   112,224     474,024
    Hellenic Telecommunications Organization SA.........   340,319   2,963,124
*   JUMBO SA............................................   168,373   1,788,360
    Metka SA............................................     8,515      64,475
    Motor Oil Hellas Corinth Refineries SA..............    96,253   1,037,090
    Mytilineos Holdings SA..............................    87,326     303,852
*   National Bank of Greece SA..........................   128,189      35,429
    OPAP SA.............................................   278,698   2,065,913
*   Piraeus Bank SA.....................................    20,676       4,148
    Public Power Corp. SA...............................   144,358     549,611
    Titan Cement Co. SA.................................    61,385   1,183,692
                                                                   -----------
TOTAL GREECE............................................            11,750,153
                                                                   -----------
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.............   773,065   1,067,168
    MOL Hungarian Oil & Gas P.L.C.......................    86,115   4,187,055
    OTP Bank P.L.C......................................   218,678   4,651,889
    Richter Gedeon Nyrt.................................   213,864   4,173,697
                                                                   -----------
TOTAL HUNGARY...........................................            14,079,809
                                                                   -----------
INDIA -- (12.6%)
    ABB India, Ltd......................................    33,317     478,846
    ACC, Ltd............................................    75,781   1,388,158
    Adani Ports & Special Economic Zone, Ltd............   735,627   2,303,527
*   Adani Transmissions, Ltd............................   260,707     141,565
    Aditya Birla Fashion & Retail.......................   690,196   2,260,404
    Aditya Birla Nuvo, Ltd..............................   132,730   1,714,647
    Ajanta Pharma, Ltd..................................    11,780     223,352
    Alembic Pharmaceuticals, Ltd........................    15,209     139,770
    Alstom T&D India, Ltd...............................    17,621     116,294
    Amara Raja Batteries, Ltd...........................    79,101     984,225
    Ambuja Cements, Ltd................................. 1,004,466   2,919,324
    Apollo Hospitals Enterprise, Ltd....................   129,872   2,844,636
    Ashok Leyland, Ltd.................................. 1,513,757   2,013,081

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THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Asian Paints, Ltd...................................   474,671 $ 6,125,861
    Aurobindo Pharma, Ltd...............................   625,132   7,760,230
    Axis Bank, Ltd...................................... 2,010,793  12,233,925
    Bajaj Auto, Ltd.....................................   153,062   5,339,065
    Bajaj Finance, Ltd..................................    34,605   3,033,763
    Bajaj Finserv, Ltd..................................    62,936   1,733,453
    Bajaj Holdings & Investment, Ltd....................    53,068   1,171,919
    Bank of Baroda...................................... 1,014,457   1,880,932
    Berger Paints India, Ltd............................   236,486     924,792
    Bharat Electronics, Ltd.............................    51,903     943,992
    Bharat Forge, Ltd...................................   240,753   2,989,098
    Bharat Heavy Electricals, Ltd....................... 1,315,511   2,704,053
    Bharat Petroleum Corp., Ltd.........................   243,122   3,193,296
    Bharti Airtel, Ltd.................................. 1,447,872   6,279,690
*   Bhushan Steel, Ltd..................................    30,884      17,097
    Blue Dart Express, Ltd..............................     5,432     507,432
    Bosch, Ltd..........................................    10,859   2,809,630
    Britannia Industries, Ltd...........................    26,712   1,063,254
    Cadila Healthcare, Ltd..............................   362,605   1,642,852
    Cairn India, Ltd....................................   655,103   1,190,425
    Castrol India, Ltd..................................    38,740     241,091
    Cipla, Ltd..........................................   493,571   4,319,075
    Colgate-Palmolive India, Ltd........................   142,544   1,810,115
    Container Corp. Of India, Ltd.......................   104,901   1,841,907
    CRISIL, Ltd.........................................     6,904     188,420
    Cummins India, Ltd..................................    94,559   1,291,526
    Dabur India, Ltd....................................   743,476   2,771,876
    Divi's Laboratories, Ltd............................   186,164   3,143,746
    DLF, Ltd............................................   647,553     931,773
    Dr Reddy's Laboratories, Ltd........................    71,015   3,250,002
#   Dr Reddy's Laboratories, Ltd. ADR...................   148,465   6,670,532
    Eicher Motors, Ltd..................................    20,610   5,075,871
    Emami, Ltd..........................................    90,332   1,336,343
    Exide Industries, Ltd...............................   307,619     548,911
    GAIL India, Ltd.....................................   575,655   3,140,039
    GAIL India, Ltd. GDR................................    28,791     923,427
    Gillette India, Ltd.................................     3,761     248,993
    GlaxoSmithKline Consumer Healthcare, Ltd............    14,937   1,283,876
    GlaxoSmithKline Pharmaceuticals, Ltd................    13,217     628,624
    Glenmark Pharmaceuticals, Ltd.......................   316,017   3,653,596
    Godrej Consumer Products, Ltd.......................   168,863   3,055,365
    Godrej Industries, Ltd..............................    48,714     256,706
    Grasim Industries, Ltd..............................     6,300     315,160
    Havells India, Ltd..................................   407,089   1,792,859
    HCL Technologies, Ltd...............................   786,097  10,092,294
    HDFC Bank, Ltd...................................... 1,530,953  23,896,236
    Hero MotoCorp, Ltd..................................   203,973   7,733,572
    Hindalco Industries, Ltd............................ 1,549,771   1,620,839
    Hindustan Petroleum Corp., Ltd......................   154,170   1,861,770
    Hindustan Unilever, Ltd............................. 1,148,145  13,885,764
    Housing Development Finance Corp., Ltd..............   652,513  11,393,365
    ICICI Bank, Ltd..................................... 1,783,458   6,043,960
    ICICI Bank, Ltd. Sponsored ADR...................... 1,043,395   6,938,577

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Idea Cellular, Ltd.................................. 2,689,000 $ 4,130,066
*   IDFC Bank, Ltd......................................   601,656     467,568
    Indiabulls Housing Finance, Ltd.....................   546,591   5,760,613
    Indian Oil Corp., Ltd...............................   612,255   3,614,596
    IndusInd Bank, Ltd..................................   402,723   5,564,842
    Infosys, Ltd........................................ 1,886,232  32,455,877
    Infosys, Ltd. Sponsored ADR.........................   847,888  15,185,674
    ITC, Ltd............................................ 3,264,295  15,347,977
    JSW Energy, Ltd.....................................   804,897     917,374
    JSW Steel, Ltd......................................   366,359   5,759,606
    Kansai Nerolac Paints, Ltd..........................     4,919      19,021
*   KAYA, Ltd...........................................     2,327      34,438
    Kotak Mahindra Bank, Ltd............................   494,765   5,003,671
    Larsen & Toubro, Ltd................................   363,180   5,925,007
    LIC Housing Finance, Ltd............................   760,874   5,394,030
    Lupin, Ltd..........................................   355,461   8,979,647
    Mahindra & Mahindra Financial Services, Ltd.........   268,646     829,371
    Mahindra & Mahindra, Ltd............................   678,651  12,370,231
    Marico, Ltd.........................................   748,884   2,478,735
    Maruti Suzuki India, Ltd............................   138,331   8,416,756
    MAX India, Ltd.(B1TJG95)............................    75,452     408,972
    MAX India, Ltd.()...................................    75,452     139,411
    Max Ventures & Industries, Ltd......................    15,090      15,767
    Motherson Sumi Systems, Ltd.........................   542,274   2,156,286
    MRF, Ltd............................................     2,969   1,566,234
    Nestle India, Ltd...................................    37,106   3,002,519
    NHPC, Ltd........................................... 2,310,835     717,837
    NTPC, Ltd........................................... 1,548,464   3,253,445
    Oil & Natural Gas Corp., Ltd........................   989,305   3,311,484
    Oil India, Ltd......................................   221,777   1,150,045
    Oracle Financial Services Software, Ltd.............    30,030   1,619,885
    Page Industries, Ltd................................     9,049   1,612,180
    Petronet LNG, Ltd...................................   398,083   1,450,299
    Pidilite Industries, Ltd............................   196,824   1,656,235
    Piramal Enterprises, Ltd............................    88,650   1,301,461
    Power Finance Corp., Ltd............................   773,284   2,007,602
    Power Grid Corp. of India, Ltd......................   896,116   1,959,366
    Procter & Gamble Hygiene & Health Care, Ltd.........    10,286     846,447
    Rajesh Exports, Ltd.................................    93,440   1,003,068
*   Reliance Communications, Ltd........................ 3,093,773   2,838,825
    Reliance Industries, Ltd............................ 1,710,765  26,254,866
    Reliance Power, Ltd.................................   327,864     245,664
    Rural Electrification Corp., Ltd....................   756,926   2,155,720
    Shree Cement, Ltd...................................    10,928   1,731,121
    Shriram Transport Finance Co., Ltd..................   268,934   3,326,598
    Siemens, Ltd........................................   103,232   1,549,930
    State Bank of India................................. 2,058,980   5,492,727
    Sun Pharmaceutical Industries, Ltd.................. 1,259,691  16,399,632
    Sun TV Network, Ltd.................................   162,689     913,668
    Sundaram Finance, Ltd...............................     6,100     122,482
    Tata Consultancy Services, Ltd......................   720,066  25,414,690
*   Tata Motors, Ltd.................................... 1,818,079   9,120,512
*   Tata Motors, Ltd. Sponsored ADR.....................    84,855   2,119,678

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDIA -- (Continued)
    Tata Power Co., Ltd...............................  2,105,165 $  1,872,073
    Tata Steel, Ltd...................................    683,642    2,525,855
    Tech Mahindra, Ltd................................  1,147,600    8,519,135
    Titan Co., Ltd....................................    280,758    1,521,116
    Torrent Pharmaceuticals, Ltd......................     94,358    1,956,176
    Ultratech Cement, Ltd.............................     62,175    2,609,390
    United Breweries, Ltd.............................     96,720    1,106,629
*   United Spirits, Ltd...............................     58,173    2,153,768
    UPL, Ltd..........................................    812,040    5,274,931
    Vedanta, Ltd......................................  3,139,759    3,377,082
    Vedanta, Ltd. ADR.................................     42,052      184,608
    Wipro, Ltd........................................    732,279    6,105,918
*   Wockhardt, Ltd....................................     44,985      851,835
    Yes Bank, Ltd.....................................    693,807    7,709,118
    Zee Entertainment Enterprises, Ltd................    769,567    4,789,371
                                                                  ------------
TOTAL INDIA...........................................             529,335,559
                                                                  ------------
INDONESIA -- (3.3%)
    Adaro Energy Tbk PT............................... 37,523,800    1,448,828
    AKR Corporindo Tbk PT.............................  1,809,000      971,156
    Astra Agro Lestari Tbk PT.........................  1,349,900    1,688,478
    Astra International Tbk PT........................ 23,646,410   11,242,619
    Bank Central Asia Tbk PT.......................... 15,447,700   14,811,889
    Bank Danamon Indonesia Tbk PT.....................  5,622,079    1,665,055
    Bank Mandiri Persero Tbk PT....................... 12,324,817    8,703,808
    Bank Negara Indonesia Persero Tbk PT.............. 15,233,322    5,492,919
*   Bank Pan Indonesia Tbk PT.........................  7,275,400      363,581
    Bank Rakyat Indonesia Persero Tbk PT.............. 15,742,100   12,982,942
*   Bank Tabungan Pensiunan Nasional Tbk PT...........    741,800      116,172
*   Bayan Resources Tbk PT............................     79,500       46,355
    Bumi Serpong Damai Tbk PT......................... 15,138,700    1,927,293
    Charoen Pokphand Indonesia Tbk PT................. 10,800,200    2,660,103
    Ciputra Development Tbk PT........................ 12,854,895    1,197,908
    Global Mediacom Tbk PT............................ 12,560,600      734,843
    Gudang Garam Tbk PT...............................    738,200    3,147,746
    Holcim Indonesia Tbk PT...........................  2,090,758      137,725
    Indocement Tunggal Prakarsa Tbk PT................  1,963,900    2,841,454
    Indofood CBP Sukses Makmur Tbk PT.................  1,728,400    1,830,571
    Indofood Sukses Makmur Tbk PT..................... 11,664,300    5,307,476
*   Indosat Tbk PT....................................  1,720,800      685,675
    Jasa Marga Persero Tbk PT.........................  3,626,900    1,526,479
    Kalbe Farma Tbk PT................................ 32,614,300    3,188,968
    Lippo Karawaci Tbk PT............................. 40,640,200    3,126,444
    Matahari Department Store Tbk PT..................    400,800      470,534
    Mayora Indah Tbk PT...............................    862,133    1,694,127
    Media Nusantara Citra Tbk PT...................... 12,992,900    1,136,635
    MNC Investama Tbk PT..............................  6,404,500       60,725
*   MNC Sky Vision Tbk PT.............................    143,100       12,476
    Pakuwon Jati Tbk PT............................... 58,500,300    1,927,307
*   Panasia Indo Resources Tbk PT.....................     56,500        3,292
    Pembangunan Perumahan Persero Tbk PT..............  2,790,800      794,952
    Perusahaan Gas Negara Persero Tbk................. 13,090,800    2,313,782
    Sawit Sumbermas Sarana Tbk PT.....................  4,401,900      636,061

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT....................  6,982,900 $  5,667,458
    Sinar Mas Agro Resources & Technology Tbk PT......  1,116,500      318,123
    Sumber Alfaria Trijaya Tbk PT.....................    255,200       11,273
    Summarecon Agung Tbk PT........................... 21,383,500    2,279,822
    Surya Citra Media Tbk PT..........................  9,074,500    1,798,400
    Tambang Batubara Bukit Asam Persero Tbk PT........    357,000      116,597
    Telekomunikasi Indonesia Persero Tbk PT........... 39,175,700    9,611,329
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     98,384    4,820,816
*   Tower Bersama Infrastructure Tbk PT...............  2,884,000    1,331,690
*   Trada Maritime Tbk PT.............................  1,271,100        4,619
    Unilever Indonesia Tbk PT.........................  2,121,800    5,691,705
    United Tractors Tbk PT............................  4,899,996    6,262,517
*   Vale Indonesia Tbk PT.............................  4,416,400      471,117
    Waskita Karya Persero Tbk PT......................  7,079,379      898,996
    Wijaya Karya Persero Tbk PT.......................  2,900,600      594,877
*   XL Axiata Tbk PT..................................  7,578,200    2,034,107
                                                                  ------------
TOTAL INDONESIA.......................................             138,809,824
                                                                  ------------
MALAYSIA -- (4.5%)
    Aeon Co. M Bhd....................................    893,000      539,036
    Affin Holdings Bhd................................  1,168,000      608,886
#   Alliance Financial Group Bhd......................  2,238,000    1,839,774
#   AMMB Holdings Bhd.................................  5,459,859    5,749,611
#   Astro Malaysia Holdings Bhd.......................  2,488,700    1,675,614
#   Axiata Group Bhd..................................  3,812,314    5,161,662
    Batu Kawan Bhd....................................    105,400      448,892
*   Berjaya Land Bhd..................................     53,000        9,046
    Berjaya Sports Toto Bhd...........................    103,905       78,316
    BIMB Holdings Bhd.................................  1,143,255      958,971
    Boustead Holdings Bhd.............................    396,286      371,725
#   British American Tobacco Malaysia Bhd.............    212,600    2,966,833
#*  Bumi Armada Bhd...................................  4,056,400    1,022,362
#   Bursa Malaysia Bhd................................    394,500      794,873
#   Cahya Mata Sarawak Bhd............................    669,400      833,912
    Carlsberg Brewery Malaysia Bhd Class B............     41,200      116,026
#   CIMB Group Holdings Bhd...........................  6,887,713    6,910,808
#   Dialog Group Bhd..................................  4,981,118    1,902,852
#   DiGi.Com Bhd......................................  5,805,020    6,832,970
    DRB-Hicom Bhd.....................................    260,600       65,497
    Felda Global Ventures Holdings Bhd................    379,100      157,937
    Fraser & Neave Holdings Bhd.......................     10,900       48,058
#   Gamuda Bhd........................................  2,291,200    2,524,993
#   Genting Bhd.......................................  3,866,300    7,348,543
#   Genting Malaysia Bhd..............................  4,571,400    4,934,168
#   Genting Plantations Bhd...........................    325,000      894,777
    Guinness Anchor Bhd...............................    137,300      441,011
#   HAP Seng Consolidated Bhd.........................  1,066,700    1,850,721
#   Hartalega Holdings Bhd............................  1,084,200    1,410,352
#   Hong Leong Bank Bhd...............................  1,224,566    3,867,818
#   Hong Leong Financial Group Bhd....................    728,783    2,429,288
#   IHH Healthcare Bhd................................  2,378,100    3,760,139
    IJM Corp. Bhd.....................................  7,006,462    5,834,725
#   IOI Corp. Bhd.....................................  4,711,405    5,521,509

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
#   IOI Properties Group Bhd..........................  2,347,943 $  1,208,832
#   Kuala Lumpur Kepong Bhd...........................    504,800    2,912,028
#   Kulim Malaysia BHD................................    548,200      500,684
#   Lafarge Malaysia Bhd..............................    659,480    1,458,420
    LPI Capital Bhd...................................     25,950       97,505
    Magnum Bhd........................................    360,700      214,604
#   Malayan Banking Bhd...............................  5,792,259   11,996,564
#   Malaysia Airports Holdings Bhd....................  1,492,441    2,088,842
#   Maxis Bhd.........................................  2,881,400    3,979,941
#   MISC Bhd..........................................  2,038,198    4,315,730
#   MMC Corp. Bhd.....................................  2,023,800      904,826
    Nestle Malaysia Bhd...............................     60,200    1,072,490
    Oriental Holdings Bhd.............................     39,700       63,094
#   Petronas Chemicals Group Bhd......................  3,567,800    6,193,768
#   Petronas Dagangan Bhd.............................    367,500    2,261,147
#   Petronas Gas Bhd..................................    890,500    4,927,956
#   PPB Group Bhd.....................................    900,800    3,607,824
    Public Bank Bhd...................................  3,537,614   15,698,365
#   QL Resources Bhd..................................    630,900      692,549
#   RHB Capital Bhd...................................  1,444,479    1,899,286
#   Sapurakencana Petroleum Bhd....................... 10,900,700    4,992,096
#   Sime Darby Bhd....................................  3,639,627    7,075,745
    SP Setia Bhd Group................................  1,038,380      725,353
#   Sunway Bhd........................................  1,710,000    1,215,519
*   Sunway Construction Group Bhd.....................    182,400       59,873
#   Telekom Malaysia Bhd..............................  1,435,664    2,253,639
    Tenaga Nasional Bhd...............................  4,375,250   14,353,723
#   Top Glove Corp. Bhd...............................    773,600    1,011,953
    UEM Sunrise Bhd...................................  2,331,937      556,836
#   UMW Holdings Bhd..................................  1,571,566    2,662,327
    United Plantations Bhd............................     61,000      365,683
#   Westports Holdings Bhd............................  1,509,000    1,478,057
    YTL Corp. Bhd..................................... 16,425,686    6,184,502
#   YTL Power International Bhd.......................  3,177,547    1,125,851
                                                                  ------------
TOTAL MALAYSIA........................................             190,067,317
                                                                  ------------
MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A.......................  8,197,783   15,272,186
    America Movil S.A.B. de C.V. Series L............. 46,329,297   32,746,156
    America Movil S.A.B. de C.V. Series L ADR.........     22,528      318,546
    Arca Continental S.A.B. de C.V....................    688,801    4,137,876
#*  Cemex S.A.B. de C.V............................... 10,342,714    4,670,195
*   Cemex S.A.B. de C.V. Sponsored ADR................  1,626,890    7,369,810
#   Coca-Cola Femsa S.A.B. de C.V. Series L...........    510,276    3,591,787
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......     36,634    2,569,509
*   Corp Interamericana de Entretenimiento SAB de CV
      Class B.........................................      8,726        5,533
    El Puerto de Liverpool S.A.B. de C.V..............    185,660    2,216,629
#   Fomento Economico Mexicano S.A.B. de C.V..........  1,793,669   17,009,335
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................     39,796    3,773,457
    Gruma S.A.B. de C.V. Class B......................    541,859    8,167,730
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................     13,041    1,095,966
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................    366,328    3,085,091
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR     32,867    4,492,919

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CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MEXICO -- (Continued)
#*  Grupo Bimbo S.A.B. de C.V. Series A...............  2,095,229 $  5,850,965
    Grupo Carso S.A.B. de C.V. Series A1..............    911,747    3,686,649
#   Grupo Elektra S.A.B. de C.V.......................     86,674    1,631,480
#   Grupo Financiero Banorte S.A.B. de C.V............  5,018,245   26,145,699
#   Grupo Financiero Inbursa S.A.B. de C.V............  3,225,708    5,205,523
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.........................................  3,362,943    5,191,515
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.....................................     84,444      647,685
    Grupo Lala S.A.B. de C.V..........................    671,934    1,592,244
#   Grupo Mexico S.A.B. de C.V. Series B..............  6,016,393   11,669,402
*   Grupo Qumma SA de C.V. Series B...................      1,591           --
    Grupo Sanborns S.A.B. de C.V......................     28,885       37,425
    Grupo Televisa S.A.B. Series CPO..................  3,235,650   17,134,660
    Grupo Televisa S.A.B. Sponsored ADR...............    132,800    3,516,544
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................  2,362,916    2,816,570
    Industrias Penoles S.A.B. de C.V..................    213,972    2,040,654
#   Infraestructura Energetica Nova S.A.B. de C.V.....    410,039    1,609,840
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...  2,348,560    5,605,390
*   La Comer S.A.B. de C.V............................    758,975      677,890
    Megacable Holdings S.A.B. de C.V..................     89,863      328,482
    Mexichem S.A.B. de C.V............................  2,263,855    4,668,064
#*  Minera Frisco S.A.B. de C.V.......................    193,308       85,795
*   Organizacion Soriana S.A.B. de C.V. Class B.......  1,102,476    2,364,478
#   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................    389,314    4,474,661
*   Savia SA Class A..................................    120,000           --
#*  Telesites SAB de CV...............................  2,338,993    1,418,529
    Wal-Mart de Mexico S.A.B. de C.V..................  7,054,235   17,707,782
                                                                  ------------
TOTAL MEXICO..........................................             236,630,651
                                                                  ------------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR........................      6,659       41,752
#*  Cia de Minas Buenaventura SAA ADR.................    139,674      558,696
    Credicorp, Ltd....................................     76,489    7,752,925
    Grana y Montero SAA Sponsored ADR.................     62,484      137,465
                                                                  ------------
TOTAL PERU............................................               8,490,838
                                                                  ------------
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc......................  2,371,880    2,916,324
    Aboitiz Power Corp................................  2,462,500    2,155,497
    Alliance Global Group, Inc........................  7,817,700    2,432,449
    Ayala Corp........................................    284,537    4,074,706
    Ayala Land, Inc...................................  9,207,218    6,109,930
    Bank of the Philippine Islands....................  1,601,353    2,952,429
    BDO Unibank, Inc..................................  2,798,971    6,020,356
    DMCI Holdings, Inc................................  9,941,400    2,391,390
    Emperador, Inc....................................  1,850,900      285,713
    Energy Development Corp........................... 26,284,600    3,042,331
    First Gen Corp....................................     85,800       33,251
*   Fwbc Holdings, Inc................................  2,006,957           --
    Globe Telecom, Inc................................     52,815    2,075,301
    GT Capital Holdings, Inc..........................    139,050    3,780,548
    International Container Terminal Services, Inc....  1,287,400    1,648,930
    JG Summit Holdings, Inc...........................  1,533,620    2,165,154

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THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Jollibee Foods Corp.................................    695,840 $ 3,007,255
    LT Group, Inc.......................................  3,927,800   1,313,110
    Manila Electric Co..................................    317,750   2,072,203
    Megaworld Corp...................................... 27,294,800   2,059,184
    Metro Pacific Investments Corp...................... 24,178,700   2,805,274
    Metropolitan Bank & Trust Co........................    767,025   1,146,089
    Philippine Long Distance Telephone Co...............     90,610   4,233,880
    Philippine Long Distance Telephone Co. Sponsored ADR     50,043   2,348,018
*   Philippine National Bank............................    415,388     436,543
    Puregold Price Club, Inc............................  1,348,200     933,836
    Robinsons Land Corp.................................  3,790,900   1,997,395
    Robinsons Retail Holdings, Inc......................    360,960     449,691
    San Miguel Corp.....................................  1,136,600   1,743,264
    Security Bank Corp..................................     18,140      54,219
    Semirara Mining & Power Corp........................    503,180   1,258,994
    SM Investments Corp.................................    210,812   3,687,003
    SM Prime Holdings, Inc..............................  8,955,410   4,005,771
*   Top Frontier Investment Holdings, Inc...............     42,789      94,302
    Universal Robina Corp...............................  1,282,840   5,217,812
                                                                    -----------
TOTAL PHILIPPINES.......................................             80,948,152
                                                                    -----------
POLAND -- (1.6%)
*   Alior Bank SA.......................................     68,031   1,006,806
    Bank Handlowy w Warszawie SA........................     49,636     912,431
#*  Bank Millennium SA..................................  1,077,670   1,428,003
    Bank Pekao SA.......................................    131,789   4,434,059
#*  Bank Zachodni WBK SA................................     55,352   3,549,835
    CCC SA..............................................     25,137     737,112
*   Cyfrowy Polsat SA...................................    393,451   2,077,530
    Enea SA.............................................    310,769     896,465
    Energa SA...........................................    214,565     713,237
    Eurocash SA.........................................    112,176   1,518,613
#*  Grupa Azoty SA......................................     78,276   1,984,979
*   Grupa Lotos SA......................................    137,497     864,362
    ING Bank Slaski SA..................................     39,521   1,057,938
    KGHM Polska Miedz SA................................    408,675   5,785,175
#   LPP SA..............................................      1,578   2,078,826
#*  mBank SA............................................     26,210   2,032,212
    Orange Polska SA....................................  1,116,971   1,777,278
    PGE Polska Grupa Energetyczna SA....................  2,528,965   8,595,942
#   Polski Koncern Naftowy Orlen SA.....................    649,675   9,963,504
    Polskie Gornictwo Naftowe i Gazownictwo SA..........  2,283,734   2,914,719
*   Powszechna Kasa Oszczednosci Bank Polski SA.........    964,323   5,840,157
    Powszechny Zaklad Ubezpieczen SA....................    780,760   6,221,042
    Synthos SA..........................................    712,436     676,299
    Tauron Polska Energia SA............................  2,120,002   1,411,789
                                                                    -----------
TOTAL POLAND............................................             68,478,313
                                                                    -----------
RUSSIA -- (1.8%)
    Gazprom PAO Sponsored ADR...........................  5,279,647  19,074,604
    LUKOIL PJSC.........................................    283,205   9,634,929

                                      125

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
RUSSIA -- (Continued)
    Magnitogorsk Iron & Steel Works OJSC GDR............   197,103 $   626,716
*   Mail.ru Group, Ltd. GDR.............................    38,801     844,743
    MegaFon PJSC GDR....................................    90,639   1,087,850
    MMC Norilsk Nickel PJSC ADR.........................   406,377   4,708,626
    NOVATEK OAO GDR.....................................    41,515   3,607,911
    Novolipetsk Steel AO GDR............................   123,601   1,074,562
    Phosagro OAO GDR....................................    53,025     630,915
    Ros Agro P.L.C. GDR.................................    14,690     199,489
    Rosneft OAO GDR.....................................   833,683   2,995,661
    Rostelecom PJSC Sponsored ADR.......................    78,867     524,562
    RusHydro PJSC ADR................................... 1,394,873   1,224,269
    Sberbank of Russia PJSC Sponsored ADR............... 2,154,126  11,926,437
    Severstal PAO GDR...................................   216,701   1,757,979
    Tatneft PAO Sponsored ADR...........................   266,980   7,288,820
    TMK PAO GDR.........................................    10,093      27,780
#   VimpelCom, Ltd. Sponsored ADR.......................   703,582   2,314,785
    VTB Bank PJSC GDR................................... 1,603,697   3,023,293
*   X5 Retail Group NV GDR..............................    81,719   1,511,089
                                                                   -----------
TOTAL RUSSIA............................................            74,085,020
                                                                   -----------
SOUTH AFRICA -- (7.7%)
#*  African Bank Investments, Ltd.......................   709,671       2,596
*   Anglo American Platinum, Ltd........................   128,669   1,890,721
*   AngloGold Ashanti, Ltd. Sponsored ADR............... 1,637,102  13,882,625
    Aspen Pharmacare Holdings, Ltd......................   471,388   8,025,461
    AVI, Ltd............................................   706,767   3,546,187
    Barclays Africa Group, Ltd..........................   876,819   7,997,929
    Bidvest Group, Ltd. (The)...........................   778,465  17,977,177
*   Brait SE............................................   158,034   1,647,121
    Capitec Bank Holdings, Ltd..........................    74,284   2,262,388
#   Coronation Fund Managers, Ltd.......................   175,196     675,417
    Discovery, Ltd......................................   601,454   4,903,363
    Distell Group, Ltd..................................    70,509     704,075
#   Exxaro Resources, Ltd...............................    89,766     347,376
    FirstRand, Ltd...................................... 4,730,180  13,418,972
    Foschini Group, Ltd. (The)..........................   573,748   4,477,608
    Gold Fields, Ltd. Sponsored ADR..................... 2,282,212   7,759,521
*   Impala Platinum Holdings, Ltd.......................   529,779   1,106,779
    Imperial Holdings, Ltd..............................   618,348   4,748,820
    Investec, Ltd.......................................   795,457   5,177,215
#   Kumba Iron Ore, Ltd.................................    96,985     213,953
    Liberty Holdings, Ltd...............................   479,090   3,376,092
    Life Healthcare Group Holdings, Ltd................. 2,602,500   5,748,657
    Massmart Holdings, Ltd..............................    75,810     432,944
    Mediclinic International, Ltd.......................   812,963   6,181,730
    MMI Holdings, Ltd................................... 3,086,147   4,420,888
    Mondi, Ltd..........................................   254,856   4,217,057
    Mr. Price Group, Ltd................................   545,010   5,624,714
    MTN Group, Ltd...................................... 2,516,919  22,241,779
    Naspers, Ltd. Class N...............................   370,571  46,830,177
    Nedbank Group, Ltd..................................   676,567   8,037,308
    Netcare, Ltd........................................ 2,630,152   5,596,391
#   Pick n Pay Stores, Ltd..............................   473,477   1,752,116

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THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Pioneer Foods Group, Ltd............................   225,369 $  1,880,783
    PSG Group, Ltd......................................   138,010    1,588,624
    Sanlam, Ltd......................................... 3,161,329   11,641,023
    Santam, Ltd.........................................    27,273      306,781
*   Sappi, Ltd..........................................   661,337    3,012,467
    Sasol, Ltd..........................................   130,693    3,438,080
    Sasol, Ltd. Sponsored ADR...........................   771,980   20,071,480
    Shoprite Holdings, Ltd..............................   951,195    8,783,160
    Spar Group, Ltd. (The)..............................   284,382    3,288,599
    Standard Bank Group, Ltd............................ 1,835,594   13,069,402
#   Steinhoff International Holdings NV................. 3,126,745   15,018,375
    Telkom SA SOC, Ltd..................................   838,393    3,395,737
    Tiger Brands, Ltd...................................   227,557    4,181,133
    Truworths International, Ltd........................   921,349    5,722,297
    Tsogo Sun Holdings, Ltd.............................   311,671      445,458
    Vodacom Group, Ltd..................................   520,334    4,774,012
    Woolworths Holdings, Ltd............................ 1,765,305   10,444,894
                                                                   ------------
TOTAL SOUTH AFRICA......................................            326,287,462
                                                                   ------------
SOUTH KOREA -- (14.9%)
*   Amorepacific Corp...................................    38,725   13,199,442
*   AMOREPACIFIC Group..................................    35,323    4,427,901
#*  BNK Financial Group, Inc............................   620,267    4,688,323
#*  Celltrion, Inc......................................    65,022    6,143,470
#   Cheil Worldwide, Inc................................    73,456    1,397,055
#*  CJ CGV Co., Ltd.....................................    16,235    1,840,939
*   CJ CheilJedang Corp.................................    16,081    5,535,912
*   CJ Corp.............................................    27,709    6,846,290
*   CJ E&M Corp.........................................    19,443    1,503,509
#*  CJ Korea Express Corp...............................     5,838    1,073,911
#*  Com2uSCorp..........................................     8,809    1,005,151
#*  Cosmax, Inc.........................................     8,483    1,340,553
*   Coway Co., Ltd......................................    70,382    5,791,783
*   Daelim Industrial Co., Ltd..........................    51,830    3,412,654
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508      620,649
#   Daewoo International Corp...........................    68,720      891,795
*   Daewoo Securities Co., Ltd..........................   220,071    1,464,464
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd...   165,407      586,307
#*  DGB Financial Group, Inc............................   246,269    1,842,286
*   Dongbu Insurance Co., Ltd...........................   101,033    5,738,628
#   Dongsuh Cos Inc.....................................    21,475      564,764
#*  Dongwon F&B Co., Ltd................................       706      226,097
*   Dongwon Systems Corp................................     2,204      148,871
#*  Doosan Corp.........................................    23,998    1,536,380
#*  Doosan Heavy Industries & Construction Co., Ltd.....   115,996    1,644,127
#*  Doosan Infracore Co., Ltd...........................   266,467      942,327
    E-MART, Inc.........................................    22,026    3,024,355
#   Grand Korea Leisure Co., Ltd........................    38,572      741,994
*   Green Cross Corp....................................     3,906      707,045
#*  Green Cross Holdings Corp...........................    18,294      740,907
#*  GS Engineering & Construction Corp..................    78,050    1,666,552
*   GS Holdings Corp....................................    87,075    3,685,767
#*  GS Retail Co., Ltd..................................    21,329    1,169,836

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CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc........................... 502,186 $ 9,037,210
#   Hana Tour Service, Inc..............................   9,469     777,240
#*  Hanjin Kal Corp.....................................  14,767     194,374
*   Hankook Tire Co., Ltd............................... 180,773   7,049,787
#*  Hanmi Pharm Co., Ltd................................   2,680   1,593,078
*   Hanmi Science Co., Ltd..............................   7,396     987,005
*   Hanon Systems.......................................  37,825   1,656,362
#*  Hansae Co., Ltd.....................................  20,705   1,040,603
*   Hanssem Co., Ltd....................................  12,225   2,799,212
*   Hanwha Chemical Corp................................ 119,694   2,633,404
*   Hanwha Corp.........................................  91,320   2,816,950
*   Hanwha Life Insurance Co., Ltd...................... 395,871   2,291,937
*   Hanwha Techwin Co., Ltd.............................  38,062   1,037,417
#*  Hite Jinro Co., Ltd.................................  33,704     841,419
#   Hotel Shilla Co., Ltd...............................  38,111   2,087,661
*   Hyosung Corp........................................  58,732   5,378,958
*   Hyundai Department Store Co., Ltd...................  23,924   2,563,468
*   Hyundai Development Co-Engineering & Construction...  52,307   1,987,846
#*  Hyundai Elevator Co., Ltd...........................  10,664     437,327
*   Hyundai Engineering & Construction Co., Ltd......... 140,523   4,334,925
*   Hyundai Glovis Co., Ltd.............................  23,344   4,007,302
*   Hyundai Greenfood Co., Ltd..........................  44,457     842,139
#*  Hyundai Heavy Industries Co., Ltd...................  68,236   5,305,491
*   Hyundai Marine & Fire Insurance Co., Ltd............ 158,591   4,293,808
*   Hyundai Mobis Co., Ltd..............................  57,294  12,447,181
    Hyundai Motor Co.................................... 175,874  19,721,203
*   Hyundai Rotem Co., Ltd..............................  26,341     268,722
*   Hyundai Securities Co., Ltd......................... 227,051   1,027,617
    Hyundai Steel Co.................................... 164,371   6,756,440
#*  Hyundai Wia Corp....................................  26,227   2,327,065
*   Industrial Bank of Korea............................ 518,970   5,021,255
*   IS Dongseo Co., Ltd.................................  12,461     387,928
#*  Kakao Corp..........................................  13,040   1,199,630
*   Kangwon Land, Inc...................................  95,731   3,306,604
*   KB Financial Group, Inc............................. 347,154   8,880,137
*   KB Financial Group, Inc. ADR........................ 103,883   2,613,696
#*  KB Insurance Co., Ltd...............................  68,080   1,695,095
#   KCC Corp............................................   7,792   2,868,218
*   KEPCO Plant Service & Engineering Co., Ltd..........  27,560   2,298,220
    Kia Motors Corp..................................... 293,465  11,142,243
#*  Kolon Industries, Inc...............................  11,973     595,243
#*  Korea Aerospace Industries, Ltd.....................  38,065   2,272,937
*   Korea Electric Power Corp........................... 220,479   9,678,643
*   Korea Electric Power Corp. Sponsored ADR............  79,658   1,736,544
*   Korea Gas Corp......................................  40,921   1,283,996
*   Korea Investment Holdings Co., Ltd..................  60,382   2,362,434
#*  Korea Kolmar Co., Ltd...............................  17,594   1,499,558
*   Korea Zinc Co., Ltd.................................   7,147   2,609,138
*   Korean Air Lines Co., Ltd...........................  93,709   1,949,450
*   Korean Reinsurance Co...............................  14,728     163,574
    KT Corp.............................................  68,477   1,578,825
*   KT Corp. Sponsored ADR.............................. 118,089   1,454,857
    KT&G Corp........................................... 132,438  11,469,673

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

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
#*  Kumho Petrochemical Co., Ltd........................  20,929 $   891,416
*   Kwangju Bank........................................  26,713     166,207
    LG Chem, Ltd........................................  42,069  10,526,946
*   LG Corp............................................. 123,368   7,633,538
    LG Display Co., Ltd................................. 363,272   6,676,726
*   LG Display Co., Ltd. ADR............................ 808,137   7,313,640
    LG Electronics, Inc................................. 309,598  15,094,764
    LG Household & Health Care, Ltd.....................  11,853   9,880,863
#   LG Innotek Co., Ltd.................................  35,915   2,493,985
    LG Uplus Corp....................................... 539,707   4,377,144
#*  Loen Entertainment, Inc.............................   7,273     482,826
#*  Lotte Chemical Corp.................................  15,734   3,659,391
*   Lotte Chilsung Beverage Co., Ltd....................     684   1,245,527
*   LOTTE Himart Co., Ltd...............................   2,799     132,200
#*  Lotte Shopping Co., Ltd.............................  17,857   3,552,289
#*  LS Corp.............................................  21,498     676,617
*   LS Industrial Systems Co., Ltd......................   6,817     232,690
    Macquarie Korea Infrastructure Fund................. 447,213   3,048,187
#*  Mando Corp..........................................   9,354   1,337,422
#   Medy-Tox, Inc.......................................   5,027   2,183,159
*   Meritz Finance Group, Inc...........................  34,705     358,510
*   Meritz Fire & Marine Insurance Co., Ltd.............  54,827     686,291
*   Meritz Securities Co., Ltd.......................... 249,896     772,708
#*  Mirae Asset Securities Co., Ltd.....................  90,054   1,429,755
*   Muhak Co., Ltd......................................  10,101     257,936
    NAVER Corp..........................................  33,801  17,822,240
    NCSoft Corp.........................................  12,200   2,401,751
#*  NH Investment & Securities Co., Ltd................. 176,033   1,419,205
#   NongShim Co., Ltd...................................   3,534   1,381,551
#*  OCI Co., Ltd........................................  33,427   1,869,961
*   Orion Corp..........................................   4,535   3,918,068
#*  Ottogi Corp.........................................     973   1,150,938
#*  Paradise Co., Ltd...................................  26,633     332,801
    POSCO...............................................  44,452   6,662,836
    POSCO ADR...........................................  87,705   3,252,978
    S-1 Corp............................................  14,503   1,237,044
    S-Oil Corp..........................................  52,028   3,425,363
*   Samlip General Foods Co., Ltd.......................   2,676     720,648
#   Samsung C&T Corp....................................  43,806   5,520,576
    Samsung Card Co., Ltd...............................  41,989   1,338,017
#   Samsung Electro-Mechanics Co., Ltd..................  94,120   4,369,855
    Samsung Electronics Co., Ltd........................  97,289  94,122,462
    Samsung Electronics Co., Ltd. GDR...................  52,509  24,916,309
    Samsung Fire & Marine Insurance Co., Ltd............  48,145  12,017,934
#*  Samsung Heavy Industries Co., Ltd................... 296,549   2,612,593
    Samsung Life Insurance Co., Ltd.....................  68,654   6,323,498
    Samsung SDI Co., Ltd................................  72,952   5,771,678
#*  Samsung Securities Co., Ltd.........................  53,061   1,688,048
*   Samyang Holdings Corp...............................   3,274     486,051
*   Shinhan Financial Group Co., Ltd.................... 347,482  11,231,616
#*  Shinhan Financial Group Co., Ltd. ADR...............  86,082   2,749,459
    Shinsegae Co., Ltd..................................   8,850   1,576,663
#*  SK Chemicals Co., Ltd...............................  10,422     702,515

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SOUTH KOREA -- (Continued)
*   SK Holdings Co., Ltd..............................     64,669 $ 12,790,507
    SK Hynix, Inc.....................................    705,494   16,283,516
*   SK Innovation Co., Ltd............................     95,772   10,584,104
#*  SK Networks Co., Ltd..............................    173,269      793,081
    SK Telecom Co., Ltd...............................      9,917    1,739,556
    Woori Bank........................................    572,094    4,228,633
    Woori Bank Sponsored ADR..........................      1,026       22,582
#*  Young Poong Corp..................................        416      331,488
#*  Youngone Corp.....................................     20,576      880,408
*   Yuhan Corp........................................      4,547    1,271,589
                                                                  ------------
TOTAL SOUTH KOREA.....................................             627,819,952
                                                                  ------------
TAIWAN -- (14.8%)
#*  Acer, Inc.........................................  5,322,811    1,847,133
#   Advanced Semiconductor Engineering, Inc........... 13,107,929   14,080,143
    Advantech Co., Ltd................................    400,254    2,404,146
#   Airtac International Group........................    122,850      585,417
#   Asia Cement Corp..................................  4,279,758    3,366,459
#   Asustek Computer, Inc.............................  1,155,180    9,365,087
#   AU Optronics Corp................................. 24,425,873    6,352,038
    AU Optronics Corp. Sponsored ADR..................    326,626      829,630
#   Casetek Holdings, Ltd.............................    313,000    1,624,049
#   Catcher Technology Co., Ltd.......................    996,429    7,413,733
    Cathay Financial Holding Co., Ltd.................  8,176,450    8,929,716
    Cathay Real Estate Development Co., Ltd...........    768,000      298,794
#   Chailease Holding Co., Ltd........................  1,710,840    2,728,330
    Chang Hwa Commercial Bank, Ltd....................  8,362,160    4,190,538
#   Cheng Shin Rubber Industry Co., Ltd...............  2,492,965    3,852,407
#   Chicony Electronics Co., Ltd......................    996,570    2,069,339
*   China Airlines, Ltd...............................  8,737,536    2,974,559
#   China Development Financial Holding Corp.......... 24,213,121    5,789,422
    China Life Insurance Co., Ltd.....................  5,701,293    4,049,296
    China Motor Corp..................................    649,000      412,217
#   China Steel Chemical Corp.........................    135,000      437,724
#   China Steel Corp.................................. 14,809,932    7,916,837
#   Chipbond Technology Corp..........................  1,422,000    2,016,504
    ChipMOS TECHNOLOGIES, Inc.........................     21,000       19,892
    Chunghwa Telecom Co., Ltd.........................  1,608,000    4,982,039
#   Chunghwa Telecom Co., Ltd. ADR....................    246,757    7,679,078
    Clevo Co..........................................    170,075      161,541
    Compal Electronics, Inc...........................  9,936,541    5,786,546
    CTBC Financial Holding Co., Ltd................... 17,409,977    8,177,325
#   CTCI Corp.........................................    829,000      918,880
#   Cub Elecparts, Inc................................     15,000      172,462
#   Delta Electronics, Inc............................  2,347,486    9,936,034
    E.Sun Financial Holding Co., Ltd.................. 12,293,637    6,380,786
#   Eclat Textile Co., Ltd............................    247,644    3,528,727
#   Epistar Corp......................................  1,764,000    1,501,035
#   Eternal Materials Co., Ltd........................    703,510      684,406
*   Eva Airways Corp..................................  5,768,324    3,037,318
    Evergreen Marine Corp. Taiwan, Ltd................  3,775,261    1,323,271
#   Far Eastern Department Stores, Ltd................  1,812,592      910,907

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Far Eastern International Bank......................    707,000 $   197,320
#   Far Eastern New Century Corp........................  5,821,085   4,163,414
    Far EasTone Telecommunications Co., Ltd.............  2,601,000   5,375,674
#   Farglory Land Development Co., Ltd..................    644,393     631,621
#   Feng TAY Enterprise Co., Ltd........................    411,093   2,211,154
    First Financial Holding Co., Ltd.................... 17,902,129   8,171,484
    Formosa Chemicals & Fibre Corp......................  3,327,518   7,181,378
    Formosa International Hotels Corp...................     56,808     369,080
    Formosa Petrochemical Corp..........................    979,000   2,423,118
#   Formosa Plastics Corp...............................  3,890,153   9,047,011
    Formosa Taffeta Co., Ltd............................    948,000     845,792
#   Foxconn Technology Co., Ltd.........................  1,772,899   3,434,440
    Fubon Financial Holding Co., Ltd....................  8,611,233   9,507,777
#   Giant Manufacturing Co., Ltd........................    342,506   2,261,690
#   Gigasolar Materials Corp............................     31,800     645,103
#   Ginko International Co., Ltd........................     45,000     534,385
#   Gourmet Master Co., Ltd.............................     39,000     260,512
#   Highwealth Construction Corp........................  1,880,190   1,746,034
#   Hiwin Technologies Corp.............................    364,711   1,346,835
    Hon Hai Precision Industry Co., Ltd................. 15,697,867  36,930,869
    Hotai Motor Co., Ltd................................    322,000   3,315,474
#   HTC Corp............................................  1,198,235   2,866,034
#   Hua Nan Financial Holdings Co., Ltd................. 11,616,768   5,183,945
#   Innolux Corp........................................ 27,802,241   7,946,138
#*  Inotera Memories, Inc...............................  7,543,000   6,501,394
    Inventec Corp.......................................  5,430,551   4,073,448
#   Kenda Rubber Industrial Co., Ltd....................  1,114,149   1,585,294
#   King Slide Works Co., Ltd...........................     81,000   1,052,601
    King Yuan Electronics Co., Ltd......................  1,471,000     980,387
#   King's Town Bank Co., Ltd...........................  1,220,000     772,062
#   Kinsus Interconnect Technology Corp.................    770,000   1,618,541
#   Largan Precision Co., Ltd...........................    133,860   9,607,569
#*  LCY Chemical Corp...................................    156,123     143,494
#   Lite-On Technology Corp.............................  4,872,094   5,183,800
#   Lung Yen Life Service Corp..........................    147,000     254,166
#   Makalot Industrial Co., Ltd.........................    222,576   1,503,182
#   MediaTek, Inc.......................................  1,633,995  10,627,443
    Mega Financial Holding Co., Ltd..................... 12,391,369   7,900,459
#   Mercuries Life Insurance Co., Ltd...................    515,241     269,292
    Merida Industry Co., Ltd............................    226,287   1,000,841
    Micro-Star International Co., Ltd...................    631,000     800,679
#*  Nan Kang Rubber Tire Co., Ltd.......................    534,780     438,458
#   Nan Ya Plastics Corp................................  4,192,599   7,336,827
#   Nanya Technology Corp...............................    881,010   1,057,995
#   Novatek Microelectronics Corp.......................  1,179,000   4,942,817
#   PChome Online, Inc..................................    103,196     935,966
#   Pegatron Corp.......................................  4,604,345  10,521,719
    Phison Electronics Corp.............................    200,000   1,455,036
    Pou Chen Corp.......................................  3,298,487   4,128,796
    Powertech Technology, Inc...........................  2,158,819   4,533,909
    Poya International Co., Ltd.........................     53,000     488,083
#   President Chain Store Corp..........................    831,831   5,500,523
#   Quanta Computer, Inc................................  3,586,000   5,715,876

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#   Radiant Opto-Electronics Corp.....................    775,170 $  1,515,327
#   Realtek Semiconductor Corp........................    735,950    1,831,084
#   Ruentex Development Co., Ltd......................  1,389,709    1,607,859
    Ruentex Industries, Ltd...........................    816,182    1,340,775
#   ScinoPharm Taiwan, Ltd............................    265,467      401,546
#   Shin Kong Financial Holding Co., Ltd.............. 15,207,656    2,919,605
    Siliconware Precision Industries Co., Ltd.........  2,123,637    3,288,669
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................     21,813      167,306
    Simplo Technology Co., Ltd........................    690,000    2,088,305
#   SinoPac Financial Holdings Co., Ltd............... 17,364,662    4,669,158
    St Shine Optical Co., Ltd.........................     11,000      213,592
#   Standard Foods Corp...............................    420,633    1,009,710
#   Synnex Technology International Corp..............  1,631,756    1,534,891
*   Ta Chong Bank, Ltd................................  2,343,800      907,012
    Taichung Commercial Bank Co., Ltd.................    157,000       43,376
#   Tainan Spinning Co., Ltd..........................    320,412      130,916
#   Taishin Financial Holding Co., Ltd................ 19,585,197    6,364,337
#*  Taiwan Business Bank..............................  8,127,039    1,963,958
#   Taiwan Cement Corp................................  7,599,720    6,113,512
    Taiwan Cooperative Financial Holding Co., Ltd..... 12,285,590    5,107,629
#   Taiwan FamilyMart Co., Ltd........................     89,000      537,456
    Taiwan Fertilizer Co., Ltd........................  1,415,000    1,792,238
#*  Taiwan Glass Industry Corp........................  1,537,253      552,544
    Taiwan Mobile Co., Ltd............................  2,075,300    6,244,140
#   Taiwan Secom Co., Ltd.............................    362,670    1,012,360
#   Taiwan Semiconductor Manufacturing Co., Ltd....... 25,188,808  108,461,163
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................  1,672,158   37,372,731
    Teco Electric and Machinery Co., Ltd..............  3,409,000    2,676,154
#   Ton Yi Industrial Corp............................  1,328,000      587,383
#   TPK Holding Co., Ltd..............................    604,000    1,248,920
    Transcend Information, Inc........................    320,181      867,390
    Tripod Technology Corp............................    713,870    1,178,635
    U-Ming Marine Transport Corp......................    518,860      385,360
    Uni-President Enterprises Corp....................  7,340,033   12,274,298
    Unimicron Technology Corp.........................  1,922,896      771,989
#   United Microelectronics Corp...................... 39,806,000   15,511,181
#   Vanguard International Semiconductor Corp.........  1,671,000    2,398,878
#   Voltronic Power Technology Corp...................     25,000      388,918
#*  Walsin Lihwa Corp.................................  4,619,000      992,634
    Wan Hai Lines, Ltd................................  1,237,800      659,868
*   Winbond Electronics Corp..........................  6,597,000    1,759,086
    Wintek Corp.......................................    604,760        6,224
#   Wistron Corp......................................  4,373,281    2,485,084
#   WPG Holdings, Ltd.................................  3,035,869    2,955,803
    Yageo Corp........................................  1,265,278    1,997,243
*   Yang Ming Marine Transport Corp...................  3,045,300      726,233
    Yuanta Financial Holding Co., Ltd................. 16,604,381    5,156,071
#   Yulon Motor Co., Ltd..............................  1,682,000    1,496,672
    Zhen Ding Technology Holding, Ltd.................    903,700    1,921,115
                                                                  ------------
TOTAL TAIWAN..........................................             623,897,042
                                                                  ------------
THAILAND -- (2.9%)
    Advanced Info Service PCL.........................  1,440,700    6,813,917

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Airports of Thailand PCL............................    578,400 $ 6,118,665
    Bangchak Petroleum PCL (The)........................    765,700     626,789
    Bangkok Bank PCL(6077019)...........................    271,700   1,167,171
    Bangkok Bank PCL(6368360)...........................    318,600   1,359,729
    Bangkok Dusit Medical Services PCL..................  6,818,900   4,198,301
    Bangkok Life Assurance PCL..........................    809,400   1,070,290
    Banpu PCL...........................................  1,740,700     818,408
    BEC World PCL.......................................  1,039,500     872,735
    Berli Jucker PCL....................................  1,130,600   1,059,962
    Big C Supercenter PCL(6368434)......................    447,500   2,805,289
    Big C Supercenter PCL(6763932)......................     24,600     154,213
    Bumrungrad Hospital PCL.............................    402,600   2,478,752
    Central Pattana PCL.................................  1,779,300   2,228,327
    Central Plaza Hotel PCL.............................  1,046,100   1,156,397
    CH Karnchang PCL....................................    857,600     618,014
    Charoen Pokphand Foods PCL..........................  3,632,900   1,982,552
    CP ALL PCL..........................................  4,313,700   4,919,423
    Delta Electronics Thailand PCL......................    656,900   1,456,918
    Electricity Generating PCL..........................    319,300   1,487,818
    Energy Absolute PCL.................................  1,391,300     868,285
    Glow Energy PCL.....................................    826,500   1,769,461
    Home Product Center PCL............................. 10,007,413   1,904,440
    Indorama Ventures PCL...............................  3,064,800   1,801,184
    Intouch Holdings PCL................................    832,500   1,310,519
    IRPC PCL............................................ 15,112,100   1,801,652
*   Italian-Thai Development PCL........................  3,103,700     603,672
    Kasikornbank PCL(6364766)...........................    210,900   1,000,421
    Kasikornbank PCL(6888794)...........................  1,146,600   5,471,078
    Krung Thai Bank PCL.................................  8,883,187   4,325,683
    Land & Houses PCL(6581930)..........................    790,000     195,662
    Land & Houses PCL(6581941)..........................  6,344,640   1,562,522
    Minor International PCL.............................  1,746,270   1,649,384
    MK Restaurants Group PCL............................    421,700     631,385
    Pruksa Real Estate PCL..............................  2,171,500   1,534,468
    PTT Exploration & Production PCL(B1359J0)...........  2,414,655   3,851,825
    PTT Exploration & Production PCL(B1359L2)...........     65,409     104,340
    PTT Global Chemical PCL.............................  3,810,072   5,731,235
    PTT PCL.............................................  1,634,600  10,795,931
    Ratchaburi Electricity Generating Holding PCL.......    871,900   1,213,938
    Robinson Department Store PCL.......................    485,500     523,102
    Siam Cement PCL (The)(6609906)......................    166,400   2,011,748
    Siam Cement PCL (The)(6609928)......................    230,100   2,781,871
    Siam City Cement PCL................................    163,213   1,265,235
    Siam Commercial Bank PCL (The)......................  1,334,466   4,854,980
    Siam Global House PCL...............................    811,332     204,351
*   Singha Estate PCL...................................  2,331,800     365,440
    Sino-Thai Engineering & Construction PCL............    788,000     476,340
    Srisawad Power 1979 PCL Class F.....................    245,500     322,913
    Supalai PCL.........................................    577,900     294,348
    Thai Oil PCL........................................  1,225,700   2,203,910
    Thai Union Group PCL................................  3,940,140   2,028,925
    Thaicom PCL.........................................    757,900     567,378
    Thanachart Capital PCL..............................    709,500     749,559

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
THAILAND -- (Continued)
    Tipco Asphalt PCL................................    706,400 $      657,323
    TMB Bank PCL..................................... 28,465,500      2,055,300
    Total Access Communication PCL(B1YWK08)..........  1,319,200      1,236,779
    Total Access Communication PCL(B231MK7)..........    214,100        200,724
    TPI Polene PCL................................... 13,890,600        870,774
*   True Corp. PCL................................... 20,389,293      4,051,325
    TTW PCL..........................................  2,370,300        669,979
                                                                 --------------
TOTAL THAILAND.......................................               119,913,059
                                                                 --------------
TURKEY -- (1.9%)
    Akbank TAS.......................................  2,364,422      5,778,081
    Akcansa Cimento A.S..............................     64,538        287,908
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    267,527      1,658,842
    Arcelik A.S......................................    540,990      2,826,137
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.........    155,511        954,238
    BIM Birlesik Magazalar A.S.......................    342,629      5,798,836
    Coca-Cola Icecek A.S.............................    113,782      1,264,176
    Enka Insaat ve Sanayi A.S........................    468,611        697,729
    Eregli Demir ve Celik Fabrikalari TAS............  3,605,636      3,784,933
    Ford Otomotiv Sanayi A.S.........................    118,255      1,295,104
    KOC Holding A.S..................................    683,402      2,742,971
    Koza Altin Isletmeleri A.S.......................      6,458         27,510
#*  Migros Ticaret A.S...............................     43,765        237,314
*   Petkim Petrokimya Holding A.S....................    759,712        897,854
    Soda Sanayii A.S.................................    177,200        277,748
    TAV Havalimanlari Holding A.S....................    282,373      1,675,744
    Tofas Turk Otomobil Fabrikasi A.S................    200,779      1,388,491
*   Tupras Turkiye Petrol Rafinerileri A.S...........    261,144      6,638,202
*   Turk Hava Yollari AO.............................  2,046,901      5,082,917
    Turk Telekomunikasyon A.S........................    699,083      1,280,600
#   Turk Traktor ve Ziraat Makineleri A.S............     23,083        567,434
#   Turkcell Iletisim Hizmetleri A.S.................  1,142,611      4,075,812
    Turkcell Iletisim Hizmetleri A.S. ADR............     73,838        654,205
    Turkiye Garanti Bankasi A.S......................  3,265,633      8,252,556
    Turkiye Halk Bankasi A.S.........................  2,003,323      6,934,109
    Turkiye Is Bankasi Class C.......................  2,548,532      4,002,138
    Turkiye Sinai Kalkinma Bankasi A.S...............     40,017         19,947
    Turkiye Sise ve Cam Fabrikalari A.S..............  2,530,969      2,567,975
#   Turkiye Vakiflar Bankasi Tao Class D.............  1,505,980      1,930,288
#   Ulker Biskuvi Sanayi A.S.........................    244,375      1,563,552
#   Yapi ve Kredi Bankasi A.S........................  2,464,502      3,106,798
                                                                 --------------
TOTAL TURKEY.........................................                78,270,149
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,977,448,637
                                                                 --------------
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
    Banco Bradesco SA................................  3,343,289     15,274,640
    Braskem SA Class A...............................     73,800        444,399
    Centrais Eletricas Brasileiras SA Class B........    303,700        765,297
    Cia Brasileira de Distribuicao...................    342,322      3,279,638
    Cia de Transmissao de Energia Eletrica Paulista..      4,392         50,174

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais...................... 1,188,324 $ 1,760,267
*   Empresa Nacional de Comercio Redito e Participacoes
      SA................................................       380       3,023
    Gerdau SA...........................................   836,068     756,216
    Itau Unibanco Holding SA............................ 4,198,270  26,372,225
    Itau Unibanco Holding SA ADR........................   141,521     890,167
    Lojas Americanas SA.................................   737,783   3,447,723
*   Petroleo Brasileiro SA.............................. 2,825,761   3,446,351
*   Petroleo Brasileiro SA Sponsored ADR................ 1,440,006   3,499,215
    Suzano Papel e Celulose SA Class A..................   798,971   3,186,891
    Telefonica Brasil SA................................   465,063   4,051,198
    Vale SA............................................. 1,990,191   3,623,060
#   Vale SA Sponsored ADR...............................   364,278     673,914
                                                                   -----------
TOTAL BRAZIL............................................            71,524,398
                                                                   -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B.....................   113,824     320,158
                                                                   -----------
COLOMBIA -- (0.1%)
    Banco Davivienda SA.................................   189,418   1,336,457
    Bancolombia SA......................................    30,330     221,573
    Grupo Argos SA......................................    15,531      77,028
    Grupo Aval Acciones y Valores SA.................... 3,714,798   1,193,941
    Grupo de Inversiones Suramericana SA................   126,754   1,332,221
                                                                   -----------
TOTAL COLOMBIA..........................................             4,161,220
                                                                   -----------
TOTAL PREFERRED STOCKS..................................            76,005,776
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco Bradesco SA Rights 02/05/16...................   109,517      24,643
*   Banco Bradesco SA Rights 02/05/16...................    29,000       2,900
                                                                   -----------
TOTAL BRAZIL............................................                27,543
                                                                   -----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16..........   250,880         580
                                                                   -----------
TAIWAN -- (0.0%)
*   Eclat Textile Co., Ltd. Rights 02/16/16.............     5,693      25,873
                                                                   -----------
TOTAL RIGHTS/WARRANTS...................................                53,996
                                                                   -----------

THE EMERGING MARKETS SERIES
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)        VALUE+
                                                           ---------- --------------
BONDS -- (0.0%)

INDIA -- (0.0%)
     NTPC, Ltd., 8.490%................................... 19,584,025 $      309,755
                                                                      --------------
TOTAL INVESTMENT SECURITIES...............................             4,053,818,164
                                                                      --------------

                                                             SHARES
                                                           ----------
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@ DFA Short Term Investment Fund....................... 14,019,277    162,203,036
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,111,598,483)^^.................................            $4,216,021,200
                                                                      ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $ 64,731,156 $  121,048,647   --    $  185,779,803
   Chile......................   27,429,479     35,585,948   --        63,015,427
   China......................  101,194,352    464,010,317   --       565,204,669
   Colombia...................   20,842,609             --   --        20,842,609
   Czech Republic.............           --      8,238,385   --         8,238,385
   Egypt......................           --      5,504,444   --         5,504,444
   Greece.....................           --     11,750,153   --        11,750,153
   Hungary....................           --     14,079,809   --        14,079,809
   India......................   31,566,637    497,768,922   --       529,335,559
   Indonesia..................    4,820,816    133,989,008   --       138,809,824
   Malaysia...................           --    190,067,317   --       190,067,317
   Mexico.....................  236,630,651             --   --       236,630,651
   Peru.......................    8,490,838             --   --         8,490,838
   Philippines................    2,348,018     78,600,134   --        80,948,152
   Poland.....................           --     68,478,313   --        68,478,313
   Russia.....................    2,314,785     71,770,235   --        74,085,020
   South Africa...............   56,732,001    269,555,461   --       326,287,462
   South Korea................   19,143,756    608,676,196   --       627,819,952
   Taiwan.....................   46,048,745    577,848,297   --       623,897,042
   Thailand...................  119,913,059             --   --       119,913,059
   Turkey.....................      654,205     77,615,944   --        78,270,149
Preferred Stocks
   Brazil.....................    5,066,319     66,458,079   --        71,524,398
   Chile......................           --        320,158   --           320,158
   Colombia...................    4,161,220             --   --         4,161,220
Rights/Warrants
   Brazil.....................           --         27,543   --            27,543
   China......................           --            580   --               580
   Taiwan.....................           --         25,873   --            25,873
   Thailand...................           --             --   --                --
Bonds
   India......................           --        309,755   --           309,755
Securities Lending Collateral.           --    162,203,036   --       162,203,036
Futures Contracts**...........    1,651,771             --   --         1,651,771
                               ------------ --------------   --    --------------
TOTAL......................... $753,740,417 $3,463,932,554   --    $4,217,672,971
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (85.6%)

BRAZIL -- (5.7%)
    AES Tiete Energia SA................................ 1,826,439 $ 5,995,586
    Aliansce Shopping Centers SA........................   805,141   2,114,273
    Alupar Investimento SA..............................   826,300   2,558,191
    Arezzo Industria e Comercio SA......................   474,635   2,260,410
*   B2W Cia Digital..................................... 1,234,662   4,106,745
    BR Malls Participacoes SA........................... 5,634,717  16,801,102
*   Brasil Brokers Participacoes SA..................... 1,956,911     690,078
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas.........................................    56,400     133,980
*   Centrais Eletricas Brasileiras SA................... 1,635,000   2,387,592
    CETIP SA - Mercados Organizados.....................   945,300   9,068,030
    Cia de Saneamento de Minas Gerais-COPASA............   810,221   2,610,674
    Cia Energetica de Minas Gerais......................    12,000      17,442
    Cia Hering.......................................... 1,571,436   5,094,317
    Cia Paranaense de Energia...........................   133,500     482,506
    Cia Paranaense de Energia Sponsored ADR.............   291,900   1,602,531
    Cia Siderurgica Nacional SA......................... 6,076,008   5,429,089
#   Cia Siderurgica Nacional SA Sponsored ADR...........    61,116      47,059
    Cosan SA Industria e Comercio.......................   213,610   1,347,259
    CVC Brasil Operadora e Agencia de Viagens SA........   238,186     744,760
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes..................................... 3,100,622   5,552,289
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.....................................    41,900      91,953
    Dimed SA Distribuidora da Medicamentos..............     1,100      77,488
    Direcional Engenharia SA............................ 1,143,309     944,690
    Duratex SA.......................................... 3,950,574   5,245,283
    EcoRodovias Infraestrutura e Logistica SA........... 3,278,707   3,280,273
    EDP - Energias do Brasil SA......................... 2,698,195   8,199,470
    Equatorial Energia SA............................... 2,322,458  21,043,376
    Estacio Participacoes SA............................ 3,423,842  10,046,352
    Eternit SA.......................................... 1,435,078     657,012
    Even Construtora e Incorporadora SA................. 3,197,888   3,306,986
    Ez Tec Empreendimentos e Participacoes SA...........   596,326   1,844,104
    Fleury SA...........................................   946,758   3,461,258
    Fras-Le SA..........................................    37,875      31,394
    GAEC Educacao SA....................................   178,900     447,791
*   Gafisa SA........................................... 2,509,900   1,480,246
#*  Gafisa SA ADR....................................... 1,115,368   1,293,827
#   Gol Linhas Aereas Inteligentes SA ADR...............    76,771      42,224
    Grendene SA......................................... 1,032,417   3,941,058
    Guararapes Confeccoes SA............................    83,500     843,355
    Helbor Empreendimentos SA........................... 1,579,693     592,538
    Iguatemi Empresa de Shopping Centers SA.............   877,837   4,434,166
*   Industria de Bebidas Antarctica Polar SA............    23,000          --
*   International Meal Co Alimentacao SA................ 1,010,350     909,360
*   International Meal Co. Alimentacao SA...............   598,794     539,322
    Iochpe Maxion SA.................................... 1,133,484   3,033,638
*   JHSF Participacoes SA...............................   680,347     212,801
*   Joao Fortes Engenharia SA...........................    66,552      37,437
    JSL SA..............................................   680,000   1,175,827
    Kepler Weber SA.....................................   135,346     407,077

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BRAZIL -- (Continued)
    Light SA............................................   769,607 $  1,565,044
    Linx SA.............................................   250,812    3,143,908
    Localiza Rent a Car SA.............................. 1,669,375    9,168,329
*   Log-in Logistica Intermodal SA......................   174,150       36,268
    LPS Brasil Consultoria de Imoveis SA................   539,479      358,023
    M Dias Branco SA....................................   237,700    3,453,653
*   Magnesita Refratarios SA............................   423,894    1,569,543
    Mahle-Metal Leve SA.................................   645,376    3,914,851
*   Marfrig Global Foods SA............................. 4,834,229    7,397,052
    Marisa Lojas SA.....................................   552,620      611,578
*   Mills Estruturas e Servicos de Engenharia SA........   966,926      602,872
*   Minerva SA.......................................... 1,446,269    4,449,139
    MRV Engenharia e Participacoes SA................... 3,667,780    8,415,973
    Multiplan Empreendimentos Imobiliarios SA........... 1,004,900   10,436,630
    Multiplus SA........................................   556,584    4,412,529
    Odontoprev SA....................................... 3,036,496    7,671,975
*   Oi SA...............................................   997,800      547,756
*   Paranapanema SA..................................... 1,636,856      778,406
*   PDG Realty SA Empreendimentos e Participacoes.......    24,883       12,595
    Portobello SA.......................................   206,100       89,741
*   Prumo Logistica SA..................................   123,070      284,020
    QGEP Participacoes SA............................... 1,154,494    1,207,147
    Qualicorp SA........................................ 2,801,605    9,473,291
*   Restoque Comercio e Confeccoes de Roupas SA.........   851,854      503,860
    Rodobens Negocios Imobiliarios SA...................   136,138      148,112
*   Rumo Logistica Operadora Multimodal SA.............. 1,598,337      758,527
    Santos Brasil Participacoes SA......................   521,188    1,554,582
    Sao Carlos Empreendimentos e Participacoes SA.......    47,859      221,624
    Sao Martinho SA.....................................   734,862    8,796,741
    Ser Educacional SA..................................    75,900      143,592
    SLC Agricola SA.....................................   621,913    2,548,933
    Smiles SA...........................................   505,800    3,608,636
    Sonae Sierra Brasil SA..............................   270,546    1,023,770
*   Springs Global Participacoes SA.....................    20,522       12,262
    Sul America SA...................................... 2,939,265   13,305,601
    Technos SA..........................................   221,800      171,443
    Tecnisa SA..........................................   968,526      567,504
    Tegma Gestao Logistica..............................   220,535      180,604
    Tempo Participacoes SA..............................   310,102      309,953
*   Tereos Internacional SA.............................     5,892       78,903
    Totvs SA............................................ 1,405,026   11,399,058
    TPI - Triunfo Participacoes e Investimentos SA......   264,501      300,357
    Transmissora Alianca de Energia Eletrica SA......... 1,836,518    7,997,285
    Usinas Siderurgicas de Minas Gerais SA..............     5,300        4,238
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.....................   812,887    8,114,776
*   Vanguarda Agro SA...................................    45,809       71,400
    Via Varejo SA(BGSHPP4)..............................   518,541      378,993
    Via Varejo SA(B7VY430)..............................   205,862       63,589
                                                                   ------------
TOTAL BRAZIL............................................            288,528,884
                                                                   ------------
CHILE -- (1.3%)
    Aguas Andinas SA Class A............................ 1,338,389      671,683

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Banmedica SA........................................  1,745,593 $ 2,416,201
    Besalco SA..........................................  2,277,748     702,143
    CAP SA..............................................    839,020   1,729,905
    Cementos BIO BIO SA.................................    352,724     253,587
*   Cia Sud Americana de Vapores SA..................... 77,167,071   1,461,974
    Cintac SA...........................................    155,880      19,012
    Clinica LAS Condes SA...............................        349      18,114
    Corpbanca SA........................................ 82,264,818     624,276
#   Corpbanca SA ADR....................................     11,810     136,406
    Cristalerias de Chile SA............................    130,323     822,363
    E.CL SA.............................................  5,691,360   7,862,255
    Embotelladora Andina SA Class B ADR.................     36,069     607,041
    Empresa Nacional de Telecomunicaciones SA...........    428,011   4,190,152
*   Empresas AquaChile SA...............................  1,281,212     355,357
    Empresas Hites SA...................................  1,224,251     380,799
*   Empresas La Polar SA................................  4,375,847     208,826
    Enjoy SA............................................  1,016,659      50,987
    Forus SA............................................    835,481   1,856,811
    Gasco SA............................................    233,138   1,662,608
    Grupo Security SA...................................  2,197,140     584,947
    Inversiones Aguas Metropolitanas SA.................  4,172,539   5,671,902
    Inversiones La Construccion SA......................    238,917   2,379,863
*   Latam Airlines Group SA.............................    132,719     523,603
#*  Latam Airlines Group SA Sponsored ADR...............     65,287     334,269
    Masisa SA........................................... 14,224,085     324,076
    Multiexport Foods SA................................  3,502,735     425,807
    Parque Arauco SA....................................  7,176,122  11,177,542
    PAZ Corp. SA........................................  1,320,749     685,390
    Ripley Corp. SA.....................................  9,017,875   3,563,880
    Salfacorp SA........................................  2,427,453   1,211,623
    Sigdo Koppers SA....................................    743,543     855,476
    Sociedad Matriz SAAM SA............................. 34,893,702   2,173,498
    Socovesa SA.........................................  2,895,998     458,371
    Sonda SA............................................  1,773,503   2,804,288
*   Tech Pack SA........................................    153,812      44,176
    Vina Concha y Toro SA...............................  5,389,438   8,583,675
    Vina Concha y Toro SA Sponsored ADR.................      2,025      64,010
    Vina San Pedro Tarapaca SA..........................  2,624,505      24,432
                                                                    -----------
TOTAL CHILE.............................................             67,921,328
                                                                    -----------
CHINA -- (11.8%)
    361 Degrees International, Ltd......................  4,758,000   1,565,283
#   Agile Property Holdings, Ltd........................  9,525,500   4,601,122
    Ajisen China Holdings, Ltd..........................  3,663,000   1,482,364
    AMVIG Holdings, Ltd.................................  2,356,000     909,693
    Anhui Expressway Co., Ltd. Class H..................  2,770,000   2,197,187
#*  Anton Oilfield Services Group.......................  7,088,000     602,015
*   Anxin-China Holdings, Ltd........................... 16,347,000     151,687
#   Asia Cement China Holdings Corp.....................  2,700,500     556,010
#*  Asian Citrus Holdings, Ltd..........................  2,314,000     138,229
*   Ausnutria Dairy Corp., Ltd..........................    365,000     117,728
#   AVIC International Holdings, Ltd. Class H...........  1,756,000     792,646
    Bank of Chongqing Co., Ltd. Class H.................  1,160,000     908,538

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
#   Baoxin Auto Group, Ltd................................  4,359,000 $2,494,877
    Baoye Group Co., Ltd. Class H.........................  1,860,000  1,117,623
*   BaWang International Group Holding, Ltd...............    256,000     15,403
    Beijing Capital International Airport Co., Ltd.
      Class H.............................................  6,502,000  5,906,967
    Beijing Capital Land, Ltd. Class H....................  8,092,500  3,034,425
*   Beijing Development HK, Ltd...........................     55,000      9,834
    Beijing Jingneng Clean Energy Co., Ltd. Class H.......  8,094,000  2,389,019
#   Beijing North Star Co., Ltd. Class H..................  7,110,000  2,018,660
#*  Beijing Properties Holdings, Ltd......................  5,484,000    323,335
    Beijing Urban Construction Design & Development Group
      Co., Ltd. Class H...................................    391,000    205,023
    Besunyen Holdings Co., Ltd............................  1,155,000    118,141
    Billion Industrial Holdings, Ltd......................     26,000     14,042
#   Biostime International Holdings, Ltd..................  1,147,000  3,345,032
#   Bloomage Biotechnology Corp., Ltd.....................  1,015,000  2,325,703
#   Boer Power Holdings, Ltd..............................  1,743,000  3,069,586
#   Bolina Holding Co., Ltd...............................  2,212,000    523,819
#   Bosideng International Holdings, Ltd.................. 18,694,000  1,471,691
#   Boyaa Interactive International, Ltd..................  1,417,000    493,070
    Bracell, Ltd..........................................    328,000     29,675
    Brilliant Circle Holdings International, Ltd..........    140,000     28,193
    Broad Greenstate International Co., Ltd...............    956,000    196,428
*   BYD Electronic International Co., Ltd.................  4,692,815  1,989,891
    C C Land Holdings, Ltd................................  8,968,343  2,796,646
#*  C.banner International Holdings, Ltd..................  1,487,000    559,847
#   Cabbeen Fashion, Ltd..................................    958,000    474,661
    Carrianna Group Holdings Co., Ltd.....................  1,855,257    178,051
    CECEP COSTIN New Materials Group, Ltd.................  5,220,000    418,186
    Central China Real Estate, Ltd........................  4,638,626    846,867
    Central China Securities Co., Ltd. Class H............    985,000    397,925
#   Century Sunshine Group Holdings, Ltd..................  8,055,000    395,939
#   Changshouhua Food Co., Ltd............................  1,773,000    801,579
#*  Chaowei Power Holdings, Ltd...........................  3,536,000  2,103,056
*   Chia Tai Enterprises International, Ltd...............    202,885     50,685
*   Chigo Holding, Ltd.................................... 21,682,000    272,411
#   China Aerospace International Holdings, Ltd........... 14,262,500  1,630,348
#*  China Agri-Industries Holdings, Ltd................... 13,361,800  3,627,617
#   China Aircraft Leasing Group Holdings, Ltd............    252,500    199,295
#   China All Access Holdings, Ltd........................  4,818,000  1,654,929
*   China Animal Healthcare, Ltd..........................  3,671,000    460,004
    China Aoyuan Property Group, Ltd......................  7,167,000  1,323,236
*   China Automation Group, Ltd...........................  2,618,000    267,325
    China BlueChemical, Ltd. Class H...................... 10,568,000  2,221,038
    China Child Care Corp., Ltd...........................  3,583,000    286,728
*   China City Infrastructure Group, Ltd..................  1,220,000     65,608
#*  China City Railway Transportation Technology Holdings
      Co., Ltd............................................    972,000    186,539
    China Communications Services Corp., Ltd. Class H..... 13,876,000  5,392,634
#*  China Datang Corp. Renewable Power Co., Ltd. Class H.. 14,673,000  1,672,590
#   China Dongxiang Group Co., Ltd........................ 15,394,985  3,064,593
*   China Dredging Environment Protection Holdings, Ltd...  2,445,000    418,743
*   China Dynamics Holdings, Ltd..........................  4,190,000    142,066
#   China Electronics Corp. Holdings Co., Ltd.............    688,000    205,364
#   China Energine International Holdings, Ltd............  2,652,000    170,998
    China Everbright, Ltd.................................  1,248,000  2,598,146

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
#*  China Fiber Optic Network System Group, Ltd.........  9,167,999 $  576,947
    China Financial Services Holdings, Ltd..............  4,146,000    284,686
*   China First Capital Group, Ltd......................     70,000     33,777
#*  China Foods, Ltd....................................  5,842,000  1,879,769
*   China Glass Holdings, Ltd...........................  4,522,000    476,491
*   China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A......................................    340,000     71,513
*   China Greenland Rundong Auto Group, Ltd.............    220,000     85,344
*   China Hanking Holdings, Ltd.........................    361,000    166,624
#   China Harmony New Energy Auto Holding, Ltd..........  4,210,000  2,675,850
*   China High Precision Automation Group, Ltd..........  1,289,000     37,895
*   China High Speed Transmission Equipment Group Co.,
      Ltd...............................................  6,280,000  4,811,889
#   China Hongqiao Group, Ltd...........................  1,552,000    848,395
*   China Household Holdings, Ltd....................... 10,675,000    119,557
*   China Huiyuan Juice Group, Ltd......................  4,744,000  1,736,891
#*  China ITS Holdings Co., Ltd.........................  4,003,412    306,371
    China Jinmao Holdings Group, Ltd.................... 23,818,300  6,264,771
#   China Jiuhao Health Industry Corp., Ltd.............  5,180,000    637,927
    China Lesso Group Holdings, Ltd.....................  6,733,000  3,707,839
    China Lilang, Ltd...................................  3,294,000  1,896,130
    China Longevity Group Co., Ltd......................  1,076,350     35,552
    China LotSynergy Holdings, Ltd......................  4,500,000    155,371
#*  China Lumena New Materials Corp..................... 14,530,000         --
    China Machinery Engineering Corp. Class H...........  3,790,000  2,624,277
    China Maple Leaf Educational Systems, Ltd...........    206,000     95,811
#   China Medical System Holdings, Ltd..................  5,412,500  6,369,993
#   China Merchants Land, Ltd...........................  7,450,000  1,046,689
#*  China Metal Recycling Holdings, Ltd.................  2,401,686    545,722
#   China Modern Dairy Holdings, Ltd.................... 12,278,000  2,251,875
#   China National Building Material Co., Ltd. Class H..  9,212,000  3,829,929
    China National Materials Co., Ltd. Class H..........  7,389,000  1,286,623
#*  China New Town Development Co., Ltd.................  7,978,148    247,662
*   China NT Pharma Group Co., Ltd......................  1,562,500    404,793
#*  China Oil & Gas Group, Ltd.......................... 28,578,000  1,647,246
    China Outfitters Holdings, Ltd......................     24,000      1,754
#   China Overseas Grand Oceans Group, Ltd..............  5,720,500  1,953,883
    China Pioneer Pharma Holdings, Ltd..................    743,000    174,698
    China Power International Development, Ltd..........  6,199,000  2,768,674
#   China Power New Energy Development Co., Ltd......... 32,320,000  2,478,063
#*  China Precious Metal Resources Holdings Co., Ltd.... 22,350,318    738,356
*   China Properties Group, Ltd.........................  2,640,000    471,009
#*  China Rare Earth Holdings, Ltd......................  8,472,799    500,205
*   China Resources and Transportation Group, Ltd.......    600,000      6,741
    China Resources Cement Holdings, Ltd................  9,294,000  2,251,611
*   China Ruifeng Renewable Energy Holdings, Ltd........  2,072,000    214,908
#*  China Sanjiang Fine Chemicals Co., Ltd..............  3,648,000    350,309
    China SCE Property Holdings, Ltd....................  8,214,200  1,767,710
#*  China Shanshui Cement Group, Ltd.................... 11,268,000  2,997,714
*   China Shengmu Organic Milk, Ltd.....................  1,412,000    324,833
    China Shineway Pharmaceutical Group, Ltd............  2,091,200  2,400,504
#   China Silver Group, Ltd.............................  1,438,000    297,897
#   China Singyes Solar Technologies Holdings, Ltd......  2,878,200  1,374,978
#   China South City Holdings, Ltd...................... 14,216,000  2,680,357
    China Starch Holdings, Ltd..........................  5,040,000     91,138

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
#   China Suntien Green Energy Corp., Ltd. Class H...... 10,775,000 $1,214,362
*   China Taifeng Beddings Holdings, Ltd................  1,336,000     34,770
#*  China Tian Lun Gas Holdings, Ltd....................  1,077,000    830,087
    China Tianyi Holdings, Ltd..........................  2,804,000    432,446
#*  China Traditional Chinese Medicine Co., Ltd.........  6,860,000  3,794,887
    China Travel International Investment Hong Kong,
      Ltd............................................... 14,807,900  5,041,393
*   China Vanadium Titano - Magnetite Mining Co., Ltd...  5,287,000    158,105
    China Vast Industrial Urban Development Co., Ltd....    110,000     38,200
#   China Water Affairs Group, Ltd......................  6,752,000  2,877,904
#*  China Water Industry Group, Ltd.....................  1,448,000    269,523
#   China Yongda Automobiles Services Holdings, Ltd.....    959,000    591,907
#*  China Yurun Food Group, Ltd.........................  9,041,000  1,242,862
*   China Zenith Chemical Group, Ltd....................  2,180,000    194,744
#   China ZhengTong Auto Services Holdings, Ltd.........  6,087,500  2,250,549
#   China Zhongwang Holdings, Ltd.......................  5,296,400  2,405,570
#*  Chinasoft International, Ltd........................  8,500,000  2,992,131
*   Chinese People Holdings Co., Ltd....................  1,855,709     30,258
*   Chongqing Iron & Steel Co., Ltd. Class H............    495,400     62,211
    Chongqing Machinery & Electric Co., Ltd. Class H....  7,586,000    818,701
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  2,662,000    355,615
#   CIFI Holdings Group Co., Ltd........................  8,686,000  1,669,012
#   CIMC Enric Holdings, Ltd............................  3,706,000  1,867,873
#*  CITIC Dameng Holdings, Ltd..........................  3,212,000    146,384
#*  CITIC Resources Holdings, Ltd....................... 16,398,600  1,256,438
#*  Citychamp Watch & Jewellery Group, Ltd.............. 11,492,000  1,682,681
    Clear Media, Ltd....................................    282,000    245,670
*   Coastal Greenland, Ltd..............................  5,286,000    126,581
#*  Cogobuy Group.......................................    531,000    581,067
    Colour Life Services Group Co., Ltd.................    133,000     88,416
#   Comba Telecom Systems Holdings, Ltd.................  6,774,412  1,032,526
*   Comtec Solar Systems Group, Ltd.....................  4,958,000    366,612
#   Concord New Energy Group, Ltd....................... 25,974,964  1,144,843
    Consun Pharmaceutical Group, Ltd....................    442,000    244,693
*   Coolpad Group, Ltd.................................. 16,112,000  2,464,759
#   Cosco International Holdings, Ltd...................  2,703,000  1,407,210
    COSCO Pacific, Ltd..................................  4,276,604  4,848,601
*   Coslight Technology International Group Co., Ltd....    320,000    107,545
#   Cosmo Lady China Holdings Co., Ltd..................    428,000    385,670
    CP Pokphand Co., Ltd................................ 31,000,594  2,574,505
#   CPMC Holdings, Ltd..................................  2,524,000  1,283,518
#   CT Environmental Group, Ltd......................... 11,358,000  3,312,428
    Da Ming International Holdings, Ltd.................    862,000    216,999
*   DaChan Food Asia, Ltd...............................  1,523,955    144,758
#   Dah Chong Hong Holdings, Ltd........................  5,302,000  2,016,514
#   Dalian Port PDA Co., Ltd. Class H...................  2,750,000  1,115,283
#*  Daphne International Holdings, Ltd..................  7,022,000    954,475
    Dawnrays Pharmaceutical Holdings, Ltd...............  2,798,943  1,883,880
#*  DBA Telecommunication Asia Holdings, Ltd............  2,108,000     17,772
    Digital China Holdings, Ltd.........................  5,654,800  5,884,333
#   Dongjiang Environmental Co., Ltd. Class H...........    225,975    281,261
    Dongyue Group, Ltd..................................  7,432,000  1,432,083
*   Dynagreen Environmental Protection Group Co., Ltd.
      Class H...........................................    249,000    105,673
#*  Dynasty Fine Wines Group, Ltd.......................  1,614,000     56,007

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    Embry Holdings, Ltd.................................    473,000 $  231,841
#   EVA Precision Industrial Holdings, Ltd..............  6,402,435    919,074
#*  EverChina International Holdings Co., Ltd........... 11,170,000    397,642
*   Evergreen International Holdings, Ltd...............  1,208,000    116,965
*   Extrawell Pharmaceutical Holdings, Ltd..............  1,337,921     48,773
    Fantasia Holdings Group Co., Ltd.................... 12,480,000  1,348,585
#   Far East Horizon, Ltd...............................  4,803,000  3,706,939
    Feiyu Technology International Co., Ltd.............    241,500     56,453
#   First Tractor Co., Ltd. Class H.....................    497,176    264,449
*   Forgame Holdings, Ltd...............................      9,500     15,251
    Freetech Road Recycling Technology Holdings, Ltd....  2,164,000    199,601
#   Fu Shou Yuan International Group, Ltd...............  1,448,000  1,043,792
#   Fufeng Group, Ltd...................................  6,185,600  1,988,302
#   Fuguiniao Co., Ltd. Class H.........................  1,490,000    884,169
#   Future Land Development Holdings, Ltd...............  4,500,000    549,180
#   GCL-Poly Energy Holdings, Ltd....................... 64,620,000  8,333,541
#   Geely Automobile Holdings, Ltd......................  6,355,000  2,719,288
*   Global Bio-Chem Technology Group Co., Ltd...........  2,772,800     61,204
*   Glorious Property Holdings, Ltd..................... 16,171,501  1,691,755
    Goldbond Group Holdings, Ltd........................    210,000      7,035
#   Golden Eagle Retail Group, Ltd......................  3,290,000  3,659,195
#   Golden Meditech Holdings, Ltd.......................  3,780,789    504,281
#*  Goldin Properties Holdings, Ltd.....................  1,058,000    731,003
#   Goldlion Holdings, Ltd..............................  1,642,962    609,543
#   Goldpac Group, Ltd..................................  1,697,000    508,796
    GOME Electrical Appliances Holding, Ltd............. 63,595,000  8,914,252
    Good Friend International Holdings, Inc.............    398,667     93,419
#*  Goodbaby International Holdings, Ltd................  4,518,000  1,926,540
#   Greatview Aseptic Packaging Co., Ltd................  5,061,000  2,123,736
#*  Greenland Hong Kong Holdings, Ltd...................  4,073,000  1,136,416
*   Greentown China Holdings, Ltd.......................  4,469,648  3,359,205
#*  Guangdong Land Holdings, Ltd........................  4,396,800  1,072,574
    Guangdong Yueyun Transportation Co., Ltd. Class H...    557,000    353,232
#   Guangzhou R&F Properties Co., Ltd. Class H..........  5,330,800  5,767,909
#*  Guodian Technology & Environment Group Corp., Ltd.
      Class H...........................................  5,284,000    370,674
*   Haichang Ocean Park Holdings, Ltd...................    570,000    118,420
#   Haitian International Holdings, Ltd.................  3,051,000  3,675,170
#*  Hanergy Thin Film Power Group, Ltd.................. 17,084,000    467,429
    Harbin Bank Co., Ltd. Class H.......................     43,000     11,188
    Harbin Electric Co., Ltd. Class H...................  4,715,413  1,707,846
*   HC International, Inc...............................    226,000    105,034
    Henderson Investment, Ltd...........................    596,000     47,715
#   Hengdeli Holdings, Ltd.............................. 15,973,399  1,734,444
#*  Hi Sun Technology China, Ltd........................  1,680,000    248,183
*   Hidili Industry International Development, Ltd......  2,678,000     50,197
#   Hilong Holding, Ltd.................................  4,081,000    511,452
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H.    291,000    113,770
*   HKC Holdings, Ltd................................... 19,289,447    317,629
*   HL Technology Group, Ltd............................  1,651,000    431,600
    HNA Infrastructure Co., Ltd. Class H................    603,000    693,792
#*  Honghua Group, Ltd.................................. 10,418,000    482,656
    Hopefluent Group Holdings, Ltd......................    835,670    197,355
#   Hopewell Highway Infrastructure, Ltd................  4,163,000  1,916,996

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
#*  Hopson Development Holdings, Ltd....................  4,002,000 $3,722,927
#   HOSA International, Ltd.............................  3,276,000  1,082,246
#   Hua Han Health Industry Holdings, Ltd. Class H...... 24,399,698  2,477,334
#   Huabao International Holdings, Ltd.................. 11,239,014  4,204,589
#   Huadian Fuxin Energy Corp., Ltd. Class H............ 13,648,000  2,677,850
    Huaneng Renewables Corp., Ltd. Class H.............. 21,370,000  4,618,245
*   Huiyin Smart Community Co., Ltd.....................  1,878,000    181,935
    Hydoo International Holding, Ltd....................  1,524,000    167,470
    Inspur International, Ltd...........................  2,056,000    343,623
#   Intime Retail Group Co., Ltd........................  6,959,000  5,324,168
#   Jiangnan Group, Ltd.................................  7,454,000  1,110,486
*   Jinchuan Group International Resources Co., Ltd.....  3,808,000    129,782
    Ju Teng International Holdings, Ltd.................  5,126,000  2,028,465
    Jutal Offshore Oil Services, Ltd....................    356,000     23,747
*   Kai Yuan Holdings, Ltd.............................. 13,400,000    107,607
#*  Kaisa Group Holdings, Ltd...........................  9,828,000    369,457
*   Kasen International Holdings, Ltd...................    162,000     21,597
    Kingboard Chemical Holdings, Ltd....................  4,036,921  6,207,719
    Kingboard Laminates Holdings, Ltd...................  5,419,000  2,187,320
#   Kingdee International Software Group Co., Ltd....... 11,041,200  3,877,804
    Koradior Holdings, Ltd..............................    155,000    211,373
    KWG Property Holding, Ltd........................... 10,280,950  6,610,633
#*  Labixiaoxin Snacks Group, Ltd.......................  1,729,000    176,500
    Lai Fung Holdings, Ltd.............................. 28,358,229    448,201
*   Landing International Development, Ltd.............. 19,915,000    282,985
    Le Saunda Holdings, Ltd.............................  2,049,799    412,591
    Lee & Man Chemical Co., Ltd.........................    998,785    240,372
    Lee & Man Paper Manufacturing, Ltd..................  9,066,000  5,137,854
#   Lee's Pharmaceutical Holdings, Ltd..................    436,000    403,191
    Leoch International Technology, Ltd.................    953,000     71,270
#*  Lianhua Supermarket Holdings Co., Ltd. Class H......  2,353,600    769,287
#*  Lifetech Scientific Corp............................  8,742,000  1,469,120
*   Lingbao Gold Co., Ltd. Class H......................    746,000    132,831
    Livzon Pharmaceutical Group, Inc. Class H...........    284,380  1,285,071
    Logan Property Holdings Co., Ltd....................  2,190,000    657,734
    Lonking Holdings, Ltd............................... 12,626,000  1,635,114
#*  Loudong General Nice Resources China Holdings, Ltd..  8,370,140    714,838
#*  Luye Pharma Group, Ltd..............................  1,210,000  1,009,513
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  1,664,000    307,894
#   Maoye International Holdings, Ltd...................  6,946,000    754,808
    Merry Garden Holdings, Ltd..........................  4,650,000    101,805
#*  Microport Scientific Corp...........................  1,759,000    833,280
*   MIE Holdings Corp...................................  7,418,000    792,212
    MIN XIN Holdings, Ltd...............................    654,000    583,103
#*  Mingfa Group International Co., Ltd.................  7,108,000  1,740,699
*   Mingyuan Medicare Development Co., Ltd..............  6,950,000     38,498
    Minmetals Land, Ltd.................................  7,084,000    671,661
    Minth Group, Ltd....................................  3,313,000  6,064,765
#*  MMG, Ltd............................................  9,058,000  1,667,534
    MOBI Development Co., Ltd...........................  1,014,000    144,920
    Nature Home Holding Co., Ltd........................    520,000     64,553
#   NetDragon Websoft, Inc..............................    494,044  1,268,207
    New World Department Store China, Ltd...............  2,838,462    382,204

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Nexteer Automotive Group, Ltd.......................    441,000 $   457,731
    Nine Dragons Paper Holdings, Ltd.................... 10,759,000   6,798,702
#*  North Mining Shares Co., Ltd........................ 21,670,000     257,998
#*  NVC Lighting Holdings, Ltd..........................  7,010,000     742,657
*   O-Net Technologies Group, Ltd.......................  1,268,000     315,649
    Overseas Chinese Town Asia Holdings, Ltd............  1,484,183     546,719
#   Pacific Online, Ltd.................................  2,808,365     741,265
#   Parkson Retail Group, Ltd...........................  7,034,500     810,812
#   PAX Global Technology, Ltd..........................  4,144,000   4,206,128
    Peak Sport Products Co., Ltd........................  1,495,000     379,830
#   Phoenix Healthcare Group Co., Ltd...................  2,237,500   1,952,945
#   Phoenix Satellite Television Holdings, Ltd..........  7,334,000   1,468,269
    Poly Culture Group Corp., Ltd. Class H..............     29,000      67,103
#   Poly Property Group Co., Ltd........................ 14,697,000   4,019,049
#*  Pou Sheng International Holdings, Ltd............... 12,205,806   2,147,259
    Powerlong Real Estate Holdings, Ltd.................  7,586,000   1,359,024
#*  Prosperity International Holdings HK, Ltd...........  5,020,000     136,406
#*  PW Medtech Group, Ltd...............................  3,482,000     743,661
    Qingdao Port International Co., Ltd. Class H........    210,000      77,579
    Qingling Motors Co., Ltd. Class H...................  1,836,000     509,087
*   Qunxing Paper Holdings Co., Ltd.....................    669,913      32,545
*   Real Gold Mining, Ltd...............................    300,500      10,157
#   Real Nutriceutical Group, Ltd.......................  3,249,000     298,433
    Redco Properties Group, Ltd.........................    176,000     126,990
#*  Renhe Commercial Holdings Co., Ltd.................. 98,029,000   4,069,069
#   REXLot Holdings, Ltd................................ 59,701,502   1,266,025
    Road King Infrastructure, Ltd.......................  1,589,000   1,272,116
    Samson Holding, Ltd.................................  3,644,000     417,699
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd...............................................  6,295,000   1,274,929
*   Scud Group, Ltd.....................................  1,876,000      47,015
*   Semiconductor Manufacturing International Corp...... 75,582,000   6,660,980
*   Semiconductor Manufacturing International Corp. ADR.     11,095      47,819
    Shandong Chenming Paper Holdings, Ltd. Class H......  2,074,500   1,327,749
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................  7,472,000   4,817,981
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H....    232,000     125,071
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H...........................................    170,000     100,398
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H......................................    219,000     173,657
    Shanghai Industrial Holdings, Ltd...................  2,759,000   6,025,072
#   Shanghai Industrial Urban Development Group, Ltd.... 11,610,000   2,038,208
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................  6,956,000   2,581,413
    Shanghai Prime Machinery Co., Ltd. Class H..........  4,814,000     617,647
*   Shanghai Zendai Property, Ltd.......................  8,390,000     198,208
    Sheen Tai Holdings Grp Co., Ltd.....................  1,172,000     126,581
*   Shengli Oil & Gas Pipe Holdings, Ltd................  2,272,500      89,005
    Shenguan Holdings Group, Ltd........................  6,676,000     734,996
    Shenzhen Expressway Co., Ltd. Class H...............  4,024,400   3,210,400
    Shenzhen International Holdings, Ltd................  6,618,751  10,399,248
    Shenzhen Investment, Ltd............................ 17,159,378   6,633,078
*   Shougang Concord International Enterprises Co., Ltd. 28,796,000     748,037
#   Shougang Fushan Resources Group, Ltd................ 18,812,000   2,047,593
#   Shui On Land, Ltd................................... 22,826,643   5,566,473
*   Shunfeng International Clean Energy, Ltd............  8,484,000   1,227,244
#   Sichuan Expressway Co., Ltd. Class H................  4,984,000   1,473,730

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    Silver Grant International Industries, Ltd..........  4,622,000 $  585,192
*   SIM Technology Group, Ltd...........................  1,050,000     44,465
#*  Sino Oil And Gas Holdings, Ltd...................... 71,702,766  1,767,769
*   Sino-I Technology, Ltd..............................  3,950,000     52,431
    Sino-Ocean Land Holdings, Ltd.......................     92,104     46,698
    Sinofert Holdings, Ltd.............................. 13,929,327  1,879,117
#*  Sinolink Worldwide Holdings, Ltd.................... 10,800,800  1,291,998
#   SinoMedia Holding, Ltd..............................  1,126,000    289,097
    Sinopec Engineering Group Co., Ltd. Class H.........  1,853,500  1,561,113
#   Sinopec Kantons Holdings, Ltd.......................  3,908,000  2,034,219
#   Sinosoft Technology Group, Ltd......................  2,588,000  1,196,058
#   Sinotrans Shipping, Ltd.............................  2,534,586    397,822
    Sinotrans, Ltd. Class H............................. 10,475,000  4,805,024
    Sinotruk Hong Kong, Ltd.............................  4,198,500  1,394,102
#   SITC International Holdings Co., Ltd................  5,519,000  2,554,453
#   Skyworth Digital Holdings, Ltd...................... 10,631,641  5,510,824
#   SMI Holdings Group, Ltd............................. 14,404,066  1,496,334
    SOHO China, Ltd.....................................  9,124,000  4,268,908
*   Solargiga Energy Holdings, Ltd......................  5,815,000    119,352
#*  Sound Global, Ltd...................................    193,000     71,437
#*  Sparkle Roll Group, Ltd.............................  6,040,000    347,281
    Springland International Holdings, Ltd..............  4,080,000    807,296
#*  SPT Energy Group, Inc...............................  4,970,000    392,620
*   SRE Group, Ltd...................................... 17,396,346    667,654
#   SSY Group, Ltd...................................... 11,685,152  3,043,611
*   Sun King Power Electronics Group....................    754,000    108,517
    Sunac China Holdings, Ltd........................... 12,015,000  7,500,317
#   Sunny Optical Technology Group Co., Ltd.............  3,582,000  7,678,447
*   Sunshine 100 China Holdings, Ltd....................    130,000     59,202
#*  Synertone Communication Corp........................ 17,672,000    171,967
#   TCC International Holdings, Ltd.....................  9,734,647  1,423,408
#   TCL Communication Technology Holdings, Ltd..........  3,352,198  2,492,627
#   TCL Multimedia Technology Holdings, Ltd.............  3,700,510  1,988,363
#*  Technovator International, Ltd......................    994,000    451,759
#   Tenfu Cayman Holdings Co., Ltd......................    185,000     63,941
#   Tenwow International Holdings, Ltd..................  1,967,000    540,240
    Texhong Textile Group, Ltd..........................  2,030,000  1,321,574
#   Tian An China Investment Co., Ltd...................  1,383,000    680,584
#   Tian Ge Interactive Holdings, Ltd...................     61,000     35,493
    Tian Shan Development Holdings, Ltd.................  1,600,000    648,670
    Tiande Chemical Holdings, Ltd.......................     64,000      9,319
#   Tiangong International Co., Ltd.....................  8,718,000    586,469
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H......................................  1,630,000  1,049,698
    Tianjin Development Holdings, Ltd...................  1,904,000    923,347
*   Tianjin Jinran Public Utilities Co., Ltd. Class H...  2,940,000    235,611
    Tianjin Port Development Holdings, Ltd.............. 11,116,800  1,546,577
#*  Tianneng Power International, Ltd...................  3,574,048  2,681,694
#   Tibet 5100 Water Resources Holdings, Ltd............  8,457,000  2,804,574
    Time Watch Investments, Ltd.........................  1,456,000    181,522
    Times Property Holdings, Ltd........................    595,000    236,615
#   Tomson Group, Ltd...................................  1,178,575    268,063
    Tong Ren Tang Technologies Co., Ltd. Class H........  3,546,000  5,463,033
#   Tongda Group Holdings, Ltd.......................... 18,250,000  2,923,987

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Tonly Electronics Holdings, Ltd....................    431,176 $    226,012
    Top Spring International Holdings, Ltd.............    292,500      135,183
#   Towngas China Co., Ltd.............................  5,430,000    2,614,555
    TPV Technology, Ltd................................  4,981,964      555,765
#   Travelsky Technology, Ltd. Class H.................  1,643,090    2,513,661
#   Trigiant Group, Ltd................................  3,684,000      659,408
*   Trony Solar Holdings Co., Ltd......................  1,757,000       26,646
#   Truly International Holdings, Ltd..................  8,151,573    1,852,425
    Uni-President China Holdings, Ltd..................  5,691,000    3,685,270
*   United Energy Group, Ltd........................... 13,424,450      688,202
#   Universal Health International Group Holding, Ltd..  7,123,000      893,692
#   V1 Group, Ltd...................................... 20,329,600    1,042,128
    Wanguo International Mining Group, Ltd.............    154,000       53,779
    Wasion Group Holdings, Ltd.........................  3,032,000    1,881,478
    Weiqiao Textile Co. Class H........................  2,212,000      988,399
    Welling Holding, Ltd...............................  6,322,000    1,028,864
#   West China Cement, Ltd............................. 16,556,000    3,413,649
#   Wisdom Sports Group................................  4,259,000    2,288,777
#*  Wuzhou International Holdings, Ltd.................  9,744,000    1,015,375
#   Xiamen International Port Co., Ltd. Class H........  6,010,000    1,064,055
*   Xiao Nan Guo Restaurants Holdings, Ltd.............    358,000       23,213
#*  Xinchen China Power Holdings, Ltd..................  1,406,000      213,672
    Xingda International Holdings, Ltd.................  5,789,000    1,081,772
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................  2,038,103    1,641,140
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..  4,629,598      390,126
#   Xinyi Solar Holdings, Ltd..........................  9,656,000    3,103,178
    Xiwang Special Steel Co., Ltd......................  3,409,000      440,248
    XTEP International Holdings, Ltd...................  4,559,000    2,043,168
*   Yanchang Petroleum International, Ltd.............. 28,290,000      659,434
    Yashili International Holdings, Ltd................    355,000       80,156
#   Yestar International Holdings Co., Ltd.............    960,000      368,320
    Yida China Holdings, Ltd...........................    436,000      157,458
    Yingde Gases Group Co., Ltd........................  6,350,500    2,402,710
#   Yip's Chemical Holdings, Ltd.......................  1,886,000      537,491
    Youyuan International Holdings, Ltd................  2,170,070      659,368
    Yuanda China Holdings, Ltd......................... 12,884,000      518,389
#   Yuexiu Property Co., Ltd........................... 47,444,284    6,900,060
#   Yuexiu Transport Infrastructure, Ltd...............  3,874,018    2,272,575
#   Yuzhou Properties Co., Ltd.........................  8,392,120    1,947,892
#   Zall Development Group, Ltd........................ 13,914,000    2,764,657
#   Zhaojin Mining Industry Co., Ltd. Class H..........  5,620,000    3,203,574
#   Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................  1,244,600      461,296
*   Zhong An Real Estate, Ltd..........................  6,952,400      657,853
#   Zhongsheng Group Holdings, Ltd.....................  3,614,000    1,837,259
    Zhuhai Holdings Investment Group, Ltd..............    950,000      153,961
                                                                   ------------
TOTAL CHINA............................................             599,479,146
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA.................................    150,579      625,711
    Bolsa de Valores de Colombia....................... 29,054,344      146,046
    Celsia SA ESP......................................    762,291      709,459
*   Cemex Latam Holdings SA............................    825,419    2,439,167
    Constructora Conconcreto SA........................    293,150       96,451

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
COLOMBIA -- (Continued)
*   Corp. Financiera Colombiana SA(BYPK1V0).............       789 $     8,365
    Corp. Financiera Colombiana SA(B000C92).............    16,336     185,631
    Empresa de Telecomunicaciones de Bogota............. 2,862,868     475,328
*   Grupo Odinsa SA.....................................    19,092      49,439
    Interconexion Electrica SA ESP......................   288,261     646,337
    Isagen SA ESP....................................... 1,603,357   1,919,632
    Mineros SA..........................................   102,961      61,792
                                                                   -----------
TOTAL COLOMBIA..........................................             7,363,358
                                                                   -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................   224,579   1,819,458
*   Astir Palace Vouliagmeni SA.........................    22,075      78,077
    Athens Water Supply & Sewage Co. SA (The)...........   125,722     636,848
    Bank of Greece......................................   142,930   1,457,790
*   Ellaktor SA.........................................   909,399   1,173,459
*   Elval Holdings SA...................................    61,004      66,336
*   Fourlis Holdings SA.................................   283,268     814,460
*   Frigoglass SAIC.....................................   167,513     294,549
*   GEK Terna Holding Real Estate Construction SA.......   475,188     707,192
    Hellenic Exchanges - Athens Stock Exchange SA.......   536,300   2,628,583
*   Iaso SA.............................................   282,999     147,177
*   Intracom Holdings SA................................   664,642     245,787
*   Intralot SA-Integrated Lottery Systems & Services...   865,039   1,120,215
*   Lamda Development SA................................    92,510     380,702
*   Marfin Investment Group Holdings SA................. 6,110,771     473,375
    Metka SA............................................   188,318   1,425,939
    Motor Oil Hellas Corinth Refineries SA..............   148,775   1,602,995
    Mytilineos Holdings SA..............................   339,544   1,181,448
    Piraeus Port Authority SA...........................    42,172     618,331
    Sarantis SA.........................................    96,712     744,328
    Terna Energy SA.....................................   257,713     603,617
                                                                   -----------
TOTAL GREECE............................................            18,220,666
                                                                   -----------
HONG KONG -- (0.0%)
*   Enerchina Holdings, Ltd............................. 2,787,000     125,210
                                                                   -----------
HUNGARY -- (0.0%)
#*  FHB Mortgage Bank P.L.C.............................    27,009      73,337
                                                                   -----------
INDIA -- (12.7%)
*   3M India, Ltd.......................................     5,887     866,957
    Aarti Industries....................................   202,181   1,480,071
    Aban Offshore, Ltd..................................   137,519     388,529
    Accelya Kale Solutions, Ltd.........................     2,647      35,691
    Adani Enterprises, Ltd..............................   124,092     134,194
*   Adani Power, Ltd.................................... 5,408,784   2,297,844
*   Advanta, Ltd........................................   201,749   1,318,104
    Aegis Logistics, Ltd................................ 1,171,370   1,799,052
    Agro Tech Foods, Ltd................................    62,964     451,013
    AIA Engineering, Ltd................................   229,359   2,779,627
    Ajanta Pharma, Ltd..................................   312,626   5,927,465
    Akzo Nobel India, Ltd...............................    71,693   1,413,031
    Alembic Pharmaceuticals, Ltd........................   571,962   5,256,301

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Alembic, Ltd........................................   624,014 $  364,688
    Allahabad Bank...................................... 1,121,891    890,578
    Allcargo Logistics, Ltd.............................   371,106  1,025,666
*   Alok Industries, Ltd................................ 3,380,589    258,570
    Alstom India, Ltd...................................   183,901  1,728,143
    Alstom T&D India, Ltd...............................   124,100    819,026
    Amara Raja Batteries, Ltd...........................   596,481  7,421,795
*   Amtek Auto, Ltd.....................................   217,501    121,853
    Anant Raj, Ltd......................................   315,955    177,769
    Andhra Bank......................................... 1,312,648  1,012,937
    Apar Industries, Ltd................................   102,166    746,665
    Apollo Tyres, Ltd................................... 2,214,640  4,855,692
*   Arvind Infrastructure, Ltd..........................   181,595    279,100
    Arvind, Ltd......................................... 1,986,900  9,604,890
*   Asahi India Glass, Ltd..............................   420,046    941,249
    Ashoka Buildcon, Ltd................................    95,746    273,673
    Astral Polytechnik, Ltd.............................    18,638    114,542
    Atul, Ltd...........................................    82,071  1,760,020
    Automotive Axles, Ltd...............................    11,656    100,475
    Bajaj Corp., Ltd....................................   382,136  2,166,587
    Bajaj Electricals, Ltd..............................   143,101    385,253
    Bajaj Finance, Ltd..................................    14,720  1,290,478
    Bajaj Finserv, Ltd..................................    28,357    781,040
*   Bajaj Hindusthan Sugar, Ltd......................... 1,464,306    365,370
    Bajaj Holdings & Investment, Ltd....................   117,527  2,595,388
    Balkrishna Industries, Ltd..........................   244,433  2,197,802
    Ballarpur Industries, Ltd........................... 1,005,483    236,011
    Balmer Lawrie & Co., Ltd............................   117,876  1,006,493
*   Balrampur Chini Mills, Ltd.......................... 1,374,241  1,806,401
    Bank of India....................................... 1,787,393  2,665,160
    Bank Of Maharashtra.................................   922,950    406,016
    Bannari Amman Sugars, Ltd...........................    14,297    226,079
    BASF India, Ltd.....................................    82,604    965,348
    Bata India, Ltd.....................................   312,614  2,215,316
    BEML, Ltd...........................................   269,474  4,166,619
    Berger Paints India, Ltd............................ 2,012,622  7,870,474
*   Bhushan Steel, Ltd..................................    14,063      7,785
    Biocon, Ltd.........................................   595,447  4,329,064
    Birla Corp., Ltd....................................   160,261    907,965
    Blue Dart Express, Ltd..............................    33,361  3,116,429
    Blue Star, Ltd......................................   274,413  1,503,718
    Bombay Dyeing & Manufacturing Co., Ltd..............   958,407    756,978
    Brigade Enterprises, Ltd............................   187,050    429,883
    Can Fin Homes, Ltd..................................     2,254     35,340
    Canara Bank.........................................    92,433    264,220
    Carborundum Universal, Ltd..........................   329,688    843,075
*   Castex Technologies, Ltd............................    79,866     13,022
    CCL Products India, Ltd.............................   508,280  1,264,484
    Ceat, Ltd...........................................   255,249  3,580,072
    Central Bank Of India...............................   260,434    240,478
    Century Plyboards India, Ltd........................   595,568  1,333,623
    Century Textiles & Industries, Ltd..................   729,171  5,673,837
    Cera Sanitaryware, Ltd..............................     4,861    126,298

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    CESC, Ltd...........................................   635,283 $4,263,785
    Chambal Fertilizers and Chemicals, Ltd.............. 1,262,558  1,073,536
*   Chennai Petroleum Corp., Ltd........................   439,632  1,213,355
    Chennai Super Kings Cricket, Ltd.................... 1,658,632     54,980
    Cholamandalam Investment and Finance Co., Ltd.......   104,234    971,884
    City Union Bank, Ltd................................ 1,679,038  1,972,037
    Clariant Chemicals India, Ltd.......................    67,559    716,895
    Coromandel International, Ltd.......................   546,870  1,362,917
    Corp. Bank.......................................... 1,459,316    840,466
    Cox & Kings, Ltd....................................   741,911  2,521,333
    Credit Analysis & Research, Ltd.....................    22,788    406,726
    CRISIL, Ltd.........................................    68,798  1,877,591
    Crompton Greaves, Ltd............................... 3,403,119  8,651,769
    Cyient, Ltd.........................................   369,344  2,392,090
    Dalmia Bharat, Ltd..................................   116,153  1,247,874
    DB Corp., Ltd.......................................    43,770    205,529
*   DB Realty, Ltd......................................   852,641    645,747
*   DCB Bank, Ltd....................................... 2,095,745  2,426,201
    DCM Shriram, Ltd....................................   260,162    490,662
    Deepak Fertilisers & Petrochemicals Corp., Ltd......   236,651    520,299
    Delta Corp., Ltd....................................   740,999    822,945
*   DEN Networks, Ltd...................................   450,304    557,989
    Dena Bank........................................... 1,166,128    622,340
    Dewan Housing Finance Corp., Ltd....................   409,934  1,120,629
    Dhanuka Agritech, Ltd...............................     4,439     35,426
*   Dish TV India, Ltd.................................. 4,089,775  5,545,097
    Dishman Pharmaceuticals & Chemicals, Ltd............   544,095  2,676,305
*   Dynamatic Technologies, Ltd.........................     7,303    212,584
    eClerx Services, Ltd................................   136,948  2,820,121
    Edelweiss Financial Services, Ltd................... 1,730,599  1,339,018
    EID Parry India, Ltd................................   560,802  1,521,786
    EIH, Ltd............................................   970,175  1,660,758
    Electrosteel Castings, Ltd..........................   607,641    201,335
    Elgi Equipments, Ltd................................   266,342    491,028
    Engineers India, Ltd................................   791,836  2,246,265
    Entertainment Network India, Ltd....................    64,795    702,226
*   Eros International Media, Ltd.......................   285,043    713,537
    Escorts, Ltd........................................   754,964  1,518,075
    Essel Propack, Ltd..................................   502,843  1,217,728
    Eveready Industries India, Ltd......................   220,779    813,698
    Exide Industries, Ltd............................... 2,409,364  4,299,236
    FAG Bearings India, Ltd.............................    33,586  1,946,921
    FDC, Ltd............................................   459,784  1,325,569
    Federal Bank, Ltd................................... 9,711,220  6,638,468
*   Federal-Mogul Goetze India, Ltd.....................    72,593    327,341
    Finolex Cables, Ltd.................................   771,546  2,629,361
    Finolex Industries, Ltd.............................   412,713  1,946,413
*   Firstsource Solutions, Ltd.......................... 2,197,171  1,217,688
*   Fortis Healthcare, Ltd.............................. 1,040,791  2,757,847
*   Future Consumer Enterprise, Ltd..................... 5,075,479  1,610,776
    Future Retail, Ltd..................................   976,270  2,028,989
    Gabriel India, Ltd..................................   593,652    772,159

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
*   Gammon Infrastructure Projects, Ltd.................    491,684 $   39,415
    Gateway Distriparks, Ltd............................    650,721  2,905,048
    Gati, Ltd...........................................    220,146    374,475
    GHCL, Ltd...........................................    255,980    454,026
    GIC Housing Finance, Ltd............................      6,971     22,958
    Gillette India, Ltd.................................     14,470    957,971
*   Global Offshore Services, Ltd.......................     80,472    396,747
*   GMR Infrastructure, Ltd............................. 15,924,296  3,071,151
    GOCL Corp., Ltd.....................................     76,450    161,148
    Godfrey Phillips India, Ltd.........................     34,724    629,033
    Godrej Industries, Ltd..............................    291,266  1,534,870
    Godrej Properties, Ltd..............................    477,132  2,122,193
    Granules India, Ltd.................................    605,310  1,048,956
    Graphite India, Ltd.................................    397,865    433,446
    Great Eastern Shipping Co., Ltd. (The)..............    537,311  2,679,839
    Greaves Cotton, Ltd.................................    754,248  1,440,908
    Greenply Industries, Ltd............................      4,015     10,435
    Grindwell Norton, Ltd...............................     22,877    242,697
    Gruh Finance, Ltd...................................    370,115  1,443,986
    Gujarat Alkalies & Chemicals, Ltd...................    194,312    526,390
    Gujarat Fluorochemicals, Ltd........................    224,424  1,575,875
    Gujarat Gas, Ltd....................................    319,983  2,714,185
    Gujarat Industries Power Co., Ltd...................     98,741    121,356
    Gujarat Mineral Development Corp., Ltd..............    803,287    736,184
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    266,808    326,476
*   Gujarat Pipavav Port, Ltd...........................  1,085,407  2,624,685
    Gujarat State Fertilizers & Chemicals, Ltd..........    969,096  1,005,207
    Gujarat State Petronet, Ltd.........................  1,629,507  3,429,607
    Gulf Oil Lubricants India, Ltd......................     76,450    582,393
*   GVK Power & Infrastructure, Ltd.....................  6,740,898    779,062
*   Hathway Cable & Datacom, Ltd........................  1,923,827  1,077,425
    Havells India, Ltd..................................  2,134,174  9,399,107
*   HCL Infosystems, Ltd................................    477,473    323,526
    HEG, Ltd............................................     68,820    138,580
*   HeidelbergCement India, Ltd.........................    836,118    869,456
*   Hexa Tradex, Ltd....................................     27,994      6,795
    Hexaware Technologies, Ltd..........................  1,734,722  5,936,656
    Hikal, Ltd..........................................     77,780    177,951
*   Himachal Futuristic Communications, Ltd.............  5,728,434  1,779,327
    Himatsingka Seide, Ltd..............................    150,257    450,539
    Hinduja Global Solutions, Ltd.......................     15,689    109,818
    Hinduja Ventures, Ltd...............................     27,826    163,920
*   Hindustan Construction Co., Ltd.....................  1,572,759    511,287
    Hindustan Media Ventures, Ltd.......................      7,790     31,570
    Hitachi Home & Life Solutions India, Ltd............     64,496  1,133,147
    Honeywell Automation India, Ltd.....................     13,522  1,729,560
*   Hotel Leela Venture, Ltd............................    149,324     42,195
*   Housing Development & Infrastructure, Ltd...........  3,112,488  3,409,203
    HSIL, Ltd...........................................    211,439    858,611
    HT Media, Ltd.......................................    547,350    630,708
    Huhtamaki PPL, Ltd..................................    117,975    382,451
    ICRA, Ltd...........................................      2,173    124,560
    IDBI Bank, Ltd......................................  3,911,420  3,401,856

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
*   IFB Industries, Ltd.................................     24,447 $  149,189
    IFCI, Ltd...........................................  3,956,490  1,322,258
*   IIFL Holdings, Ltd..................................  1,490,129  4,622,106
    IL&FS Transportation Networks, Ltd..................    807,052    954,661
*   India Cements, Ltd. (The)...........................  1,658,632  2,313,034
*   Indiabulls Real Estate, Ltd.........................  1,279,959  1,053,297
    Indian Bank.........................................    742,128  1,008,538
*   Indian Hotels Co., Ltd..............................  2,876,440  4,765,827
*   Indian Overseas Bank................................  1,582,099    590,850
    Indo Count Industries, Ltd..........................        900     14,671
    Indoco Remedies, Ltd................................    294,727  1,408,996
    Indraprastha Gas, Ltd...............................    366,128  3,032,390
    Info Edge India, Ltd................................     24,049    286,421
    Ingersoll-Rand India, Ltd...........................     89,008    892,780
*   Inox Leisure, Ltd...................................    365,038  1,179,478
*   Intellect Design Arena, Ltd.........................    628,348  2,168,037
    Ipca Laboratories, Ltd..............................    375,952  3,730,430
    IRB Infrastructure Developers, Ltd..................  1,690,879  6,101,850
*   ITD Cementation India, Ltd..........................    241,222    358,699
    J Kumar Infraprojects, Ltd..........................     28,792    153,798
    Jagran Prakashan, Ltd...............................    816,005  1,980,001
    Jai Corp., Ltd......................................    104,735    106,645
    Jain Irrigation Systems, Ltd........................  3,258,500  3,085,963
*   Jaiprakash Associates, Ltd.......................... 11,791,056  1,532,225
*   Jaiprakash Power Ventures, Ltd......................  6,325,569    568,480
    Jammu & Kashmir Bank, Ltd. (The)....................  2,258,525  2,394,868
*   Jaypee Infratech, Ltd...............................  3,812,775    606,436
    JB Chemicals & Pharmaceuticals, Ltd.................    264,873  1,044,572
    JBF Industries, Ltd.................................    267,913    888,664
    Jindal Poly Films, Ltd..............................    120,722    921,507
    Jindal Saw, Ltd.....................................  1,200,649    889,587
*   Jindal South West Holdings, Ltd.....................     21,339    320,020
*   Jindal Steel & Power, Ltd...........................  3,077,693  2,933,374
    JK Cement, Ltd......................................    195,528  1,438,890
    JK Lakshmi Cement, Ltd..............................    493,007  2,202,251
    JK Tyre & Industries, Ltd...........................  1,051,099  1,420,254
    JM Financial, Ltd...................................  2,294,766  1,339,090
    JSW Energy, Ltd.....................................  2,158,749  2,460,415
    Jubilant Foodworks, Ltd.............................    325,974  6,136,333
    Jubilant Life Sciences, Ltd.........................    505,015  2,625,800
    Just Dial, Ltd......................................    172,707  1,556,836
    Jyothy Laboratories, Ltd............................    415,956  1,756,808
    Kajaria Ceramics, Ltd...............................    323,556  4,656,594
    Kakinada Fertilizers, Ltd...........................    632,948     19,601
    Kalpataru Power Transmission, Ltd...................    480,876  1,413,246
    Kansai Nerolac Paints, Ltd..........................    394,828  1,526,728
    Karnataka Bank, Ltd. (The)..........................  1,274,026  1,864,820
    Karur Vysya Bank, Ltd. (The)........................    471,912  3,135,207
    Kaveri Seed Co., Ltd................................    202,438    971,242
*   KAYA, Ltd...........................................      6,469     95,741
    KCP, Ltd............................................     29,180     30,733
    KEC International, Ltd..............................    696,327  1,267,777
*   Kesoram Industries, Ltd.............................    270,075    372,022

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Kewal Kiran Clothing, Ltd...........................     1,598 $   49,288
    Kirloskar Brothers, Ltd.............................       817      1,542
    Kirloskar Oil Engines, Ltd..........................   237,212    847,300
    Kitex Garments, Ltd.................................    40,256    260,985
    Kolte-Patil Developers, Ltd.........................   193,641    303,208
    KPIT Technologies, Ltd.............................. 1,120,193  2,422,045
    KRBL, Ltd...........................................   502,524  1,801,570
    KSB Pumps, Ltd......................................    51,306    417,242
*   KSK Energy Ventures, Ltd............................   203,720    143,223
    L&T Finance Holdings, Ltd........................... 1,132,776    979,947
    LA Opala RG, Ltd....................................    11,173     98,309
    Lakshmi Machine Works, Ltd..........................    28,046  1,474,865
    Lakshmi Vilas Bank, Ltd. (The)......................   567,741    784,994
*   Lanco Infratech, Ltd................................ 4,907,406    445,179
*   Mahanagar Telephone Nigam, Ltd......................   573,802    162,451
    Maharashtra Seamless, Ltd...........................   210,955    462,240
    Mahindra & Mahindra Financial Services, Ltd.........   573,862  1,771,642
*   Mahindra CIE Automotive, Ltd........................    95,547    331,403
    Mahindra Holidays & Resorts India, Ltd..............   247,801  1,456,723
    Mahindra Lifespace Developers, Ltd..................   122,860    836,367
*   Majesco, Ltd........................................    47,137    423,889
    Manappuram Finance, Ltd.............................   340,015    144,624
    Mandhana Industries, Ltd............................     7,526     32,926
*   Mangalore Refinery & Petrochemicals, Ltd............ 1,776,908  1,712,136
    Marksans Pharma, Ltd................................   675,243    644,018
    MAX India, Ltd.(B1TJG95)............................   960,513  5,206,263
    MAX India, Ltd.()...................................   960,513  1,774,722
    Max Ventures & Industries, Ltd......................   192,103    200,713
    Mayur Uniquoters, Ltd...............................    11,304     77,886
    McLeod Russel India, Ltd............................   494,570  1,136,628
    Merck, Ltd..........................................    46,217    493,189
    MindTree, Ltd.......................................   369,188  8,035,205
    Mirza International, Ltd............................    37,315     57,667
    MOIL, Ltd...........................................    74,503    223,740
    Monsanto India, Ltd.................................    55,175  1,859,681
    Motilal Oswal Financial Services, Ltd...............    57,598    243,702
    Mphasis, Ltd........................................   550,387  3,729,392
    MPS, Ltd............................................    26,291    255,210
    MRF, Ltd............................................     9,763  5,150,265
    Muthoot Finance, Ltd................................    94,962    268,116
    Natco Pharma, Ltd...................................   616,750  4,830,923
    National Aluminium Co., Ltd......................... 1,807,755    923,541
    Nava Bharat Ventures, Ltd...........................    13,117     30,316
    Navneet Education, Ltd..............................   685,858    920,625
    NCC, Ltd............................................ 5,397,767  5,188,800
    Nectar Lifesciences, Ltd............................   229,932    152,969
    NESCO, Ltd..........................................    41,009    983,979
    NIIT Technologies, Ltd..............................   359,144  2,914,669
*   NIIT, Ltd...........................................   575,933    733,254
    Nilkamal, Ltd.......................................    41,849    833,796
*   Nirvikara Paper Mills, Ltd..........................    25,924     22,032
    Nitin Fire Protection Industries, Ltd...............   392,998    231,108

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Oberoi Realty, Ltd..................................   504,001 $1,815,851
    OCL India, Ltd......................................    67,894    481,961
    OMAXE, Ltd..........................................   497,493    992,092
    OnMobile Global, Ltd................................    21,967     42,553
    Orient Cement, Ltd..................................   366,532    774,638
    Oriental Bank of Commerce...........................   588,747    979,160
    Page Industries, Ltd................................    28,392  5,058,375
*   Parsvnath Developers, Ltd...........................   242,960     68,244
    PC Jeweller, Ltd....................................   451,533  2,807,214
    Peninsula Land, Ltd.................................   379,664    114,401
    Persistent Systems, Ltd.............................   240,122  2,373,847
    Petronet LNG, Ltd................................... 1,512,991  5,512,139
    Pfizer, Ltd.........................................    89,525  2,951,059
    Phoenix Mills, Ltd. (The)...........................   292,684  1,292,335
    PI Industries, Ltd..................................   412,541  3,933,770
*   Pipavav Defence & Offshore Engineering Co., Ltd..... 1,532,809  1,662,949
    Piramal Enterprises, Ltd............................   232,114  3,407,641
    Polaris Consulting & Services, Ltd..................   452,010  1,436,097
    Praj Industries, Ltd................................   598,107    864,844
    Prestige Estates Projects, Ltd......................   518,598  1,420,423
*   Prism Cement, Ltd...................................   645,641    727,562
    PTC India Financial Services, Ltd................... 2,001,598  1,031,751
    PTC India, Ltd...................................... 1,861,859  1,779,887
*   Punj Lloyd, Ltd.....................................   450,109    172,455
    Punjab & Sind Bank..................................   219,531    112,776
    Puravankara Projects, Ltd...........................   389,976    293,443
    PVR, Ltd............................................    72,625    820,962
    Radico Khaitan, Ltd.................................   411,814    698,828
    Rain Industries, Ltd................................ 1,039,970    549,632
    Rallis India, Ltd...................................   763,957  1,871,882
    Ramco Cements, Ltd. (The)...........................   568,647  3,253,080
*   Ramco Systems, Ltd..................................    26,208    240,273
    Ratnamani Metals & Tubes, Ltd.......................    48,826    360,532
*   RattanIndia Power, Ltd..............................   132,246     21,508
    Raymond, Ltd........................................   257,690  1,564,222
    Redington India, Ltd................................ 1,645,976  2,533,434
*   REI Agro, Ltd....................................... 2,301,465     20,561
    Relaxo Footwears, Ltd...............................    64,016    441,221
    Reliance Capital, Ltd...............................   475,158  2,700,031
*   Reliance Communications, Ltd........................ 2,665,243  2,445,609
    Reliance Infrastructure, Ltd........................   992,525  6,933,837
    Reliance Power, Ltd................................. 4,915,198  3,682,896
    Repco Home Finance, Ltd.............................    51,845    492,147
    Rolta India, Ltd....................................   839,332  1,045,235
    Ruchi Soya Industries, Ltd..........................   838,664    298,463
    Sadbhav Engineering, Ltd............................   324,547  1,477,227
    Sanghvi Movers, Ltd.................................    27,191    137,147
    Sanofi India, Ltd...................................    32,717  2,043,826
*   Shipping Corp. of India, Ltd........................   960,318  1,170,240
    Shoppers Stop, Ltd..................................    20,428    119,241
*   Shree Renuka Sugars, Ltd............................ 1,879,912    342,639
    Shriram City Union Finance, Ltd.....................     7,827    162,898

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
*   Shyam Century Ferrous, Ltd..........................   137,796 $   12,300
    Simplex Infrastructures, Ltd........................   101,949    421,865
    Sintex Industries, Ltd.............................. 3,190,023  3,739,427
*   SITI Cable Network, Ltd............................. 1,195,638    642,748
    SJVN, Ltd........................................... 2,677,564  1,142,431
    SKF India, Ltd......................................   129,552  2,230,178
*   SKS Microfinance, Ltd...............................     8,440     66,933
    SML ISUZU, Ltd......................................    50,670    711,577
    Sobha, Ltd..........................................   386,496  1,647,277
    Solar Industries India, Ltd.........................    25,572  1,174,139
    Sona Koyo Steering Systems, Ltd.....................   361,579    283,749
    Sonata Software, Ltd................................   376,845    909,810
    South Indian Bank, Ltd. (The)....................... 6,188,507  1,697,925
    SREI Infrastructure Finance, Ltd....................   923,685    849,274
    SRF, Ltd............................................   206,672  3,561,127
    Star Ferro and Cement, Ltd..........................   137,796    252,994
    State Bank of Bikaner & Jaipur......................   146,666  1,149,270
    State Bank of Travancore............................   104,431    612,944
    Sterlite Technologies, Ltd.......................... 1,331,572  1,724,977
    Strides Shasun, Ltd.................................   353,724  6,078,140
    Styrolution ABS India, Ltd..........................    23,441    243,017
*   Sun Pharma Advanced Research Co., Ltd...............     9,115     42,062
    Sun TV Network, Ltd.................................   404,392  2,271,081
    Sundaram Finance, Ltd...............................    29,140    585,102
    Sundaram-Clayton, Ltd...............................     3,890    121,030
    Sundram Fasteners, Ltd..............................   614,751  1,411,605
    Sunteck Realty, Ltd.................................     7,106     24,672
    Suprajit Engineering, Ltd...........................    24,855     52,387
    Supreme Industries, Ltd.............................   289,563  3,178,472
    Supreme Petrochem, Ltd..............................   103,075    172,562
*   Suzlon Energy, Ltd..................................   400,099    121,862
    Swaraj Engines, Ltd.................................    14,398    181,285
    Syndicate Bank...................................... 1,354,916  1,348,474
    TAKE Solutions, Ltd.................................   440,470    933,311
    Tamil Nadu Newsprint & Papers, Ltd..................   136,766    504,517
    Tata Chemicals, Ltd.................................   571,591  2,997,730
    Tata Communications, Ltd............................   879,044  5,214,627
    Tata Elxsi, Ltd.....................................   255,993  7,944,500
    Tata Global Beverages, Ltd.......................... 3,480,804  6,535,432
    Tata Sponge Iron, Ltd...............................    21,337    130,034
*   Tata Teleservices Maharashtra, Ltd.................. 4,512,759    451,359
    Techno Electric & Engineering Co., Ltd..............   125,949    951,653
    Texmaco Rail & Engineering, Ltd.....................   333,325    702,305
    Thermax, Ltd........................................   301,081  3,730,980
    Tide Water Oil Co India, Ltd........................       347    128,645
    Time Technoplast, Ltd...............................   461,614    364,419
*   Timken India, Ltd...................................   190,272  1,358,752
    Titagarh Wagons, Ltd................................   675,667  1,397,628
    Torrent Pharmaceuticals, Ltd........................   246,483  5,109,944
    Torrent Power, Ltd.................................. 1,009,709  3,522,863
    Transport Corp. of India, Ltd.......................   247,341    916,435
    Tree House Education and Accessories, Ltd...........   164,025    343,026

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
    Trent, Ltd........................................      44,915 $  1,028,706
    Triveni Turbine, Ltd..............................     517,440      765,737
    TTK Prestige, Ltd.................................      41,137    2,697,737
    Tube Investments of India, Ltd....................     517,575    3,202,746
*   TV18 Broadcast, Ltd...............................   4,553,664    2,952,140
    TVS Motor Co., Ltd................................   2,128,314    9,248,949
    UCO Bank..........................................   1,352,675      736,504
    Uflex, Ltd........................................     219,961      562,519
    Unichem Laboratories, Ltd.........................     341,606    1,208,981
    Union Bank of India...............................   2,801,165    5,426,872
*   Unitech, Ltd......................................  12,950,453    1,086,623
    UPL, Ltd..........................................     492,321    3,198,068
*   Usha Martin, Ltd..................................     560,435       72,053
    V-Guard Industries, Ltd...........................      96,893    1,288,109
    VA Tech Wabag, Ltd................................     268,108    2,338,187
*   Vaibhav Global, Ltd...............................       3,689       20,973
    Vakrangee, Ltd....................................     933,077    2,513,487
    Vardhman Textiles, Ltd............................     169,995    1,988,283
    Vesuvius India, Ltd...............................       1,802       19,360
    Videocon Industries, Ltd..........................   1,015,651    1,699,669
    Vijaya Bank.......................................   2,025,328      935,552
    Vinati Organics, Ltd..............................       7,383       45,103
    VIP Industries, Ltd...............................     877,809    1,311,930
    Voltas, Ltd.......................................   1,586,434    6,743,958
    VST Industries, Ltd...............................      25,647      644,663
    WABCO India, Ltd..................................      21,618    1,799,319
    Welspun Corp., Ltd................................     826,716    1,246,277
*   Welspun Enterprises, Ltd..........................     423,792      317,260
    Welspun India, Ltd................................     208,061    2,568,409
*   Whirlpool of India, Ltd...........................       5,496       47,970
*   Wockhardt, Ltd....................................     147,652    2,795,934
    Zensar Technologies, Ltd..........................     120,339    1,603,140
    Zuari Agro Chemicals, Ltd.........................      21,687       49,934
    Zydus Wellness, Ltd...............................     110,295    1,224,375
                                                                   ------------
TOTAL INDIA...........................................              644,673,588
                                                                   ------------
INDONESIA -- (2.6%)
    Ace Hardware Indonesia Tbk PT.....................  46,423,200    2,712,657
    Adaro Energy Tbk PT...............................  11,175,600      431,500
    Adhi Karya Persero Tbk PT.........................  32,012,188    5,989,493
*   Agung Podomoro Land Tbk PT........................  89,645,200    2,025,058
    Alam Sutera Realty Tbk PT.........................  94,177,600    2,221,618
*   Aneka Tambang Persero Tbk PT...................... 100,038,038    2,410,429
    Arwana Citramulia Tbk PT..........................  28,097,000      994,704
    Asahimas Flat Glass Tbk PT........................     983,000      452,797
    Astra Graphia Tbk PT..............................   2,211,000      274,777
*   Bakrie and Brothers Tbk PT........................ 177,337,600      643,694
*   Bakrie Sumatera Plantations Tbk PT................  58,428,800      212,083
*   Bakrie Telecom Tbk PT.............................  80,514,398      292,248
*   Bakrieland Development Tbk PT..................... 100,295,750        7,281
    Bank Bukopin Tbk..................................  35,498,966    1,628,644
*   Bank Pan Indonesia Tbk PT.........................  14,545,400      726,893
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................  31,514,100    1,999,096

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
    Bank Pembangunan Daerah Jawa Timur Tbk PT...........   3,785,700 $  124,307
    Bank Tabungan Negara Persero Tbk PT.................  61,178,149  6,119,643
*   Barito Pacific Tbk PT...............................  10,694,100    164,769
    Bekasi Fajar Industrial Estate Tbk PT...............  17,986,600    316,098
    Benakat Integra Tbk PT.............................. 161,498,600    590,271
*   Berau Coal Energy Tbk PT............................  40,089,600    178,984
*   Berlian Laju Tanker Tbk PT..........................  35,106,366         --
    BISI International Tbk PT...........................  15,274,800  1,419,009
*   Budi Starch & Sweetener Tbk PT......................   5,947,000     27,293
*   Bumi Resources Minerals Tbk PT......................     249,300        905
*   Bumi Resources Tbk PT............................... 103,035,800    374,366
*   Bumi Teknokultura Unggul Tbk PT.....................   2,210,700    256,482
*   Central Proteina Prima Tbk PT.......................   6,944,300     25,239
    Ciputra Development Tbk PT..........................  52,875,059  4,927,264
    Ciputra Property Tbk PT.............................  31,257,485    817,224
    Ciputra Surya Tbk PT................................   7,901,298  1,236,920
*   Citra Marga Nusaphala Persada Tbk PT................  15,488,875  2,514,468
*   Clipan Finance Indonesia Tbk PT.....................   1,482,000     26,495
*   Darma Henwa Tbk PT..................................  57,413,100    225,068
*   Davomas Abadi Tbk PT................................  11,631,700         --
*   Delta Dunia Makmur Tbk PT...........................  16,808,000     65,177
    Dharma Satya Nusantara Tbk PT.......................   1,751,000     64,368
*   Eagle High Plantations Tbk PT.......................  92,388,300  1,165,841
    Elnusa Tbk PT.......................................  43,451,600    733,332
*   Energi Mega Persada Tbk PT.......................... 290,036,900  1,055,603
    Erajaya Swasembada Tbk PT...........................  14,532,000    558,605
*   Eureka Prima Jakarta Tbk PT.........................   9,656,600    348,385
*   Ever Shine Textile Tbk PT...........................   3,654,640     50,542
*   Exploitasi Energi Indonesia Tbk PT..................  37,609,100    136,535
    Fajar Surya Wisesa Tbk PT...........................     672,500     53,182
    Gajah Tunggal Tbk PT................................  19,647,800    726,023
*   Garuda Indonesia Persero Tbk PT.....................  39,625,249  1,141,102
    Global Mediacom Tbk PT..............................  19,452,800  1,138,062
*   Golden Eagle Energy Tbk PT..........................   8,101,250     70,416
*   Hanson International Tbk PT.........................  46,816,700  2,284,911
*   Harum Energy Tbk PT.................................   7,947,000    358,523
    Hexindo Adiperkasa Tbk PT...........................   1,347,000    118,122
    Holcim Indonesia Tbk PT.............................   5,322,900    350,636
    Indah Kiat Pulp & Paper Corp. Tbk PT................  20,906,200  1,419,034
*   Indika Energy Tbk PT................................  13,853,000    115,166
    Indo Tambangraya Megah Tbk PT.......................   2,249,300    793,941
*   Indo-Rama Synthetics Tbk PT.........................     431,100     22,342
    Indomobil Sukses Internasional Tbk PT...............      33,000      5,149
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT........   6,299,600    229,594
*   Inovisi Infracom Tbk PT.............................   1,806,467      2,877
    Intiland Development Tbk PT.........................  65,042,432  2,233,104
*   Japfa Comfeed Indonesia Tbk PT......................  39,485,900  2,121,768
    Jaya Real Property Tbk PT...........................   9,837,500    462,478
    Kawasan Industri Jababeka Tbk PT.................... 169,792,179  2,912,772
*   Krakatau Steel Persero Tbk PT.......................  17,631,200    401,857
*   Kresna Graha Investama PT Tbk.......................   3,636,800    585,030
*   Link Net Tbk PT.....................................   1,033,600    248,850
*   Lippo Cikarang Tbk PT...............................   4,284,300  1,898,141

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
*   Malindo Feedmill Tbk PT.............................   8,169,600 $  794,528
    Matahari Putra Prima Tbk PT.........................   8,935,128  1,095,256
    Mayora Indah Tbk PT.................................   2,328,050  4,574,715
    Medco Energi Internasional Tbk PT...................  13,867,900    716,137
*   Mitra Adiperkasa Tbk PT.............................   8,090,600  2,212,852
    Mitra Pinasthika Mustika Tbk PT.....................   4,326,800    174,197
    MNC Investama Tbk PT................................ 182,915,400  1,734,341
*   MNC Sky Vision Tbk PT...............................   1,540,200    134,283
    Modernland Realty Tbk PT............................  83,624,400  2,587,532
    Multipolar Tbk PT...................................  62,760,900    987,207
    Multistrada Arah Sarana Tbk PT......................   6,288,800     94,788
    Nippon Indosari Corpindo Tbk PT.....................  17,048,800  1,676,565
*   Nirvana Development Tbk PT..........................  10,697,200     78,046
*   Nusantara Infrastructure Tbk PT..................... 107,773,500    645,071
    Pabrik Kertas Tjiwi Kimia Tbk PT....................   1,245,900     44,735
*   Pacific Strategic Financial Tbk PT..................   2,243,700    103,879
    Pakuwon Jati Tbk PT.................................  11,589,500    381,819
    Pan Brothers Tbk PT.................................  38,509,600  1,190,678
*   Panasia Indo Resources Tbk PT.......................      59,000      3,438
*   Panin Financial Tbk PT.............................. 185,309,300  2,098,435
    Panin Sekuritas Tbk PT..............................      31,500      8,233
*   Paninvest Tbk PT....................................   8,124,500    297,410
    Pembangunan Perumahan Persero Tbk PT................  16,393,100  4,669,529
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT................................................  35,745,000  3,741,551
*   PT Texmaco Jaya Tbk.................................      93,000         --
    Ramayana Lestari Sentosa Tbk PT.....................  36,840,100  1,624,711
*   Resource Alam Indonesia Tbk PT......................   2,445,600     70,270
    Salim Ivomas Pratama Tbk PT.........................  35,681,100    837,340
    Samindo Resources Tbk PT............................     419,450     14,092
    Sampoerna Agro PT...................................   6,143,100    809,021
    Sawit Sumbermas Sarana Tbk PT.......................  35,062,400  5,066,413
*   Sekawan Intipratama Tbk PT..........................   9,367,900     56,445
    Selamat Sempurna Tbk PT.............................   5,514,200  1,716,051
    Semen Baturaja Persero Tbk PT.......................  28,165,800    625,447
    Sentul City Tbk PT.................................. 277,559,400  1,138,823
*   Sigmagold Inti Perkasa Tbk PT.......................   8,843,400    274,883
    Siloam International Hospitals Tbk PT...............     927,400    609,806
    Sinar Mas Agro Resources & Technology Tbk PT........   1,037,460    295,602
    Sri Rejeki Isman Tbk PT............................. 115,408,631  2,247,272
*   Sugih Energy Tbk PT................................. 162,320,200  4,397,124
    Summarecon Agung Tbk PT.............................   7,427,164    791,854
*   Surabaya Agung Industri Pulp & Kertas Tbk PT........      64,500         --
*   Surya Dumai Industri Tbk............................   3,298,500         --
    Surya Semesta Internusa Tbk PT......................  39,587,700  1,880,265
*   Suryainti Permata Tbk PT............................   7,252,000         --
    Tambang Batubara Bukit Asam Persero Tbk PT..........   3,428,800  1,119,851
    Tempo Scan Pacific Tbk PT...........................   1,225,200    156,985
*   Tiga Pilar Sejahtera Food Tbk.......................  19,116,000  1,446,600
    Timah Persero Tbk PT................................  32,479,614  1,237,188
    Tiphone Mobile Indonesia Tbk PT.....................  22,584,500  1,154,023
    Total Bangun Persada Tbk PT.........................  13,492,800    571,835
*   Trada Maritime Tbk PT...............................  12,248,113     44,511
    Trias Sentosa Tbk PT................................  34,914,100    745,708

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
*   Trimegah Securities Tbk PT.........................  7,838,500 $     28,352
*   Truba Alam Manunggal Engineering PT................ 21,316,500        7,737
    Tunas Baru Lampung Tbk PT.......................... 15,826,700      595,008
    Tunas Ridean Tbk PT................................ 12,965,700      706,060
*   Ultrajaya Milk Industry & Trading Co. Tbk PT.......  3,657,400      985,774
    Unggul Indah Cahaya Tbk PT.........................     48,239        4,980
*   Vale Indonesia Tbk PT..............................  5,218,700      556,701
*   Visi Media Asia Tbk PT............................. 54,177,300    1,048,275
    Wijaya Karya Persero Tbk PT........................  8,757,500    1,796,053
*   Wintermar Offshore Marine Tbk PT...................  7,402,627       68,088
                                                                   ------------
TOTAL INDONESIA........................................             131,013,618
                                                                   ------------
MALAYSIA -- (4.7%)
*   Adventa Bhd........................................      4,600        1,042
#   Aeon Co. M Bhd.....................................  4,070,900    2,457,292
#   Aeon Credit Service M Bhd..........................     96,300      254,343
    Affin Holdings Bhd.................................  1,384,820      721,915
    Ahmad Zaki Resources Bhd...........................    302,800       42,330
#   AirAsia Bhd........................................ 16,357,800    5,622,697
#*  AirAsia X Bhd......................................  9,334,800      553,696
#*  Alam Maritim Resources Bhd.........................  3,929,100      372,040
    Alliance Financial Group Bhd.......................    443,600      364,667
    Allianz Malaysia Bhd...............................     59,200      141,487
    Amway Malaysia Holdings Bhd........................    399,300      894,254
    Ann Joo Resources Bhd..............................  1,013,550      159,274
*   Anson Perdana Bhd..................................     10,000           --
    APM Automotive Holdings Bhd........................    256,900      238,522
    Barakah Offshore Petroleum Bhd.....................  1,884,200      342,889
    Benalec Holdings Bhd...............................  6,180,000      797,758
    Berjaya Assets Bhd.................................    848,300      160,553
#   Berjaya Auto Bhd...................................  3,772,300    1,975,502
#   Berjaya Corp. Bhd.................................. 26,281,600    2,319,245
    Berjaya Food Bhd...................................     39,700       19,584
*   Berjaya Land Bhd...................................  3,734,000      637,289
    Berjaya Sports Toto Bhd............................  1,818,567    1,370,704
    BIMB Holdings Bhd..................................  1,067,908      895,769
    Bina Darulaman Bhd.................................    305,600       46,970
    Bintulu Port Holdings Bhd..........................     25,900       43,683
    BLD Plantation Bhd.................................     21,400       46,368
    Bonia Corp. Bhd....................................  1,427,000      240,094
    Boustead Holdings Bhd..............................  1,047,972      983,020
#   Boustead Plantations Bhd...........................    247,300       88,774
#*  Bumi Armada Bhd....................................  1,874,700      472,493
    Bursa Malaysia Bhd.................................  3,735,700    7,527,009
#   Cahya Mata Sarawak Bhd.............................  2,802,300    3,490,995
    Can-One Bhd........................................    439,000      462,878
    Carlsberg Brewery Malaysia Bhd Class B.............  1,176,600    3,313,489
    Carotech Bhd.......................................    230,650          222
#   CB Industrial Product Holding Bhd..................  2,940,340    1,425,362
    CCM Duopharma Biotech Bhd..........................     36,500       23,121

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd...........................     33,000 $   62,758
    Coastal Contracts Bhd...............................  2,580,766  1,013,276
    Crescendo Corp. Bhd.................................     19,900      8,023
    CSC Steel Holdings Bhd..............................    555,500    162,293
    Cypark Resources Bhd................................  1,333,500    538,100
*   D&O Green Technologies Bhd..........................    149,900     12,864
    Daibochi Plastic & Packaging Industry Bhd...........     46,200     59,391
#   Datasonic Group Bhd.................................  1,956,600    572,601
*   Datuk Keramik Holdings Bhd..........................     24,000         --
*   Daya Materials Bhd.................................. 15,160,200    353,008
#   Dayang Enterprise Holdings Bhd......................  2,863,696    784,207
    DKSH Holdings Malaysia Bhd..........................    145,600    141,514
    DRB-Hicom Bhd.......................................  8,811,300  2,214,544
    Dutch Lady Milk Industries Bhd......................    141,300  1,625,845
#*  Eastern & Oriental Bhd..............................  7,270,547  2,555,675
    ECM Libra Financial Group Bhd.......................    183,666     14,138
#*  Eco World Development Group Bhd.....................  2,664,100    829,916
    Ekovest BHD.........................................    125,600     33,821
*   Evergreen Fibreboard Bhd............................  6,164,250  1,834,160
    FAR East Holdings Bhd...............................     61,500    114,293
#   Felda Global Ventures Holdings Bhd..................  1,244,900    518,637
*   Fountain View Development Bhd.......................    808,200         --
    Gas Malaysia Bhd....................................    315,300    177,989
    GD Express Carrier Bhd..............................    464,600    189,059
*   Global Oriental Bhd.................................    766,800     88,162
#   Globetronics Technology Bhd.........................  1,917,160  2,527,476
    Glomac Bhd..........................................  2,854,800    573,024
*   Golden Plus Holding Bhd.............................    216,000         --
    Goldis Bhd..........................................    604,277    316,790
    Guinness Anchor Bhd.................................    877,000  2,816,948
    GuocoLand Malaysia Bhd..............................  1,535,500    407,440
    Hai-O Enterprise Bhd................................    722,380    408,922
#   HAP Seng Consolidated Bhd...........................  2,985,240  5,179,383
    Hap Seng Plantations Holdings Bhd...................  1,686,900    949,993
    Hartalega Holdings Bhd..............................  1,320,000  1,717,086
    Hiap Teck Venture Bhd...............................    999,700     49,406
*   Hibiscus Petroleum Bhd..............................    381,400     18,038
#   Hock Seng LEE Bhd...................................  1,534,016    721,775
    Hong Leong Industries Bhd...........................    715,200    927,444
    Hovid Bhd...........................................  3,670,800    413,503
    Hua Yang Bhd........................................  1,465,400    636,988
    Hume Industries Bhd.................................    281,872    198,191
    Hup Seng Industries Bhd.............................  1,264,333    382,141
    Hwang Capital Malaysia Bhd..........................     76,300     40,100
    I-Bhd...............................................  2,682,700    304,398
    IFCA MSC Bhd........................................  2,779,300    524,068
    IJM Plantations Bhd.................................  1,755,200  1,522,641
#   Inari Amertron Bhd..................................  3,268,765  2,551,276
    Inch Kenneth Kajang Rubber PLC......................  1,045,300    181,582
    Insas Bhd...........................................  5,261,381    872,693
*   Iris Corp. Bhd...................................... 12,817,700    605,134
*   Iskandar Waterfront City Bhd........................  3,147,800    638,332
*   JAKS Resources Bhd..................................  3,430,900    863,991

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
#   Jaya Tiasa Holdings Bhd.............................  2,997,627 $1,051,785
#   JCY International Bhd...............................  4,218,100    715,354
    K&N Kenanga Holdings Bhd............................  1,871,360    216,709
#   Karex Bhd...........................................    808,400    797,751
    Keck Seng Malaysia Bhd..............................    847,250  1,073,671
*   Kian JOO CAN Factory Bhd............................  1,893,880  1,475,283
    Kim Loong Resources Bhd.............................    292,760    214,417
    Kimlun Corp. Bhd....................................    659,800    237,012
    KLCCP Stapled Group.................................    720,600  1,218,271
#*  KNM Group Bhd....................................... 16,125,780  1,926,082
#   Kossan Rubber Industries............................  4,143,500  7,098,142
#   KPJ Healthcare Bhd..................................  6,538,825  6,816,120
*   Kretam Holdings Bhd.................................  3,012,500    381,080
#   KSL Holdings Bhd....................................  5,292,218  1,619,558
*   KUB Malaysia Bhd....................................  1,046,600     64,648
    Kulim Malaysia Bhd..................................  3,834,700  3,502,324
*   Kumpulan Europlus Bhd...............................    406,000     93,127
    Kumpulan Fima Bhd...................................    883,150    381,548
    Kumpulan Perangsang Selangor Bhd....................  2,387,300    593,834
    Kwantas Corp. Bhd...................................    390,200    146,501
    Land & General Bhd..................................  8,947,700    756,909
#*  Landmarks Bhd.......................................  1,775,200    414,844
    LBS Bina Group Bhd..................................  2,657,400    870,872
    Lingkaran Trans Kota Holdings Bhd...................  1,077,000  1,300,853
*   Lion Industries Corp. Bhd...........................  3,189,100    177,707
    LPI Capital Bhd.....................................    170,170    639,397
    Magnum Bhd..........................................  4,638,000  2,759,447
    Mah Sing Group Bhd.................................. 13,005,387  4,015,375
    Malayan Flour Mills Bhd.............................  1,707,450    522,850
    Malaysia Building Society Bhd.......................  2,407,681    841,019
#*  Malaysia Marine and Heavy Engineering Holdings Bhd..  3,250,700    755,467
#   Malaysian Bulk Carriers Bhd.........................  3,215,000    555,122
#   Malaysian Pacific Industries Bhd....................    803,913  1,573,832
#   Malaysian Resources Corp. Bhd....................... 11,406,549  3,223,304
    Malton Bhd..........................................    930,100    158,415
*   Mancon Bhd..........................................     12,000         --
#   Matrix Concepts Holdings Bhd........................  2,150,067  1,227,986
    MBM Resources Bhd...................................  1,478,796    800,092
    Media Chinese International, Ltd....................  3,771,300    591,456
    Media Prima Bhd.....................................  7,530,003  2,322,189
    Mega First Corp. Bhd................................    472,600    259,256
*   MEMS Technology Bhd.................................  1,917,000         --
    Mitrajaya Holdings Bhd..............................  1,842,400    510,288
    MK Land Holdings Bhd................................  3,077,600    268,144
    MKH Bhd.............................................  1,613,390    833,062
    MMC Corp. Bhd.......................................    216,200     96,661
*   MNRB Holdings Bhd...................................    826,700    605,804
#*  MPHB Capital Bhd....................................  1,131,300    394,930
*   Mudajaya Group Bhd..................................  2,167,266    630,743
    Muhibbah Engineering M Bhd..........................  3,397,850  1,865,702
*   Mulpha International Bhd............................ 15,364,800    929,173
#   My EG Services Bhd.................................. 14,422,400  7,970,776
#   Naim Holdings Bhd...................................  1,691,700    993,063

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
*   Nikko Electronics Bhd...............................     36,600 $       --
    NTPM Holdings Bhd...................................    334,100     73,877
*   OCK Group Bhd.......................................    341,800     55,368
    Oldtown Bhd.........................................  2,452,850    960,254
    Oriental Holdings Bhd...............................    205,400    326,434
    OSK Holdings Bhd....................................  5,413,770  2,008,229
    Pacific & Orient Bhd................................    205,000     70,777
#   Padini Holdings Bhd.................................  4,519,200  2,197,183
    Panasonic Manufacturing Malaysia Bhd................    159,584    939,709
*   Panglobal Bhd.......................................     14,000         --
    Pantech Group Holdings Bhd..........................  1,729,625    236,319
    Paramount Corp. Bhd.................................    410,525    154,724
#*  Parkson Holdings Bhd................................  4,404,908  1,036,637
*   Perisai Petroleum Teknologi Bhd.....................  8,359,300    581,049
    PESTECH International Bhd...........................    152,200    241,670
    Pharmaniaga Bhd.....................................    709,060  1,050,998
    Pie Industrial Bhd..................................    180,120    435,542
    Pos Malaysia Bhd....................................  3,263,100  1,776,859
    Power Root Bhd......................................    189,500    108,979
    Press Metal Bhd.....................................  3,972,700  1,788,516
#   Prestariang Bhd.....................................  2,251,100  1,499,875
*   Prime Utilities Bhd.................................      3,000         --
    Protasco Bhd........................................  1,940,600    678,100
    Puncak Niaga Holdings Bhd...........................  1,914,120    518,017
#   QL Resources Bhd....................................  4,039,930  4,434,697
    RCE Capital Bhd.....................................    704,150     43,566
#*  Rimbunan Sawit Bhd..................................  3,525,300    451,050
#   Salcon Bhd..........................................  6,650,300    933,904
    Sarawak Cable Bhd...................................    207,100     78,146
    Sarawak Oil Palms Bhd...............................    471,360    464,400
    Sarawak Plantation Bhd..............................     56,300     25,820
    Scientex Bhd........................................    765,162  1,937,058
*   Scomi Energy Services Bhd...........................  3,570,100    190,515
*   Scomi Group Bhd..................................... 10,459,800    406,583
*   Seal, Inc. Bhd......................................     87,500     11,225
    SEG International Bhd...............................     85,100     27,226
    Selangor Dredging Bhd...............................  1,118,200    250,244
    Selangor Properties Bhd.............................    180,800    235,367
    Shangri-La Hotels Malaysia Bhd......................    410,200    563,583
*   Shell Refining Co. Federation of Malaya Bhd.........     24,000     28,625
    SHL Consolidated Bhd................................    246,000    163,226
#   Star Media Group Bhd................................  2,042,700  1,146,372
*   Sumatec Resources Bhd...............................  8,304,100    243,349
    Sunway Bhd..........................................  3,767,460  2,678,023
*   Sunway Construction Group Bhd.......................    297,536     97,667
#   Supermax Corp. Bhd..................................  5,745,200  4,120,791
    Suria Capital Holdings Bhd..........................    702,700    379,917
#   Syarikat Takaful Malaysia Bhd.......................  2,628,600  2,395,300
    Symphony Life Bhd...................................    583,326    101,386
    Ta Ann Holdings Bhd.................................  1,487,608  1,801,949
    TA Enterprise Bhd................................... 10,182,800  1,277,727
    TA Global Bhd.......................................  9,613,540    533,067
*   Talam Transform Bhd.................................  5,646,800     75,596

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
#   Taliworks Corp. Bhd................................. 1,195,450 $    403,146
    Tambun Indah Land Bhd............................... 1,690,300      517,180
#   TAN Chong Motor Holdings Bhd........................ 1,992,000    1,268,378
*   Tanjung Offshore Bhd................................ 2,053,600      169,113
    Tasek Corp. Bhd.....................................    86,800      307,312
#   TDM Bhd............................................. 7,935,600    1,288,864
*   TH Heavy Engineering Bhd............................ 8,092,500      304,964
#   TH Plantations Bhd.................................. 1,665,860      493,310
    Time dotCom Bhd..................................... 2,055,888    3,782,041
    Tiong NAM Logistics Holdings........................ 1,886,500      541,169
    TMC Life Sciences Bhd...............................   296,900       47,313
#   Top Glove Corp. Bhd................................. 7,852,520   10,271,950
    Tropicana Corp. Bhd................................. 4,424,946    1,057,709
#   TSH Resources Bhd................................... 4,010,400    1,963,671
#   Tune Protect Group Bhd.............................. 4,299,600    1,201,743
    Uchi Technologies Bhd............................... 1,564,100      592,529
#   UEM Edgenta Bhd..................................... 3,070,200    2,319,591
#   UEM Sunrise Bhd..................................... 8,675,400    2,071,571
#*  UMW Oil & Gas Corp. Bhd............................. 4,300,500    1,066,934
    Unisem M Bhd........................................ 4,192,490    1,983,922
    United Malacca Bhd..................................   396,150      566,752
    United Plantations Bhd..............................   435,200    2,608,938
    United U-Li Corp. Bhd...............................   613,900      750,727
    UOA Development Bhd................................. 4,133,500    2,061,941
#*  Uzma Bhd............................................   900,800      385,107
#   VS Industry Bhd..................................... 6,529,330    2,116,439
#   Wah Seong Corp. Bhd................................. 2,623,269      535,297
#   WCT Holdings Bhd.................................... 7,790,699    3,106,393
    Wellcall Holdings Bhd............................... 1,821,000    1,092,824
    Wing Tai Malaysia Bhd............................... 1,065,150      300,515
    WTK Holdings Bhd.................................... 2,688,000      902,132
#   Yinson Holdings Bhd................................. 1,705,900    1,121,193
*   YNH Property Bhd.................................... 2,694,278    1,175,083
    YTL E-Solutions Bhd................................. 3,055,000      378,990
*   YTL Land & Development Bhd.......................... 1,204,600      188,974
    Zhulian Corp. Bhd................................... 1,156,633      392,663
                                                                   ------------
TOTAL MALAYSIA..........................................            238,420,195
                                                                   ------------
MEXICO -- (4.0%)
#   Alpek S.A.B. de C.V................................. 3,571,730    4,607,985
#   Alsea S.A.B. de C.V................................. 6,247,966   22,197,843
#*  Axtel S.A.B. de C.V................................. 7,758,264    3,434,762
#   Banregio Grupo Financiero S.A.B. de C.V............. 2,257,694   10,632,643
*   Bio Pappel S.A.B. de C.V............................   506,435      480,252
#   Bolsa Mexicana de Valores S.A.B. de C.V............. 5,010,857    6,809,975
#*  Cia Minera Autlan S.A.B. de C.V. Series B...........   645,200      224,105
#   Consorcio ARA S.A.B. de C.V. Series *............... 8,601,292    2,537,079
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR...............................................    86,665    1,468,105
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A...........................................   263,126      446,818
*   Corp Interamericana de Entretenimiento SAB de CV
      Class B...........................................   960,372      608,911
*   Corp. Actinver S.A.B. de C.V........................   187,852      147,069
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 5,180,125    7,425,577
*   Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323          460

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
MEXICO -- (Continued)
    Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300 $ 2,470,965
    Corporativo Fragua S.A.B. de C.V....................         3          40
*   Corporativo GBM S.A.B. de C.V.......................    22,477      17,597
    Credito Real S.A.B. de C.V. SOFOM ER................   878,518   1,850,251
    Cydsa S.A.B. de C.V.................................     3,875       4,830
#*  Desarrolladora Homex S.A.B. de C.V..................    78,182      17,371
*   Empaques Ponderosa S.A. de C.V......................   206,000          --
#*  Empresas ICA S.A.B. de C.V.......................... 2,446,496     652,840
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........   776,820     792,356
*   Financiera Independencia SAB de C.V. SOFOM ENR......    62,171      11,311
#*  Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,465,092   5,033,594
#   Gentera S.A.B. de C.V............................... 6,890,023  12,361,034
    Gruma S.A.B. de C.V. Class B........................   335,143   5,051,790
#*  Grupo Aeromexico S.A.B. de C.V...................... 2,880,666   6,305,217
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,374,699 11,034,424 Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
      ADR...............................................     3,642     135,227
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR. 24,345 2,045,954 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B........................................... 1,581,469  13,318,597
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    77,098  10,539,297
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B...........................................   560,664   7,672,220
    Grupo Cementos de Chihuahua S.A.B. de C.V...........   818,100   1,969,277
#   Grupo Comercial Chedraui S.A. de C.V................ 2,739,021   7,157,977
*   Grupo Famsa S.A.B. de C.V. Class A.................. 2,691,263   1,922,993
#   Grupo Financiero Interacciones SA de C.V............   671,835   3,611,468
    Grupo Herdez S.A.B. de C.V. Series *................ 1,955,295   4,687,253
    Grupo Industrial Maseca S.A.B. de C.V. Class B......   592,181     762,030
#   Grupo Industrial Saltillo S.A.B. de C.V.............   272,900     444,007
#   Grupo KUO S.A.B. de C.V. Series B...................   758,658   1,317,568
#*  Grupo Pochteca S.A.B. de C.V........................   585,177     381,348
*   Grupo Posadas S.A.B. de C.V.........................   198,900     470,445
*   Grupo Qumma SA de C.V. Series B.....................   105,334          --
#   Grupo Sanborns S.A.B. de C.V........................   137,015     177,522
#*  Grupo Simec S.A.B. de C.V. Series B................. 1,622,050   3,429,622
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR............     5,180      32,271
#*  Grupo Sports World S.A.B. de C.V....................   585,081     629,992
#*  Hoteles City Express S.A.B. de C.V..................   442,235     520,069
#   Industrias Bachoco S.A.B. de C.V. ADR...............    40,580   1,757,926
#   Industrias Bachoco S.A.B. de C.V. Series B.......... 1,371,175   4,947,880
#*  Industrias CH S.A.B. de C.V. Series B............... 2,137,532   6,275,507
*   La Comer S.A.B. de C.V.............................. 1,431,154   1,278,256
#*  Maxcom Telecomunicaciones S.A.B. de C.V............. 2,820,323     128,750
    Megacable Holdings S.A.B. de C.V.................... 1,429,103   5,223,885
#*  Minera Frisco S.A.B. de C.V......................... 1,250,824     555,148
*   OHL Mexico S.A.B. de C.V............................ 1,652,627   1,548,049
#   Organizacion Cultiba S.A.B. de C.V.................. 1,115,220   1,530,390
*   Organizacion Soriana S.A.B. de C.V. Class B.........     6,317      13,548
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V...............................................   495,779   5,698,339
#*  Qualitas Controladora S.A.B. de C.V.................   829,798     914,996
    Rassini S.A.B. de C.V...............................    90,235     333,075
*   Sanluis Corp. S.A.B. de C.V.........................     4,642          --
*   Sanluis Corp. S.A.B. de C.V. Class B................     4,642          --
*   Sanluis Rassini S.A.P.I. de C.V. Series A...........     3,300          --
*   Savia SA Class A....................................   610,700          --

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#   TV Azteca S.A.B. de C.V...........................  11,483,800 $  1,291,613
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991        1,423
#   Vitro S.A.B. de C.V. Series A.....................     855,344    2,485,238
                                                                   ------------
TOTAL MEXICO..........................................              201,834,364
                                                                   ------------
PHILIPPINES -- (1.5%)
    A Soriano Corp....................................   3,430,211      433,648
    ACR Mining Corp...................................      48,205        6,791
    Alsons Consolidated Resources, Inc................   8,785,000      234,682
*   Atlas Consolidated Mining & Development Corp......   6,148,000      518,142
    Belle Corp........................................  37,693,400    1,883,464
    Bloomberry Resorts Corp...........................   5,329,100      460,641
    Cebu Air, Inc.....................................   2,114,510    3,429,112
    Cebu Holdings, Inc................................   3,291,900      319,304
    Century Pacific Food, Inc.........................     224,500       73,441
    Century Properties Group, Inc.....................  26,261,151      275,935
    China Banking Corp................................   1,067,645      776,599
    COL Financial Group, Inc..........................     130,900       39,371
    Cosco Capital, Inc................................  13,186,200    2,045,448
    D&L Industries, Inc...............................  34,010,300    5,805,265
    DoubleDragon Properties Corp......................     931,200      410,092
*   East West Banking Corp............................   1,950,000      652,215
    EEI Corp..........................................   3,744,700      440,707
*   Empire East Land Holdings, Inc....................  19,893,000      331,041
    Filinvest Development Corp........................   3,314,322      314,404
    Filinvest Land, Inc............................... 127,610,577    3,976,348
    First Gen Corp....................................  13,399,100    5,192,774
    First Philippine Holdings Corp....................   2,542,830    2,984,992
    Leisure & Resorts World Corp......................   4,437,640      664,556
*   Lepanto Consolidated Mining Co....................  43,735,455      166,515
    Lopez Holdings Corp...............................  21,983,900    2,400,576
    Manila Water Co., Inc.............................  10,409,500    5,319,750
*   Max's Group, Inc..................................     173,100       49,851
*   Megawide Construction Corp........................   2,050,108      238,206
*   Melco Crown Philippines Resorts Corp..............   3,807,700      182,081
*   Metro Pacific Corp. Series A......................   1,827,193           --
    Pepsi-Cola Products Philippines, Inc..............  11,395,900      709,126
    Petron Corp.......................................  12,561,000    1,722,414
*   Philippine National Bank..........................   2,007,455    2,109,690
*   Philippine National Construction Corp.............     173,000        3,337
    Philippine Savings Bank...........................     356,863      734,382
    Philippine Stock Exchange, Inc. (The).............     121,592      689,019
*   Philippine Townships, Inc.........................     318,732           --
*   Philtown Properties, Inc..........................     111,562           --
    Philweb Corp......................................   3,483,140    1,465,126
    Phinma Corp.......................................     131,349       31,815
    Phoenix Petroleum Philippines, Inc................     694,880       51,191
    Premium Leisure Corp..............................   6,791,000      106,916
    Puregold Price Club, Inc..........................   4,132,600    2,862,461
    RFM Corp..........................................   9,081,668      724,484
    Rizal Commercial Banking Corp.....................   3,193,380    2,202,289
    Robinsons Land Corp...............................  11,724,205    6,177,389
    Robinsons Retail Holdings, Inc....................     173,170      215,738

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    San Miguel Pure Foods Co., Inc......................     93,790 $   273,590
    Security Bank Corp..................................  2,789,318   8,337,017
    Semirara Mining & Power Corp........................    168,100     420,599
    Trans-Asia Oil & Energy Development Corp............ 13,245,000     585,330
    Travellers International Hotel Group, Inc...........  4,043,000     327,934
    Union Bank of the Philippines.......................  1,263,751   1,508,621
*   Universal Rightfield Property Holdings, Inc.........  1,062,000          --
*   Victorias Milling Co., Inc..........................    231,600      22,598
    Vista Land & Lifescapes, Inc........................ 47,768,900   3,770,099
                                                                    -----------
TOTAL PHILIPPINES.......................................             74,677,116
                                                                    -----------
POLAND -- (1.8%)
    AB SA...............................................      1,082       8,381
    ABC Data SA.........................................    129,926     100,427
#   Action SA...........................................     26,708     155,319
*   Agora SA............................................    267,589     753,418
*   Alior Bank SA.......................................    116,488   1,723,931
    Amica Wronki SA.....................................     24,843   1,012,862
*   AmRest Holdings SE..................................     74,741   3,398,373
    Apator SA...........................................     57,632     378,660
    Asseco Poland SA....................................    656,782   9,060,534
    ATM SA..............................................     64,541     143,281
*   Bioton SA...........................................    676,718   1,887,077
#   Boryszew SA.........................................  1,160,021   1,222,323
    Budimex SA..........................................    122,591   5,776,856
    CCC SA..............................................    107,305   3,146,587
#*  CD Projekt Red SA...................................    758,157   4,299,116
*   Ciech SA............................................    295,749   5,670,289
*   ComArch SA..........................................      5,264     138,409
    Dom Development SA..................................      4,673      56,575
*   Elektrobudowa SA....................................      8,568     237,024
    Emperia Holding SA..................................     93,874   1,539,811
    Enea SA.............................................    273,271     788,296
    Energa SA...........................................     89,693     298,149
    Eurocash SA.........................................    137,348   1,859,386
    Fabryki Mebli Forte SA..............................    133,259   1,568,344
*   Famur SA............................................    350,412     143,258
*   Farmacol SA.........................................     50,868     687,493
    Firma Oponiarska Debica SA..........................     30,655     660,868
*   Getin Holding SA....................................  2,666,866     874,640
#*  Getin Noble Bank SA.................................  2,984,396     330,603
*   Grupa Azoty SA......................................     22,817     578,597
    Grupa Azoty Zaklady Chemiczne Police SA.............     76,751     465,223
    Grupa Kety SA.......................................     66,251   4,511,511
#*  Grupa Lotos SA......................................    989,786   6,222,200
#*  Hawe SA.............................................    243,779      35,224
*   Impexmetal SA.......................................  1,045,896     521,350
#*  Integer.pl SA.......................................     33,143     613,656
#   Inter Cars SA.......................................     29,504   1,679,716
#*  Jastrzebska Spolka Weglowa SA.......................    353,334     764,337
    Kernel Holding SA...................................    433,430   4,779,070
    Kopex SA............................................    179,291     148,068
#   KRUK SA.............................................     89,399   3,586,885

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
POLAND -- (Continued)
*   LC Corp. SA.........................................   192,664 $    80,920
    Lentex SA...........................................   157,761     303,066
#   Lubelski Wegiel Bogdanka SA.........................    68,724     519,095
*   MCI Capital SA......................................   231,629     584,489
*   Midas SA............................................ 2,799,214     481,824
    Mostostal Zabrze SA.................................   425,811     126,375
    Netia SA............................................ 2,641,497   3,614,227
#   Neuca SA............................................    22,358   1,789,917
    Orbis SA............................................   132,247   2,066,129
    Pelion SA...........................................    47,515     626,671
*   Pfleiderer Grajewo SA...............................    26,312     152,527
    PKP Cargo SA........................................    12,508     150,112
#*  Polnord SA..........................................   322,210     992,040
*   Polski Koncern Miesny Duda SA.......................    69,986      90,093
*   Rafako SA...........................................   303,381     533,679
*   Stalexport Autostrady SA............................   282,703     216,651
    Stalprodukt SA......................................     9,296     510,642
*   Sygnity SA..........................................    40,187      83,742
    Synthos SA.......................................... 1,903,162   1,806,627
    Tauron Polska Energia SA............................ 2,693,588   1,793,762
#*  Trakcja SA..........................................   413,871   1,269,191
*   Vistula Group SA.................................... 1,263,909     847,749
    Warsaw Stock Exchange...............................   208,730   1,770,675
    Wawel SA............................................       697     171,118
#   Zespol Elektrowni Patnow Adamow Konin SA............    65,319     125,023
                                                                   -----------
TOTAL POLAND............................................            92,532,471
                                                                   -----------
SOUTH AFRICA -- (6.2%)
*   Abdee RF, Ltd.......................................   113,206     194,716
    Adcock Ingram Holdings, Ltd.........................   848,818   2,095,826
    Adcorp Holdings, Ltd................................   896,475     998,943
    Advtech, Ltd........................................ 3,146,875   2,771,765
    Aeci, Ltd........................................... 1,077,487   5,636,418
*   African Bank Investments, Ltd....................... 5,287,877      19,340
    African Oxygen, Ltd.................................   858,752     868,868
    African Rainbow Minerals, Ltd.......................   605,137   2,193,308
    Afrimat, Ltd........................................    11,954      17,176
#   Alexander Forbes Group Holdings, Ltd................   638,072     215,222
    Allied Electronics Corp., Ltd.......................   169,001      58,686
#*  ArcelorMittal South Africa, Ltd..................... 1,576,714     603,823
    Ascendis Health, Ltd................................   199,451     227,488
    Assore, Ltd.........................................   187,642     976,176
    Astral Foods, Ltd...................................   458,146   2,822,617
*   Attacq, Ltd......................................... 1,210,604   1,287,481
#*  Aveng, Ltd.......................................... 4,254,721     641,976
    AVI, Ltd............................................ 3,423,460  17,177,132
    Barloworld, Ltd..................................... 2,216,736   9,931,978
    Blue Label Telecoms, Ltd............................ 2,564,986   1,987,644
    Cashbuild, Ltd......................................   212,494   3,669,863
    Caxton and CTP Publishers and Printers, Ltd.........   313,704     307,540
    City Lodge Hotels, Ltd..............................   328,296   3,015,835
    Clicks Group, Ltd................................... 2,666,173  14,604,537
    Clover Industries, Ltd.............................. 1,318,843   1,235,889

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
*   Consolidated Infrastructure Group, Ltd..............    664,270 $ 1,127,990
#   Coronation Fund Managers, Ltd.......................  1,712,568   6,602,305
    DataTec, Ltd........................................  2,057,155   5,462,246
    Distell Group, Ltd..................................    176,335   1,760,812
*   Distribution and Warehousing Network, Ltd...........    103,622      32,474
#   DRDGOLD, Ltd........................................  2,742,945     769,631
    EOH Holdings, Ltd...................................  1,117,136   9,473,393
*   Eqstra Holdings, Ltd................................  3,237,951     501,536
*   Evraz Highveld Steel and Vanadium, Ltd..............     63,001         630
#   Exxaro Resources, Ltd...............................    604,903   2,340,850
    Famous Brands, Ltd..................................    662,753   4,859,977
    Foschini Group, Ltd. (The)..........................  1,363,112  10,637,913
    Gold Fields, Ltd....................................    598,822   2,054,898
    Gold Fields, Ltd. Sponsored ADR.....................    312,903   1,063,870
#   Grand Parade Investments, Ltd.......................  3,216,227     761,184
    Grindrod, Ltd.......................................  5,862,020   3,662,700
    Group Five, Ltd.....................................  1,023,006   1,018,381
#*  Harmony Gold Mining Co., Ltd........................  1,536,275   2,822,276
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.........  2,632,188   4,711,616
    Holdsport, Ltd......................................    206,750     663,379
*   Howden Africa Holdings, Ltd.........................     39,220      60,632
    Hudaco Industries, Ltd..............................    267,426   1,688,219
    Hulamin, Ltd........................................  1,296,594     551,483
    Illovo Sugar, Ltd...................................  1,900,404   2,254,041
#*  Impala Platinum Holdings, Ltd.......................    743,557   1,553,390
    Imperial Holdings, Ltd..............................     92,832     712,936
#   Invicta Holdings, Ltd...............................    351,408     897,791
*   JCI, Ltd............................................  3,131,151          --
    JSE, Ltd............................................    892,197   7,269,860
    KAP Industrial Holdings, Ltd........................  5,674,929   2,108,454
#   Kumba Iron Ore, Ltd.................................     69,263     152,797
#   Lewis Group, Ltd....................................    870,013   2,396,313
    Massmart Holdings, Ltd..............................    353,037   2,016,164
#   Merafe Resources, Ltd............................... 10,969,026     519,694
    Metair Investments, Ltd.............................  1,218,914   1,806,857
    Metrofile Holdings, Ltd.............................     82,524      22,344
    Mpact, Ltd..........................................  1,489,097   4,004,361
    Murray & Roberts Holdings, Ltd......................  3,966,800   1,981,704
    Mustek, Ltd.........................................    740,967     316,960
    Nampak, Ltd.........................................  5,134,519   6,348,588
*   Net 1 UEPS Technologies, Inc........................        776       8,130
#*  Northam Platinum, Ltd...............................  3,504,723   6,976,621
    Oceana Group, Ltd...................................    426,383   3,006,249
    Omnia Holdings, Ltd.................................    599,734   4,445,054
    Peregrine Holdings, Ltd.............................  1,969,381   3,391,978
    Petmin, Ltd.........................................    268,819      19,050
#   Pick n Pay Stores, Ltd..............................  2,069,376   7,657,788
*   Pinnacle Holdings, Ltd..............................  1,226,028     791,778
    Pioneer Foods Group, Ltd............................    246,906   2,060,517
#   PPC, Ltd............................................  5,744,835   4,763,170
    PSG Group, Ltd......................................    506,190   5,826,718
*   Quantum Foods Holdings, Ltd.........................    141,794      20,542
    Raubex Group, Ltd...................................  1,311,515   1,159,385


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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    RCL Foods, Ltd......................................   683,713 $    526,720
    Reunert, Ltd........................................ 1,561,642    6,317,188
*   Royal Bafokeng Platinum, Ltd........................   692,361    1,236,924
    Santam, Ltd.........................................   266,128    2,993,545
*   Sappi, Ltd.......................................... 5,110,263   23,277,843
#   Sibanye Gold, Ltd................................... 5,170,467   11,508,732
#   Sibanye Gold, Ltd. Sponsored ADR....................   738,680    6,544,705
    Spar Group, Ltd. (The).............................. 1,510,023   17,461,934
    Spur Corp., Ltd.....................................   619,410    1,131,821
*   Stefanutti Stocks Holdings, Ltd.....................   229,540       49,332
    Sun International, Ltd.............................. 1,136,629    5,600,242
*   Super Group, Ltd.................................... 3,477,779    8,548,081
    Telkom SA SOC, Ltd.................................. 1,377,474    5,579,172
    Tongaat Hulett, Ltd.................................   982,479    5,520,477
    Transaction Capital, Ltd............................   101,691       70,518
    Trencor, Ltd........................................ 1,363,669    3,256,091
    Tsogo Sun Holdings, Ltd............................. 2,215,869    3,167,049
    Wilson Bayly Holmes-Ovcon, Ltd......................   545,366    3,693,395
                                                                   ------------
TOTAL SOUTH AFRICA......................................            317,161,645
                                                                   ------------
SOUTH KOREA -- (13.2%)
#*  3S Korea Co., Ltd...................................    15,208       31,225
#*  Able C&C Co., Ltd...................................    69,055    1,375,910
#*  Actoz Soft Co., Ltd.................................    29,003      684,551
#*  Advanced Nano Products Co., Ltd.....................    34,809      520,104
#*  Advanced Process Systems Corp.......................   138,964    2,062,506
#*  Aekyung Petrochemical Co., Ltd......................     8,671      373,951
#*  AfreecaTV Co., Ltd..................................    64,132    1,260,978
#*  Agabang&Company.....................................   159,566    1,558,436
#*  Ahn-Gook Pharmaceutical Co., Ltd....................    38,563      615,080
#*  Ahnlab, Inc.........................................    27,984    1,593,747
#*  AJ Rent A Car Co., Ltd..............................    93,213      878,265
#*  AK Holdings, Inc....................................    23,127      912,583
#*  ALUKO Co., Ltd......................................   194,359    1,179,845
#*  Aminologics Co., Ltd................................    36,345       35,398
#*  Amotech Co., Ltd....................................    53,135      759,959
#*  Anam Electronics Co., Ltd...........................   778,248      954,163
#*  Anapass, Inc........................................    51,795      749,469
#*  Asia Cement Co., Ltd................................     5,762      445,549
*   ASIA Holdings Co., Ltd..............................    12,288    1,016,835
#*  Asia Paper Manufacturing Co., Ltd...................    33,401      454,335
*   Asiana Airlines, Inc................................   638,206    2,446,392
*   AtlasBX Co., Ltd....................................    47,555    1,563,290
#*  AUK Corp............................................   199,140      391,850
#*  Autech Corp.........................................    49,323      197,436
*   Avaco Co., Ltd......................................    36,215      163,386
*   Avatec Co., Ltd.....................................     5,446       34,672
#*  Baiksan Co., Ltd....................................    58,310      243,667
#*  Basic House Co., Ltd. (The).........................    53,068      384,635
#*  BH Co., Ltd.........................................    29,776      130,223
*   BHI Co., Ltd........................................     9,149       21,983
#*  BI EMT Co., Ltd.....................................   147,148      183,643
#*  Binggrae Co., Ltd...................................    32,592    1,952,492

                                      170

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Bioland, Ltd........................................  50,551 $1,194,652
*   Bixolon Co., Ltd....................................  24,728    290,071
#*  Bluecom Co., Ltd....................................  61,445    558,471
#*  Bohae Brewery Co., Ltd.............................. 314,587    519,400
*   Bookook Securities Co., Ltd.........................   7,410     97,212
#*  Boryung Medience Co., Ltd...........................  36,706    674,867
#*  Boryung Pharmaceutical Co., Ltd.....................  28,065  1,521,135
*   Bubang Co., Ltd.....................................  11,846     40,378
*   BUGS Corp...........................................  42,091    361,408
#   Bukwang Pharmaceutical Co., Ltd..................... 106,287  2,870,820
#*  BYC Co., Ltd........................................     746    316,772
#*  Byucksan Corp....................................... 209,703  1,468,279
#*  CammSys Corp........................................ 204,308    639,081
#*  Capro Corp.......................................... 170,535    359,842
#   Cell Biotech Co., Ltd...............................  14,241    816,028
#*  Celltrion Pharm, Inc................................  73,506  1,047,392
#*  Chabiotech Co., Ltd................................. 194,677  2,493,548
#*  Chadiostech Co., Ltd................................  57,057    282,602
#*  Charm Engineering Co., Ltd..........................  42,800      9,572
#*  Chemtronics Co., Ltd................................  56,211    296,764
#*  Chin Hung International, Inc........................ 106,852    204,122
#*  China Great Star International, Ltd................. 370,481    630,325
#*  China Ocean Resources Co., Ltd...................... 621,836  1,585,353
#   Chinyang Holdings Corp..............................  61,881    164,284
*   Choa Pharmaceutical Co..............................  53,419    219,010
*   Chokwang Leather Co., Ltd...........................     607     16,778
#*  Chokwang Paint, Ltd.................................  44,110    479,713
#*  Chong Kun Dang Pharmaceutical Corp..................  35,758  4,346,178
#*  Chongkundang Holdings Corp..........................  16,591  1,617,359
#*  Choong Ang Vaccine Laboratory.......................  26,676    361,929
*   Chosun Refractories Co., Ltd........................   5,483    370,237
#   Chungdahm Learning, Inc.............................  15,629    171,009
#*  CJ CGV Co., Ltd.....................................   7,807    885,261
#*  CJ Freshway Corp....................................  26,529  1,754,169
*   CJ O Shopping Co., Ltd..............................  18,443  2,772,624
#*  CJ Seafood Corp..................................... 104,541    326,680
#*  CKD Bio Corp........................................  30,604    673,043
#*  Com2uSCorp..........................................  49,489  5,646,942
#*  Cosmax BTI, Inc.....................................  90,252  5,573,291
*   CosmoAM&T Co., Ltd..................................  42,690     87,786
#*  Cosmochemical Co., Ltd..............................  28,914    121,629
#*  COSON Co., Ltd......................................  65,290  1,201,030
    Credu Corp..........................................  13,705    515,482
#*  Crown Confectionery Co., Ltd........................   4,029  1,989,182
#*  CTC BIO, Inc........................................  19,238    283,953
#*  CUROCOM Co., Ltd.................................... 167,453    252,142
#*  D.I Corp............................................ 145,220    716,314
#*  Dae Dong Industrial Co., Ltd........................  60,958    458,958
*   Dae Han Flour Mills Co., Ltd........................   5,943    911,864
#   Dae Hwa Pharmaceutical Co., Ltd.....................  22,883    770,111
#*  Dae Hyun Co., Ltd................................... 184,373    507,543
#*  Dae Won Chemical Co., Ltd........................... 155,987    395,322
#*  Dae Won Kang Up Co., Ltd............................ 119,782    462,016

                                      171

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Dae Young Packaging Co., Ltd........................ 526,420 $  458,524
#*  Dae-Il Corp.........................................  81,189    559,205
#*  Daea TI Co., Ltd.................................... 367,219    424,310
#*  Daechang Co., Ltd................................... 299,027    237,888
*   Daechang Forging Co., Ltd...........................   1,367     47,576
#*  Daeduck Electronics Co.............................. 222,689  1,470,541
#*  Daeduck GDS Co., Ltd................................ 112,119    898,314
#   Daegu Department Store..............................  27,282    338,211
#*  Daehan New Pharm Co., Ltd...........................  27,478    378,739
*   Daehan Steel Co., Ltd...............................  89,447    585,333
*   Daeho International Corp............................     543         --
    Daekyo Co., Ltd.....................................  92,394    704,864
#*  Daekyung Machinery & Engineering Co., Ltd........... 149,985    135,427
*   Daeryuk Can Co., Ltd................................  17,362     98,055
#*  Daesang Corp........................................ 129,253  4,117,872
#*  Daesang Holdings Co., Ltd...........................  75,401  1,087,884
*   Daesung Energy Co., Ltd.............................  20,282    102,788
#*  Daesung Holdings Co., Ltd...........................  26,734    209,570
#*  Daewon Cable Co., Ltd............................... 323,526    579,464
#*  Daewon Pharmaceutical Co., Ltd......................  61,150    963,949
*   Daewon San Up Co., Ltd..............................  49,261    251,307
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd... 624,548  2,213,794
*   Daewoong Co., Ltd...................................  11,511    619,738
#*  Daewoong Pharmaceutical Co., Ltd....................  27,671  1,989,083
*   Dahaam E-Tec Co., Ltd...............................   2,100      5,912
#*  Daihan Pharmaceutical Co., Ltd......................  18,311    375,754
*   Daishin Securities Co., Ltd......................... 236,550  2,395,628
#*  Danal Co., Ltd...................................... 100,261    682,465
#*  Daou Data Corp......................................  57,148    619,587
#*  Daou Technology, Inc................................ 167,950  2,889,631
#*  Dasan Networks, Inc................................. 115,433    653,070
#*  Dawonsys Co., Ltd...................................  55,719  1,319,469
#   Dayou Automotive Seat Technology Co., Ltd........... 350,667    587,157
#*  DCM Corp............................................  17,593    141,442
#*  Deutsch Motors, Inc.................................  48,994    144,974
*   DGB Financial Group, Inc............................ 375,418  2,808,422
#   DHP Korea Co., Ltd..................................  51,679    482,231
*   Digital Chosun Co., Ltd............................. 180,541    772,123
#*  Digital Power Communications Co., Ltd............... 171,736    600,936
#*  DIO Corp............................................  56,699  1,716,292
*   Diotek Co., Ltd.....................................  69,724    198,361
*   Display Tech Co., Ltd...............................  10,192     35,396
*   DK UIL Co., Ltd.....................................   7,229     66,712
#*  DNF Co., Ltd........................................  39,244    399,291
#*  Dong Ah Tire & Rubber Co., Ltd......................  35,809    685,692
#*  Dong-A Socio Holdings Co., Ltd......................  14,293  2,568,475
*   Dong-A ST Co., Ltd..................................  15,296  2,051,419
#*  Dong-Ah Geological Engineering Co., Ltd.............  30,200    190,038
*   Dong-Il Corp........................................   4,730    237,947
#*  Dongaone Co., Ltd................................... 111,180    305,652
#*  Dongbang Transport Logistics Co., Ltd...............  47,053     84,460
#*  Dongbu HiTek Co., Ltd............................... 166,849  1,937,322
*   Dongbu Securities Co., Ltd.......................... 195,500    574,713

                                      172

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Dongbu Steel Co., Ltd...............................  37,730 $  126,078
*   Dongil Industries Co., Ltd..........................   1,553     70,334
#*  Dongjin Semichem Co., Ltd........................... 209,922    803,609
*   Dongkook Industrial Co., Ltd........................  52,105    104,529
#*  DongKook Pharmaceutical Co., Ltd....................  31,782  1,732,130
*   Dongkuk Industries Co., Ltd......................... 123,497    357,701
#*  Dongkuk Steel Mill Co., Ltd......................... 388,492  1,671,870
#*  Dongkuk Structures & Construction Co., Ltd.......... 178,195    692,169
#*  Dongsung Chemical Co., Ltd..........................  14,120    347,437
#*  DONGSUNG Corp....................................... 169,438    949,812
#*  Dongsung Pharmaceutical Co., Ltd....................  95,567    469,059
#*  Dongwha Enterprise Co., Ltd.........................   5,538    154,077
#*  Dongwha Pharm Co., Ltd.............................. 139,364  1,066,607
*   Dongwon F&B Co., Ltd................................   6,814  2,182,184
#*  Dongwon Industries Co., Ltd.........................   7,067  1,552,269
#*  Dongwon Systems Corp................................   5,002    337,845
#*  Dongwoo Co., Ltd....................................  58,857    201,464
*   Dongyang E&P, Inc...................................  30,131    316,260
#*  Doosan Engine Co., Ltd.............................. 180,632    388,160
#*  Doosan Engineering & Construction Co., Ltd..........  20,852     76,429
#*  Doosan Infracore Co., Ltd........................... 758,662  2,682,912
#*  Dragonfly GF Co., Ltd...............................  32,354    130,927
    DRB Holding Co., Ltd................................  61,263    625,330
#*  Duk San Neolux Co., Ltd.............................  24,103    563,008
#*  Duksan Hi-Metal Co., Ltd............................ 101,591    780,097
#   DuzonBIzon Co., Ltd................................. 124,375  2,266,578
*   DY Corp............................................. 174,070    834,782
#   e Tec E&C, Ltd......................................   6,154    497,719
#*  e-LITECOM Co., Ltd..................................  48,416    580,152
#*  e-Starco Co., Ltd................................... 153,747    168,400
*   E1 Corp.............................................  16,599    768,865
#*  Eagon Industrial, Ltd...............................  39,830    347,075
#*  Easy Bio, Inc....................................... 236,646  1,152,804
#*  Ecopro Co., Ltd.....................................  84,885    795,989
#*  EG Corp.............................................  25,399    225,565
#*  Ehwa Technologies Information Co., Ltd.............. 757,196    303,788
#*  ELK Corp............................................  65,257    147,671
*   EM-Tech Co., Ltd....................................  36,196    265,277
#*  EMKOREA Co., Ltd....................................  51,220    183,781
#*  Enex Co., Ltd....................................... 210,799    625,239
#*  ENF Technology Co., Ltd.............................  65,074    864,736
#*  Eo Technics Co., Ltd................................  45,957  4,836,610
#*  Estechpharma Co., Ltd...............................  39,533    964,616
#*  ESTsoft Corp........................................     884      8,717
#*  Eugene Corp......................................... 277,837    946,015
#*  Eugene Investment & Securities Co., Ltd............. 570,938  1,153,008
#   Eugene Technology Co., Ltd..........................  96,466  1,133,745
#*  Eusu Holdings Co., Ltd..............................  82,998    481,629
#*  EVERDIGM Corp.......................................  63,661    461,713
#*  F&F Co., Ltd........................................  39,341    497,750
#*  Farmsco.............................................  55,246    638,226
*   FarmStory Co., Ltd..................................  41,860     43,388
#*  Fila Korea, Ltd.....................................  57,179  4,646,572

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Fine Technix Co., Ltd...............................  90,317 $  216,067
#*  Finetex EnE, Inc....................................  76,593    578,361
#*  Firstec Co., Ltd.................................... 164,190    745,095
*   Flexcom, Inc........................................  42,281     88,040
#*  Foosung Co., Ltd.................................... 304,639  1,087,265
#*  Fursys, Inc.........................................  14,315    422,951
#*  G-SMATT GLOBAL Co., Ltd.............................  59,620  1,252,216
*   GALAXIA SM, Inc.....................................  21,855     60,498
#*  Gamevil, Inc........................................   9,583    638,586
#*  Gaon Cable Co., Ltd.................................  21,699    336,666
#*  GeneOne Life Science, Inc...........................   4,475     61,422
#*  Genic Co., Ltd......................................  25,994    510,815
*   GIIR, Inc...........................................  22,387    170,016
*   Global & Yuasa Battery Co., Ltd.....................  38,561  1,255,191
#*  Global Display Co., Ltd.............................  62,631    182,671
#*  GNCO Co., Ltd....................................... 270,836    347,406
    Golfzon Co., Ltd....................................  15,908  1,037,852
#   GOLFZONYUWONHOLDINGS Co., Ltd....................... 104,214    704,841
#   Grand Korea Leisure Co., Ltd........................  54,023  1,039,219
#*  Green Cross Holdings Corp...........................  64,675  2,619,338
*   Green Non-Life Insurance Co., Ltd...................  22,357         --
#*  GS Global Corp......................................  28,585    115,481
*   GS Home Shopping, Inc...............................  19,484  2,656,380
#*  GS Retail Co., Ltd..................................  41,004  2,248,954
#   Gwangju Shinsegae Co., Ltd..........................   3,400    722,388
#*  Haesung Industrial Co., Ltd.........................  22,131    311,735
#*  Halla Corp.......................................... 104,606    350,584
#*  Halla Holdings Corp.................................  46,380  2,426,643
#*  Han Kuk Carbon Co., Ltd............................. 245,312  1,381,104
*   Hana Micron, Inc.................................... 120,173    507,771
#   Hana Tour Service, Inc..............................  52,163  4,281,674
#*  Hanall Biopharma Co., Ltd...........................  83,748    958,908
*   Hancom, Inc......................................... 100,956  1,891,745
#*  Handok, Inc.........................................  43,828  1,334,067
#*  Handsome Co., Ltd...................................  85,322  2,905,687
*   Hanil Cement Co., Ltd...............................  20,523  1,690,431
#*  Hanjin Heavy Industries & Construction Co., Ltd..... 437,963  1,190,248
#*  Hanjin Heavy Industries & Construction Holdings
      Co., Ltd..........................................  83,425    309,846
#*  Hanjin Kal Corp..................................... 230,247  3,030,611
#*  Hanjin P&C Co., Ltd.................................  78,846    156,806
#*  Hanjin Shipping Co., Ltd............................ 571,935  1,445,381
*   Hanjin Transportation Co., Ltd......................  57,455  2,501,742
    Hankook Shell Oil Co., Ltd..........................   3,685  1,489,446
*   Hankook Synthetics, Inc.............................     550         --
*   Hankuk Glass Industries, Inc........................   9,314    185,276
*   Hankuk Paper Manufacturing Co., Ltd.................  12,824    321,675
#*  Hanmi Semiconductor Co., Ltd........................  61,455    646,896
*   HanmiGlobal Co., Ltd................................  15,107    169,129
#*  Hansae Co., Ltd.....................................  70,302  3,533,276
#*  Hansae Yes24 Holdings Co., Ltd......................  60,141  1,320,734
#*  Hanshin Construction................................  34,744    521,089
*   Hanshin Machinery Co................................  26,362     55,048
#*  Hansol Chemical Co., Ltd............................  51,329  2,575,971

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

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CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Hansol Holdings Co., Ltd............................ 192,013 $1,188,943
#*  Hansol HomeDeco Co., Ltd............................ 428,150    549,238
*   Hansol Logistics Co., Ltd...........................  84,611    235,913
*   Hansol Paper Co., Ltd............................... 103,400  1,839,269
#*  Hansol Technics Co., Ltd............................ 112,938  2,216,153
#*  Hanwha Galleria Timeworld Co., Ltd..................  11,653    687,921
*   Hanwha General Insurance Co., Ltd................... 216,244  1,338,644
#*  Hanwha Investment & Securities Co., Ltd............. 378,784  1,107,401
#*  Hanwha Techwin Co., Ltd............................. 126,556  3,449,408
#*  Hanyang Eng Co., Ltd................................  70,412    673,654
*   Hanyang Securities Co., Ltd.........................  18,538    107,759
#*  Harim Co., Ltd...................................... 189,668    624,378
#*  Harim Holdings Co., Ltd............................. 171,501    589,798
#*  Heung-A Shipping Co., Ltd........................... 583,317    761,458
#*  Heungkuk Fire & Marine Insurance Co., Ltd...........  92,139    302,914
#*  Hite Jinro Co., Ltd................................. 175,071  4,370,640
*   Hitejinro Holdings Co., Ltd.........................  51,479    686,587
#*  HMC Investment Securities Co., Ltd.................. 115,936    915,411
#*  Homecast Co., Ltd...................................  75,987    460,524
#*  HS Industries Co., Ltd.............................. 191,902  1,150,990
*   HS R&A Co., Ltd.....................................  23,158    703,238
#*  Huchems Fine Chemical Corp.......................... 153,136  2,152,032
#*  Humax Co., Ltd...................................... 110,151  1,387,255
*   Huneed Technologies.................................   2,445     23,668
*   Huons Co., Ltd......................................  38,303  2,632,690
*   Husteel Co., Ltd....................................  14,587    177,430
#*  Huvis Corp..........................................  99,491    589,921
#*  Huvitz Co., Ltd.....................................  45,506    598,737
#*  Hwa Shin Co., Ltd................................... 114,245    531,967
*   Hwacheon Machine Tool Co., Ltd......................   4,979    216,654
*   HwaSung Industrial Co., Ltd.........................  61,184    622,306
#*  Hy-Lok Corp.........................................  48,662  1,087,629
    Hyosung ONB Co., Ltd................................  10,277    158,071
#*  HyosungITX Co., Ltd.................................  14,477    171,645
#*  Hyundai BNG Steel Co., Ltd..........................  60,652    463,135
#*  Hyundai C&F, Inc....................................  25,222    610,325
#*  Hyundai Corp........................................  36,660    754,101
#*  Hyundai Elevator Co., Ltd...........................  74,016  3,035,373
#*  Hyundai Engineering Plastics Co., Ltd............... 110,768    880,097
#*  Hyundai Greenfood Co., Ltd.......................... 119,284  2,259,570
*   Hyundai Home Shopping Network Corp..................  36,587  3,422,366
*   Hyundai Hy Communications & Networks Co., Ltd....... 180,945    473,322
#*  Hyundai Livart Furniture Co., Ltd...................  67,881  2,208,717
#*  Hyundai Merchant Marine Co., Ltd....................  46,601    111,883
#*  Hyundai Mipo Dockyard Co., Ltd......................  40,354  2,472,359
#   Hyundai Pharmaceutical Co., Ltd..................... 104,147    396,305
#*  Hyundai Rotem Co., Ltd..............................  63,313    645,897
*   Hyundai Securities Co., Ltd.........................  50,697    229,451
*   Hyunjin Materials Co., Ltd.......................... 105,980    124,761
#*  HyVision System, Inc................................  73,691    556,745
#*  i-SENS, Inc.........................................  19,381    625,585
*   iA, Inc.............................................  83,536    281,148
#*  ICD Co., Ltd........................................  84,572    510,947

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  IHQ, Inc............................................ 248,228 $  424,350
#*  Il Dong Pharmaceutical Co., Ltd.....................  62,230  1,500,604
#*  Iljin Display Co., Ltd.............................. 115,139    458,547
#*  Iljin Electric Co., Ltd............................. 127,969    489,060
#*  Iljin Holdings Co., Ltd............................. 150,141  1,469,992
#*  Iljin Materials Co., Ltd............................  95,764    963,228
#*  Ilshin Spinning Co., Ltd............................   8,039    987,334
#*  Ilsung Pharmaceuticals Co., Ltd.....................   2,864    266,384
#*  IM Co., Ltd.........................................  61,008    194,047
#*  iMarketKorea, Inc...................................  90,333  1,666,718
#*  InBody Co., Ltd.....................................  58,689  2,679,088
#*  Infinitt Healthcare Co., Ltd........................  74,081    603,799
#*  Infopia Co., Ltd....................................  40,228    216,759
#*  Infraware, Inc...................................... 103,254    409,188
#*  InkTec Co., Ltd.....................................  38,881    194,463
#*  Innochips Technology, Inc...........................  14,702    109,806
#*  InnoWireless, Inc...................................  21,995    167,815
#*  Innox Corp..........................................  63,904    664,445
#*  Insun ENT Co., Ltd.................................. 196,856  1,022,181
    Intelligent Digital Integrated Securities Co., Ltd..  33,909    506,401
#*  Interflex Co., Ltd..................................  56,555    504,934
*   Intergis Co., Ltd...................................  11,220     26,855
#*  Interojo Co., Ltd...................................  39,961  1,473,237
*   Interpark Holdings Corp............................. 206,989  1,876,342
#   INTOPS Co., Ltd.....................................  28,619    470,207
#*  Inzi Controls Co., Ltd..............................  42,034    174,068
*   INZI Display Co., Ltd...............................  32,254     41,670
#*  Iones Co., Ltd......................................  37,090    718,500
#*  IS Dongseo Co., Ltd.................................  53,982  1,680,535
#   ISC Co., Ltd........................................  35,680    707,205
*   ISU Chemical Co., Ltd...............................  65,141    520,515
#*  IsuPetasys Co., Ltd................................. 189,204    715,714
#*  Jahwa Electronics Co., Ltd..........................  57,673    763,066
#*  JB Financial Group Co., Ltd......................... 563,208  2,433,902
*   Jcontentree Corp.................................... 394,639  1,837,116
#*  Jeil Pharmaceutical Co..............................  34,204  1,101,848
#*  Jeju Semiconductor Corp.............................  29,653    121,015
*   Jinro Distillers Co., Ltd...........................  13,228    343,140
#*  Jinsung T.E.C.......................................  43,317    192,221
*   JLS Co., Ltd........................................   8,735     47,160
#*  JoyCity Corp........................................  10,049    266,220
*   Joymax Co., Ltd.....................................  24,322    200,089
#*  Jusung Engineering Co., Ltd......................... 234,983  1,563,257
#*  JVM Co., Ltd........................................  18,510    810,118
#*  JW Holdings Corp.................................... 199,371  1,528,569
#*  JW Pharmaceutical Corp..............................  59,988  2,104,663
*   JW Shinyak Corp.....................................  16,523    123,193
*   JYP Entertainment Corp.............................. 130,166    492,894
#*  Kangnam Jevisco Co., Ltd............................  23,454    686,565
*   KAON Media Co., Ltd.................................  11,134    110,415
#*  KB Capital Co., Ltd.................................  67,575  1,073,434
#*  KB Insurance Co., Ltd............................... 262,306  6,531,046
#*  KC Cottrell Co., Ltd................................  22,715    114,515

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  KC Green Holdings Co., Ltd..........................  86,025 $  567,819
#*  KC Tech Co., Ltd.................................... 123,092  1,214,063
#*  KCC Engineering & Construction Co., Ltd.............  21,855    160,983
*   KCO Energy, Inc.....................................     120         --
#*  KCP Co., Ltd........................................  63,178  1,151,468
#*  KEC Corp............................................ 170,897    144,053
#*  KEPCO Engineering & Construction Co., Inc...........  68,911  1,682,822
#*  Keyang Electric Machinery Co., Ltd.................. 156,430    619,188
#*  KEYEAST Co., Ltd.................................... 317,437    905,674
#*  KG Chemical Corp....................................  57,219    680,270
*   KG Eco Technology Service Co., Ltd..................  88,924    209,321
#*  Kginicis Co., Ltd...................................  86,199  1,000,657
#*  KGMobilians Co., Ltd................................  73,591    727,698
#*  KH Vatec Co., Ltd................................... 101,591  1,645,713
#*  KISCO Corp..........................................  21,864    679,809
#*  KISCO Holdings Co., Ltd.............................   3,952    197,093
#   Kishin Corp.........................................  49,420    256,947
#*  KISWIRE, Ltd........................................  39,054  1,167,171
#*  KIWOOM Securities Co., Ltd..........................  69,571  3,217,218
#*  KleanNara Co., Ltd..................................  78,071    385,110
*   KMH Co., Ltd........................................  54,976    375,327
#*  KMW Co., Ltd........................................  53,185    354,937
#*  Kocom Co., Ltd......................................  40,139    389,242
#*  Koentec Co., Ltd.................................... 297,857    589,248
#*  Koh Young Technology, Inc...........................  63,733  1,952,463
#   Kolao Holdings...................................... 134,465  1,119,245
#*  Kolon Corp..........................................  45,278  2,818,348
#*  Kolon Global Corp...................................  22,750    268,914
#*  Kolon Industries, Inc............................... 107,359  5,337,402
#*  Kolon Life Science, Inc.............................  27,291  5,044,772
#*  Komipharm International Co., Ltd....................  11,873    408,314
#*  KONA I Co., Ltd.....................................  71,763  1,689,642
#*  Kook Soon Dang Brewery Co., Ltd.....................  77,360    480,824
*   Korea Airport Service Co., Ltd......................     934     24,784
#*  Korea Alcohol Industrial Co., Ltd...................  60,807    343,021
#   Korea Cast Iron Pipe Industries Co., Ltd............  52,711    482,787
#*  Korea Circuit Co., Ltd..............................  68,194    633,980
#*  Korea District Heating Corp.........................  17,703    881,644
    Korea Electric Terminal Co., Ltd....................  32,072  2,684,929
#*  Korea Electronic Certification Authority, Inc.......  89,824    648,325
#*  Korea Electronic Power Industrial Development Co.,
      Ltd...............................................  74,881    284,542
*   Korea Export Packaging Industrial Co., Ltd..........   5,621     88,840
*   Korea Flange Co., Ltd...............................  19,644    207,610
#*  Korea Information & Communications Co, Ltd..........  61,340    655,868
#   Korea Information Certificate Authority, Inc........  71,807    661,569
#*  Korea Kolmar Co., Ltd...............................  40,301  3,434,903
#*  Korea Kolmar Holdings Co., Ltd......................  33,913  1,677,746
#*  Korea Line Corp.....................................  77,701  1,123,619
#*  Korea Petrochemical Ind Co., Ltd....................  19,034  3,195,283
#*  Korea United Pharm, Inc.............................  58,316    961,119
*   Korean Reinsurance Co............................... 432,194  4,800,069
#   Kortek Corp.........................................  72,394    705,315
    KPF.................................................  22,153     67,109

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
    KPX Chemical Co., Ltd...............................   8,354 $  314,444
#*  KR Motors Co., Ltd..................................  56,572     56,767
#*  KSCB Co., Ltd.......................................  33,241    166,438
    KSS LINE, Ltd.......................................   8,862    129,731
*   KT Hitel Co., Ltd...................................  84,297    621,292
#*  KT Music Corp.......................................  80,395    279,226
    KT Skylife Co., Ltd................................. 124,747  1,568,161
#*  KTB Investment & Securities Co., Ltd................ 335,383    631,725
#*  KTCS Corp...........................................  25,360     62,060
#*  Ktis Corp...........................................  87,836    307,112
    Kukdo Chemical Co., Ltd.............................  25,429  1,285,468
*   Kukdong Corp........................................   1,069     10,331
#*  Kukdong Oil & Chemicals Co., Ltd....................   6,292    188,583
#*  Kumho Electric Co., Ltd.............................  18,861    194,920
#*  Kumho Industrial Co., Ltd...........................  95,814    885,176
#*  Kumho Tire Co., Inc................................. 583,364  3,054,818
#*  Kumkang Kind Co., Ltd...............................  16,750    483,323
#*  Kwang Dong Pharmaceutical Co., Ltd.................. 197,814  2,058,949
#*  Kwang Myung Electric Engineering Co., Ltd........... 268,091    477,915
#*  Kwangju Bank........................................  63,355    394,193
#*  Kyeryong Construction Industrial Co., Ltd...........  17,512    133,434
#*  Kyobo Securities Co., Ltd........................... 134,418  1,000,319
#*  Kyung Dong Navien Co., Ltd..........................  33,704    828,311
#*  Kyung-In Synthetic Corp............................. 132,021    377,308
#*  Kyungbang, Ltd......................................   4,822    804,267
*   Kyungchang Industrial Co., Ltd......................  73,797    337,019
#*  KyungDong City Gas Co., Ltd.........................  13,289    852,425
*   Kyungdong Pharm Co., Ltd............................  40,182    628,127
#   L&F Co., Ltd........................................  64,821    427,461
#*  LB Semicon, Inc..................................... 147,884    170,159
#   LEADCORP, Inc. (The)................................  21,391    161,010
#   LEENO Industrial, Inc...............................  51,031  1,655,977
#*  LF Corp............................................. 134,717  2,923,690
#   LG Hausys, Ltd......................................  37,195  3,695,038
#*  LG International Corp............................... 206,725  5,374,220
#*  LG Life Sciences, Ltd...............................  59,924  3,511,072
#*  LMS Co., Ltd........................................  32,869    249,773
#*  Lock&Lock Co., Ltd.................................. 154,467  1,668,494
*   LOT Vacuum Co., Ltd.................................  36,386    335,474
*   Lotte Chilsung Beverage Co., Ltd....................   1,838  3,346,899
#*  Lotte Food Co., Ltd.................................   4,087  3,238,549
#*  LOTTE Himart Co., Ltd...............................  54,476  2,572,963
#*  Lotte Non-Life Insurance Co., Ltd................... 458,379  1,052,965
#*  LS Corp............................................. 114,384  3,600,065
#*  LS Industrial Systems Co., Ltd......................  93,480  3,190,832
#*  Lumens Co., Ltd..................................... 311,626  1,358,884
#*  Macrogen, Inc.......................................  42,509  1,324,085
#*  Maeil Dairy Industry Co., Ltd.......................  42,668  1,460,607
#*  Majestar Co., Ltd...................................  52,747    127,828
#*  Mando Corp..........................................  43,801  6,262,516
#*  Mcnex Co., Ltd......................................  28,043    658,882
#*  MDS Technology Co., Ltd.............................  35,416    652,176
#*  Medipost Co., Ltd...................................   3,841    304,065

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
#*  MegaStudy Co., Ltd..................................    17,540 $  567,080
*   MegaStudyEdu Co., Ltd...............................     4,919    239,304
#*  Melfas, Inc.........................................   104,886    485,255
#*  Meritz Finance Group, Inc...........................    40,790    421,369
#*  Meritz Fire & Marine Insurance Co., Ltd.............   360,346  4,510,594
#*  Meritz Securities Co., Ltd..........................   152,253    470,784
#*  META BIOMED Co., Ltd................................   101,572    391,505
#*  Mgame Corp..........................................    91,446    404,388
*   Mi Chang Oil Industrial Co., Ltd....................     2,578    168,525
#*  Mirae Asset Securities Co., Ltd.....................    48,883    776,098
#*  Mirae Corp.......................................... 1,931,820    658,975
*   Miwon Chemicals Co., Ltd............................     1,890     69,414
*   Miwon Commercial Co., Ltd...........................       716    105,098
*   Miwon Specialty Chemical Co., Ltd...................     1,200    306,202
#*  MK Electron Co., Ltd................................   104,494    536,713
#*  MNTech Co., Ltd.....................................   110,847    458,543
#*  Modetour Network, Inc...............................    62,361  1,670,727
#*  Monalisa Co., Ltd...................................    68,050    220,372
#*  MonAmi Co., Ltd.....................................   112,097    381,437
*   Moorim P&P Co., Ltd.................................   143,600    508,866
#*  Moorim Paper Co., Ltd...............................   144,337    345,739
#*  Motonic Corp........................................    71,883    601,069
#*  Muhak Co., Ltd......................................    66,748  1,704,458
#*  Namhae Chemical Corp................................   149,878  1,179,088
#*  Namsun Aluminum Co., Ltd............................   496,334    469,450
#*  Namyang Dairy Products Co., Ltd.....................     1,792  1,136,489
#*  Nanos Co., Ltd......................................    38,381    247,776
#*  Naturalendo Tech Co., Ltd...........................    83,266  1,276,253
#*  NeoPharm Co., Ltd...................................    20,200    541,137
#*  Neowiz Games Corp...................................    84,844  1,154,400
#*  NEOWIZ HOLDINGS Corp................................    28,835    352,914
#*  NEPES Corp..........................................   104,343    488,569
#*  Nexen Corp..........................................    33,168  1,971,185
*   Nexen Tire Corp.....................................   212,408  2,042,607
#*  Nexolon Co., Ltd....................................     2,976      2,076
#*  Nexon GT Co., Ltd...................................    86,722    814,996
#*  NHN Entertainment Corp..............................   100,438  4,050,610
#*  NICE Holdings Co., Ltd..............................   100,686  1,748,447
#*  NICE Information Service Co., Ltd...................   206,717  1,677,075
#*  NK Co., Ltd.........................................   199,266  1,128,260
#*  Nong Shim Holdings Co., Ltd.........................    10,186  1,396,263
#   Nong Woo Bio Co., Ltd...............................    45,420    876,073
#   NongShim Co., Ltd...................................     4,114  1,608,291
#*  Noroo Holdings Co., Ltd.............................    13,599    266,099
#*  NOROO Paint & Coatings Co., Ltd.....................    61,681    599,718
*   NPC.................................................    62,469    389,859
#*  OCI Materials Co., Ltd..............................    35,023  3,272,340
#*  Omnisystem Co., Ltd.................................   204,466    452,243
*   Opto Device Technology Co., Ltd.....................    17,555    109,943
#*  OPTRON-TEC, Inc.....................................   103,096    528,418
#*  Orientbio, Inc......................................   706,011    910,585
#*  OSANGJAIEL Co., Ltd.................................    26,528    219,546
#*  Osstem Implant Co., Ltd.............................    60,174  4,171,947

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Osung LST Co., Ltd..................................  24,751 $   15,197
#*  Ottogi Corp.........................................   5,101  6,033,851
*   Pan Ocean Co., Ltd..................................  13,688     35,144
#*  Pan-Pacific Co., Ltd................................ 164,180    583,831
    Pang Rim Co., Ltd...................................  10,174    208,756
#*  PaperCorea, Inc..................................... 905,974    549,092
#   Partron Co., Ltd.................................... 238,893  2,171,462
#*  Paru Co., Ltd....................................... 110,516    515,819
#*  Pharmicell Co., Ltd.................................  85,904    336,326
*   Poongsan Corp....................................... 144,872  2,951,543
#*  Poongsan Holdings Corp..............................  26,213    842,686
#   POSCO Chemtech Co., Ltd............................. 119,219  1,186,160
    POSCO Coated & Color Steel Co., Ltd.................   2,498     38,355
#*  Posco ICT Co., Ltd.................................. 301,412  1,155,782
#   Posco M-Tech Co., Ltd...............................  83,502    166,201
#*  Posco Plantec Co., Ltd..............................  16,494     13,372
#*  Power Logics Co., Ltd............................... 153,415    453,827
#*  PSK, Inc............................................  79,935    569,360
#*  Pulmuone Co., Ltd...................................   6,862  1,120,616
#*  Pyeong Hwa Automotive Co., Ltd......................  70,608    761,527
#*  Redrover Co., Ltd...................................  95,602    718,370
*   Reyon Pharmaceutical Co., Ltd.......................  23,194    779,573
#*  RFsemi Technologies, Inc............................  30,415    189,432
#*  RFTech Co., Ltd.....................................  80,741    461,140
#*  Romanson Co., Ltd...................................  53,470    462,939
#*  S&C Engine Group, Ltd............................... 305,518    439,833
#*  S&S Tech Corp.......................................  32,212    203,899
#*  S&T Corp............................................  14,935    288,220
#*  S&T Dynamics Co., Ltd............................... 160,725  1,688,030
    S&T Holdings Co., Ltd...............................  38,205    969,979
#*  S&T Motiv Co., Ltd..................................  50,410  3,565,737
#*  S-Connect Co., Ltd..................................  90,720    116,193
#*  S-Energy Co., Ltd...................................  55,605    326,195
#*  S-MAC Co., Ltd......................................  85,869    215,611
#*  Saeron Automotive Corp..............................   2,640     17,619
#*  Sajo Industries Co., Ltd............................  13,633    710,271
*   SAJOHAEPYO Corp.....................................     574      8,387
#   Sam Chun Dang Pharm Co., Ltd........................  52,381    401,760
*   Sam Young Electronics Co., Ltd......................  67,874    634,063
#*  Sam Yung Trading Co., Ltd...........................  64,634  1,203,440
#*  Samchully Co., Ltd..................................  15,849  1,225,137
#*  Samchuly Bicycle Co., Ltd...........................  43,473    722,353
#*  Samho Development Co., Ltd..........................  64,551    183,766
#*  Samho International Co., Ltd........................  38,669    508,056
#*  SAMHWA Paints Industrial Co., Ltd...................  57,633    559,724
#*  Samick Musical Instruments Co., Ltd................. 382,196    981,925
#   Samick THK Co., Ltd.................................  54,931    411,941
*   Samjin LND Co., Ltd.................................  43,504    112,051
#*  Samjin Pharmaceutical Co., Ltd......................  59,596  1,350,426
#   Samkwang Glass......................................  20,201  1,457,319
#*  Samlip General Foods Co., Ltd.......................   2,324    625,854
*   Sammok S-Form Co., Ltd..............................  17,370    319,103
#*  Samsung Engineering Co., Ltd........................ 174,046  1,850,728

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
    Samsung Fine Chemicals Co., Ltd..................... 123,140 $3,897,494
#*  SAMT Co., Ltd....................................... 248,932    380,923
#*  Samwha Capacitor Co., Ltd...........................  26,688    262,050
*   Samyang Corp........................................   3,682    351,787
#*  Samyang Foods Co., Ltd..............................  18,333    378,401
#*  Samyang Holdings Corp...............................  22,926  3,403,521
#*  Samyang Tongsang Co., Ltd...........................   9,180    336,657
#*  Samyoung Chemical Co., Ltd.......................... 136,867    203,102
#*  Sangbo Corp......................................... 109,135    296,590
    Sangsin Brake.......................................   6,689     36,647
#*  Sansung Life & Science Co., Ltd.....................  61,653  1,469,783
#*  Sapphire Technology Co., Ltd........................  42,273    239,593
#   Satrec Initiative Co., Ltd..........................   6,676    144,185
#*  SAVEZONE I&C CORP...................................  62,674    274,281
#*  SBI Investment Korea Co., Ltd....................... 206,964     90,437
*   SBS Contents Hub Co., Ltd...........................  39,011    435,766
#*  SBS Media Holdings Co., Ltd......................... 277,535    820,181
#*  SBW................................................. 342,769    531,748
#*  Seah Besteel Corp...................................  87,900  1,862,664
*   SeAH Holdings Corp..................................   4,811    566,478
*   SeAH Steel Corp.....................................  18,832    793,901
#*  Sebang Co., Ltd.....................................  65,269    828,916
#*  Seegene, Inc........................................  58,471  1,892,137
#*  Sejong Industrial Co., Ltd..........................  70,108    559,257
#*  Sekonix Co., Ltd....................................  37,545    494,753
#*  Sempio Foods Co.....................................  13,836    568,006
#*  Seobu T&D...........................................  73,518  1,237,646
#*  Seohan Co., Ltd..................................... 516,097    729,693
*   Seohee Construction Co., Ltd........................ 889,273    743,760
#*  Seoul Semiconductor Co., Ltd........................ 222,901  2,915,309
#*  SEOWONINTECH Co., Ltd...............................  58,761    510,457
#*  Seoyon Co., Ltd..................................... 118,432  1,160,292
#*  Sewon Cellontech Co., Ltd........................... 177,145    542,468
    Sewon Precision Industry Co., Ltd...................  21,670    362,649
#*  SEWOONMEDICAL Co., Ltd.............................. 109,964    458,223
#*  SFA Engineering Corp................................  58,145  2,585,197
#*  SG Corp............................................. 865,420    844,493
#*  SH Energy & Chemical Co., Ltd....................... 527,381    586,009
#*  Shin Poong Pharmaceutical Co., Ltd.................. 178,552    773,555
*   Shin-heung Machine Co., Ltd.........................  24,244    128,179
#*  Shinil Industrial Co., Ltd.......................... 301,022    284,448
#   Shinsegae Engineering & Construction Co., Ltd.......  14,517    532,718
#   Shinsegae Information & Communication Co., Ltd......   6,991    609,846
#   Shinsegae International, Inc........................  14,823  1,130,693
#*  Shinsung Solar Energy Co., Ltd...................... 237,348    360,799
#*  Shinsung Tongsang Co., Ltd.......................... 705,326    785,381
#*  Shinwha Intertek Corp............................... 128,714    216,092
#*  Shinwon Corp........................................ 173,143    254,974
#   Shinyoung Securities Co., Ltd.......................  14,789    612,451
#*  SHOWBOX Corp........................................ 154,537  1,107,809
#*  Signetics Corp...................................... 303,154    401,152
#*  SIGONG TECH Co., Ltd................................  78,318    408,122
#*  Silicon Works Co., Ltd..............................  70,469  1,657,460

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
#*  Silla Co., Ltd......................................    38,828 $  475,494
#*  SIMMTECH HOLDINGS Co., Ltd..........................   272,150    501,583
#*  SIMPAC, Inc.........................................    82,220    370,780
*   Sindoh Co., Ltd.....................................     4,250    175,993
#*  Sinjin SM Co., Ltd..................................    13,589    153,979
#*  SJM Co., Ltd........................................    34,349    170,581
#*  SK Chemicals Co., Ltd...............................    99,535  6,709,349
#*  SK Communications Co., Ltd..........................   103,928    310,813
#*  SK Gas, Ltd.........................................    25,659  1,559,808
#*  SK Networks Co., Ltd................................   184,701    845,408
#*  SK Securities Co., Ltd.............................. 2,110,694  1,879,554
#*  SKC Co., Ltd........................................   144,875  3,773,147
#*  SKC Solmics Co., Ltd................................    43,587     63,721
*   SL Corp.............................................    93,069  1,366,776
#*  SM Culture & Contents Co., Ltd......................     6,932     15,363
#*  SM Entertainment Co.................................    93,334  3,394,410
#*  Solborn, Inc........................................    94,578    447,323
#*  Solid, Inc..........................................   110,705    588,908
#*  Songwon Industrial Co., Ltd.........................   100,166  1,257,517
#*  Sonokong Co., Ltd...................................    27,411    106,740
#*  Soosan Heavy Industries Co., Ltd....................    61,925    120,728
#*  Soulbrain Co., Ltd..................................    57,380  1,823,305
    Spigen Korea Co., Ltd...............................     4,536    180,117
#*  Ssangyong Cement Industrial Co., Ltd................   118,503  1,688,439
#*  STS Semiconductor & Telecommunications..............   300,260    571,078
#*  STX Corp............................................    14,209     36,011
*   STX Engine Co., Ltd.................................     7,879     34,778
#   Suheung Co., Ltd....................................    36,385  1,140,796
*   Sun Kwang Co., Ltd..................................     3,275     49,909
#*  Sunchang Corp.......................................    51,139    505,508
#*  Sung Kwang Bend Co., Ltd............................   109,995    811,739
#*  Sungchang Enterprise Holdings, Ltd..................    42,241  1,413,383
#*  Sungshin Cement Co., Ltd............................   104,814    715,099
#*  Sungwoo Hitech Co., Ltd.............................   222,183  1,537,730
#*  Sunjin Co., Ltd.....................................    25,877    608,765
#*  Suprema HQ, Inc.....................................    70,515    958,708
#*  Synopex, Inc........................................   386,550    501,648
*   Tae Kyung Industrial Co., Ltd.......................    39,841    171,581
*   Taekwang Industrial Co., Ltd........................     2,143  1,778,286
#*  Taewoong Co., Ltd...................................    64,859    744,327
*   Taeyoung Engineering & Construction Co., Ltd........   242,962    977,616
#*  Taihan Electric Wire Co., Ltd.......................    37,983     98,371
*   Taihan Textile Co., Ltd.............................       844     38,811
#*  Tailim Packaging Industrial Co., Ltd................   195,880    483,225
*   TCC Steel...........................................     8,515     14,541
#*  TechWing, Inc.......................................    57,171    417,653
#*  Tera Semicon Co., Ltd...............................    45,083    985,177
#   TES Co., Ltd........................................    43,780    519,278
#*  Texcell-NetCom Co., Ltd.............................   307,370    486,386
#*  Theragen Etex Co., Ltd..............................    31,067    179,398
#*  Thinkware Systems Corp..............................    21,643    234,233
#*  TK Chemical Corp....................................   283,667    549,823
#   TK Corp.............................................    94,729    670,484

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
*   TLI, Inc............................................     7,937 $   48,942
#*  Tokai Carbon Korea Co., Ltd.........................    16,015    365,340
#*  Tong Yang Moolsan Co., Ltd..........................    22,590    214,119
*   Tongyang Life Insurance Co, Ltd.....................   257,881  2,203,912
*   Top Engineering Co., Ltd............................    13,860     63,863
#*  Toptec Co., Ltd.....................................    36,271    820,983
#   Tovis Co., Ltd......................................    93,175    595,311
#*  Trais Co., Ltd......................................    24,456     59,623
#*  TS Corp.............................................    28,650    543,205
*   UBCare Co., Ltd.....................................   114,049    391,838
#*  Ubiquoss, Inc.......................................    79,861    793,232
#*  Ubivelox, Inc.......................................    25,329    265,469
#*  Uju Electronics Co., Ltd............................    42,498    570,284
#*  Unid Co., Ltd.......................................    35,003  1,233,800
*   Union Semiconductor Equipment & Materials Co., Ltd..    33,582    362,090
#*  Uniquest Corp.......................................    16,238     44,981
#*  Unison Co., Ltd.....................................    89,783    110,085
#*  Value Added Technologies Co., Ltd...................    41,298  1,669,008
#*  Very Good Leisure Co., Ltd..........................    25,853    214,099
#*  Vieworks Co., Ltd...................................    39,832  1,668,679
#*  Visang Education, Inc...............................    38,704    258,850
    Vitzrocell Co., Ltd.................................    20,253    185,429
#*  Webzen, Inc.........................................    56,736  1,089,186
#*  WeMade Entertainment Co., Ltd.......................    37,584  1,256,196
#*  Whanin Pharmaceutical Co., Ltd......................    63,497  1,083,119
#   WillBes & Co. (The).................................   319,383    576,819
#*  Winix, Inc..........................................    44,681    442,552
#*  Wins Co., Ltd.......................................    48,806    380,763
#   WiSoL Co., Ltd......................................   101,697  1,229,730
#*  WIZIT Co., Ltd......................................   332,931    402,624
#*  WONIK CUBE Corp.....................................    13,011     30,390
#*  Wonik IPS Co., Ltd..................................   320,309  2,852,401
#*  Wonik Materials Co., Ltd............................    23,196  1,256,028
*   Wonik QnC Corp......................................    24,883    347,853
*   Woojeon & Handan Co., Ltd...........................    64,705     56,269
*   Woojin, Inc.........................................     2,070     13,270
#*  Woongjin Co., Ltd...................................   292,655    736,348
#*  Woongjin Energy Co., Ltd............................   324,645    445,426
#*  Woongjin Thinkbig Co., Ltd..........................   125,097  1,254,290
#*  Wooree ETI Co., Ltd.................................   181,071    434,805
#*  Woori Investment Bank Co., Ltd...................... 2,972,546  1,283,509
*   WooSung Feed Co., Ltd...............................    56,399    161,647
#*  Y G-1 Co., Ltd......................................    89,329    780,733
#*  YeaRimDang Publishing Co., Ltd......................    27,221     93,275
*   YES24 Co., Ltd......................................    33,610    260,881
*   YESCO Co., Ltd......................................    14,677    433,667
#*  YG Entertainment, Inc...............................    46,549  1,709,105
#*  Yoosung Enterprise Co., Ltd.........................   142,242    433,856
#*  Youlchon Chemical Co., Ltd..........................    68,404    650,647
*   Young Heung Iron & Steel Co., Ltd...................   287,784    561,424
#*  Young Poong Corp....................................     1,623  1,293,281
*   Young Poong Mining & Construction Corp..............     1,580         --
#*  Young Poong Precision Corp..........................    79,593    541,164

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CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   Youngone Holdings Co., Ltd..........................    32,653 $  1,888,020
#*  Yuanta Securities Korea Co., Ltd....................   337,327      887,181
*   YuHwa Securities Co., Ltd...........................    13,060      161,940
#*  Yungjin Pharmaceutical Co., Ltd.....................   518,217    1,112,436
*   ZeroOne Interactive Co., Ltd........................     3,200           --
                                                                   ------------
TOTAL SOUTH KOREA.......................................            673,105,001
                                                                   ------------
TAIWAN -- (14.1%)
#   A-DATA Technology Co., Ltd.......................... 1,519,879    1,610,979
    Ability Enterprise Co., Ltd......................... 1,818,293    1,077,066
#   AcBel Polytech, Inc................................. 3,000,599    2,169,695
#   Accton Technology Corp.............................. 3,653,763    3,752,297
#   ACES Electronic Co., Ltd............................   605,000      541,449
    ACHEM TECHNOLOGY Corp............................... 1,673,860      537,642
*   Acme Electronics Corp...............................   529,000      233,567
#   Acter Co., Ltd......................................   211,000      501,590
*   Action Electronics Co., Ltd.........................   720,635       80,288
#   Actron Technology Corp..............................   434,150    1,543,349
    Addcn Technology Co., Ltd...........................    38,800      297,138
#   Adlink Technology, Inc..............................   810,031    1,691,890
#   Advanced Ceramic X Corp.............................   265,000    1,543,480
#*  Advanced Connectek, Inc............................. 1,202,000      233,870
    Advanced International Multitech Co., Ltd...........   501,000      275,510
#   Advanced Wireless Semiconductor Co..................   885,000    2,133,070
#   Advancetek Enterprise Co., Ltd......................   888,917      445,648
#*  AGV Products Corp................................... 3,484,801      843,713
*   AimCore Technology Co., Ltd.........................   334,589      184,073
    Airtac International Group..........................   112,000      533,714
    Alcor Micro Corp....................................   312,000      180,170
    ALI Corp............................................ 2,271,000    1,640,727
    Allis Electric Co., Ltd.............................    54,000       13,006
#   Alltek Technology Corp..............................   579,186      442,302
    Alltop Technology Co., Ltd..........................   250,000      210,829
    Alpha Networks, Inc................................. 2,014,386      956,468
#   Altek Corp.......................................... 1,805,945    1,409,681
#   Ambassador Hotel (The).............................. 1,612,000    1,288,710
    AMPOC Far-East Co., Ltd.............................   320,444      203,695
#   AmTRAN Technology Co., Ltd.......................... 3,398,951    1,569,989
    Anpec Electronics Corp..............................   336,590      202,053
#   Apacer Technology, Inc.............................. 1,001,576      487,569
    APCB, Inc...........................................   732,000      262,387
#   Apex Biotechnology Corp.............................   654,483      832,140
#   Apex International Co., Ltd.........................   753,293      808,293
#   Apex Medical Corp...................................   462,500      522,778
#   Apex Science & Engineering.......................... 1,046,132      293,304
#   Arcadyan Technology Corp............................   921,718    1,046,111
    Ardentec Corp....................................... 2,744,820    1,790,959
#*  Arima Communications Corp........................... 1,189,719      241,361
#*  Asia Optical Co., Inc............................... 1,615,000    1,510,113
#   Asia Plastic Recycling Holding, Ltd.................   972,842      504,788
    Asia Polymer Corp................................... 1,826,458      991,203
    Asia Vital Components Co., Ltd...................... 2,146,058    1,815,391
#   ASMedia Technology, Inc.............................   153,000      963,290

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   ASPEED Technology, Inc..............................     91,599 $  924,056
#   ASROCK, Inc.........................................    141,000    166,049
    Aten International Co., Ltd.........................    604,479  1,239,083
    Audix Corp..........................................    626,600    605,739
#   Aurora Corp.........................................    688,499  1,092,982
    AV Tech Corp........................................    100,000     75,535
#   Avermedia Technologies..............................    767,446    230,910
#*  Avision, Inc........................................    437,000     95,738
#   AVY Precision Technology, Inc.......................    327,670    465,267
#   Awea Mechantronic Co., Ltd..........................    260,200    242,600
    Bank of Kaohsiung Co., Ltd..........................  2,659,771    690,623
    Basso Industry Corp.................................    586,900  1,144,613
#   BenQ Materials Corp.................................  1,172,000    669,197
    BES Engineering Corp................................ 10,018,750  1,864,554
    Bionet Corp.........................................    132,000    129,080
    Bionime Corp........................................     59,000     92,647
#*  Biostar Microtech International Corp................  1,025,975    216,711
#   Bioteque Corp.......................................    360,308  1,550,015
#   Bizlink Holding, Inc................................    517,529  2,505,240
#   Boardtek Electronics Corp...........................    783,000    646,801
    Bright Led Electronics Corp.........................    525,520    146,042
#   C Sun Manufacturing, Ltd............................    722,221    259,561
*   Cameo Communications, Inc...........................    393,818     62,736
    Capital Securities Corp............................. 13,084,142  3,424,959
#   Career Technology MFG. Co., Ltd.....................  2,145,000  1,406,102
*   Carnival Industrial Corp............................  1,419,000    214,093
    Cathay Chemical Works...............................     30,000     14,085
    Cathay Real Estate Development Co., Ltd.............  5,071,000  1,972,898
#   Celxpert Energy Corp................................     44,000     22,595
#   Central Reinsurance Co., Ltd........................    919,410    402,475
#   ChainQui Construction Development Co., Ltd..........    379,083    246,101
    Chaintech Technology Corp...........................    103,230     66,136
#*  Champion Building Materials Co., Ltd................  2,163,851    434,331
#   Champion Microelectronic Corp.......................    175,965    216,510
#   Chang Wah Electromaterials, Inc.....................    267,673    638,334
#   Channel Well Technology Co., Ltd....................    859,000    555,014
#   Charoen Pokphand Enterprise.........................  1,282,985    853,686
#   Chaun-Choung Technology Corp........................    456,000  2,020,943
    CHC Healthcare Group................................     24,000     40,523
#   CHC Resources Corp..................................    398,348    710,062
#   Chen Full International Co., Ltd....................    610,000    791,604
#   Chenbro Micom Co., Ltd..............................    357,000    421,727
    Cheng Loong Corp....................................  5,762,383  1,887,195
#   Cheng Uei Precision Industry Co., Ltd...............  3,050,331  3,908,583
#*  Chenming Mold Industry Corp.........................    470,437    237,420
#   Chia Chang Co., Ltd.................................    897,000    581,925
#   Chia Hsin Cement Corp...............................  1,788,121    484,451
    Chicony Power Technology Co., Ltd...................     42,000     47,010
    Chien Kuo Construction Co., Ltd.....................  1,568,312    400,381
#   Chilisin Electronics Corp...........................    559,315  1,084,062
#   Chime Ball Technology Co., Ltd......................    114,000    188,541
#   Chimei Materials Technology Corp....................  2,077,900  1,195,650
#   Chin-Poon Industrial Co., Ltd.......................  2,573,207  4,071,098

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    China Bills Finance Corp............................    802,000 $  275,237
#   China Chemical & Pharmaceutical Co., Ltd............  1,874,000  1,079,936
#   China Ecotek Corp...................................    200,000    324,668
#*  China Electric Manufacturing Corp...................  1,352,900    294,991
    China General Plastics Corp.........................  2,379,105  1,001,937
    China Glaze Co., Ltd................................    576,139    172,877
#*  China Man-Made Fiber Corp...........................  2,289,879    563,000
    China Metal Products................................  1,919,603  1,457,622
    China Motor Corp....................................    299,609    190,299
#*  China Petrochemical Development Corp................ 16,258,000  3,897,852
#   China Steel Chemical Corp...........................    503,554  1,632,722
#   China Steel Structure Co., Ltd......................    585,000    333,700
    China Synthetic Rubber Corp.........................  3,209,573  2,218,638
*   China United Trust & Investment Corp................    164,804         --
    China Wire & Cable Co., Ltd.........................    568,800    207,653
    Chinese Maritime Transport, Ltd.....................    722,850    441,140
    ChipMOS TECHNOLOGIES, Inc...........................     35,000     33,153
#   Chlitina Holding, Ltd...............................    165,000  1,626,505
#   Chong Hong Construction Co., Ltd....................  1,012,666  1,303,497
*   Chou Chin Industrial Co., Ltd.......................        825         --
#   Chroma ATE, Inc.....................................  1,847,821  3,668,819
#   Chun YU Works & Co., Ltd............................  1,382,000    575,405
#   Chun Yuan Steel.....................................  2,283,529    606,590
*   Chung Hung Steel Corp...............................  5,920,979    916,346
#   Chung Hwa Pulp Corp.................................  2,943,405    810,393
    Chung-Hsin Electric & Machinery Manufacturing Corp..  2,618,375  1,336,975
    Chunghwa Chemical Synthesis & Biotech Co., Ltd......    165,000    203,891
#*  Chunghwa Picture Tubes, Ltd......................... 14,410,000    321,372
    Chyang Sheng Dyeing & Finishing Co., Ltd............    297,000    143,963
#   Cleanaway Co., Ltd..................................    502,000  2,498,734
    Clevo Co............................................  3,054,200  2,900,954
*   CMC Magnetics Corp.................................. 15,197,566  1,489,285
#*  CoAsia Microelectronics Corp........................    703,500    404,209
    Coland Holdings, Ltd................................    211,000    331,527
#   Collins Co., Ltd....................................    562,431    189,693
    Compeq Manufacturing Co., Ltd.......................  6,824,000  3,928,871
#*  Concord Securities Co., Ltd.........................  3,059,000    639,466
#*  Continental Holdings Corp...........................  3,343,320    963,634
#   Coretronic Corp.....................................  3,985,750  3,132,377
    Cowealth Medical Holding Co., Ltd...................     50,000     79,456
#   Coxon Precise Industrial Co., Ltd...................    820,000  1,112,023
#   Creative Sensor, Inc................................    134,000     86,140
#   Crystalwise Technology, Inc.........................    764,302    240,594
#   CSBC Corp. Taiwan...................................  3,097,610  1,385,703
    CTCI Corp...........................................     62,000     68,722
#   Cub Elecparts, Inc..................................    215,750  2,480,575
#   CviLux Corp.........................................    517,039    349,322
    Cyberlink Corp......................................    498,697  1,022,640
#   CyberPower Systems, Inc.............................    264,000    923,961
    CyberTAN Technology, Inc............................  1,387,779    890,029
#*  D-Link Corp.........................................  5,120,668  1,599,409
#   DA CIN Construction Co., Ltd........................  1,040,711    450,216

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Da-Li Development Co., Ltd..........................  1,012,592 $  584,409
    Dafeng TV, Ltd......................................    413,540    623,434
#*  Danen Technology Corp...............................  2,682,000    780,738
#   Darfon Electronics Corp.............................  1,833,550    955,788
    Darwin Precisions Corp..............................  2,422,635    621,306
#   Davicom Semiconductor, Inc..........................     52,888     38,578
#   De Licacy Industrial Co., Ltd.......................    727,229    722,701
#*  Delpha Construction Co., Ltd........................    991,931    483,009
#   Depo Auto Parts Ind Co., Ltd........................    685,000  2,346,630
*   Der Pao Construction Co., Ltd.......................    476,000         --
#   DFI, Inc............................................    514,524    675,993
#   Dimerco Express Corp................................    645,000    304,228
#   Dynacolor, Inc......................................    316,000    498,274
*   Dynamic Electronics Co., Ltd........................  1,908,321    526,685
#   Dynapack International Technology Corp..............    971,000  1,351,386
#*  E Ink Holdings, Inc.................................  6,087,000  2,641,323
#   E-Lead Electronic Co., Ltd..........................    507,942    553,615
#   E-Life Mall Corp....................................    469,000    776,803
#*  E-Ton Solar Tech Co., Ltd...........................  2,396,209    817,630
*   Eastern Media International Corp....................  2,757,889    537,268
#   Edimax Technology Co., Ltd..........................  1,297,108    493,872
#   Edison Opto Corp....................................    871,000    411,026
#   Edom Technology Co., Ltd............................  1,029,062    545,177
#   eGalax_eMPIA Technology, Inc........................    333,369    512,004
#   Elan Microelectronics Corp..........................  2,597,715  3,316,602
#   Elite Advanced Laser Corp...........................    544,600  2,086,886
    Elite Material Co., Ltd.............................  1,873,350  3,257,762
#   Elite Semiconductor Memory Technology, Inc..........  1,732,200  1,448,376
    Elitegroup Computer Systems Co., Ltd................  2,281,254  1,352,454
#   eMemory Technology, Inc.............................    429,000  4,996,520
*   Emerging Display Technologies Corp..................    646,000    178,042
#   ENG Electric Co., Ltd...............................  1,116,794    586,089
#   Ennoconn Corp.......................................     18,000    192,433
#   EnTie Commercial Bank Co., Ltd......................  2,226,603    948,699
*   Entire Technology Co., Ltd..........................    573,000    451,330
*   Episil Holdings, Inc................................    647,000    154,355
#   Epistar Corp........................................  1,639,000  1,394,669
    Eslite Spectrum Corp. (The).........................     20,000    123,108
#   Eson Precision Ind. Co., Ltd........................    293,000    243,777
#   Eternal Materials Co., Ltd..........................  3,699,647  3,599,181
#   Etron Technology, Inc...............................  1,607,000    619,329
#   Everest Textile Co., Ltd............................  2,598,562  1,153,056
    Evergreen International Storage & Transport Corp....  3,658,000  1,429,407
#   Everlight Chemical Industrial Corp..................  3,209,720  1,981,609
#   Everlight Electronics Co., Ltd......................  2,958,000  4,949,509
#*  Everspring Industry Co., Ltd........................    168,000     96,879
    Excelsior Medical Co., Ltd..........................    623,217    940,624
#   Far Eastern Department Stores, Ltd..................  5,475,000  2,751,429
    Far Eastern International Bank...................... 13,503,845  3,768,853
#   Faraday Technology Corp.............................  1,470,788  1,969,826
#*  Farglory F T Z Investment Holding Co., Ltd..........    485,000    212,004
#   Farglory Land Development Co., Ltd..................  1,604,000  1,572,208
    Federal Corp........................................  3,166,489  1,421,144

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
#   Feedback Technology Corp............................   235,000 $  416,952
    Feng Hsin Steel Co., Ltd............................ 2,776,100  3,115,416
    Fine Blanking & Tool Co., Ltd.......................    13,000     17,054
    First Copper Technology Co., Ltd....................   791,000    150,033
#   First Hotel.........................................   911,350    512,540
    First Insurance Co, Ltd. (The)...................... 1,157,179    379,261
#   First Steamship Co., Ltd............................ 2,597,218    675,723
#   FLEXium Interconnect, Inc........................... 1,628,270  3,923,653
#   Flytech Technology Co., Ltd.........................   709,309  2,155,188
#   FocalTech Systems Co., Ltd.......................... 1,323,048  1,128,797
    Formosa Advanced Technologies Co., Ltd.............. 1,096,000    634,202
#   Formosa International Hotels Corp...................   265,329  1,723,836
    Formosa Laboratories, Inc...........................   476,000  1,006,018
#   Formosa Oilseed Processing Co., Ltd.................   708,567    547,217
#   Formosa Optical Technology Co., Ltd.................   145,000    349,931
#   Formosan Rubber Group, Inc.......................... 3,013,000  1,541,115
    Formosan Union Chemical............................. 1,285,218    566,458
#   Fortune Electric Co., Ltd...........................   699,078    322,902
#   Founding Construction & Development Co., Ltd........ 1,084,546    549,414
    Foxlink Image Technology Co., Ltd...................   669,000    320,432
#   Froch Enterprise Co., Ltd........................... 1,216,189    333,329
    FSP Technology, Inc................................. 1,054,427    669,190
#   Fulgent Sun International Holding Co., Ltd..........   376,000    593,590
#   Fullerton Technology Co., Ltd.......................   399,600    271,533
#   Fulltech Fiber Glass Corp........................... 2,124,083    632,983
#   Fwusow Industry Co., Ltd............................   823,751    330,264
#   G Shank Enterprise Co., Ltd.........................   773,281    511,590
#*  G Tech Optoelectronics Corp......................... 1,325,000    455,086
    Gallant Precision Machining Co., Ltd................   839,000    367,567
#   Gamania Digital Entertainment Co., Ltd..............   669,000    785,977
#   Gemtek Technology Corp.............................. 2,308,219  1,343,762
#   General Plastic Industrial Co., Ltd.................   199,553    201,671
#*  Genesis Photonics, Inc.............................. 2,540,990    617,026
#*  Genius Electronic Optical Co., Ltd..................   485,427    789,217
*   Genmont Biotech, Inc................................    48,000     33,534
#   GeoVision, Inc......................................   394,986    848,392
    Getac Technology Corp............................... 2,800,360  1,700,110
#*  Giantplus Technology Co., Ltd....................... 1,585,900    926,238
    Giga Solution Tech Co., Ltd.........................   159,446     90,723
#   Gigabyte Technology Co., Ltd........................ 3,879,800  4,017,514
#   Gigasolar Materials Corp............................    71,880  1,458,177
#*  Gigastorage Corp.................................... 2,094,561  2,040,307
#*  Gintech Energy Corp................................. 3,308,297  3,212,028
#*  Global Brands Manufacture, Ltd...................... 1,991,359    398,473
    Global Lighting Technologies, Inc...................   548,000  1,073,012
    Global Mixed Mode Technology, Inc...................   519,000    906,328
#   Global Unichip Corp.................................   610,000  1,189,677
    Globalwafers Co., Ltd...............................   106,048    233,101
    Globe Union Industrial Corp......................... 1,470,914    626,555
    Gloria Material Technology Corp..................... 3,374,565  1,716,544
#   Glory Science Co., Ltd..............................   330,296    486,915
*   Glotech Industrial Corp.............................   405,000     38,162
#*  Gold Circuit Electronics, Ltd....................... 2,805,227    763,400

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    Goldsun Building Materials Co., Ltd.................  8,895,722 $2,052,622
#   Good Will Instrument Co., Ltd.......................    226,542    117,192
#   Gourmet Master Co., Ltd.............................    406,000  2,711,993
#   Grand Ocean Retail Group, Ltd.......................     85,000     60,020
#   Grand Pacific Petrochemical.........................  7,220,000  3,356,585
#   Grand Plastic Technology Corp.......................     81,000    568,349
#   Grape King Bio, Ltd.................................    680,000  3,730,818
    Great China Metal Industry..........................  1,001,000    832,235
#   Great Taipei Gas Co., Ltd...........................  1,640,000  1,092,690
#   Great Wall Enterprise Co., Ltd......................  3,741,774  2,253,090
#   Greatek Electronics, Inc............................  1,052,000  1,087,949
#*  Green Energy Technology, Inc........................  2,304,457  1,524,698
#   Green Seal Holding, Ltd.............................    174,000    583,417
#*  GTM Holdings Corp...................................    681,000    235,229
#   Hakers Enterprise Co., Ltd..........................    117,200    267,522
#   Hannstar Board Corp.................................  2,209,049    658,124
#*  HannStar Display Corp............................... 21,641,506  2,736,918
*   HannsTouch Solution, Inc............................  3,945,805  1,041,000
    Hanpin Electron Co., Ltd............................     79,000     64,906
#   Harvatek Corp.......................................    941,949    357,192
#   Hey Song Corp.......................................  2,013,750  2,012,485
#   Hi-Clearance, Inc...................................    185,000    543,289
#   Hiroca Holdings, Ltd................................    370,448  1,393,631
    HiTi Digital, Inc...................................  1,013,935    371,159
#   Hitron Technology, Inc..............................  1,757,213  1,126,156
    Hiyes International Co., Ltd........................      5,043      4,047
#*  Ho Tung Chemical Corp...............................  5,574,400  1,155,668
#   Hocheng Corp........................................  2,223,700    538,373
    Hold-Key Electric Wire & Cable Co., Ltd.............    205,908     48,551
#   Holiday Entertainment Co., Ltd......................    415,800    657,089
#   Holtek Semiconductor, Inc...........................  1,176,000  1,744,078
    Holy Stone Enterprise Co., Ltd......................  1,290,728  1,258,796
    Hong TAI Electric Industrial........................    979,000    238,728
#   Hong YI Fiber Industry Co...........................    341,652    229,395
#   Horizon Securities Co., Ltd.........................  2,760,000    528,428
#   Hota Industrial Manufacturing Co., Ltd..............  1,257,128  5,283,926
#   Hsin Kuang Steel Co., Ltd...........................  1,458,443    537,603
#   Hsin Yung Chien Co., Ltd............................    246,100    545,559
    Hsing TA Cement Co..................................    540,900    158,251
#   Hu Lane Associate, Inc..............................    470,866  1,938,509
*   HUA ENG Wire & Cable................................  2,359,565    464,845
#   Huaku Development Co., Ltd..........................  1,759,816  2,803,566
    Huang Hsiang Construction Corp......................    754,800    459,109
#   Hung Ching Development & Construction Co., Ltd......    730,000    332,550
    Hung Poo Real Estate Development Corp...............  1,829,185  1,123,896
    Hung Sheng Construction, Ltd........................  3,143,400  1,321,315
#   Huxen Corp..........................................    315,244    416,222
#   Hwa Fong Rubber Co., Ltd............................  1,629,010    569,633
#*  Hwacom Systems, Inc.................................    442,000    134,773
    I-Chiun Precision Industry Co., Ltd.................    846,313    237,595
#   I-Sheng Electric Wire & Cable Co., Ltd..............    664,000    672,987
#   Ibase Technology, Inc...............................    730,470  1,136,077
#   Ichia Technologies, Inc.............................  2,319,000  1,085,598

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
#   Ideal Bike Corp.....................................   862,263 $  373,495
#   IEI Integration Corp................................   298,209    358,179
#   ILI Technology Corp.................................   563,383    834,737
    Infortrend Technology, Inc.......................... 1,176,163    613,512
#   Inpaq Technology Co., Ltd...........................   546,000    334,423
#   Intai Technology Corp...............................   105,000    386,384
    International Games System Co., Ltd.................    32,000    146,874
#   Iron Force Industrial Co., Ltd......................   210,393  1,102,516
#   ITE Technology, Inc.................................   890,095    731,200
    ITEQ Corp........................................... 1,673,614  1,191,381
*   J Touch Corp........................................   221,000     25,638
#   Jentech Precision Industrial Co., Ltd...............   447,868    551,291
#   Jess-Link Products Co., Ltd.........................   970,900    803,467
#   Jih Sun Financial Holdings Co., Ltd................. 8,093,472  1,656,637
#   Johnson Health Tech Co., Ltd........................   588,257    885,708
    K Laser Technology, Inc.............................   712,000    273,099
    Kang Na Hsiung Enterprise Co., Ltd..................   333,020    115,578
*   Kao Hsing Chang Iron & Steel........................   343,600     87,101
#   Kaori Heat Treatment Co., Ltd.......................   549,197    745,443
#   Kaulin Manufacturing Co., Ltd.......................   875,330    416,646
#   KD Holding Corp.....................................   136,000    648,244
#   KEE TAI Properties Co., Ltd......................... 2,564,473  1,086,289
    Kenmec Mechanical Engineering Co., Ltd.............. 1,199,000    442,962
#   Kerry TJ Logistics Co., Ltd......................... 1,696,000  1,886,202
#   Kindom Construction Corp............................ 2,544,000  1,072,552
#   King Yuan Electronics Co., Ltd...................... 8,446,979  5,629,712
#   King's Town Bank Co., Ltd........................... 3,564,701  2,255,876
    King's Town Construction Co., Ltd...................   962,074    531,697
    Kinik Co............................................   771,000  1,160,191
#*  Kinko Optical Co., Ltd..............................   964,000    434,798
#*  Kinpo Electronics................................... 9,185,157  2,737,379
    Kinsus Interconnect Technology Corp.................   268,000    563,336
#   KMC Kuei Meng International, Inc....................   273,146  1,004,623
#   KS Terminals, Inc...................................   803,482    854,941
#   Kung Long Batteries Industrial Co., Ltd.............   363,000  1,494,537
#*  Kung Sing Engineering Corp.......................... 2,004,000    654,624
#   Kuo Toong International Co., Ltd.................... 1,263,344  1,104,898
#   Kuoyang Construction Co., Ltd....................... 3,023,384    954,263
#   Kwong Fong Industries Corp.......................... 1,256,184    651,497
#   Kwong Lung Enterprise Co., Ltd......................    75,000    122,336
#   KYE Systems Corp.................................... 1,806,672    526,491
#   L&K Engineering Co., Ltd............................   623,048    350,476
#   LAN FA Textile...................................... 1,708,933    538,564
#   Lanner Electronics, Inc.............................   457,006    546,756
    Laser Tek Taiwan Co., Ltd...........................    92,504     67,267
#*  LCY Chemical Corp................................... 1,926,383  1,770,557
    Leader Electronics, Inc.............................   828,000    205,088
#   Leadtrend Technology Corp...........................   120,086    100,664
    Lealea Enterprise Co., Ltd.......................... 4,798,892  1,284,203
#   Ledlink Optics, Inc.................................   210,250    277,751
#   Ledtech Electronics Corp............................   351,000    102,444
    LEE CHI Enterprises Co., Ltd........................ 1,115,000    377,866
    Lelon Electronics Corp..............................   389,300    360,570

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Leofoo Development Co., Ltd.........................  1,751,000 $  540,869
*   LES Enphants Co., Ltd...............................    727,754    338,371
#   Lextar Electronics Corp.............................  2,756,500  1,317,793
#*  Li Peng Enterprise Co., Ltd.........................  4,248,897  1,013,892
#   Lian HWA Food Corp..................................    432,883    381,877
    Lien Chang Electronic Enter.........................    476,000    202,990
    Lien Hwa Industrial Corp............................  3,864,503  2,178,815
#   Lingsen Precision Industries, Ltd...................  2,690,506    664,453
    Lite-On Semiconductor Corp..........................  1,591,539  1,108,719
    Long Bon International Co., Ltd.....................  2,208,945  1,207,687
    Long Chen Paper Co., Ltd............................  3,603,709  1,082,721
#   Longwell Co.........................................  1,032,000    932,443
#   Lotes Co., Ltd......................................    444,778  1,627,446
    Lucky Cement Corp...................................  1,606,000    461,113
#   Lumax International Corp., Ltd......................    591,769    754,792
#   Lung Yen Life Service Corp..........................    437,000    755,581
#   LuxNet Corp.........................................    432,482    978,357
#   Macauto Industrial Co., Ltd.........................    186,000    996,487
    Macroblock, Inc.....................................     83,000    102,450
#*  Macronix International.............................. 27,440,481  3,246,852
*   MacroWell OMG Digital Entertainment Co., Ltd........      1,000      1,830
#   Mag Layers Scientific-Technics Co., Ltd.............    237,303    262,691
#   Marketech International Corp........................    862,000    569,549
    Masterlink Securities Corp..........................  7,456,873  1,980,585
    Mayer Steel Pipe Corp...............................    916,567    347,607
    Maywufa Co., Ltd....................................     69,322     27,850
    Meiloon Industrial Co...............................    393,809    141,219
#   Mercuries & Associates Holding, Ltd.................  2,409,991  1,395,390
#   Mercuries Life Insurance Co., Ltd...................  5,167,009  2,700,552
#   Merry Electronics Co., Ltd..........................  1,176,477  1,987,997
#   Micro-Star International Co., Ltd...................  3,682,075  4,672,204
*   Microbio Co., Ltd...................................  1,775,607  1,331,516
*   Microelectronics Technology, Inc....................    278,019    103,366
#   Microlife Corp......................................    288,600    744,164
    Mildef Crete, Inc...................................    170,000    205,085
    MIN AIK Technology Co., Ltd.........................  1,164,316  1,750,667
#   Mirle Automation Corp...............................  1,090,959  1,086,437
#   Mitac Holdings Corp.................................  1,138,000    771,712
#   Mobiletron Electronics Co., Ltd.....................    395,000    500,420
*   Mosel Vitelic, Inc..................................  2,344,014    183,751
#*  Motech Industries, Inc..............................  2,619,000  3,196,934
#   MPI Corp............................................    445,000    786,002
#   Nak Sealing Technologies Corp.......................    367,954    902,761
#   Namchow Chemical Industrial Co., Ltd................  1,129,000  2,060,500
#*  Nan Kang Rubber Tire Co., Ltd.......................  3,331,952  2,731,818
#   Nan Liu Enterprise Co., Ltd.........................    216,000    974,924
    Nan Ren Lake Leisure Amusement Co., Ltd.............    855,000    208,434
#   Nan Ya Printed Circuit Board Corp...................  1,663,000  1,645,787
#   Nantex Industry Co., Ltd............................  1,542,585  1,119,797
#   National Petroleum Co., Ltd.........................    207,824    223,612
#   Neo Solar Power Corp................................  5,398,529  3,546,916
#   Netronix, Inc.......................................    468,000    737,546
    New Asia Construction & Development Corp............    338,835     63,224

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   New Era Electronics Co., Ltd........................    312,000 $  212,176
#*  Newmax Technology Co., Ltd..........................    366,009    160,627
#   Nexcom International Co., Ltd.......................    677,094    568,593
    Nichidenbo Corp.....................................    927,801    606,993
    Nien Hsing Textile Co., Ltd.........................  1,601,436  1,037,189
#   Nishoku Technology, Inc.............................    143,000    176,631
#   Nuvoton Technology Corp.............................    361,000    332,562
*   O-TA Precision Industry Co., Ltd....................     42,000     23,798
#*  Ocean Plastics Co., Ltd.............................    830,200    610,889
#   OptoTech Corp.......................................  3,890,886  1,170,296
    Orient Europharma Co., Ltd..........................     35,000     54,871
#*  Orient Semiconductor Electronics, Ltd...............  4,075,000  1,360,867
#   Oriental Union Chemical Corp........................  3,219,267  1,877,923
*   P-Two Industries, Inc...............................     49,000     28,422
    Pacific Construction Co.............................  1,868,921    831,846
#   Pacific Hospital Supply Co., Ltd....................    396,000    992,677
#   Paiho Shih Holdings Corp............................    494,000    481,743
    Pan Jit International, Inc..........................  2,523,541  1,018,257
#   Pan-International Industrial Corp...................  2,962,747  1,078,799
#   Parade Technologies, Ltd............................    421,401  3,355,683
#   Paragon Technologies Co., Ltd.......................    482,246    389,346
#   PChome Online, Inc..................................    407,256  3,693,727
    Phihong Technology Co., Ltd.........................  1,483,901    513,540
#   Phoenix Tours International, Inc....................    303,450    330,043
#*  Phytohealth Corp....................................     40,000     33,381
#   Pixart Imaging, Inc.................................    593,150  1,341,715
    Plotech Co., Ltd....................................    115,000     28,635
#   Polytronics Technology Corp.........................    330,027    613,324
#   Portwell, Inc.......................................    617,000    783,765
#   Posiflex Technology, Inc............................    294,327  1,400,417
*   Potrans Electrical Corp.............................    228,000         --
#   Power Mate Technology Co., Ltd......................    255,000    444,820
#   Power Quotient International Co., Ltd...............    970,600    304,547
    Powertech Industrial Co., Ltd.......................    317,000    119,263
#   Poya International Co., Ltd.........................    310,135  2,856,066
#   President Securities Corp...........................  5,389,488  2,041,801
    Primax Electronics, Ltd.............................    268,000    309,800
*   Prime Electronics Satellitics, Inc..................    667,822    148,400
    Prince Housing & Development Corp...................  8,384,644  2,328,686
#*  Princeton Technology Corp...........................  1,099,000    215,017
*   Prodisc Technology, Inc.............................  1,707,199         --
#   Promate Electronic Co., Ltd.........................  1,060,000    954,595
#   Promise Technology, Inc.............................  1,012,286    645,925
*   Protop Technology Co., Ltd..........................    192,000         --
#   Qisda Corp.......................................... 12,154,900  3,683,426
#   Qualipoly Chemical Corp.(6422318)...................    484,000    465,902
    Qualipoly Chemical Corp.()..........................     30,714      1,750
#   Quanta Storage, Inc.................................    543,000    371,400
*   Quintain Steel Co., Ltd.............................  1,138,000    232,260
#   Radium Life Tech Co., Ltd...........................  4,858,100  1,496,017
#   Ralec Electronic Corp...............................    291,209    426,920
    Realtek Semiconductor Corp..........................    125,000    311,007
#   Rechi Precision Co., Ltd............................  1,851,181  1,348,696

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#*  Rexon Industrial Corp., Ltd.........................     94,392 $   28,796
#   Rich Development Co., Ltd...........................  4,372,036  1,149,370
    Richtek Technology Corp.............................    381,485  2,206,671
#*  Ritek Corp.......................................... 19,067,387  1,534,908
#   Rotam Global Agrosciences, Ltd......................    607,268    531,840
    Ruentex Engineering & Construction Co...............    226,000    261,742
#   Run Long Construction Co., Ltd......................    731,292    548,253
*   Sainfoin Technology Corp............................    131,260         --
    Sampo Corp..........................................  3,494,327  1,216,743
#   San Fang Chemical Industry Co., Ltd.................  1,206,454  1,313,018
*   San Far Property, Ltd...............................     74,000     25,719
#   San Shing Fastech Corp..............................    647,875  1,244,474
#*  Sanyang Motor Co., Ltd..............................  2,817,628  1,795,707
#   SCI Pharmtech, Inc..................................    353,395    789,620
#   Scientech Corp......................................    287,000    591,345
#   SDI Corp............................................    816,000    628,440
#   Sea Sonic Electronics Co., Ltd......................    143,000    130,553
    Senao International Co., Ltd........................    522,541    626,157
    Senao Networks, Inc.................................     46,000    329,469
#   Sercomm Corp........................................  1,593,000  3,903,077
#   Sesoda Corp.........................................  1,078,163  1,010,211
    Shan-Loong Transportation Co., Ltd..................     29,000     19,898
#   Sheng Yu Steel Co., Ltd.............................    639,980    325,174
    ShenMao Technology, Inc.............................    542,891    407,665
    Shih Her Technologies, Inc..........................    284,000    290,511
    Shih Wei Navigation Co., Ltd........................  1,537,384    526,454
#   Shihlin Electric & Engineering Corp.................  1,700,000  2,022,124
#*  Shihlin Paper Corp..................................    130,000    112,465
    Shin Hai Gas Corp...................................      1,203      1,432
    Shin Zu Shing Co., Ltd..............................  1,098,144  4,103,129
#   Shinih Enterprise Co., Ltd..........................    128,000     82,245
#*  Shining Building Business Co., Ltd..................  2,417,041    685,068
    Shinkong Insurance Co., Ltd.........................  1,313,131    880,350
#   Shinkong Synthetic Fibers Corp...................... 10,044,395  2,609,259
    Shinkong Textile Co., Ltd...........................    964,542  1,018,165
#   Shiny Chemical Industrial Co., Ltd..................    334,031    393,692
#*  Shuttle, Inc........................................  2,485,152    587,281
    Sigurd Microelectronics Corp........................  2,448,974  1,550,978
#   Silergy Corp........................................    118,000  1,501,415
#*  Silicon Integrated Systems Corp.....................  1,490,820    305,949
    Silicon Power Computer & Communications, Inc........    270,000    116,901
#   Silitech Technology Corp............................    836,774    446,656
#   Sinbon Electronics Co., Ltd.........................  1,396,923  2,596,211
    Sincere Navigation Corp.............................  2,186,786  1,282,823
*   Singatron Enterprise Co., Ltd.......................    299,000     70,982
    Sinher Technology, Inc..............................     86,000    103,969
    Sinkang Industries Co., Ltd.........................    116,521     28,135
#   Sinmag Equipment Corp...............................    235,436    635,873
#*  Sino-American Electronic Co., Ltd...................    176,750    427,953
#   Sino-American Silicon Products, Inc.................  3,975,000  5,089,828
    Sinon Corp..........................................  2,577,510    984,579
    Sinphar Pharmaceutical Co., Ltd.....................    808,595    672,182
#   Sinyi Realty, Inc...................................  1,427,608  1,115,894

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Sirtec International Co., Ltd.......................    920,000 $  963,884
    Sitronix Technology Corp............................    746,879  2,217,498
#   Siward Crystal Technology Co., Ltd..................  1,106,000    635,247
#   Soft-World International Corp.......................    467,000    979,205
#   Solar Applied Materials Technology Co...............  2,371,581  1,294,322
#   Solartech Energy Corp...............................  2,517,616  1,415,824
    Solomon Technology Corp.............................    134,159     64,658
*   Solytech Enterprise Corp............................    974,000    130,152
#   Sonix Technology Co., Ltd...........................  1,098,000  1,175,639
#   Southeast Cement Co., Ltd...........................  1,053,700    437,925
#   Spirox Corp.........................................     66,000     35,989
#   Sporton International, Inc..........................    444,945  2,678,495
#   St Shine Optical Co., Ltd...........................    317,000  6,155,345
    Standard Chemical & Pharmaceutical Co., Ltd.........    742,571    770,992
    Stark Technology, Inc...............................    817,860    600,936
#   Sunonwealth Electric Machine Industry Co., Ltd......  1,076,487    647,995
#   Sunplus Technology Co., Ltd.........................  1,644,000    548,327
    Sunrex Technology Corp..............................  1,384,024    610,425
#   Sunspring Metal Corp................................    612,000    823,131
    Sunty Development Co., Ltd..........................     42,000     12,891
*   Super Dragon Technology Co., Ltd....................     73,382     25,895
#   Supreme Electronics Co., Ltd........................  2,059,399    832,722
#   Swancor Ind Co., Ltd................................    428,206  2,049,650
    Sweeten Construction Co., Ltd.......................    612,357    284,303
#   Syncmold Enterprise Corp............................    988,000  1,371,192
#   Sysage Technology Co., Ltd..........................    508,080    385,040
#   Systex Corp.........................................    280,388    433,045
#   T-Mac Techvest PCB Co., Ltd.........................    380,000    118,273
#   TA Chen Stainless Pipe..............................  4,370,995  1,892,161
*   Ta Chong Bank, Ltd.................................. 12,500,490  4,837,484
#   Ta Chong Securities Co., Ltd........................  1,478,000    397,378
*   Ta Ya Electric Wire & Cable.........................  3,252,306    423,383
#   Ta Yih Industrial Co., Ltd..........................    194,000    469,831
#   TA-I Technology Co., Ltd............................  1,199,009    532,197
    Tah Hsin Industrial Corp............................    426,600    289,457
    TAI Roun Products Co., Ltd..........................    201,000     63,403
#   Tai Tung Communication Co., Ltd.....................    232,197    146,649
    Taichung Commercial Bank Co., Ltd................... 12,999,940  3,591,588
#   TaiDoc Technology Corp..............................    249,000    710,250
#   Taiflex Scientific Co., Ltd.........................  1,317,000  1,438,001
#   Taimide Tech, Inc...................................    545,000    411,592
#   Tainan Enterprises Co., Ltd.........................    872,370    993,407
#   Tainan Spinning Co., Ltd............................  7,101,044  2,901,392
#   Tainergy Tech Co., Ltd..............................  1,119,000    701,878
#*  Taisun Enterprise Co., Ltd..........................  1,877,428    667,043
#*  Taita Chemical Co., Ltd.............................    900,951    201,378
#   Taiwan Acceptance Corp..............................    616,480  1,275,595
#   Taiwan Chinsan Electronic Industrial Co., Ltd.......    553,000    677,774
#   Taiwan Cogeneration Corp............................  2,076,566  1,442,796
    Taiwan Fire & Marine Insurance Co., Ltd.............  1,242,338    781,757
*   Taiwan Flourescent Lamp Co., Ltd....................    176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd.................    930,000  1,258,011
#   Taiwan Hon Chuan Enterprise Co., Ltd................  2,446,468  3,310,096

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CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.......  1,089,120 $  624,135
*   Taiwan Kolin Co., Ltd...............................  1,356,000         --
#   Taiwan Land Development Corp........................  6,058,377  1,881,942
#   Taiwan Line Tek Electronic..........................    384,543    191,695
#   Taiwan Mask Corp....................................    662,412    189,326
    Taiwan Navigation Co., Ltd..........................  1,143,777    429,721
#   Taiwan Paiho, Ltd...................................  1,685,287  4,215,506
#   Taiwan PCB Techvest Co., Ltd........................  1,684,238  1,588,943
#*  Taiwan Prosperity Chemical Corp.....................  1,009,000    465,986
#*  Taiwan Pulp & Paper Corp............................  2,253,980    719,243
    Taiwan Sakura Corp..................................  1,681,003    918,358
    Taiwan Sanyo Electric Co., Ltd......................    381,400    272,341
#   Taiwan Secom Co., Ltd...............................    334,371    933,366
    Taiwan Semiconductor Co., Ltd.......................  1,658,000  1,630,349
    Taiwan Shin Kong Security Co., Ltd..................  1,584,710  1,831,154
#*  Taiwan Styrene Monomer..............................  3,643,209  1,862,730
    Taiwan Surface Mounting Technology Corp.............  1,924,388  1,608,975
#   Taiwan TEA Corp.....................................  5,181,897  2,126,896
#   Taiwan Union Technology Corp........................  1,548,000  1,135,697
    Taiyen Biotech Co., Ltd.............................    916,883    899,585
#*  Tatung Co., Ltd..................................... 16,593,015  2,594,745
    Te Chang Construction Co., Ltd......................    427,482    307,532
*   Tekcore Co., Ltd....................................    160,000     16,773
#   Ten Ren Tea Co., Ltd................................    164,980    177,389
#   Test Research, Inc..................................  1,046,821  1,437,830
#   Test Rite International Co., Ltd....................  1,993,495  1,191,569
#   Tex-Ray Industrial Co., Ltd.........................    803,000    383,192
#   Thinking Electronic Industrial Co., Ltd.............    524,204    800,332
#   Thye Ming Industrial Co., Ltd.......................  1,087,669    922,293
    Ton Yi Industrial Corp..............................  3,954,644  1,749,166
#   Tong Hsing Electronic Industries, Ltd...............  1,100,963  2,330,553
    Tong Yang Industry Co., Ltd.........................  2,594,741  3,604,675
#   Tong-Tai Machine & Tool Co., Ltd....................  1,655,892  1,176,884
    Topco Scientific Co., Ltd...........................    984,023  1,578,387
#   Topco Technologies Corp.............................    129,000    239,780
#   Topoint Technology Co., Ltd.........................  1,044,776    680,210
#   Toung Loong Textile Manufacturing...................    563,000  1,580,757
#   TPK Holding Co., Ltd................................    325,000    672,018
    Trade-Van Information Services Co...................    234,000    177,843
    Transasia Airways Corp..............................  2,047,227    451,832
    Tripod Technology Corp..............................  2,849,000  4,703,841
#   TrueLight Corp......................................    546,000  1,442,127
    Tsann Kuen Enterprise Co., Ltd......................    289,686    177,288
#   TSC Auto ID Technology Co., Ltd.....................    150,700  1,288,942
#   TSRC Corp...........................................  3,182,200  2,272,992
    Ttet Union Corp.....................................    277,000    617,439
    TTFB Co., Ltd.......................................     63,000    400,927
    TTY Biopharm Co., Ltd...............................    502,979  1,770,436
#   Tung Ho Steel Enterprise Corp.......................  5,243,000  2,656,712
    Tung Ho Textile Co., Ltd............................    288,000     54,679
#   Tung Thih Electronic Co., Ltd.......................    393,600  4,453,038
#   TURVO International Co., Ltd........................    333,112    731,556
#   TXC Corp............................................  2,104,053  2,220,065

                                      195

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   TYC Brother Industrial Co., Ltd.....................  1,482,980 $1,060,596
*   Tycoons Group Enterprise............................  2,402,182    268,870
#   Tyntek Corp.........................................  1,873,039    816,842
    U-Ming Marine Transport Corp........................    159,000    118,090
#   Ubright Optronics Corp..............................    235,500    151,992
#   Unimicron Technology Corp...........................  9,116,000  3,659,820
#   Union Bank Of Taiwan................................  6,366,149  1,764,036
#   Union Insurance Co., Ltd............................    467,660    202,971
#   Unitech Computer Co., Ltd...........................    612,804    286,673
    Unitech Printed Circuit Board Corp..................  3,827,370  1,336,361
    United Integrated Services Co., Ltd.................  1,476,439  1,911,297
#   United Orthopedic Corp..............................    363,323    756,136
    Unity Opto Technology Co., Ltd......................  1,915,500  1,072,352
#   Universal Cement Corp...............................  2,481,836  1,523,693
#   Universal Microwave Technology, Inc.................    193,000    368,579
#   Unizyx Holding Corp.................................  2,914,430  1,163,173
#   UPC Technology Corp.................................  4,735,447  1,246,041
#   USI Corp............................................  5,582,734  2,167,895
#   Usun Technology Co., Ltd............................    286,000    473,575
    Ve Wong Corp........................................    621,696    422,085
#   Victory New Materials, Ltd. Co......................     60,000    113,555
#   Viking Tech Corp....................................    594,815    428,385
    Visual Photonics Epitaxy Co., Ltd...................  1,627,696  2,500,336
#   Vivotek, Inc........................................    418,319  1,024,641
#*  Wafer Works Corp....................................  2,959,392  1,041,795
    Wah Hong Industrial Corp............................    182,021    100,782
#   Wah Lee Industrial Corp.............................  1,148,000  1,495,078
*   Walsin Lihwa Corp................................... 15,119,000  3,249,109
    Walsin Technology Corp..............................  2,624,497  1,487,326
#   Walton Advanced Engineering, Inc....................  2,112,197    513,820
    WAN HWA Enterprise Co...............................    690,987    300,689
#   Waterland Financial Holdings Co., Ltd...............  5,411,912  1,178,050
*   Ways Technical Corp., Ltd...........................    352,000    127,771
#*  Wei Chuan Foods Corp................................  1,726,000    914,938
*   Wei Mon Industry Co., Ltd...........................  3,075,282     83,022
#   Weikeng Industrial Co., Ltd.........................  1,461,100    822,633
#   Well Shin Technology Co., Ltd.......................    529,000    773,909
*   Wha Yu Industrial Co., Ltd..........................    108,000     52,676
#   Win Semiconductors Corp.............................  3,390,443  5,403,205
*   Winbond Electronics Corp............................ 14,702,138  3,920,317
    Winstek Semiconductor Co., Ltd......................     52,000     27,569
    Wintek Corp.........................................  5,447,000     56,059
#   Wisdom Marine Lines Co., Ltd........................  1,711,402  1,833,574
#   Wistron NeWeb Corp..................................  1,634,437  4,165,392
    Wowprime Corp.......................................     16,000     67,014
#   WT Microelectronics Co., Ltd........................  2,897,051  3,014,020
#   WUS Printed Circuit Co., Ltd........................  2,158,000  1,702,411
#   X-Legend Entertainment Co., Ltd.....................    187,716    396,710
#   XAC Automation Corp.................................    527,000  1,099,056
#   XPEC Entertainment, Inc.............................     95,000    214,320
#   Xxentria Technology Materials Corp..................    776,207  2,012,482
#   Yageo Corp..........................................    543,028    857,170
*   Yang Ming Marine Transport Corp.....................  1,732,000    413,042

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    YC Co., Ltd........................................  2,453,823 $    873,322
#   YC INOX Co., Ltd...................................  2,316,171    1,326,818
#   YCC Parts Manufacturing Co., Ltd...................    204,000      340,362
    Yea Shin International Development Co., Ltd........  1,002,350      429,370
#   Yeong Guan Energy Technology Group Co., Ltd........    379,929    2,401,069
#   YFY, Inc...........................................  8,594,212    2,613,117
#   Yi Jinn Industrial Co., Ltd........................  1,618,094      563,792
#   Yieh Phui Enterprise Co., Ltd......................  6,930,668    1,517,090
#   Yonyu Plastics Co., Ltd............................    421,600      299,553
#*  Young Fast Optoelectronics Co., Ltd................    679,872      214,002
#   Young Optics, Inc..................................    371,111      379,524
#   Youngtek Electronics Corp..........................    732,666    1,029,245
    Yufo Electronics Co., Ltd..........................     78,400       45,073
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd....    442,869      955,730
#   Yungshin Construction & Development Co., Ltd.......    372,000      293,496
    YungShin Global Holding Corp.......................  1,196,015    1,695,739
#   Yungtay Engineering Co., Ltd.......................  2,429,000    3,167,075
#   Zeng Hsing Industrial Co., Ltd.....................    362,107    1,550,996
#   Zenitron Corp......................................  1,293,000      614,734
#   Zig Sheng Industrial Co., Ltd......................  3,101,732      847,946
#   Zinwell Corp.......................................  1,186,586    1,995,951
#   Zippy Technology Corp..............................    711,948      877,576
#   ZongTai Real Estate Development Co., Ltd...........  1,153,277      410,135
                                                                   ------------
TOTAL TAIWAN...........................................             717,051,732
                                                                   ------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL(B013KZ2).........................    110,000       32,016
    AAPICO Hitech PCL(B013L48).........................    964,380      280,684
    Advanced Information Technology PCL................    118,100       89,238
    AEON Thana Sinsap Thailand PCL(B01KHP2)............     49,000      127,531
    Aeon Thana Sinsap Thailand PCL(B01KHN0)............    142,500      370,881
*   AJ Plast PCL.......................................  1,384,388      224,710
    Amarin Printing & Publishing PCL...................     18,060        4,018
    Amata Corp. PCL....................................  3,755,110    1,292,601
    Ananda Development PCL............................. 21,221,000    2,054,843
    AP Thailand PCL.................................... 11,041,816    1,715,024
*   Apex Development PCL...............................      3,536           --
    Asia Aviation PCL.................................. 10,246,500    1,634,508
    Asia Plus Group Holdings PCL....................... 10,388,500    1,000,110
    Asia Sermkij Leasing PCL...........................    342,500      189,785
    Asian Insulators PCL............................... 12,731,600      203,093
    Asian Phytoceuticals PCL...........................    681,400       30,702
    Bangchak Petroleum PCL (The).......................  2,353,400    1,926,452
    Bangkok Aviation Fuel Services PCL.................  1,907,446    1,574,747
    Bangkok Chain Hospital PCL......................... 11,868,537    2,740,235
*   Bangkok Expressway & Metro PCL..................... 25,765,330    3,857,679
    Bangkok Insurance PCL..............................    180,181    1,800,171
    Bangkok Land PCL................................... 67,073,870    2,684,269
*   Bangkok Rubber PCL.................................     14,600           --
    Beauty Community PCL............................... 12,677,900    1,844,961
    Cal-Comp Electronics Thailand PCL.................. 18,374,244    1,779,189
*   Central Paper Industry PCL.........................         20           --
    CH Karnchang PCL...................................    826,105      595,318

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    Charoong Thai Wire & Cable PCL......................    967,100 $  225,993
*   Christiani & Nielsen Thai...........................  2,930,600    254,246
    Chularat Hospital PCL............................... 31,741,700  2,149,721
    CK Power PCL........................................ 22,979,590  1,337,649
    COL PCL.............................................     74,900     76,509
*   Country Group Development PCL....................... 14,750,600    487,111
*   Country Group Holdings PCL..........................  6,911,600    299,811
    CS Loxinfo PCL......................................  1,380,600    233,754
    Demco PCL...........................................    579,100    115,877
    Dhipaya Insurance PCL...............................  1,030,400  1,074,159
    Diamond Building Products PCL.......................  2,546,400    287,902
    DSG International Thailand PCL......................  4,092,240    345,863
    Dynasty Ceramic PCL................................. 24,276,580  2,921,410
    E for L Aim PCL..................................... 11,187,300    169,066
    Eastern Water Resources Development and Management
      PCL...............................................  5,213,600  1,721,695
    Erawan Group PCL (The).............................. 13,191,870  1,425,051
*   Esso Thailand PCL................................... 13,306,100  1,809,771
*   G J Steel PCL.......................................  9,611,280     34,967
*   G Steel PCL.........................................  1,817,260     10,171
    GFPT PCL............................................  5,107,800  1,743,935
*   GMM Grammy PCL......................................     90,260     19,198
    Golden Land Property Development PCL................  7,293,400  1,194,050
    Grand Canal Land PCL................................  5,552,200    441,286
    Grande Asset Hotels & Property PCL..................  9,031,875    207,266
    Hana Microelectronics PCL...........................  3,442,496  2,938,393
    ICC International PCL...............................    204,600    219,015
    Ichitan Group PCL...................................    370,200    128,468
*   International Engineering PCL....................... 18,015,100     15,125
*   Italian-Thai Development PCL........................ 19,673,827  3,826,575
*   ITV PCL.............................................  2,785,600         --
*   JAS Asset PCL.......................................    141,425     14,011
    Jasmine International PCL........................... 23,683,800  2,067,962
    Jay Mart PCL........................................  1,414,325    304,773
    Jubilee Enterprise PCL..............................     73,600     36,870
    Kang Yong Electric PCL..............................     40,500    325,292
    Karmarts PCL........................................    534,900    113,769
    KCE Electronics PCL.................................  2,628,518  5,609,025
    KGI Securities Thailand PCL......................... 10,651,200  1,037,324
    Khon Kaen Sugar Industry PCL........................ 12,422,900  1,293,310
    Khonburi Sugar PCL..................................    101,800     17,521
    Kiatnakin Bank PCL..................................  3,407,000  3,790,058
    Krungthai Card PCL..................................    956,700  2,329,333
    Laguna Resorts & Hotels PCL.........................    197,000    129,560
    Lanna Resources PCL.................................  1,970,550    496,325
    LH Financial Group PCL.............................. 35,205,466  1,536,991
    Loxley PCL..........................................  8,012,476    605,434
    LPN Development PCL(B00PXK5)........................    411,500    169,287
    LPN Development PCL(B00Q643)........................  5,808,900  2,389,724
    Major Cineplex Group PCL............................  4,096,100  3,209,705
    Maybank Kim Eng Securities Thailand PCL.............    943,300    609,815
    MBK PCL.............................................  5,877,000  2,286,162
    MCOT PCL............................................  2,424,300    593,651
    Mega Lifesciences PCL...............................  1,280,100    569,610

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
*   Millcon Steel PCL...................................  7,480,500 $  242,843
    MK Real Estate Development PCL......................  1,885,900    226,947
    Modernform Group PCL................................  2,373,600    514,809
    Muang Thai Insurance PCL............................     61,288    254,706
    Muramoto Electron Thailand PCL......................     14,000    109,312
    Namyong Terminal PCL................................    452,800    183,743
    Nation Multimedia Group PCL......................... 14,789,200    567,025
    Noble Development PCL...............................    580,800    190,986
*   Nok Airlines PCL....................................    534,700    111,482
    Polyplex Thailand PCL...............................  3,145,200    567,734
*   Precious Shipping PCL...............................  6,554,500    902,488
    Premier Marketing PCL...............................  2,016,300    569,919
    President Rice Products PCL.........................      3,375      4,912
    Property Perfect PCL................................ 30,716,600    679,105
    PTG Energy PCL...................................... 10,811,000  4,205,496
    Quality Houses PCL.................................. 55,183,926  3,366,710
*   Raimon Land PCL..................................... 16,968,200    617,328
    Ratchthani Leasing PCL..............................  5,800,200    538,912
    Regional Container Lines PCL........................  2,727,300    404,525
    Rojana Industrial Park PCL..........................  6,572,011    938,005
    RS PCL..............................................  4,157,500  1,058,791
    Saha Pathana Inter-Holding PCL......................    680,300    456,929
    Saha-Union PCL......................................    743,600    775,179
*   Sahaviriya Steel Industries PCL..................... 87,225,900     97,643
    Samart Corp. PCL....................................  3,560,900  1,893,433
    Samart I-Mobile PCL................................. 14,993,100    482,532
    Samart Telcoms PCL..................................  2,141,200    958,769
    Sansiri PCL......................................... 66,314,410  2,802,344
    SC Asset Corp PCL................................... 14,922,615  1,211,099
    Siam Future Development PCL.........................  8,720,573  1,500,917
    Siam Global House PCL...............................  7,308,677  1,840,848
    Siamgas & Petrochemicals PCL........................  3,533,400  1,028,402
    Sino-Thai Engineering & Construction PCL............  7,410,200  4,479,404
    SNC Former PCL......................................    141,800     54,367
    Somboon Advance Technology PCL......................  1,872,637    801,829
    SPCG PCL............................................  3,044,900  1,738,360
    Sri Ayudhya Capital PCL.............................    233,100    228,322
    Sri Trang Agro-Industry PCL.........................  5,705,790  1,660,679
    Sriracha Construction PCL...........................  1,085,700    385,878
    Srithai Superware PCL............................... 12,952,900    775,742
    STP & I PCL.........................................  5,703,864  1,588,286
    Supalai PCL.........................................  7,191,133  3,662,733
    Susco PCL...........................................  1,295,200    103,667
*   SVI PCL............................................. 13,768,500  2,157,800
    Symphony Communication PCL..........................    254,100     61,156
    Syntec Construction PCL.............................  5,733,000    484,535
*   Tata Steel Thailand PCL............................. 21,859,400    311,993
    Thai Agro Energy PCL................................    378,870     34,354
*   Thai Airways International PCL(6888868).............  9,217,800  2,128,226
*   Thai Airways International PCL(6364971).............    141,400     32,647
    Thai Carbon Black PCL...............................    491,400    279,169
    Thai Central Chemical PCL...........................    263,500    186,200
    Thai Metal Trade PCL................................    465,800    114,715

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
*   Thai Reinsurance PCL...............................  2,559,600 $    193,407
    Thai Rung Union Car PCL............................    511,520       55,257
    Thai Stanley Electric PCL..........................    206,600    1,011,824
    Thai Steel Cable PCL...............................      3,400        1,218
    Thai Vegetable Oil PCL.............................  3,074,675    1,970,477
    Thai Wacoal PCL....................................     78,000      115,693
    Thai-German Ceramic Industry PCL...................  3,827,900      272,101
    Thaicom PCL........................................  4,040,300    3,024,642
    Thaire Life Assurance PCL..........................    317,300       87,023
    Thanachart Capital PCL.............................  3,794,400    4,008,636
    Thitikorn PCL......................................    521,000      144,348
    Thoresen Thai Agencies PCL.........................  7,567,454    1,630,711
    Ticon Industrial Connection PCL....................  7,544,084    2,449,069
*   TIPCO Foods PCL....................................    578,482      270,360
    Tisco Financial Group PCL(B3KFW10).................  1,031,000    1,219,051
    Tisco Financial Group PCL(B3KFW76).................  3,152,200    3,727,152
    TRC Construction PCL...............................  3,779,500      239,045
    TTCL PCL(BWY4Y10)..................................    496,800      214,111
    TTCL PCL(B5ML0D8)..................................  1,350,871      582,199
    TTW PCL............................................ 12,625,300    3,568,615
*   U City PCL......................................... 33,268,200       27,931
    Unique Engineering & Construction PCL..............  7,089,470    3,491,910
    Univanich Palm Oil PCL.............................    939,000      180,008
    Univentures PCL....................................  8,512,400    1,429,354
    Vanachai Group PCL.................................  8,159,159    3,333,764
    VGI Global Media PCL...............................  5,736,800      616,506
    Vibhavadi Medical Center PCL....................... 49,075,700    2,856,712
    Vinythai PCL.......................................  2,792,934      758,174
    Workpoint Entertainment PCL........................  1,848,540    1,991,710
                                                                   ------------
TOTAL THAILAND.........................................             173,347,257
                                                                   ------------
TURKEY -- (2.2%)
    Adana Cimento Sanayii TAS Class A..................    591,225    1,177,071
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............     14,110      274,978
#*  Afyon Cimento Sanayi TAS...........................  1,129,733    2,263,320
    Akcansa Cimento A.S................................    459,206    2,048,546
#*  Akenerji Elektrik Uretim A.S.......................  2,215,500      676,174
#   Akfen Holding A.S..................................    944,009    4,158,991
    Aksa Akrilik Kimya Sanayii A.S.....................    850,358    2,966,474
    Aksigorta A.S......................................  1,013,913      550,456
*   Aktas Elektrik Ticaret A.S.........................        370           --
#   Alarko Holding A.S.................................    859,342    1,058,727
    Albaraka Turk Katilim Bankasi A.S..................  4,135,482    2,016,095
    Alkim Alkali Kimya A.S.............................      6,300       29,295
    Anadolu Anonim Tuerk Sigorta Sirketi...............  2,062,662    1,131,573
*   Anadolu Cam Sanayii A.S............................  1,678,225      968,804
#   Anadolu Hayat Emeklilik A.S........................    888,760    1,657,421
*   Asya Katilim Bankasi A.S...........................  3,243,121      623,841
    Aygaz A.S..........................................    183,200      626,320
#   Bagfas Bandirma Gubre Fabrik A.S...................    550,504    2,456,936
    Baticim Bati Anadolu Cimento Sanayii A.S...........    405,476      889,967
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..  1,380,080    1,391,533

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
TURKEY -- (Continued)
#   Bizim Toptan Satis Magazalari A.S...................   272,864 $1,209,682
    Bolu Cimento Sanayii A.S............................   677,192  1,170,797
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......   532,369  1,129,530
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.........   112,779  3,200,359
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.....   849,108  2,107,851
    Bursa Cimento Fabrikasi A.S.........................   229,830    315,462
    Celebi Hava Servisi A.S.............................    83,802  1,011,859
    Cimsa Cimento Sanayi VE Ticaret A.S.................   711,295  3,470,402
#*  Deva Holding A.S....................................   356,487    476,872
#*  Dogan Sirketler Grubu Holding A.S................... 9,481,661  1,738,600
#   Dogus Otomotiv Servis ve Ticaret A.S................   800,521  2,955,876
#   Eczacibasi Yatirim Holding Ortakligi A.S............   283,047  1,172,958
#   EGE Endustri VE Ticaret A.S.........................    23,730  2,512,811
    EGE Seramik Sanayi ve Ticaret A.S...................   519,180    738,368
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S............................. 1,950,686  2,000,138
#*  Fenerbahce Futbol A.S...............................    84,211  1,197,238
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..    27,385    155,599
    Gentas Genel Metal Sanayi ve Ticaret A.S............     4,330      1,658
#*  Global Yatirim Holding A.S.......................... 2,054,653  1,137,997
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.....     8,540         --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.    80,356  2,075,370
#   Goodyear Lastikleri TAS.............................    82,592  2,082,795
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S....... 1,163,176    829,128
#   GSD Holding A.S..................................... 2,604,393    876,059
#   Gubre Fabrikalari TAS............................... 1,552,544  2,941,459
*   Hurriyet Gazetecilik ve Matbaacilik A.S.............   481,934     91,652
#*  Ihlas Holding A.S................................... 8,173,996    634,384
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.......................................   109,256    237,654
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S...............................................   678,189    255,586
    Is Finansal Kiralama A.S............................ 1,586,545    440,550
#   Is Yatirim Menkul Degerler A.S. Class A.............   220,148     77,586
#*  Izmir Demir Celik Sanayi A.S........................   855,717    580,863
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A........................................... 1,314,584    615,821
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B........................................... 1,205,759    664,312
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D........................................... 6,697,063  2,481,611
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.............. 3,159,595  1,535,102
#*  Kartonsan Karton Sanayi ve Ticaret A.S..............    16,942  1,626,332
#   Konya Cimento Sanayii A.S...........................    18,247  1,982,387
#   Koza Altin Isletmeleri A.S..........................   226,641    965,464
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.......   664,029    249,693
    Mardin Cimento Sanayii ve Ticaret A.S...............   369,885    445,859
#*  Metro Ticari ve Mali Yatirimlar Holding A.S......... 2,278,836    487,040
#*  Migros Ticaret A.S..................................   352,150  1,909,518
*   Mudurnu Tavukculuk A.S..............................     1,740         --
*   Nergis Holding A.S..................................     1,784         --
#*  NET Holding A.S..................................... 1,553,687  1,702,157
#*  Netas Telekomunikasyon A.S..........................   507,089  1,800,627
    Nuh Cimento Sanayi A.S..............................   358,145  1,229,673
#   Otokar Otomotiv Ve Savunma Sanayi A.S...............   164,791  5,370,959
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S...............................................   829,572    684,737
*   Parsan Makina Parcalari Sanayi AS...................   140,357    323,780
    Pinar Entegre Et ve Un Sanayi A.S...................   151,285    569,141
    Pinar SUT Mamulleri Sanayii A.S.....................   143,024    711,851

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
*   Raks Elektronik Sanayi ve Ticaret A.S............      2,730 $           --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S............................................    538,222        650,700
#*  Sekerbank TAS....................................  4,340,624      2,254,891
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.........  1,445,513      1,136,487
    Soda Sanayii A.S.................................  1,943,541      3,046,355
*   Tat Gida Sanayi A.S..............................    889,473      1,589,311
#   Tekfen Holding A.S...............................  1,641,790      2,145,782
#   Teknosa Ic Ve Dis Ticaret A.S....................    238,336        493,378
#   Trakya Cam Sanayii A.S...........................  3,075,307      1,754,303
#   Turcas Petrol A.S................................  1,394,197        685,550
    Turk Traktor ve Ziraat Makineleri A.S............     27,428        674,244
    Turkiye Sinai Kalkinma Bankasi A.S...............  8,020,548      3,997,987
#*  Vestel Elektronik Sanayi ve Ticaret A.S..........  1,006,303      1,767,004
#*  Zorlu Enerji Elektrik Uretim A.S.................  2,990,254      1,562,835
                                                                 --------------
TOTAL TURKEY.........................................               112,908,563
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,358,437,480
                                                                 --------------
PREFERRED STOCKS -- (0.9%)

BRAZIL -- (0.9%)
    Alpargatas SA....................................  1,837,574      3,353,339
    Banco ABC Brasil SA..............................    752,013      1,516,697
    Banco Daycoval SA................................    451,227        987,700
    Banco do Estado do Rio Grande do Sul SA Class B..  2,148,044      2,396,830
    Banco Pan SA.....................................  2,103,640        921,140
    Banco Pine SA....................................    296,003        268,292
    Banco Sofisa SA..................................     42,500         27,746
    Centrais Eletricas Brasileiras SA Class B........  1,357,128      3,419,843
    Centrais Eletricas Santa Catarina................     79,600        182,425
    Cia de Gas de Sao Paulo - COMGAS Class A.........    210,067      2,125,781
    Cia de Saneamento do Parana......................    225,201        148,484
    Cia de Transmissao de Energia Eletrica Paulista..    538,140      6,147,654
    Cia Energetica de Minas Gerais...................  1,689,529      2,502,702
    Cia Energetica de Sao Paulo Class B..............  1,623,700      5,373,014
    Cia Energetica do Ceara Class A..................    115,839        947,791
    Cia Ferro Ligas da Bahia - Ferbasa...............    440,849        680,396
    Cia Paranaense de Energia........................  1,009,600      5,584,004
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................    910,499      1,798,533
    Eucatex SA Industria e Comercio..................    160,378         95,292
    Gerdau SA........................................    670,000        606,009
*   Gol Linhas Aereas Inteligentes SA................    229,117         87,973
    Marcopolo SA.....................................  5,110,253      2,600,201
*   Oi SA............................................  2,635,900      1,090,634
    Parana Banco SA..................................     12,000         21,122
    Randon SA Implementos e Participacoes............  2,535,157      1,396,050
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................    276,095        285,301

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
BRAZIL -- (Continued)
    Usinas Siderurgicas de Minas Gerais SA Class A...... 4,498,871 $   961,451
                                                                   -----------
TOTAL BRAZIL............................................            45,526,404
                                                                   -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B........................   121,839     172,673
    Embotelladora Andina SA Class B.....................   523,108   1,471,372
                                                                   -----------
TOTAL CHILE.............................................             1,644,045
                                                                   -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA................................. 2,637,267   1,241,303
                                                                   -----------
TOTAL PREFERRED STOCKS..................................            48,411,752
                                                                   -----------
RIGHTS/WARRANTS -- (0.1%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/16.................    40,203      11,519
*   Minerva SA Rights 02/25/16..........................   751,302       1,878
                                                                   -----------
TOTAL BRAZIL............................................                13,397
                                                                   -----------
CHILE -- (0.0%)
*   Clinica Las Condes SA Rights 02/10/16...............         4          --
                                                                   -----------
CHINA -- (0.0%)
*   China Hongqiao Group, Ltd. Rights 02/05/16..........   217,280         503
*   Coolpad Group, Ltd. Rights 03/02/16................. 2,416,800      24,849
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16..........................................   241,292       3,101
                                                                   -----------
TOTAL CHINA.............................................                28,453
                                                                   -----------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 11/06/19    96,703       8,029
*   Eastern & Oriental Bhd Warrants 07/21/19............ 1,060,829      45,957
*   LBS Bina Group Bhd Warrants 10/04/20................   212,450      13,294
*   O.S.K. Holdings Bhd Warrants 07/22/20............... 1,367,243      90,491
*   Taliworks Corp Bhd Warrants 11/11/18................    46,550       3,585
*   VS Industry Bhd Warrants 01/06/19................... 1,632,332     163,037
                                                                   -----------
TOTAL MALAYSIA..........................................               324,393
                                                                   -----------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15.............................   846,548          --
                                                                   -----------
SOUTH KOREA -- (0.1%)
    Daekyung Machinery & Engineering Co., Ltd. Rights
      03/04/2016........................................    43,839      10,056
#*  Samsung Engineering Co., Ltd. Rights 02/12/16.......   587,431   2,224,486
                                                                   -----------
TOTAL SOUTH KOREA.......................................             2,234,542
                                                                   -----------
TAIWAN -- (0.0%)
*   Wafer Works Corp. Rights............................   185,362       1,668
                                                                   -----------
THAILAND -- (0.0%)
*   Grand Canal Land PCL Warrants 06/29/18..............   160,520       7,143
*   IEC REC (F) Rights 02/15/16......................... 2,251,888         504

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                    SHARES      VALUE++
                                                  ---------- --------------
THAILAND -- (Continued)
*    Jay Mart PCL Rights 10/30/15................    429,705 $           --
                                                             --------------
TOTAL THAILAND...................................                     7,647
                                                             --------------
TOTAL RIGHTS/WARRANTS............................                 2,610,100
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             4,409,459,332
                                                             --------------

                                                                VALUE+
                                                             --------------
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@ DFA Short Term Investment Fund.............. 58,723,203    679,427,463
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,818,680,010)^^........................            $5,088,886,795
                                                             ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Brazil.................. $  9,928,024 $  278,660,861   --    $  288,528,884
    Chile...................    1,665,329     66,255,999   --        67,921,328
    China...................    3,029,036    596,450,110   --       599,479,146
    Colombia................    7,363,358             --   --         7,363,358
    Greece..................           --     18,220,666   --        18,220,666
    Hong Kong...............           --        125,210   --           125,210
    Hungary.................           --         73,337   --            73,337
    India...................           --    644,673,588   --       644,673,588
    Indonesia...............    1,438,653    129,574,965   --       131,013,618
    Malaysia................      146,501    238,273,694   --       238,420,195
    Mexico..................  201,832,941          1,423   --       201,834,364
    Philippines.............           --     74,677,116   --        74,677,116
    Poland..................           --     92,532,471   --        92,532,471
    South Africa............   12,320,191    304,841,454   --       317,161,645
    South Korea.............       98,371    673,006,630   --       673,105,001
    Taiwan..................        5,797    717,045,935   --       717,051,732
    Thailand................  173,144,164        203,093   --       173,347,257
    Turkey..................           --    112,908,563   --       112,908,563
 Preferred Stocks
    Brazil..................           --     45,526,404   --        45,526,404
    Chile...................           --      1,644,045   --         1,644,045
    Colombia................    1,241,303             --   --         1,241,303
 Rights/Warrants
    Brazil..................           --         13,397   --            13,397
    Chile...................           --             --   --                --
    China...................           --         28,453   --            28,453
    Malaysia................           --        324,393   --           324,393
    Poland..................           --             --   --                --
    South Korea.............           --      2,234,542   --         2,234,542
    Taiwan..................           --          1,668   --             1,668
    Thailand................           --          7,647   --             7,647
 Securities Lending
   Collateral...............           --    679,427,463   --       679,427,463
 Futures Contracts**........      555,275             --   --           555,275
                             ------------ --------------   --    --------------
 TOTAL...................... $412,768,943 $4,676,673,127   --    $5,089,442,070
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (94.9%)

Consumer Discretionary -- (17.7%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    314,965
    A. H. Belo Corp. Class A............................    14,556       87,045
    Aaron's, Inc........................................     4,830      110,510
#   Arctic Cat, Inc.....................................     3,436       42,297
#*  Ascent Capital Group, Inc. Class A..................     8,564       97,544
#   Autoliv, Inc........................................     9,404      966,543
*   Ballantyne Strong, Inc..............................     9,030       40,093
*   Barnes & Noble Education, Inc.......................     7,710       84,964
    Barnes & Noble, Inc.................................    12,200      106,994
    Bassett Furniture Industries, Inc...................     2,900       86,739
    Beasley Broadcast Group, Inc. Class A...............     9,471       32,864
#*  Beazer Homes USA, Inc...............................     4,326       36,987
*   Belmond, Ltd. Class A...............................    75,198      636,175
#   Best Buy Co., Inc...................................   197,800    5,524,554
    Big 5 Sporting Goods Corp...........................     8,501      103,457
*   Biglari Holdings, Inc...............................         8        3,025
#*  BJ's Restaurants, Inc...............................    25,971    1,113,896
    Bob Evans Farms, Inc................................    52,387    2,144,724
*   Build-A-Bear Workshop, Inc..........................    25,874      338,432
#*  Cabela's, Inc.......................................    53,051    2,231,856
    Cable One, Inc......................................     5,780    2,485,342
    Caleres, Inc........................................    74,697    2,007,855
    Callaway Golf Co....................................    38,543      335,710
*   Cambium Learning Group, Inc.........................    37,733      169,799
    Canterbury Park Holding Corp........................     2,755       27,605
    Carnival Corp.......................................   489,649   23,566,806
#   Carriage Services, Inc..............................    20,916      464,126
*   Cavco Industries, Inc...............................     7,600      637,336
#   CBS Corp. Class A...................................    28,263    1,476,742
    CBS Corp. Class B...................................   201,625    9,577,187
#*  Christopher & Banks Corp............................    56,231       97,280
    Churchill Downs, Inc................................     7,682    1,061,191
    Citi Trends, Inc....................................     3,415       70,554
#   Columbia Sportswear Co..............................     8,634      476,424
    Comcast Corp. Class A............................... 4,535,216  252,656,883
#*  Conn's, Inc.........................................    25,450      313,544
#   Core-Mark Holding Co., Inc..........................    48,118    3,911,512
#   CSS Industries, Inc.................................    10,852      303,965
    CST Brands, Inc.....................................    50,181    1,944,012
    Culp, Inc...........................................    10,036      254,112
*   Delta Apparel, Inc..................................     7,532       90,761
    Destination Maternity Corp..........................       200        1,338
#   DeVry Education Group, Inc..........................     8,757      174,264
#   Dillard's, Inc. Class A.............................   120,300    8,470,323
*   Discovery Communications, Inc. Class B..............     3,762      107,198
#*  Discovery Communications, Inc. Class C..............     3,762      102,364
#*  Dixie Group, Inc. (The).............................    11,800       51,330
#*  Dorman Products, Inc................................    20,712      896,830
    Dover Motorsports, Inc..............................    15,098       33,518
    DR Horton, Inc......................................   208,125    5,725,519
*   DreamWorks Animation SKG, Inc. Class A..............    46,429    1,190,440

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
#   Educational Development Corp........................     1,679 $    17,680
*   Eldorado Resorts, Inc...............................    18,512     191,044
    Escalade, Inc.......................................       277       3,352
*   EVINE Live, Inc.....................................     3,998       4,878
#   EW Scripps Co. (The) Class A........................    81,265   1,542,410
#*  Federal-Mogul Holdings Corp.........................    36,417     173,709
    Flanigan's Enterprises, Inc.........................       865      18,208
    Flexsteel Industries, Inc...........................     2,068      90,206
    Foot Locker, Inc....................................    15,700   1,060,692
    Ford Motor Co....................................... 1,844,685  22,025,539
    Fred's, Inc. Class A................................    47,275     780,037
#*  FTD Cos., Inc.......................................    24,893     614,857
*   Fuel Systems Solutions, Inc.........................     3,398      13,286
*   G-III Apparel Group, Ltd............................    22,788   1,124,816
*   Gaiam, Inc. Class A.................................     4,388      21,501
#   GameStop Corp. Class A..............................   104,752   2,745,550
*   Gaming Partners International Corp..................       500       4,600
#   Gannett Co., Inc....................................    59,819     887,714
    General Motors Co...................................   802,642  23,790,309
*   Genesco, Inc........................................     7,056     466,684
    Graham Holdings Co. Class B.........................     5,780   2,801,508
*   Gray Television, Inc................................    46,874     616,393
    Group 1 Automotive, Inc.............................    57,936   3,108,266
    Harte-Hanks, Inc....................................    55,608     190,179
#   Haverty Furniture Cos., Inc.........................    33,479     634,427
*   Helen of Troy, Ltd..................................    64,389   5,754,445
#*  hhgregg, Inc........................................    36,388      66,226
    Hooker Furniture Corp...............................    14,814     425,310
#*  Hyatt Hotels Corp. Class A..........................    14,601     564,767
#*  Iconix Brand Group, Inc.............................    75,419     500,782
    International Speedway Corp. Class A................    24,844     848,174
*   J Alexander's Holdings, Inc.........................     2,666      25,140
#*  JAKKS Pacific, Inc..................................    13,103      97,617
*   Jarden Corp.........................................   243,112  12,897,092
#*  JC Penney Co., Inc..................................    85,215     618,661
    Johnson Outdoors, Inc. Class A......................    15,588     335,142
    Journal Media Group, Inc............................    25,411     305,440
#   KB Home.............................................    30,800     334,488
#   Kohl's Corp.........................................    14,353     714,062
#   La-Z-Boy, Inc.......................................    56,332   1,207,758
#*  Lakeland Industries, Inc............................    11,757     152,018
#*  Lands' End, Inc.....................................    21,056     458,600
#   Lennar Corp. Class A................................   224,100   9,445,815
    Lennar Corp. Class B................................     7,868     272,626
*   Liberty Broadband Corp. Class A.....................    24,095   1,146,922
*   Liberty Broadband Corp. Class B.....................     1,905     113,786
*   Liberty Broadband Corp. Class C.....................    67,601   3,177,247
#*  Liberty Interactive Corp. Class B...................    35,706     899,256
*   Liberty Interactive Corp., QVC Group Class A........   882,463  22,996,986
*   Liberty Media Corp. Class A.........................    96,383   3,529,545
#*  Liberty Media Corp. Class B.........................     7,622     286,320
*   Liberty Media Corp. Class C.........................   208,010   7,403,076
*   Liberty TripAdvisor Holdings, Inc. Class A..........    76,802   1,714,989

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class B..........   3,570 $    84,127
*   Liberty Ventures Series A........................... 202,261   7,954,925
#*  Liberty Ventures Series B...........................   8,645     340,829
    Lifetime Brands, Inc................................  16,431     196,843
    Lithia Motors, Inc. Class A.........................  34,933   2,674,820
#*  Live Nation Entertainment, Inc...................... 145,347   3,299,377
*   Loral Space & Communications, Inc...................   6,025     208,164
*   Luby's, Inc.........................................  32,226     139,216
*   M/I Homes, Inc......................................  37,930     679,706
*   Madison Square Garden Co. (The) Class A.............   9,852   1,517,996
    Marcus Corp. (The)..................................  18,899     357,947
#*  MarineMax, Inc......................................  29,164     493,163
    Marriott Vacations Worldwide Corp...................   2,531     125,006
#*  McClatchy Co. (The) Class A.........................  60,603      60,603
#*  Media General, Inc..................................  25,196     409,183
    Meredith Corp.......................................  32,676   1,382,522
*   Meritage Homes Corp.................................  28,156     929,430
#*  MGM Resorts International........................... 227,871   4,575,650
*   Modine Manufacturing Co.............................  14,650      94,053
*   Mohawk Industries, Inc..............................  98,740  16,431,323
*   Monarch Casino & Resort, Inc........................   1,103      22,832
#*  Motorcar Parts of America, Inc......................  13,074     449,353
    Movado Group, Inc...................................  36,900     948,330
*   MSG Networks, Inc. Class A..........................  29,558     516,969
*   Murphy USA, Inc.....................................  30,778   1,780,507
    NACCO Industries, Inc. Class A......................   6,832     325,135
#*  New York & Co., Inc.................................   6,926      15,237
    News Corp. Class A.................................. 402,247   5,217,144
#   News Corp. Class B..................................  99,903   1,333,705
*   Office Depot, Inc................................... 181,609     935,286
    Penske Automotive Group, Inc........................  43,845   1,375,418
*   Pep Boys-Manny, Moe & Jack (The)....................  60,161   1,112,377
*   Perry Ellis International, Inc......................  19,169     364,403
#   PulteGroup, Inc..................................... 143,221   2,400,384
    PVH Corp............................................  31,964   2,345,518
*   RCI Hospitality Holdings, Inc.......................  12,026      99,455
#*  Red Robin Gourmet Burgers, Inc......................  31,175   1,924,744
*   Regis Corp..........................................  49,623     741,368
    Rent-A-Center, Inc..................................  76,435   1,041,045
    Rocky Brands, Inc...................................   8,729      95,059
#   Royal Caribbean Cruises, Ltd........................ 322,500  26,432,100
#*  Ruby Tuesday, Inc...................................  17,500      95,375
    Saga Communications, Inc. Class A...................   8,693     364,324
    Salem Media Group, Inc..............................  10,922      42,487
#   Scholastic Corp.....................................  30,900   1,060,797
*   Sequential Brands Group, Inc........................      70         451
#   Service Corp. International......................... 274,069   6,629,729
#*  Shiloh Industries, Inc..............................  15,461      60,762
    Shoe Carnival, Inc..................................  33,450     775,706
*   Skechers U.S.A., Inc. Class A....................... 148,830   4,195,518
#   Spartan Motors, Inc.................................  16,820      48,778
#   Speedway Motorsports, Inc...........................  16,132     304,411
#   Stage Stores, Inc...................................  37,214     308,876

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Standard Motor Products, Inc........................    37,342 $  1,393,230
    Staples, Inc........................................   426,509    3,804,460
*   Starz Class B.......................................     7,622      216,693
*   Stoneridge, Inc.....................................    19,361      218,973
    Strattec Security Corp..............................     5,224      250,595
    Superior Industries International, Inc..............    23,275      428,493
    Superior Uniform Group, Inc.........................    17,956      320,155
*   Sypris Solutions, Inc...............................     8,460        8,207
#*  Systemax, Inc.......................................    11,197       95,175
    Tailored Brands, Inc................................    52,860      724,711
*   Tandy Leather Factory, Inc..........................     9,974       72,511
#   Target Corp.........................................     4,925      356,669
    TEGNA, Inc..........................................   119,639    2,872,532
    Time Warner Cable, Inc..............................   693,942  126,304,383
    Time Warner, Inc.................................... 1,534,860  108,115,538
    Time, Inc...........................................   191,857    2,877,855
#*  Toll Brothers, Inc..................................   203,299    5,615,118
*   Trans World Entertainment Corp......................     5,781       18,962
#*  Tuesday Morning Corp................................    60,500      336,985
#   Twenty-First Century Fox, Inc. Class A.............. 1,287,383   34,720,720
    Twenty-First Century Fox, Inc. Class B..............   550,972   14,931,341
*   Unifi, Inc..........................................    43,422    1,036,483
*   Universal Electronics, Inc..........................     3,206      160,781
    Vail Resorts, Inc...................................    11,600    1,450,000
*   Vista Outdoor, Inc..................................    77,610    3,741,578
#*  VOXX International Corp.............................     3,750       16,088
#   Walt Disney Co. (The)...............................    26,220    2,512,400
#   Wendy's Co. (The)...................................   242,704    2,482,862
#*  West Marine, Inc....................................    26,468      218,890
    Whirlpool Corp......................................    30,049    4,038,285
#   Wyndham Worldwide Corp..............................   124,768    8,097,443
                                                                   ------------
Total Consumer Discretionary............................            904,762,251
                                                                   ------------
Consumer Staples -- (8.1%)
    Alico, Inc..........................................       960       29,155
#*  Alliance One International, Inc.....................     3,508       34,168
    Andersons, Inc. (The)...............................    23,660      693,475
    Archer-Daniels-Midland Co...........................   813,476   28,756,377
    Bunge, Ltd..........................................   121,368    7,526,030
*   CCA Industries, Inc.................................     8,323       28,215
*   Central Garden & Pet Co.............................    25,184      339,732
#*  Central Garden & Pet Co. Class A....................    48,121      665,032
    Constellation Brands, Inc. Class A..................   249,042   37,973,924
    Constellation Brands, Inc. Class B..................    12,715    1,917,549
#*  Craft Brew Alliance, Inc............................     9,754       83,592
    CVS Health Corp..................................... 1,510,745  145,922,860
#*  Farmer Brothers Co..................................     3,495       97,406
#   Fresh Del Monte Produce, Inc........................    39,437    1,609,424
#*  Hain Celestial Group, Inc. (The)....................    87,292    3,175,683
    Ingles Markets, Inc. Class A........................    11,437      438,723
    Ingredion, Inc......................................    62,117    6,256,424
    JM Smucker Co. (The)................................   108,204   13,884,737
    John B. Sanfilippo & Son, Inc.......................    10,428      625,576

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Landec Corp.........................................    37,056 $    445,784
*   Mannatech, Inc......................................       717       12,619
    MGP Ingredients, Inc................................     4,788      107,155
    Molson Coors Brewing Co. Class A....................     1,908      175,641
    Molson Coors Brewing Co. Class B....................   186,550   16,879,044
#   Mondelez International, Inc. Class A................ 2,081,099   89,695,367
#*  Nutraceutical International Corp....................    14,615      346,375
    Oil-Dri Corp. of America............................     5,047      189,262
*   Omega Protein Corp..................................    25,852      583,997
#*  Post Holdings, Inc..................................    50,201    2,936,758
#   Reynolds American, Inc..............................   188,277    9,404,436
#   Sanderson Farms, Inc................................    16,100    1,307,642
*   Seaboard Corp.......................................     1,812    5,213,124
*   Seneca Foods Corp. Class A..........................     6,301      174,097
*   Seneca Foods Corp. Class B..........................       300        9,609
#   Snyder's-Lance, Inc.................................    32,153    1,015,070
    SpartanNash Co......................................    34,281      703,446
#   Spectrum Brands Holdings, Inc.......................    46,130    4,384,195
*   TreeHouse Foods, Inc................................    24,190    1,919,718
#   Tyson Foods, Inc. Class A...........................   405,030   21,612,401
    Universal Corp......................................    22,290    1,219,932
#   Wal-Mart Stores, Inc................................     8,438      559,946
    Walgreens Boots Alliance, Inc.......................    45,565    3,632,442
    Weis Markets, Inc...................................    11,602      471,273
                                                                   ------------
Total Consumer Staples..................................            413,057,415
                                                                   ------------
Energy -- (13.0%)
    Adams Resources & Energy, Inc.......................     6,004      202,155
    Alon USA Energy, Inc................................    33,484      421,229
    Anadarko Petroleum Corp.............................   475,268   18,578,226
#   Apache Corp.........................................   210,838    8,969,049
    Archrock, Inc.......................................    69,200      415,200
#   Atwood Oceanics, Inc................................     4,600       28,198
    Baker Hughes, Inc...................................   127,976    5,568,236
*   Barnwell Industries, Inc............................     8,038       12,941
#   Bristow Group, Inc..................................    40,138      933,610
#*  C&J Energy Services, Ltd............................    37,416       92,043
#   California Resources Corp...........................   118,504      169,461
*   Callon Petroleum Co.................................    13,214       90,516
#   Chesapeake Energy Corp..............................   370,477    1,255,917
    Chevron Corp........................................ 1,027,290   88,829,766
#*  Cloud Peak Energy, Inc..............................    33,115       49,673
#*  Comstock Resources, Inc.............................    32,421       56,737
#   ConocoPhillips...................................... 1,728,838   67,562,989
*   Contango Oil & Gas Co...............................     1,064        6,820
#*  Dawson Geophysical Co...............................    30,611       97,343
    Delek US Holdings, Inc..............................    52,256      889,397
#   Denbury Resources, Inc..............................   289,460      451,558
    Devon Energy Corp...................................    81,126    2,263,415
#   Energy XXI, Ltd.....................................    15,380       13,336
#   EOG Resources, Inc..................................   108,654    7,716,607
*   Era Group, Inc......................................    24,458      224,524
*   Exterran Corp.......................................    34,600      571,592

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#   Exxon Mobil Corp.................................... 2,285,264 $177,907,802
#   Green Plains, Inc...................................    26,534      502,819
    Gulf Island Fabrication, Inc........................    15,018      130,957
#*  Gulfmark Offshore, Inc. Class A.....................    27,750      105,173
    Halliburton Co......................................    47,970    1,524,966
#*  Harvest Natural Resources, Inc......................    35,677       19,187
#*  Helix Energy Solutions Group, Inc...................   103,010      415,130
#   Helmerich & Payne, Inc..............................   108,670    5,520,436
#   Hess Corp...........................................   178,172    7,572,310
    HollyFrontier Corp..................................    32,210    1,126,384
#*  Hornbeck Offshore Services, Inc.....................    29,719      241,615
    Kinder Morgan, Inc..................................   260,042    4,277,691
#   Marathon Oil Corp...................................   467,019    4,544,095
    Marathon Petroleum Corp.............................   903,936   37,775,485
*   Matrix Service Co...................................    15,423      292,420
#   Murphy Oil Corp.....................................   148,967    2,921,243
#   Nabors Industries, Ltd..............................   181,974    1,339,329
    National Oilwell Varco, Inc.........................   250,948    8,165,848
*   Natural Gas Services Group, Inc.....................    15,026      284,292
*   Newfield Exploration Co.............................    48,506    1,410,069
#*  Newpark Resources, Inc..............................    97,395      474,314
#   Noble Corp. P.L.C...................................    74,243      578,353
    Noble Energy, Inc...................................   133,794    4,330,912
    Occidental Petroleum Corp...........................   227,734   15,674,931
#*  Overseas Shipholding Group, Inc. Class A............       235          627
#*  Parker Drilling Co..................................   142,573      195,325
    Patterson-UTI Energy, Inc...........................   152,325    2,190,433
#*  PDC Energy, Inc.....................................    24,103    1,370,738
*   PHI, Inc.(69336T106)................................     1,099       19,441
*   PHI, Inc.(69336T205)................................    15,570      282,284
    Phillips 66.........................................   883,414   70,805,632
#*  Pioneer Energy Services Corp........................    74,262      101,739
    Pioneer Natural Resources Co........................    88,400   10,957,180
    QEP Resources, Inc..................................    33,043      423,611
*   Renewable Energy Group, Inc.........................     2,882       19,972
#*  REX American Resources Corp.........................     4,050      216,392
    Rowan Cos. P.L.C. Class A...........................   118,378    1,497,482
#   Schlumberger, Ltd...................................   344,832   24,921,009
#*  SEACOR Holdings, Inc................................    20,471      941,871
    SemGroup Corp. Class A..............................     4,727      104,656
#   Ship Finance International, Ltd.....................    12,481      167,121
*   Stone Energy Corp...................................     1,115        3,434
    Superior Energy Services, Inc.......................    75,686      780,323
#   Teekay Corp.........................................    37,720      258,382
    Tesco Corp..........................................     3,745       25,466
    Tesoro Corp.........................................   168,807   14,728,411
*   TETRA Technologies, Inc.............................    25,510      157,907
#   Tidewater, Inc......................................    49,127      260,864
#   Transocean, Ltd.....................................   252,980    2,636,052
#*  Triangle Petroleum Corp.............................     7,779        3,530
#*  Unit Corp...........................................    52,140      543,820
    Valero Energy Corp..................................   605,899   41,122,365
#*  Weatherford International P.L.C.....................   281,383    1,896,521

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Western Refining, Inc...............................    47,810 $  1,572,949
*   Whiting Petroleum Corp..............................    16,007      117,651
#*  Willbros Group, Inc.................................    18,620       36,123
                                                                   ------------
Total Energy............................................            660,965,610
                                                                   ------------
Financials -- (18.3%)
    1st Source Corp.....................................    45,305    1,369,117
    Aflac, Inc..........................................    81,778    4,739,853
    Alexander & Baldwin, Inc............................    66,838    2,025,191
*   Alleghany Corp......................................     3,115    1,488,721
    Allied World Assurance Co. Holdings AG..............    76,431    2,796,610
    Allstate Corp. (The)................................   211,174   12,797,144
    American Equity Investment Life Holding Co..........    88,700    1,613,453
    American Financial Group, Inc.......................   173,596   12,321,844
*   American Independence Corp..........................       173        3,476
    American International Group, Inc...................   899,581   50,808,335
    American National Insurance Co......................    23,302    2,264,488
    Ameris Bancorp......................................    12,022      347,796
    AmeriServ Financial, Inc............................    33,075      103,194
*   Arch Capital Group, Ltd.............................     3,094      209,000
    Argo Group International Holdings, Ltd..............    46,942    2,667,714
    Aspen Insurance Holdings, Ltd.......................   102,623    4,772,996
#   Associated Banc-Corp................................    31,434      551,667
    Assurant, Inc.......................................    65,820    5,351,824
    Assured Guaranty, Ltd...............................   122,989    2,924,678
*   Asta Funding, Inc...................................     7,527       56,377
    Astoria Financial Corp..............................    19,344      292,675
*   Atlanticus Holdings Corp............................    19,218       58,231
#*  AV Homes, Inc.......................................     3,852       39,367
    Axis Capital Holdings, Ltd..........................     8,510      458,774
#   Baldwin & Lyons, Inc. Class A.......................       300        7,155
    Baldwin & Lyons, Inc. Class B.......................     6,556      162,130
#*  Bancorp, Inc. (The).................................       459        2,066
    Bank Mutual Corp....................................    14,475      114,063
    Bank of America Corp................................ 5,529,894   78,192,701
    Bank of New York Mellon Corp. (The).................   497,075   18,004,056
    Bank of the Ozarks, Inc.............................       626       27,757
    BankFinancial Corp..................................    21,475      263,498
    BB&T Corp...........................................   120,728    3,942,976
    BCB Bancorp, Inc....................................     1,059       11,088
    Berkshire Hills Bancorp, Inc........................    30,747      854,152
#*  BofI Holding, Inc...................................     2,469       42,368
    Capital City Bank Group, Inc........................    15,389      217,754
    Capital One Financial Corp..........................   373,787   24,527,903
*   Cascade Bancorp.....................................    15,799       85,315
    Cathay General Bancorp..............................    17,730      496,440
    Centerstate Banks, Inc..............................       747       10,600
#   Century Bancorp, Inc. Class A.......................       495       20,048
    Chicopee Bancorp, Inc...............................       366        6,588
    Chubb, Ltd..........................................    78,818    8,911,951
#   Cincinnati Financial Corp...........................    16,626      958,156
#   CIT Group, Inc......................................    45,907    1,347,370
    Citigroup, Inc...................................... 2,143,604   91,274,658

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    Citizens Community Bancorp, Inc.....................  10,355 $    94,645
    CME Group, Inc...................................... 414,385  37,232,492
#   CNA Financial Corp.................................. 277,671   9,227,007
#   CNO Financial Group, Inc............................ 301,264   5,241,994
    Codorus Valley Bancorp, Inc.........................     138       2,819
#   Comerica, Inc.......................................  16,431     563,583
    Community West Bancshares...........................     400       2,808
*   Consumer Portfolio Services, Inc....................  30,005     133,222
#*  Cowen Group, Inc. Class A...........................  15,961      45,648
    Donegal Group, Inc. Class A.........................  13,586     191,698
    Donegal Group, Inc. Class B.........................     300       4,635
*   E*TRADE Financial Corp..............................  89,699   2,113,308
    Eastern Virginia Bankshares, Inc....................     307       2,066
    EMC Insurance Group, Inc............................  27,511     639,906
#*  Emergent Capital, Inc...............................   3,602      15,849
    Endurance Specialty Holdings, Ltd...................  94,576   5,857,092
    Enterprise Financial Services Corp..................   3,235      91,842
    ESSA Bancorp, Inc...................................   8,217     111,012
    Evans Bancorp, Inc..................................   1,681      41,941
#   Everest Re Group, Ltd...............................  34,913   6,247,332
*   Farmers Capital Bank Corp...........................     302       8,151
    FBL Financial Group, Inc. Class A...................  24,660   1,505,740
    Federal Agricultural Mortgage Corp. Class A.........     177       4,735
    Federal Agricultural Mortgage Corp. Class C.........   9,200     300,012
    Federated National Holding Co.......................  13,665     338,072
#   Fidelity Southern Corp..............................   7,213     113,965
    Fifth Third Bancorp.................................  92,166   1,456,223
*   First Acceptance Corp...............................  30,158      61,824
#   First American Financial Corp.......................  61,982   2,130,321
    First BanCorp.......................................  16,138     302,588
    First Business Financial Services, Inc..............     964      22,133
    First Citizens BancShares, Inc. Class A.............   8,627   2,122,760
#   First Commonwealth Financial Corp...................  30,547     266,675
#   First Community Bancshares, Inc.....................     183       3,395
    First Defiance Financial Corp.......................  10,880     423,558
    First Federal of Northern Michigan Bancorp, Inc.....     900       5,580
    First Financial Northwest, Inc......................  25,371     343,270
    First Merchants Corp................................  41,623     951,502
    First Midwest Bancorp, Inc..........................   7,168     124,938
    First South Bancorp, Inc............................   2,278      19,021
#   FNF Group...........................................  46,321   1,499,874
#*  FNFV Group..........................................  15,438     144,808
    Fox Chase Bancorp, Inc..............................     351       6,869
#*  Genworth Financial, Inc. Class A....................  34,964      97,200
#   German American Bancorp, Inc........................   7,459     237,345
#*  Global Indemnity P.L.C..............................   8,282     249,040
    Goldman Sachs Group, Inc. (The)..................... 209,155  33,791,082
    Great Southern Bancorp, Inc.........................   1,616      64,107
    Griffin Industrial Realty, Inc......................   1,500      36,060
    Guaranty Federal Bancshares, Inc....................   1,684      25,428
*   Hallmark Financial Services, Inc....................  20,834     227,091
    Hanover Insurance Group, Inc. (The).................  88,829   7,238,675
    Hartford Financial Services Group, Inc. (The)....... 320,787  12,889,222

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Heartland Financial USA, Inc........................       465 $     13,927
    HF Financial Corp...................................       400        6,948
*   Hilltop Holdings, Inc...............................    26,171      417,951
#   Hingham Institution for Savings.....................       500       61,505
*   HMN Financial, Inc..................................     3,456       39,813
    Home Bancorp, Inc...................................       719       18,342
    HopFed Bancorp, Inc.................................     6,781       77,778
    Horace Mann Educators Corp..........................    58,206    1,788,088
#   Huntington Bancshares, Inc..........................    70,847      607,867
    Iberiabank Corp.....................................       697       33,351
    Independence Holding Co.............................    13,333      204,528
#   Infinity Property & Casualty Corp...................    15,800    1,254,362
    Intercontinental Exchange, Inc......................     1,479      390,160
    International Bancshares Corp.......................       800       18,552
    Investment Technology Group, Inc....................    23,677      407,481
    Investors Title Co..................................     1,169      101,119
    Janus Capital Group, Inc............................    24,840      312,736
#   JPMorgan Chase & Co................................. 2,120,954  126,196,763
    Kemper Corp.........................................    46,361    1,602,236
    Kentucky First Federal Bancorp......................     2,400       22,320
    KeyCorp.............................................   526,210    5,872,504
    Lake Sunapee Bank Group.............................     3,667       50,385
    Lakeland Bancorp, Inc...............................     8,740       97,975
    Landmark Bancorp, Inc...............................     2,169       54,095
    Legg Mason, Inc.....................................    56,555    1,731,714
#*  LendingTree, Inc....................................     5,635      415,243
#   Leucadia National Corp..............................    35,258      583,872
    Lincoln National Corp...............................   260,291   10,271,083
#   Loews Corp..........................................   243,798    9,022,964
#   M&T Bank Corp.......................................     4,241      467,273
    Macatawa Bank Corp..................................    18,892      110,707
    Mackinac Financial Corp.............................     6,893       72,377
    Maiden Holdings, Ltd................................     5,792       74,138
    MainSource Financial Group, Inc.....................    45,000      998,100
#*  Markel Corp.........................................       101       84,886
    Marlin Business Services Corp.......................    14,241      223,156
    MB Financial, Inc...................................    19,678      612,379
#*  MBIA, Inc...........................................    82,267      547,898
*   MBT Financial Corp..................................    24,724      201,748
    Mercantile Bank Corp................................     4,422       98,832
    Meta Financial Group, Inc...........................     1,083       46,959
    MetLife, Inc........................................   991,138   44,254,312
    Metro Bancorp, Inc..................................    26,598      758,575
    MidWestOne Financial Group, Inc.....................       346        9,740
    Morgan Stanley...................................... 1,212,804   31,387,368
    MutualFirst Financial, Inc..........................     2,300       57,316
    Nasdaq, Inc.........................................    42,129    2,611,998
    National Penn Bancshares, Inc.......................     1,071       12,209
    National Western Life Group, Inc. Class A...........       900      207,657
*   Navigators Group, Inc. (The)........................     3,685      322,843
    New York Community Bancorp, Inc.....................    54,969      850,920
    NewBridge Bancorp...................................    11,413      129,195
#*  NewStar Financial, Inc..............................    41,166      315,332

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
    Northrim BanCorp, Inc...............................     5,734 $   132,513
    OFG Bancorp.........................................    30,191     169,673
    Old Republic International Corp.....................   172,923   3,126,448
    Oppenheimer Holdings, Inc. Class A..................     3,097      47,477
*   Pacific Mercantile Bancorp..........................     7,074      49,377
#   PacWest Bancorp.....................................     1,076      39,500
    Park Sterling Corp..................................     3,253      23,812
    PartnerRe, Ltd......................................    52,224   7,332,250
#   People's United Financial, Inc......................    68,700     987,219
    Peoples Bancorp of North Carolina, Inc..............       250       4,790
#   Peoples Bancorp, Inc................................    15,923     273,239
*   PHH Corp............................................    54,576     670,193
*   Phoenix Cos., Inc. (The)............................     2,631      96,689
    Pinnacle Financial Partners, Inc....................    23,924   1,192,611
*   Piper Jaffray Cos...................................       312      10,608
    PNC Financial Services Group, Inc. (The)............    88,465   7,665,492
    Popular, Inc........................................    56,536   1,421,315
    Premier Financial Bancorp, Inc......................     4,434      67,885
    Principal Financial Group, Inc......................   218,754   8,312,652
    Provident Financial Holdings, Inc...................       544       9,509
#   Provident Financial Services, Inc...................    21,059     413,599
    Prudential Financial, Inc...........................   497,625  34,873,560
    Pulaski Financial Corp..............................     4,550      64,701
#   Radian Group, Inc...................................   161,945   1,629,167
#   Regions Financial Corp.............................. 1,302,555  10,576,747
    Reinsurance Group of America, Inc...................   169,166  14,248,852
    RenaissanceRe Holdings, Ltd.........................    12,667   1,426,938
    Renasant Corp.......................................    42,102   1,336,738
#*  Republic First Bancorp, Inc.........................     2,174       8,957
    Resource America, Inc. Class A......................    21,051      91,782
    Riverview Bancorp, Inc..............................     1,682       7,266
#   Safety Insurance Group, Inc.........................    26,197   1,478,035
#   Sandy Spring Bancorp, Inc...........................     9,125     242,725
*   Select Bancorp, Inc.................................       600       4,884
#   Selective Insurance Group, Inc......................    45,200   1,415,212
    SI Financial Group, Inc.............................     5,661      79,028
    South State Corp....................................     8,549     571,501
*   Southern First Bancshares, Inc......................     1,216      27,542
    Southwest Bancorp, Inc..............................    16,974     284,145
    StanCorp Financial Group, Inc.......................    15,636   1,792,824
    State Auto Financial Corp...........................    15,100     329,633
    State Street Corp...................................    12,833     715,183
    Sterling Bancorp....................................    70,552   1,108,372
    Stewart Information Services Corp...................    12,271     435,130
*   Stratus Properties, Inc.............................     3,069      73,288
    Suffolk Bancorp.....................................       205       5,738
    SunTrust Banks, Inc.................................   287,532  10,517,921
    Symetra Financial Corp..............................    20,319     650,614
*   Synchrony Financial................................. 1,426,462  40,540,050
    Synovus Financial Corp..............................    22,796     695,962
    Timberland Bancorp, Inc.............................     2,500      31,225
#   Torchmark Corp......................................     7,000     380,380
    Travelers Cos., Inc. (The)..........................   132,163  14,146,728

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Trico Bancshares....................................       854 $     21,786
    Trustmark Corp......................................     4,194       90,758
    Umpqua Holdings Corp................................    34,932      505,815
*   Unico American Corp.................................     1,900       19,532
    Union Bankshares Corp...............................    37,042      850,855
    United Bankshares, Inc..............................    12,121      407,023
    United Financial Bancorp, Inc.......................     9,193      103,881
    United Fire Group, Inc..............................    24,429      943,692
*   United Security Bancshares..........................       420        2,188
    Unity Bancorp, Inc..................................     3,636       41,923
    Unum Group..........................................   517,445   14,819,625
    Validus Holdings, Ltd...............................     8,958      396,302
    Valley National Bancorp.............................       768        6,758
    Voya Financial, Inc.................................    14,373      439,526
    Washington Federal, Inc.............................    97,887    2,089,887
    Waterstone Financial, Inc...........................     1,426       19,750
    Wells Fargo & Co....................................   215,961   10,847,721
#   WesBanco, Inc.......................................    31,678      919,296
#   West BanCorp., Inc..................................    13,957      251,226
    Westfield Financial, Inc............................    10,811       86,272
    Wintrust Financial Corp.............................    24,224    1,019,588
#   WR Berkley Corp.....................................     5,305      266,046
    XL Group P.L.C......................................   240,766    8,730,175
    Zions Bancorporation................................    53,325    1,209,411
                                                                   ------------
Total Financials........................................            936,473,776
                                                                   ------------
Health Care -- (11.2%)
    Aceto Corp..........................................    31,686      724,025
#*  Addus HomeCare Corp.................................     2,044       43,353
#   Aetna, Inc..........................................   558,462   56,873,770
#*  Affymetrix, Inc.....................................    42,297      593,427
#*  Albany Molecular Research, Inc......................    24,874      405,944
*   Alere, Inc..........................................    45,800    1,703,760
*   Allergan P.L.C......................................   117,350   33,377,860
*   Amsurg Corp.........................................    30,743    2,250,080
    Analogic Corp.......................................     2,988      221,321
#*  AngioDynamics, Inc..................................    14,354      162,487
#*  Anika Therapeutics, Inc.............................    14,671      551,923
    Anthem, Inc.........................................   504,640   65,850,474
*   Arrhythmia Research Technology, Inc.................     1,200        5,208
#*  BioTelemetry, Inc...................................     2,014       19,012
*   Boston Scientific Corp.............................. 1,204,199   21,109,608
#*  Brookdale Senior Living, Inc........................     4,785       77,900
#*  Cambrex Corp........................................    43,567    1,509,161
    Cigna Corp..........................................    42,954    5,738,654
#*  Community Health Systems, Inc.......................   105,314    2,262,145
    CONMED Corp.........................................    43,239    1,597,249
#   Cooper Cos., Inc. (The).............................    13,956    1,830,329
*   Cross Country Healthcare, Inc.......................     7,595      109,368
#   CryoLife, Inc.......................................    17,502      172,045
*   Cumberland Pharmaceuticals, Inc.....................    23,319      115,662
*   Cutera, Inc.........................................    15,598      175,322
#*  Cynosure, Inc. Class A..............................     8,077      292,387

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
           Digirad Corp.................................    26,711 $    132,754
#*         Emergent Biosolutions, Inc...................     8,678      317,615
*          Enzo Biochem, Inc............................    41,397      196,222
*          Exactech, Inc................................     3,390       67,834
*          Express Scripts Holding Co...................   501,076   36,012,332
*          Five Star Quality Care, Inc..................    28,953       73,541
#*         Greatbatch, Inc..............................    41,672    1,608,956
#*         Hanger, Inc..................................    16,897      227,941
#*         Harvard Bioscience, Inc......................    32,107       95,358
*          Health Net, Inc..............................    44,958    2,977,119
#*         Healthways, Inc..............................    37,281      438,425
*          Hologic, Inc.................................   305,036   10,352,922
           Humana, Inc..................................   236,814   38,550,951
#*         Impax Laboratories, Inc......................     4,700      176,109
           Invacare Corp................................     7,330      112,955
           Kewaunee Scientific Corp.....................     1,631       27,466
#          Kindred Healthcare, Inc......................    56,891      549,567
#          LeMaitre Vascular, Inc.......................     5,100       74,460
*          LHC Group, Inc...............................     1,418       53,771
*          LifePoint Health, Inc........................    82,208    5,737,296
*          Magellan Health, Inc.........................    17,899    1,020,243
(degrees)* Medcath Corp.................................    29,240           --
           Medtronic P.L.C..............................   422,804   32,099,280
*          Merit Medical Systems, Inc...................    13,395      221,687
#*         Molina Healthcare, Inc.......................    24,941    1,369,510
           National Healthcare Corp.....................     6,484      409,465
*          Natus Medical, Inc...........................    15,698      553,825
#*         NuVasive, Inc................................     2,045       94,315
#*         Omnicell, Inc................................    35,405      990,986
           PerkinElmer, Inc.............................    76,500    3,696,480
           Pfizer, Inc.................................. 4,626,266  141,054,850
*          PharMerica Corp..............................    33,305      988,825
*          Prestige Brands Holdings, Inc................   111,489    5,204,307
*          RTI Surgical, Inc............................    73,086      234,606
*          SciClone Pharmaceuticals, Inc................    13,028      104,094
#          Select Medical Holdings Corp.................    42,204      402,204
*          SunLink Health Systems, Inc..................     1,750        1,225
*          SurModics, Inc...............................     5,593      111,580
*          Symmetry Surgical, Inc.......................    19,262      169,891
#          Teleflex, Inc................................    37,223    5,050,789
           Thermo Fisher Scientific, Inc................   499,520   65,966,611
#*         Triple-S Management Corp. Class B............    20,684      461,046
           UnitedHealth Group, Inc......................    89,716   10,331,695
#          Universal American Corp......................    84,328      532,953
*          VCA, Inc.....................................    69,140    3,544,808
#*         WellCare Health Plans, Inc...................    18,375    1,396,132
                                                                   ------------
Total Health Care.......................................            571,567,475
                                                                   ------------
Industrials -- (11.6%)
           AAR Corp.....................................    32,906      691,355
           ABM Industries, Inc..........................    64,500    1,936,935
           Acme United Corp.............................     1,030       14,266
#          Actuant Corp. Class A........................    44,986    1,047,274

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Industrials -- (Continued)
#   ADT Corp. (The).....................................   189,445 $ 5,603,783
#*  AECOM...............................................    55,835   1,532,112
*   Aegion Corp.........................................    42,549     767,158
#*  Aerovironment, Inc..................................    35,065     894,508
    AGCO Corp...........................................    58,973   2,876,113
*   Air Transport Services Group, Inc...................     6,308      61,377
    Alamo Group, Inc....................................    22,751   1,206,486
    Alaska Air Group, Inc...............................   105,252   7,409,741
    Albany International Corp. Class A..................    20,551     697,090
    AMERCO..............................................    29,431  10,790,876
*   Ameresco, Inc. Class A..............................       981       5,346
    American Railcar Industries, Inc....................    20,003     908,136
    Apogee Enterprises, Inc.............................    36,374   1,446,958
    ArcBest Corp........................................    12,135     249,132
    Argan, Inc..........................................        21         633
#   Astec Industries, Inc...............................    22,925     855,103
*   Atlas Air Worldwide Holdings, Inc...................    35,456   1,302,299
*   Avis Budget Group, Inc..............................    94,608   2,485,352
    Barnes Group, Inc...................................    36,400   1,183,364
*   BlueLinx Holdings, Inc..............................    17,052       6,650
    Brady Corp. Class A.................................    38,500     863,940
#   Briggs & Stratton Corp..............................    41,033     806,709
*   CAI International, Inc..............................    17,082     106,763
#*  Casella Waste Systems, Inc. Class A.................     5,201      30,946
#   Caterpillar, Inc....................................   107,902   6,715,820
*   CBIZ, Inc...........................................    38,149     385,305
    CDI Corp............................................    26,779     137,644
    Ceco Environmental Corp.............................     3,773      29,429
    Celadon Group, Inc..................................    24,642     195,657
    Chicago Rivet & Machine Co..........................       700      16,825
    CIRCOR International, Inc...........................    10,019     355,574
#   Columbus McKinnon Corp..............................    17,542     250,851
    Comfort Systems USA, Inc............................    44,560   1,262,830
    Compx International, Inc............................       500       5,050
    Covanta Holding Corp................................    94,292   1,333,289
#*  Covenant Transportation Group, Inc. Class A.........     7,080     138,272
*   CPI Aerostructures, Inc.............................     4,626      40,524
*   CRA International, Inc..............................     7,613     141,830
    CSX Corp............................................ 1,242,950  28,612,709
    Curtiss-Wright Corp.................................    46,353   3,198,357
*   DigitalGlobe, Inc...................................    21,971     287,820
    Douglas Dynamics, Inc...............................    30,234     600,447
*   Ducommun, Inc.......................................    12,645     187,146
#*  Dycom Industries, Inc...............................    39,867   2,641,587
    Dynamic Materials Corp..............................     1,436       8,774
    Eastern Co. (The)...................................    10,193     169,306
    Eaton Corp. P.L.C...................................    98,845   4,992,661
    EMCOR Group, Inc....................................    50,540   2,309,678
    Encore Wire Corp....................................    19,966     742,935
*   Energy Recovery, Inc................................     1,783      11,055
    EnerSys.............................................    43,239   2,094,065
    Engility Holdings, Inc..............................     7,988     107,918
    Ennis, Inc..........................................    48,483     968,206

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    EnPro Industries, Inc...............................    17,635 $    784,228
    ESCO Technologies, Inc..............................    17,601      606,002
    Espey Manufacturing & Electronics Corp..............     1,671       41,107
    Essendant, Inc......................................    24,021      717,267
*   Esterline Technologies Corp.........................    44,968    3,539,431
    Federal Signal Corp.................................   141,916    2,098,938
#   FedEx Corp..........................................   142,324   18,912,013
#   Fortune Brands Home & Security, Inc.................   149,626    7,270,327
*   Franklin Covey Co...................................     3,046       53,945
    FreightCar America, Inc.............................     9,404      179,146
*   FTI Consulting, Inc.................................    25,736      872,193
*   Furmanite Corp......................................    31,044      162,671
    G&K Services, Inc. Class A..........................    29,714    1,912,987
#   GATX Corp...........................................    65,445    2,681,936
*   Gencor Industries, Inc..............................     8,766      103,351
#   General Electric Co................................. 3,873,888  112,730,141
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       59,496
*   Gibraltar Industries, Inc...........................    24,203      514,072
*   GP Strategies Corp..................................    18,583      449,523
    Granite Construction, Inc...........................    27,179    1,049,925
#*  Great Lakes Dredge & Dock Corp......................    69,820      240,181
#   Greenbrier Cos., Inc. (The).........................    22,451      580,583
#   Griffon Corp........................................    67,323    1,021,963
    H&E Equipment Services, Inc.........................    59,629      694,678
*   Hawaiian Holdings, Inc..............................    18,070      636,245
    Heidrick & Struggles International, Inc.............    18,234      480,648
#*  Hertz Global Holdings, Inc..........................   278,411    2,527,972
*   Hill International, Inc.............................    27,154       91,781
    Huntington Ingalls Industries, Inc..................    47,666    6,095,528
    Hurco Cos., Inc.....................................     7,910      213,570
*   Huron Consulting Group, Inc.........................     4,001      224,496
    Hyster-Yale Materials Handling, Inc.................    12,246      636,057
*   ICF International, Inc..............................    31,660    1,083,089
#   Ingersoll-Rand P.L.C................................   213,109   10,968,720
    Insteel Industries, Inc.............................    17,578      430,837
*   JetBlue Airways Corp................................   324,893    6,923,470
    Kadant, Inc.........................................     5,786      224,555
    KAR Auction Services, Inc...........................    18,100      604,902
    KBR, Inc............................................     3,600       51,336
    Kennametal, Inc.....................................     1,000       17,700
*   Key Technology, Inc.................................     3,199       23,193
    Kimball International, Inc. Class B.................    31,258      301,327
    Korn/Ferry International............................    33,148    1,021,290
*   Kratos Defense & Security Solutions, Inc............     2,711        8,648
    L-3 Communications Holdings, Inc....................   100,470   11,738,915
#*  Lawson Products, Inc................................     8,847      171,455
    LB Foster Co. Class A...............................     6,682       77,043
#*  LMI Aerospace, Inc..................................    13,807      136,275
    LS Starrett Co. (The) Class A.......................     4,097       39,454
    LSI Industries, Inc.................................    27,715      319,831
*   Lydall, Inc.........................................    14,605      412,591
    Manpowergroup, Inc..................................    22,886    1,747,346
#   Marten Transport, Ltd...............................    47,782      801,782

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Industrials -- (Continued)
    Matson, Inc.........................................  62,316 $ 2,518,190
    Matthews International Corp. Class A................  12,387     618,235
    McGrath RentCorp....................................  17,552     428,444
*   Mfri, Inc...........................................   8,900      56,960
    Miller Industries, Inc..............................  20,099     431,928
#   Mobile Mini, Inc....................................  54,461   1,411,629
*   Moog, Inc. Class A..................................  35,339   1,637,256
    Mueller Industries, Inc.............................  30,912     786,710
    Mueller Water Products, Inc. Class A................ 185,957   1,526,707
    Multi-Color Corp....................................     308      19,413
#*  MYR Group, Inc......................................  19,582     391,836
    National Presto Industries, Inc.....................     571      45,160
*   Navigant Consulting, Inc............................  12,297     194,170
    Nielsen Holdings P.L.C..............................  16,256     782,889
*   NL Industries, Inc..................................  43,869      91,248
    NN, Inc.............................................  18,396     222,960
    Norfolk Southern Corp............................... 545,229  38,438,644
    Northrop Grumman Corp............................... 175,493  32,476,735
#*  Northwest Pipe Co...................................   6,690      64,023
#*  NOW, Inc............................................  62,737     850,714
*   On Assignment, Inc..................................  53,951   2,085,206
    Orbital ATK, Inc....................................  56,610   5,107,920
#   Oshkosh Corp........................................  14,466     476,365
    Owens Corning....................................... 149,300   6,896,167
#*  PAM Transportation Services, Inc....................  15,437     398,738
#   Pentair P.L.C....................................... 117,934   5,557,050
#   Powell Industries, Inc..............................   7,529     188,526
*   PowerSecure International, Inc......................  19,459     213,660
    Precision Castparts Corp............................   6,312   1,483,004
#   Providence and Worcester Railroad Co................     850      11,050
    Quad/Graphics, Inc..................................   2,390      24,091
    Quanex Building Products Corp.......................  21,431     396,688
*   Quanta Services, Inc................................ 168,307   3,147,341
    Raytheon Co.........................................  96,954  12,433,381
    RCM Technologies, Inc...............................  20,293     100,856
    Regal Beloit Corp...................................  16,070     903,295
#*  Republic Airways Holdings, Inc......................  48,736     103,808
    Republic Services, Inc.............................. 429,755  18,780,293
    Resources Connection, Inc...........................  25,955     392,180
*   Roadrunner Transportation Systems, Inc..............     879       6,962
#*  Rush Enterprises, Inc. Class A......................  32,603     622,717
*   Rush Enterprises, Inc. Class B......................  18,522     347,843
    Ryder System, Inc...................................  89,844   4,777,005
#*  Saia, Inc...........................................   8,925     190,906
*   SIFCO Industries, Inc...............................   6,623      51,328
    SkyWest, Inc........................................  38,506     578,360
*   SL Industries, Inc..................................     300       9,000
    Southwest Airlines Co............................... 645,761  24,293,529
*   Sparton Corp........................................   9,132     156,522
*   SPX FLOW, Inc.......................................  12,803     305,224
#   Standex International Corp..........................  22,341   1,613,467
    Stanley Black & Decker, Inc......................... 154,919  14,615,058
    Steelcase, Inc. Class A.............................  55,469     707,784

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
Industrials -- (Continued)
    Supreme Industries, Inc. Class A....................   1,433 $      8,340
    TAL International Group, Inc........................  24,053      271,318
    Terex Corp..........................................  27,578      617,747
    Tetra Tech, Inc.....................................  45,222    1,197,931
#*  Titan Machinery, Inc................................   2,883       24,477
*   TRC Cos., Inc.......................................  23,870      210,772
    Trinity Industries, Inc............................. 183,814    3,937,296
    Triumph Group, Inc..................................  57,456    1,465,128
#*  Tutor Perini Corp...................................  33,844      447,079
#   Twin Disc, Inc......................................     900       10,296
#   Tyco International P.L.C............................ 240,619    8,274,887
*   Ultralife Corp......................................   3,309       18,630
    UniFirst Corp.......................................  18,705    1,969,636
    Union Pacific Corp.................................. 888,128   63,945,216
    Universal Forest Products, Inc......................  31,800    2,190,702
*   USA Truck, Inc......................................  15,105      244,248
*   Vectrus, Inc........................................   4,069       80,403
#*  Veritiv Corp........................................   9,437      291,131
*   Versar, Inc.........................................   5,526       14,368
    Viad Corp...........................................  23,193      683,498
*   Virco Manufacturing Corp............................  12,601       39,063
    VSE Corp............................................     305       18,300
    Waste Connections, Inc..............................   2,800      167,916
#   Watts Water Technologies, Inc. Class A..............  53,615    2,641,611
    Werner Enterprises, Inc.............................  34,105      823,636
#*  Wesco Aircraft Holdings, Inc........................   6,228       70,314
#*  WESCO International, Inc............................  11,687      471,921
*   Willdan Group, Inc..................................   1,000        8,560
*   Willis Lease Finance Corp...........................   6,713      118,887
#*  XPO Logistics, Inc..................................  12,216      279,136
                                                                 ------------
Total Industrials.......................................          589,519,751
                                                                 ------------
Information Technology -- (8.4%)
    Activision Blizzard, Inc............................ 982,162   34,198,881
*   Actua Corp..........................................   1,184       11,201
#*  Acxiom Corp.........................................   7,769      145,280
#*  Agilysys, Inc.......................................  16,899      167,300
#*  Alpha & Omega Semiconductor, Ltd....................     419        4,001
#*  Amtech Systems, Inc.................................   6,195       35,126
*   ANADIGICS, Inc......................................   6,921        4,776
#*  ARRIS International P.L.C........................... 140,787    3,585,845
*   Arrow Electronics, Inc.............................. 182,170    9,399,972
    Astro-Med, Inc......................................   6,285       98,612
    Avnet, Inc.......................................... 139,400    5,564,848
#   AVX Corp............................................  86,630      994,512
*   Aware, Inc..........................................  14,326       42,405
*   Axcelis Technologies, Inc...........................     700        1,834
*   AXT, Inc............................................  16,521       41,468
#   Bel Fuse, Inc. Class A..............................   3,874       53,035
    Bel Fuse, Inc. Class B..............................  11,837      179,567
*   Benchmark Electronics, Inc..........................  62,063    1,303,323
    Black Box Corp......................................  18,611      141,816
*   Blackhawk Network Holdings, Inc.....................  25,926      977,151

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
#*  Blucora, Inc........................................    81,156 $   700,376
    Brocade Communications Systems, Inc.................   461,513   3,682,874
    Brooks Automation, Inc..............................    50,847     484,572
*   Bsquare Corp........................................     4,065      25,000
*   CACI International, Inc. Class A....................    24,830   2,062,628
#*  Calix, Inc..........................................    16,027     123,087
#*  Cascade Microtech, Inc..............................    24,071     381,525
    Checkpoint Systems, Inc.............................    27,235     176,483
*   CIBER, Inc..........................................    34,165     111,036
    Cisco Systems, Inc.................................. 3,369,701  80,165,187
    Cohu, Inc...........................................    28,915     350,161
    Communications Systems, Inc.........................    10,127      73,117
    Computer Sciences Corp..............................   161,200   5,169,684
    Comtech Telecommunications Corp.....................    15,569     303,907
    Concurrent Computer Corp............................    13,740      69,524
    Convergys Corp......................................   197,364   4,823,576
*   CoreLogic, Inc......................................    96,545   3,446,657
#   Corning, Inc........................................   816,154  15,188,626
*   Cray, Inc...........................................    12,866     506,792
    CSP, Inc............................................     2,414      13,518
    CSRA, Inc...........................................   161,200   4,316,936
    CTS Corp............................................    66,936   1,054,242
*   CyberOptics Corp....................................     3,281      28,709
#   Cypress Semiconductor Corp..........................    52,022     408,893
*   Datalink Corp.......................................    28,408     203,969
*   Digi International, Inc.............................    25,438     231,995
*   Diodes, Inc.........................................     4,709      90,083
*   DSP Group, Inc......................................    46,713     447,043
    EarthLink Holdings Corp.............................    83,735     495,711
*   EchoStar Corp. Class A..............................    23,551     827,347
*   Edgewater Technology, Inc...........................    13,603     105,967
    Electro Rent Corp...................................    24,062     210,302
*   Electro Scientific Industries, Inc..................     6,085      36,753
*   Electronics for Imaging, Inc........................    58,110   2,404,592
    EMC Corp............................................   342,124   8,474,412
*   Emcore Corp.........................................       744       4,509
#*  EnerNOC, Inc........................................    13,197      69,284
*   Entegris, Inc.......................................       300       3,498
    Epiq Systems, Inc...................................    23,453     293,632
*   ePlus, Inc..........................................     8,745     828,239
*   Euronet Worldwide, Inc..............................    23,278   1,856,886
#*  Exar Corp...........................................    51,341     282,376
*   Fabrinet............................................     4,055     101,010
*   Fairchild Semiconductor International, Inc..........   118,008   2,417,984
    Fidelity National Information Services, Inc.........   151,857   9,070,419
#*  Finisar Corp........................................    61,526     781,380
*   First Solar, Inc....................................    28,266   1,940,744
#*  FormFactor, Inc.....................................    30,568     254,020
*   Frequency Electronics, Inc..........................    10,976      97,467
*   GSE Systems, Inc....................................    10,238      21,602
#*  GSI Technology, Inc.................................     5,863      20,227
    Hackett Group, Inc. (The)...........................    53,321     787,551
*   Harmonic, Inc.......................................    22,962      75,775

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
    Hewlett Packard Enterprise Co.......................   810,974 $11,159,002
    HP, Inc.............................................    79,891     775,742
*   Hutchinson Technology, Inc..........................    13,656      50,527
    IAC/InterActiveCorp.................................   125,298   6,507,978
#*  ID Systems, Inc.....................................    17,291      69,337
    Ingram Micro, Inc. Class A..........................   277,679   7,830,548
*   Insight Enterprises, Inc............................    42,100     994,823
*   Integrated Device Technology, Inc...................   155,683   3,966,803
    Intel Corp.......................................... 2,293,214  71,135,498
#*  Internap Corp.......................................    32,386     125,010
    Intersil Corp. Class A..............................   119,798   1,557,374
#*  Intevac, Inc........................................     2,584      11,550
*   IntriCon Corp.......................................     2,835      21,206
#*  Itron, Inc..........................................    33,397   1,100,765
    IXYS Corp...........................................     3,055      36,446
    Juniper Networks, Inc...............................   212,100   5,005,560
*   Key Tronic Corp.....................................    17,623     133,582
*   Kimball Electronics, Inc............................    23,443     235,368
*   Kulicke & Soffa Industries, Inc.....................    71,688     725,483
*   KVH Industries, Inc.................................    19,858     191,630
#*  Lattice Semiconductor Corp..........................   108,469     527,159
    Lexmark International, Inc. Class A.................    35,849   1,011,300
*   Limelight Networks, Inc.............................    18,463      23,079
    ManTech International Corp. Class A.................     2,048      59,044
    Marvell Technology Group, Ltd.......................   166,418   1,472,799
#*  Maxwell Technologies, Inc...........................     2,521      17,571
#   Mentor Graphics Corp................................    35,620     619,076
*   Mercury Systems, Inc................................     2,055      39,230
    Methode Electronics, Inc............................    79,272   2,065,828
#*  Micron Technology, Inc..............................   758,908   8,370,755
*   Microsemi Corp......................................     7,940     251,698
    MKS Instruments, Inc................................    61,200   2,168,928
    MOCON, Inc..........................................       700       9,177
#*  ModusLink Global Solutions, Inc.....................    68,955     148,253
    NCI, Inc. Class A...................................       686       8,657
#*  NETGEAR, Inc........................................       428      15,994
*   Newport Corp........................................    64,756     986,234
#*  Novatel Wireless, Inc...............................    10,953      11,829
    Optical Cable Corp..................................    10,793      25,903
*   PAR Technology Corp.................................    12,896      75,055
    Park Electrochemical Corp...........................     1,642      26,732
    PC Connection, Inc..................................    39,267     886,256
    PC-Tel, Inc.........................................    30,854     147,791
*   PCM, Inc............................................    10,471      86,386
*   Perceptron, Inc.....................................     8,428      55,625
*   Photronics, Inc.....................................    79,712     951,761
*   Plexus Corp.........................................    10,626     371,379
*   Polycom, Inc........................................    36,977     376,796
*   Qorvo, Inc..........................................    24,909     986,396
    QUALCOMM, Inc.......................................   208,569   9,456,518
*   Qualstar Corp.......................................     2,118       1,461
*   Rambus, Inc.........................................     1,069      13,085
*   RealNetworks, Inc...................................    17,952      64,986

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Reis, Inc...........................................    13,511 $    304,673
#   RF Industries, Ltd..................................     2,823       11,659
    Richardson Electronics, Ltd.........................    15,464       79,640
#*  Rofin-Sinar Technologies, Inc.......................     4,978      126,889
#*  Rogers Corp.........................................     7,543      358,066
#*  Rovi Corp...........................................    19,000      369,740
*   Rudolph Technologies, Inc...........................    16,097      206,203
    SanDisk Corp........................................    13,097      925,958
*   Sanmina Corp........................................    39,846      746,714
*   ScanSource, Inc.....................................    14,745      462,698
#*  Seachange International, Inc........................     8,687       54,033
*   ShoreTel, Inc.......................................     3,200       26,272
*   Sonus Networks, Inc.................................     6,622       39,732
#   SS&C Technologies Holdings, Inc.....................    25,793    1,658,232
*   StarTek, Inc........................................    22,913       91,881
#*  SunPower Corp.......................................    18,322      466,112
#*  Super Micro Computer, Inc...........................     5,886      175,285
#*  Support.com, Inc....................................    15,100       13,033
*   Sykes Enterprises, Inc..............................    20,292      597,397
    SYNNEX Corp.........................................    55,900    4,692,805
*   Synopsys, Inc.......................................     4,200      180,180
#*  Tech Data Corp......................................    82,952    5,176,205
*   TeleCommunication Systems, Inc. Class A.............    42,347      210,041
#*  Telenav, Inc........................................     9,865       56,822
    Teradyne, Inc.......................................    26,789      520,510
#   Tessco Technologies, Inc............................     8,689      143,542
    Tessera Technologies, Inc...........................    48,635    1,401,661
    TheStreet, Inc......................................     2,840        3,720
#*  TTM Technologies, Inc...............................    55,241      322,055
*   United Online, Inc..................................    17,780      188,646
#*  Veeco Instruments, Inc..............................    15,978      297,830
*   Virtusa Corp........................................    30,064    1,344,462
#   Vishay Intertechnology, Inc.........................   151,731    1,738,837
*   Vishay Precision Group, Inc.........................    16,480      194,794
#   Western Digital Corp................................   212,781   10,209,232
*   Xcerra Corp.........................................    20,165      110,504
    Xerox Corp.......................................... 1,007,652    9,824,607
*   XO Group, Inc.......................................     6,284       93,632
*   Yahoo!, Inc......................................... 1,048,770   30,949,203
                                                                   ------------
Total Information Technology............................            430,393,318
                                                                   ------------
Materials -- (1.9%)
    A Schulman, Inc.....................................    32,960      834,547
#   Alcoa, Inc..........................................   995,255    7,255,409
#   Allegheny Technologies, Inc.........................    22,777      213,648
#*  AM Castle & Co......................................    24,982       45,967
    Ampco-Pittsburgh Corp...............................     4,007       41,753
    Ashland, Inc........................................   112,560   10,666,186
    Axiall Corp.........................................    26,423      473,764
    Bemis Co., Inc......................................    25,154    1,204,122
    Cabot Corp..........................................    46,280    1,866,935
#*  Century Aluminum Co.................................    15,822       74,680
*   Chemtura Corp.......................................    49,368    1,295,416

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
*           Clearwater Paper Corp.........................  16,822 $   658,750
            Commercial Metals Co..........................  85,208   1,186,095
*           Core Molding Technologies, Inc................  11,847     128,303
            Domtar Corp...................................   8,107     261,451
            Dow Chemical Co. (The)........................  11,060     464,520
#           Freeport-McMoRan, Inc......................... 327,519   1,506,587
            Friedman Industries, Inc......................  13,926      66,845
            FutureFuel Corp...............................   6,104      76,422
            Graphic Packaging Holding Co.................. 154,000   1,749,440
            Greif, Inc. Class A...........................   4,885     129,111
#           Huntsman Corp.................................  50,242     433,588
            International Paper Co........................ 493,615  16,886,569
            Kaiser Aluminum Corp..........................  27,181   2,113,051
            KapStone Paper and Packaging Corp.............  80,984   1,196,944
*           Kraton Performance Polymers, Inc..............   5,435      79,786
#*          Louisiana-Pacific Corp........................ 173,457   2,726,744
#           Martin Marietta Materials, Inc................  23,633   2,967,832
            Materion Corp.................................  18,497     452,992
            Mercer International, Inc.....................  21,725     159,679
            Minerals Technologies, Inc....................  34,280   1,405,137
#           Mosaic Co. (The)..............................  17,274     416,303
            Myers Industries, Inc.........................  57,792     658,251
            Neenah Paper, Inc.............................   7,684     464,421
            Newmont Mining Corp...........................  48,146     960,994
*           Northern Technologies International Corp......   3,035      31,564
#           Nucor Corp....................................  83,945   3,279,731
            Olin Corp.....................................  69,801   1,182,429
#           Olympic Steel, Inc............................   9,986      93,269
            PH Glatfelter Co..............................  50,600     746,856
#           PolyOne Corp..................................   5,174     140,008
            Reliance Steel & Aluminum Co..................  93,801   5,341,029
*           Resolute Forest Products, Inc.................   1,817      10,248
            Schnitzer Steel Industries, Inc. Class A......     400       5,380
            Sensient Technologies Corp....................  38,101   2,273,487
            Steel Dynamics, Inc...........................  94,919   1,741,764
#*          Stillwater Mining Co..........................  55,630     364,377
            SunCoke Energy, Inc...........................  62,210     235,154
            Synalloy Corp.................................   5,144      36,265
            Tredegar Corp.................................  27,973     367,285
#           Tronox, Ltd. Class A..........................   1,600       5,712
#*          Universal Stainless & Alloy Products, Inc.....   6,269      42,880
            Vulcan Materials Co...........................  58,246   5,137,297
#           Westlake Chemical Corp........................ 158,152   7,192,753
#           WestRock Co................................... 200,591   7,076,850
            Worthington Industries, Inc...................  47,320   1,447,519
                                                                   -----------
Total Materials...........................................          97,874,099
                                                                   -----------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares.........  47,409          --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES       VALUE+
                                                        ---------- --------------
Other -- (Continued)
(degrees)*  Petrocorp, Inc. Escrow Shares..............        900 $           --
                                                                   --------------
Total Other............................................                        --
                                                                   --------------
Telecommunication Services -- (4.6%)
            AT&T, Inc..................................  5,441,020    196,203,181
            Atlantic Tele-Network, Inc.................         84          6,467
#           CenturyLink, Inc...........................    512,432     13,026,022
            Frontier Communications Corp...............    696,949      3,171,118
*           General Communication, Inc. Class A........     45,867        831,110
#*          Iridium Communications, Inc................     14,800        103,008
*           Lumos Networks Corp........................        500          5,790
#*          ORBCOMM, Inc...............................     44,499        324,843
            Shenandoah Telecommunications Co...........    112,708      2,590,030
            Spok Holdings, Inc.........................     12,522        225,521
#*          Sprint Corp................................    422,600      1,276,252
#*          T-Mobile US, Inc...........................    113,786      4,568,508
            Telephone & Data Systems, Inc..............    111,207      2,578,890
*           United States Cellular Corp................      7,591        285,725
            Verizon Communications, Inc................    187,958      9,392,261
*           Vonage Holdings Corp.......................     85,934        440,842
                                                                   --------------
Total Telecommunication Services.......................               235,029,568
                                                                   --------------
Utilities -- (0.1%)
*           Calpine Corp...............................     62,921        963,320
            Consolidated Water Co., Ltd................      6,656         77,409
            NRG Energy, Inc............................    263,762      2,806,428
            Ormat Technologies, Inc....................     20,134        712,744
            UGI Corp...................................     78,988      2,685,592
                                                                   --------------
Total Utilities........................................                 7,245,493
                                                                   --------------
TOTAL COMMON STOCKS....................................             4,846,888,756
                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights..................      8,393         15,863
(degrees)#* Magnum Hunter Resources Corp. Warrants
              04/15/16.................................      8,220             --
(degrees)*  Safeway Casa Ley Contingent Value Rights...    157,807        160,158
(degrees)*  Safeway PDC, LLC Contingent Value Rights...    157,807          7,701
TOTAL RIGHTS/WARRANTS..................................                   183,722
                                                                   --------------
TOTAL INVESTMENT SECURITIES............................             4,847,072,478
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid
            Reserves, 0.358%........................... 45,872,868     45,872,868
                                                                   --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@        DFA Short Term Investment Fund............. 18,398,566    212,871,404
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,331,201,032)^^..            $5,105,816,750
                                                                   ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  904,762,251           --   --    $  904,762,251
   Consumer Staples...........    413,057,415           --   --       413,057,415
   Energy.....................    660,965,610           --   --       660,965,610
   Financials.................    936,473,776           --   --       936,473,776
   Health Care................    571,567,475           --   --       571,567,475
   Industrials................    589,519,751           --   --       589,519,751
   Information Technology.....    430,393,318           --   --       430,393,318
   Materials..................     97,874,099           --   --        97,874,099
   Other......................             --           --   --                --
   Telecommunication Services.    235,029,568           --   --       235,029,568
   Utilities..................      7,245,493           --   --         7,245,493
Rights/Warrants...............             -- $    183,722   --           183,722
Temporary Cash Investments....     45,872,868           --   --        45,872,868
Securities Lending Collateral.             --  212,871,404   --       212,871,404
Futures Contracts**...........      1,322,372           --   --         1,322,372
                               -------------- ------------   --    --------------
TOTAL......................... $4,894,083,996 $213,055,126   --    $5,107,139,122
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

-------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited)
January 31, 2016
-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                              Rate  Maturity Face Amount $ Fair Value $
--------------------                              ----  -------- ------------- ------------
CORPORATE BONDS - 2.0%
(r)Bank of Nova Scotia........................... 0.91% 03/15/16   56,027,000   56,024,703
(r)Bank of Nova Scotia........................... 1.14% 07/15/16   54,562,000   54,626,110
(r)General Electric Capital Corp................. 0.56% 05/11/16   36,280,000   36,287,075
(r)Merck & Co., Inc.............................. 0.55% 05/18/16   10,000,000   10,002,640
(r)Toyota Motor Credit Corp...................... 0.65% 05/17/16   14,038,000   14,042,225
(r)Toyota Motor Credit Corp...................... 0.52% 06/13/16  150,000,000  149,906,850
                                                                  -----------  -----------
TOTAL CORPORATE BONDS (Cost $321,061,731)........                 320,907,000  320,889,603
                                                                  -----------  -----------
YANKEE BONDS - 3.1%
(r)Bank of Nova Scotia........................... 0.68% 06/20/16   42,000,000   41,981,226
(r)++Commonwealth Bank of Australia.............. 1.07% 09/20/16   10,000,000   10,008,470
++General Electric Capital International Funding. 0.96% 04/15/16  193,797,000  193,886,727
Province of Ontario.............................. 1.00% 07/22/16   50,000,000   50,075,200
(r)Royal Bank of Canada.......................... 0.94% 09/09/16   19,436,000   19,452,035
(r)Svenska Handelsbanken AB...................... 1.02% 03/21/16   81,497,000   81,543,209
(r)Svenska Handelsbanken AB...................... 1.06% 09/23/16    4,525,000    4,530,955
(r)Toronto Dominion Bank NY...................... 0.58% 05/23/16   50,000,000   49,992,350
(r)Westpac Banking Corp.......................... 0.82% 11/25/16   40,250,000   40,260,385
                                                                  -----------  -----------
TOTAL YANKEE BONDS (Cost $491,899,309)...........                 491,505,000  491,730,557
                                                                  -----------  -----------
COMMERCIAL PAPER - 41.5%
(y)++3M Co....................................... 0.46% 02/04/16  100,000,000   99,994,900
(y)++ANZ National International Ltd.............. 0.48% 02/25/16   95,000,000   94,968,365
(y)++ANZ National International Ltd.............. 0.51% 03/16/16  100,000,000   99,936,811
(r)++ANZ New Zealand International Ltd........... 0.54% 04/08/16  100,000,000   99,992,300
(y)++Archer Daniels Midland Co................... 0.43% 02/23/16   33,000,000   32,990,971
(y)++Australia & New Zealand Banking Group....... 0.48% 02/26/16   83,700,000   83,670,965
(y)++Australia & New Zealand Banking Group....... 0.48% 02/29/16   23,905,000   23,895,696
(y)++Australia & New Zealand Banking Group....... 0.59% 04/29/16   24,450,000   24,414,648
(r)Australia & New Zealand Banking Group......... 0.63% 07/06/16  100,000,000   99,990,300
(y)Banque et Caisse d'Epargne de I'Etat.......... 0.63% 04/06/16  100,000,000   99,884,022
(y)++Caisse des Depots et Consignations.......... 0.24% 02/16/16  100,000,000   99,989,517
(y)++Caisse des Depots et Consignations.......... 0.35% 03/15/16   45,000,000   44,980,795
(y)++Caisse des Depots et Consignations.......... 0.63% 05/02/16   50,000,000   49,919,839
(y)++Caisse des Depots et Consignations.......... 0.64% 05/16/16  100,000,000   99,811,600
(y)++Commonwealth Bank of Australia.............. 0.40% 03/02/16   80,000,000   79,972,720
(r)++Commonwealth Bank of Australia.............. 0.55% 04/13/16   40,000,000   39,994,080
(r)Commonwealth Bank of Australia................ 0.55% 05/04/16   25,000,000   24,998,175
(r)Commonwealth Bank of Australia................ 0.66% 06/28/16  100,000,000   99,980,000
(r)++Commonwealth Bank of Australia.............. 0.64% 06/29/16  100,000,000   99,976,200
(r)Commonwealth Bank of Australia................ 0.63% 07/11/16  100,000,000   99,988,200
(r)++Commonwealth Bank of Australia.............. 0.78% 10/27/16   90,000,000   89,986,860
(r)Commonwealth Bank of Australia................ 0.70% 11/21/16   50,000,000   49,985,200
(y)++CPPIB Capital, Inc.......................... 0.39% 02/16/16  100,000,000   99,982,500
(y)++CPPIB Capital, Inc.......................... 0.39% 02/17/16  100,000,000   99,981,369
(y)++CPPIB Capital, Inc.......................... 0.40% 02/18/16  100,000,000   99,980,167
(y)++CPPIB Capital, Inc.......................... 0.44% 04/15/16   75,000,000   74,931,342
(y)++DBS Bank Ltd................................ 0.43% 02/05/16  100,000,000   99,993,972
(y)++DBS Bank Ltd................................ 0.40% 02/19/16  125,000,000  124,973,749
(y)++DBS Bank Ltd................................ 0.42% 04/04/16  100,000,000   99,924,833
(y)++Erste Abwicklungsanstalt.................... 0.40% 02/26/16   50,000,000   49,985,689
(y)++Erste Abwicklungsanstalt.................... 0.40% 03/16/16   50,000,000   49,974,999
(y)++Erste Abwicklungsanstalt.................... 0.42% 04/04/16  100,000,000   99,924,833
(y)++Erste Abwicklungsanstalt.................... 0.50% 05/11/16  100,000,000   99,861,236
(y)Export Development Canada..................... 0.33% 02/23/16   24,333,000   24,327,880
(y)GE Capital Treasury LLC....................... 0.40% 02/26/16   75,000,000   74,978,534
(y)General Electric Co........................... 0.41% 03/29/16  100,000,000   99,933,333
(y)Government of Canada.......................... 0.55% 02/02/16  100,000,000   99,996,943
(y)Grainger (WW), Inc............................ 0.41% 03/22/16   30,000,000   29,982,731

                     See Notes to Schedule of Investments.

-------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2016
-------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                   Rate  Maturity Face Amount $ Fair Value $
--------------------                                   ----  -------- ------------- -------------
COMMERCIAL PAPER - 41.5% (CONTINUED)
(y)++Honeywell International.......................... 0.34% 02/09/16    50,000,000    49,995,799
(y)++Honeywell International.......................... 0.43% 02/29/16    20,000,000    19,993,059
(y)++IBM Corp......................................... 0.44% 03/24/16    45,000,000    44,970,919
(y)++Kreditanstalt Fur Wiederaufbau................... 0.48% 04/28/16   100,000,000    99,883,250
(y)++L'Oreal USA, Inc................................. 0.40% 03/02/16    40,000,000    39,986,360
(r)National Australia Bank Ltd........................ 0.58% 03/08/16    50,000,000    49,997,850
(y)++National Australia Bank Ltd...................... 0.34% 03/21/16   100,000,000    99,952,622
(y)++National Australia Bank Ltd...................... 0.42% 04/20/16   100,000,000    99,906,839
(y)National Rural Utilities Cooperative Finance Corp.. 0.43% 02/10/16    33,000,000    32,996,051
(y)National Rural Utilities Cooperative Finance Corp.. 0.43% 02/22/16    30,000,000    29,992,140
(y)++Nederlandse Waterschaps.......................... 0.54% 05/02/16   100,000,000    99,863,178
(y)++Nestle Capital Corp.............................. 0.43% 04/06/16    30,000,000    29,976,370
(y)++Nestle Capital Corp.............................. 0.51% 05/05/16    50,000,000    49,932,235
(y)Nestle Finance International Ltd................... 0.36% 02/08/16    41,000,000    40,996,686
(y)++Nordea Bank AB................................... 0.34% 02/05/16   100,000,000    99,995,274
(y)++Nordea Bank AB................................... 0.31% 02/10/16    50,000,000    49,995,667
(y)++Nordea Bank AB................................... 0.32% 02/16/16    40,000,000    39,994,400
(y)++Nordea Bank AB................................... 0.32% 02/18/16    50,000,000    49,992,028
(y)++Nordea Bank AB................................... 0.35% 03/02/16    50,000,000    49,984,875
(y)++Nordea Bank AB................................... 0.35% 03/03/16   100,000,000    99,968,550
(y)++Nordea Bank AB................................... 0.46% 04/06/16   100,000,000    99,915,567
(y)Oesterreich Kontrollbank........................... 0.39% 02/12/16    67,000,000    66,991,245
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.46% 02/04/16    75,000,000    74,996,175
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.43% 02/05/16    50,000,000    49,996,986
(y)Oversea-Chinese Banking Corp. Ltd.................. 0.40% 02/18/16   100,000,000    99,980,167
(y)++Pfizer, Inc...................................... 0.25% 02/08/16   100,000,000    99,994,444
(y)++Pfizer, Inc...................................... 0.27% 02/11/16   225,000,000   224,981,311
(y)++Province of Quebec............................... 0.60% 02/02/16   100,000,000    99,996,677
(y)++PSP Capital, Inc................................. 0.40% 02/08/16    25,000,000    24,997,771
(y)++PSP Capital, Inc................................. 0.39% 02/17/16   100,000,000    99,981,369
(y)++PSP Capital, Inc................................. 0.40% 02/18/16    77,500,000    77,484,629
(y)++PSP Capital, Inc................................. 0.40% 02/19/16    31,630,000    31,623,358
(y)++PSP Capital, Inc................................. 0.40% 02/24/16    50,000,000    49,986,784
(y)++Roche Holdings, Inc.............................. 0.59% 06/20/16    90,000,000    89,791,220
(y)++Siemens Capital Co. LLC.......................... 0.45% 04/22/16    90,100,000    90,007,497
(y)++Standard Chartered Bank PLC...................... 0.48% 03/02/16   100,000,000    99,958,750
(y)++Svenska Handelsbank, Inc......................... 0.40% 02/08/16    80,000,000    79,992,889
(y)++Svenska Handelsbank, Inc......................... 0.39% 02/10/16    50,000,000    49,994,567
(y)++Svenska Handelsbank, Inc......................... 0.42% 03/04/16   100,000,000    99,961,597
(y)++Svenska Handelsbank, Inc......................... 0.43% 03/10/16    50,000,000    49,976,482
(y)++Svenska Handelsbank, Inc......................... 0.54% 04/18/16   100,000,000    99,882,222
(y)++Total Capital Canada, Ltd........................ 0.40% 02/22/16    75,000,000    74,981,850
(y)Toyota Motor Credit Corp........................... 0.42% 02/10/16   100,000,000    99,988,267
(y)Toyota Motor Credit Corp........................... 0.41% 02/17/16   100,000,000    99,980,683
(y)Toyota Motor Credit Corp........................... 0.41% 02/23/16   100,000,000    99,973,750
(y)Toyota Motor Credit Corp........................... 0.52% 04/27/16    50,000,000    49,937,082
(y)++United Overseas Bank............................. 0.50% 02/03/16    50,000,000    49,997,896
(y)++Wal-Mart Stores, Inc............................. 0.48% 04/28/16    98,250,000    98,134,556
(y)++Westpac Banking Corp............................. 0.40% 02/04/16    40,000,000    39,998,213
(r)++Westpac Banking Corp............................. 0.59% 05/09/16    50,000,000    49,996,100
(r)++Westpac Banking Corp............................. 0.64% 07/05/16   100,000,000    99,991,600
                                                                      ------------- -------------
TOTAL COMMERCIAL PAPER (Cost $6,670,160,084)..........                6,672,868,000 6,669,902,130
                                                                      ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 16.1%
(r)Bank of Montreal................................... 0.60% 03/21/16    65,000,000    64,991,030
Bank of Montreal...................................... 0.63% 04/18/16   150,000,000   150,040,827
(r)Bank of Montreal................................... 0.57% 05/09/16   150,000,000   149,992,950
(r)Bank of Montreal................................... 0.72% 10/05/16   150,000,000   149,978,100
(r)Bank of Nova Scotia................................ 0.54% 03/10/16    35,000,000    34,997,165
(r)Bank of Nova Scotia................................ 0.73% 03/23/16    41,000,000    40,977,409
(r)Bank of Nova Scotia................................ 0.67% 04/25/16   100,000,000    99,945,700
(r)Bank of Nova Scotia................................ 0.65% 07/15/16   100,000,000    99,983,500

                     See Notes to Schedule of Investments.

-------------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2016
-------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                            Rate Maturity Face Amount $  Fair Value $
--------------------                                                           ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 16.1% (CONTINUED)
(r)Bank of Nova Scotia........................................................ 0.68% 08/02/16    50,000,000    49,995,050
(r)Nordea Bank Finland NY..................................................... 0.59% 05/13/16   125,000,000   124,985,250
(r)Royal Bank of Canada NY.................................................... 0.55% 02/23/16    40,000,000    39,994,400
(r)Royal Bank of Canada NY.................................................... 0.54% 03/16/16    75,000,000    74,992,125
(r)Royal Bank of Canada NY.................................................... 0.59% 04/08/16   100,000,000    99,993,900
(r)Royal Bank of Canada NY.................................................... 0.36% 05/04/16   100,000,000    99,997,500
(r)Royal Bank of Canada NY.................................................... 0.58% 05/20/16   100,000,000    99,986,100
(r)Royal Bank of Canada NY.................................................... 0.64% 05/23/16    50,000,000    49,991,500
(r)Royal Bank of Canada NY.................................................... 0.87% 12/02/16    50,000,000    49,991,750
Svenska Handelsbanken NY...................................................... 0.47% 04/14/16   100,000,000    99,988,672
(r)Svenska Handelsbanken NY................................................... 0.59% 04/15/16   100,000,000    99,986,200
(r)Toronto Dominion Bank NY................................................... 0.64% 04/04/16    95,000,000    94,945,660
(r)Toronto Dominion Bank NY................................................... 0.36% 05/02/16    90,000,000    89,995,590
(r)Toronto Dominion Bank NY................................................... 0.67% 06/06/16   100,000,000    99,993,200
(r)Toronto Dominion Bank NY................................................... 0.70% 08/19/16   100,000,000    99,979,500
(r)Toronto Dominion Bank NY................................................... 0.87% 10/17/16   100,000,000    99,927,100
(r)Toronto Dominion Bank NY................................................... 0.70% 11/04/16    50,000,000    49,991,600
(r)Westpac Banking Corp....................................................... 0.63% 04/06/16   250,000,000   249,847,250
(r)Westpac Banking Corp....................................................... 0.80% 04/15/16    16,600,000    16,602,739
(r)Westpac Banking Corp....................................................... 0.55% 05/04/16   100,000,000    99,994,300
                                                                                              ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,582,606,290)....................                2,582,600,000 2,582,086,067
                                                                                              ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 10.1%
(y)Federal Home Loan Bank..................................................... 0.17% 02/03/16   200,000,000   199,997,200
(y)Federal Home Loan Bank..................................................... 0.21% 02/05/16   200,000,000   199,994,200
(y)Federal Home Loan Bank..................................................... 0.24% 02/12/16   178,000,000   177,985,938
(y)Federal Home Loan Bank..................................................... 0.25% 02/18/16   100,000,000    99,987,700
(y)Federal Home Loan Bank..................................................... 0.25% 02/24/16   100,000,000    99,983,400
(y)Federal Home Loan Bank..................................................... 0.25% 02/26/16   100,000,000    99,981,900
(y)Federal Home Loan Bank..................................................... 0.29% 03/02/16   200,000,000   199,950,400
(y)Federal Home Loan Bank..................................................... 0.29% 03/04/16   100,000,000    99,973,600
(y)Federal Home Loan Bank..................................................... 0.29% 03/09/16   100,000,000    99,969,500
(y)Federal Home Loan Bank..................................................... 0.29% 03/11/16    49,750,000    49,733,981
(y)Federal Home Loan Bank..................................................... 0.29% 03/14/16    19,115,000    19,108,367
(y)Federal Home Loan Bank..................................................... 0.29% 03/17/16    30,000,000    29,988,870
(y)Federal Home Loan Bank..................................................... 0.29% 03/18/16   100,000,000    99,962,000
(y)Federal Home Loan Bank..................................................... 0.29% 03/23/16    40,000,000    39,983,160
(y)Federal Home Loan Bank..................................................... 0.29% 03/28/16   100,000,000    99,953,800
                                                                                              ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost
  $1,616,481,881).............................................................                1,616,865,000 1,616,554,016
                                                                                              ------------- -------------
REPURCHASE AGREEMENTS - 26.0%
Bank of America Corp. (Purchased on 01/31/16, Proceeds at maturity
  $150,004,000 collateralized by U.S. Treasury Securities, 1.88%, 06/30/20,
  market value $153,000,095).................................................. 0.32% 02/01/16   150,000,000   150,000,000
Barclays Capital Group (Purchased on 01/31/16, Proceeds at maturity
  $800,022,667 collateralized by U.S. Treasury Securities, 0.75% - 3.88%,
  03/31/16 - 08/15/24, market value $816,000,078)............................. 0.34% 02/01/16   800,000,000   800,000,000
Deutsche Bank Securities, Inc. (Purchased on 01/31/16, Proceeds at maturity
  $500,014,583 collateralized by U.S. Government Agency Backed Securities,
  0.00% - 2.00%, 03/16/16 - 01/29/19, market value $510,000,604).............. 0.35% 02/01/16   500,000,000   500,000,000
Federal Reserve Bank of New York (Purchased on 01/31/16, Proceeds at maturity
  $999,020,813 collateralized by U.S. Treasury Securities, 1.00% - 3.13%,
  08/31/19 - 02/15/43, market value $999,020,903)............................. 0.25% 02/01/16   999,000,000   999,000,000
Goldman Sachs & Co. (Purchased on 01/31/16, Proceeds at maturity
  $200,005,333 collateralized by U.S. Government Agency Backed Securities,
  3.00% - 6.00%, 08/20/33 - 01/20/46, market value $204,000,001).............. 0.32% 02/01/16   200,000,000   200,000,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (concluded)
January 31, 2016
--------------------------------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                                           Rate Maturity Face Amount $    Fair Value $
--------------------                                                          ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 26.0% (CONTINUED)
HSBC Securities (USA), Inc. (Purchased on 01/31/16, Proceeds at maturity
  $150,003,875 collateralized by U.S. Treasury Securities, 0.00%, 02/15/19 -
  11/15/23, market value $153,004,094)....................................... 0.31% 02/01/16   150,000,000     150,000,000
JPMorgan Securities (Purchased on 01/31/16, Proceeds at maturity
  $400,011,333 collateralized by U.S. Government Agency Backed Securities,
  0.00% - 6.75%, 02/01/16 - 11/01/25, market value $408,001,312)............. 0.34% 02/01/16   400,000,000     400,000,000
Mizuho Securities USA, Inc. (Purchased on 01/31/16, Proceeds at maturity
  $350,009,625 collateralized by U.S. Treasury Securities, 0.13% - 2.13%,
  07/31/18 - 05/15/25, market value $357,000,076)............................ 0.33% 02/01/16   350,000,000     350,000,000
RBC Capital Markets LLC (Purchased on 01/31/16, Proceeds at maturity
  $125,003,125 collateralized by U.S. Treasury Securities, 0.00% - 7.25%,
  05/15/16 - 11/15/24, market value $127,500,048)............................ 0.30% 02/01/16   125,000,000     125,000,000
Toronto Dominion Bank (Purchased on 01/31/16, Proceeds at maturity
  $500,014,167 collateralized by U.S. Government Agency Backed Securities,
  0.00% - 5.00%, 02/02/16 - 01/15/25, market value $510,000,640)............. 0.34% 02/01/16   500,000,000     500,000,000
                                                                                             ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $4,174,000,000)............................                4,174,000,000   4,174,000,000
                                                                                             ------------- ---------------
U.S. TREASURY OBLIGATIONS - 1.2%
(y)U.S. Treasury Bill........................................................ 0.20% 02/18/16   100,000,000      99,990,100
(y)U.S. Treasury Bill........................................................ 0.29% 04/21/16   100,000,000      99,934,800
                                                                                             ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,965,707)..........................                  200,000,000     199,924,900
                                                                                             ------------- ---------------
TOTAL INVESTMENTS (Cost $16,056,175,002) - 100.0%............................                              $16,055,087,273
                                                                                                           ===============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at January 31, 2016 was $5,273,924,927 which represented 32.8% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 01/31/16.
(y)The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of January 31, 2016 is as follows (See Security Valuation Note):

                                          LEVEL 1        LEVEL 2        LEVEL 3
                                        INVESTMENTS    INVESTMENTS    INVESTMENTS
                                            IN             IN             IN
                                        SECURITIES     SECURITIES     SECURITIES
                                       ------------- --------------- -------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                     $           - $   320,889,603 $           -
   Yankee Bonds                                    -     491,730,557             -
   Commercial Paper                                -   6,669,902,130             -
   Yankee Certificates of Deposit                  -   2,582,086,067             -
   U.S. Government Agency Securities               -   1,616,554,016             -
   Repurchase Agreements                           -   4,174,000,000             -
   U.S. Treasury Obligations                       -     199,924,900             -
                                       ------------- --------------- -------------
       Total Investments               $           - $16,055,087,273 $           -
                                       ============= =============== =============

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2016, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a "stand-alone Fund", The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' and the
    Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London

Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series and the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. FUTURES CONTRACTS: Certain Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                                                APPROXIMATE
                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                      DESCRIPTION       DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
The U.S. Large Cap   S&P 500 Emini
  Value Series...... Index(R)         03/18/16    1,390    $134,142   $1,482      $6,394

                                                                                APPROXIMATE
                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                      DESCRIPTION       DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL

The DFA
  International      Mini MSCI EAFE
  Value Series...... Index(R)         03/18/16      400    $ 32,032   $  154      $1,506
The DFA
  International      S&P 500 Emini
  Value Series...... Index(R)         03/18/16      405      39,085      362       1,838
                                                           --------   ------      ------
                                                           $ 71,117   $  516      $3,434
                                                           --------   ------      ------

                                                                                APPROXIMATE
                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                      DESCRIPTION       DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL

The Emerging         Mini MSCI
  Markets Series.... Emerging
                     Markets
                     Index(R)         03/18/16      662    $ 24,752   $1,652      $1,192

                                                                                APPROXIMATE
                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                      DESCRIPTION       DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL

The Emerging         Mini MSCI
  Markets Small Cap  Emerging
  Series............ Markets
                     Index(R)         03/18/16      325    $ 12,152   $  555      $  585

                                                                                APPROXIMATE
                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                      DESCRIPTION       DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL

The Tax-Managed
  U.S. Marketwide    S&P 500 Emini
  Value Series...... Index(R)         03/18/16      300    $ 28,952   $1,322      $1,425

FEDERAL TAX COST

At January 31, 2016, the total cost of securities for federal income tax purposes was:

          The U.S. Large Cap Value Series.............. 14,019,850,480
          The DFA International Value Series...........  9,629,580,770
          The Japanese Small Company Series............  2,688,799,383
          The Asia Pacific Small Company Series........  1,814,545,320
          The United Kingdom Small Company Series......  1,581,512,168
          The Continental Small Company Series.........  3,520,463,572
          The Canadian Small Company Series............  1,132,744,889
          The Emerging Markets Series..................  4,131,243,517
          The Emerging Markets Small Cap Series........  5,866,929,800
          The Tax-Managed U.S. Marketwide Value Series.  3,331,807,107
          The DFA Short Term Investment Fund...........             XX

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: March 29, 2016

By:  /s/ David R. Martin
     -----------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: March 28, 2016